UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 14 of its series.

Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage High Yield Municipal Bond Fund, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage North Carolina Tax-Free Fund, Wells Fargo Advantage Pennsylvania Tax-Free Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Strategic Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund. Each series has a June 30 fiscal year end.

Wells Fargo Managed Account CoreBuilder Shares - Series M has a December 31 fiscal year end.

Date of reporting period: September 30, 2014

ITEM 1. INVESTMENTS

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.21%
California : 91.99%
ABAG Financial Authority For Nonprofit Corporations Children’s Hospital (Health Revenue)	4.25%	12-1-2016	$1,305,000	$1,412,715
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Health Revenue)	2.50	7-1-2019	2,250,000	2,250,383
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2015	995,000	1,025,527
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2016	1,045,000	1,113,657
ABAG Financial Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2019	730,000	842,778
ABAG Financial Authority For Nonprofit Corporations O’Connor Woods (Health Revenue)	4.00	1-1-2019	955,000	1,057,987
ABAG Financial Authority For Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2019	500,000	586,170
Adelanto CA School District CAB Series B (GO, National Insured) ¤	0.00	9-1-2018	2,345,000	1,947,827
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,727,120
Alameda County CA Certificate of Participation (Miscellaneous Revenue, Ambac Insured)	5.63	12-1-2015	550,000	583,358
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,126,530
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,199,720
Alameda County CA Joint Powers Authority PUTTERS Series 2927Z (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.03	12-1-2015	3,490,000	3,490,000
Albany CA Limited Obligation Improvement Bonds Act of 1915 (Miscellaneous Revenue, Ambac Insured)	4.75	9-2-2019	1,305,000	1,325,436
Alvord CA Unified School District BAN (GO) ¤	0.00	5-1-2015	5,000,000	4,996,800
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2016	305,000	300,825
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2017	155,000	158,897
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2018	475,000	506,369
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2020	1,605,000	1,817,502
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	3,245,000	3,097,839
Anaheim CA Redevelopment Agency Merged Project Area Series A (Tax Revenue, AGM Insured)	4.50	2-1-2018	875,000	967,663
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	410,000	411,574
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series B (Transportation Revenue) ±	1.50	4-1-2047	14,000,000	14,160,580
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	0.96	4-1-2045	5,000,000	5,060,600
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.88	4-1-2047	10,000,000	10,196,100
Brentwood CA Infrastructure Financing Authority Series A (Miscellaneous Revenue, AGM Insured)	4.00	9-2-2017	3,825,000	4,116,236
Brentwood CA Infrastructure Financing Authority Series A (Miscellaneous Revenue, AGM Insured) %%	5.00	9-2-2023	850,000	1,011,968
Brentwood CA Infrastructure Financing Authority Subordinated Series B (Miscellaneous Revenue) %%	3.00	9-2-2017	995,000	1,029,626
Brentwood CA Infrastructure Financing Authority Subordinated Series B (Miscellaneous Revenue) %%	3.00	9-2-2018	1,030,000	1,065,020
Brentwood CA Infrastructure Financing Authority Subordinated Series B (Miscellaneous Revenue) %%	3.50	9-2-2019	1,055,000	1,107,170
Cabrillo CA Unified School District CAB Series A (GO, Ambac Insured) ¤	0.00	8-1-2015	1,500,000	1,493,895

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California (GO) ±%%	3.00%	12-1-2032	$4,000,000	$4,276,640
California (GO) ±	4.00	12-1-2027	9,000,000	9,766,080
California (GO, Ambac Insured)	5.00	10-1-2016	10,000	10,041
California (GO)	5.00	10-1-2021	6,795,000	8,212,165
California (Miscellaneous Revenue)	5.00	9-1-2022	2,240,000	2,709,795
California (GO)	5.00	11-1-2022	2,500,000	3,030,300
California (Miscellaneous Revenue)	5.00	9-1-2023	10,730,000	13,034,589
California (GO)	5.00	10-1-2023	8,400,000	10,210,032
California (GO)	5.25	10-1-2022	2,750,000	3,380,520
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2015	360,000	365,616
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2016	370,000	382,843
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2017	380,000	397,077
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	4.00	6-1-2018	390,000	423,778
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2015	230,000	232,003
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2016	420,000	428,329
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.25	5-1-2017	435,000	448,472
California Department of Transportation Certificate of Participation Series A (Miscellaneous Revenue, National Insured)	5.25	3-1-2016	115,000	115,491
California Department of Veterans Affairs Home Purchase Series A (Housing Revenue)	3.50	12-1-2021	1,795,000	1,962,671
California DWR Central Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12-1-2017	6,595,000	7,512,760
California Economic Recovery Series A (Tax Revenue)	5.00	7-1-2018	3,800,000	4,396,486
California Health Facilities Financing Chinese Hospital Associates (Health Revenue)	5.00	6-1-2019	200,000	230,960
California Health Facilities Financing Fellowship Homes Incorporated (Health Revenue, Cal-Mortgage Insured)	5.00	9-1-2019	1,135,000	1,278,385
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	175,000	181,881
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	740,000	764,635
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-2030	415,000	433,401
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	205,000	210,959
California HFA CAB Home Mortgage Series B (Housing Revenue, FHA Insured) ¤	0.00	8-1-2015	5,000	4,808
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA Insured)	3.75	8-1-2020	1,325,000	1,435,929
California HFA Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.30	8-1-2015	475,000	485,213
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	3-1-2019	700,000	816,158
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	4,000,000	4,718,000
California HFFA Catholic Healthcare West Series L (Health Revenue)	5.13	7-1-2022	265,000	273,817
California HFFA Memorial Health Services Series A (Health Revenue)	5.00	10-1-2023	2,475,000	2,905,106
California HFFA St. Joseph Health System Series B (Health Revenue) ±	5.00	7-1-2043	2,000,000	2,263,320
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.00	8-1-2023	805,000	875,655
California Municipal Finance Authority Mobile Home Park Senior Affordable Housing Incorporated Projects Series A (Housing Revenue)	5.00	8-15-2019	515,000	589,886
California Municipal Finance Authority Northbay Healthcare Series A (Health Revenue) ±	2.14	11-1-2027	5,000,000	5,012,850
California Municipal Finance Authority Peppertree Senior Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,566,475
California Municipal Finance Authority Village Grove Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,048,340
California PCFA (Resource Recovery Revenue) ±	5.25	6-1-2023	3,245,000	3,535,882
California PFOTER PT-2802 (GO, National Insured, Dexia Credit Local SPA) ø	0.29	2-1-2025	6,110,000	6,110,000
California PFOTER Series DCL-010 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.29	8-1-2027	6,000,000	6,000,000

2

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Public Works Board Capital Project Series G (Miscellaneous Revenue)	5.00%	11-1-2020	$3,000,000	$3,589,800
California Public Works Board Department of Corrections & Rehabilitation Series A (Miscellaneous Revenue)	6.50	9-1-2017	1,210,000	1,307,901
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	4.00	6-1-2018	1,625,000	1,805,359
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	5.00	10-1-2022	1,500,000	1,809,405
California Public Works Board Department of Corrections & Rehabilitation Series D (Miscellaneous Revenue, AGM Insured)	5.25	6-1-2015	260,000	266,451
California Public Works Board Department of Corrections & Rehabilitation Series E (Miscellaneous Revenue, National Insured)	5.50	6-1-2015	180,000	184,032
California Public Works Board Department of General Services Series A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2017	2,000,000	2,008,200
California Public Works Board Judicial Council Projects Series B (Miscellaneous Revenue)	5.00	10-1-2022	500,000	603,135
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.00	12-1-2019	1,000,000	1,182,540
California Public Works Board Series I (Miscellaneous Revenue)	5.00	11-1-2020	1,250,000	1,495,750
California Refunding Bond (GO, Education Revenue)	5.25	9-1-2022	5,000,000	6,139,350
California School Cash Reserve Program Authority Series G (Miscellaneous Revenue)	2.00	2-27-2015	2,000,000	2,013,880
California School Cash Reserve Program Authority Series O (Miscellaneous Revenue)	2.00	12-31-2014	3,000,000	3,013,020
California School Finance Authority Coastal Academy Project Series A (Education Revenue)	5.00	10-1-2022	400,000	437,184
California Series E (GO) ±	0.94	12-1-2029	5,000,000	5,079,350
California Statewide CDA (Tax Revenue)	2.00	9-2-2015	2,000,000	2,016,560
California Statewide CDA (Health Revenue)	4.00	5-15-2017	450,000	478,949
California Statewide CDA (Education Revenue)	5.88	7-1-2022	2,190,000	2,431,426
California Statewide CDA American Baptist Homes West (Housing Revenue)	4.25	10-1-2015	615,000	621,704
California Statewide CDA American Baptist Homes West Series B-3 (Housing Revenue)	2.10	10-1-2019	2,930,000	2,930,908
California Statewide CDA California Baptist University Series A (Education Revenue)	5.13	11-1-2023	715,000	767,574
California Statewide CDA California Baptist University Series B (Education Revenue)	3.50	11-1-2018	1,230,000	1,260,369
California Statewide CDA Certificate of Participation (Health Revenue, American Capital Access Radian Insured)	4.00	6-1-2015	325,000	332,872
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2014	545,000	547,496
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2015	1,000,000	1,033,330
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2016	1,000,000	1,055,210
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.38	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2021	500,000	574,390
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2022	395,000	453,863
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2023	500,000	572,650
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series B (Health Revenue, Ambac Insured)	4.00	10-1-2014	400,000	400,044
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ±	5.00	4-1-2044	4,000,000	4,459,400
California Statewide CDA MFHR ROC RR-II-R-13104CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.54	9-6-2035	5,400,000	5,400,000
California Statewide CDA MFHR ROC RR-II-R-13105CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.54	12-14-2016	3,400,000	3,400,000

3

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Statewide CDA Monterey Community Hospital (Health Revenue)	3.25%	6-1-2016	$415,000	$433,758
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2015	235,000	239,214
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2016	145,000	149,643
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2017	150,000	155,654
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2018	235,000	243,890
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.50	9-1-2019	240,000	253,013
California Statewide CDA Pollution Control Southern California Edison Company Series A & B (Industrial Development Revenue) ±	1.90	4-1-2028	3,415,000	3,440,169
California Statewide CDA Redwoods Project (Health Revenue, Cal-Mortgage Insured)	3.00	11-15-2018	400,000	426,768
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series B (Health Revenue)	3.00	8-1-2021	5,200,000	5,333,328
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	2,000,000	2,002,680
California Statewide CDA St. Joseph Hospital (Health Revenue, AGM Insured)	4.50	7-1-2018	750,000	802,043
California Statewide CDA University of California Irvine East Campus Apartments Phase I (Housing Revenue)	5.00	5-15-2017	1,000,000	1,099,360
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2015	1,500,000	1,541,970
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2016	380,000	406,068
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2015	400,000	405,944
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2016	400,000	415,748
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2017	400,000	422,400
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	5.00	4-1-2018	400,000	440,548
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2017	415,000	431,853
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2018	300,000	312,501
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2019	540,000	559,127
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2020	775,000	905,409
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2021	855,000	1,005,035
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2022	600,000	708,066
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue) %%	5.00	8-1-2019	1,165,000	1,351,330
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue) %%	5.00	8-1-2020	2,295,000	2,687,009
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue) %%	5.00	8-1-2021	2,425,000	2,852,891
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue) %%	5.00	8-1-2022	2,550,000	3,009,179
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue) %%	5.00	8-1-2023	1,735,000	2,054,153
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue, AGM Insured) %%	5.00	8-1-2024	1,770,000	2,108,583
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue, AGM Insured) %%	5.00	8-1-2025	2,060,000	2,429,605
Centinela Valley CA Union High School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2015	375,000	372,004
Central California Unified School District Refunding (GO, AGM Insured)	4.00	7-1-2020	500,000	566,435
Central California Unified School District Refunding (GO, AGM Insured)	5.00	7-1-2021	400,000	479,780

4

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Central California Unified School District Refunding (GO, AGM Insured)	5.00%	7-1-2022	$750,000	$905,168
Centralia CA School District (GO, AGM Insured)	4.00	8-1-2018	375,000	409,763
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project (Miscellaneous Revenue)	4.50	10-1-2018	690,000	781,177
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project (Miscellaneous Revenue)	5.00	10-1-2021	720,000	854,546
Clovis CA PFA (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2015	375,000	388,864
Coachella Valley CA Unified School District (GO, Build America Mutual Assurance Company Insured)	4.00	8-1-2020	2,455,000	2,771,400
Coachella Valley CA Unified School District (GO, Build America Mutual Assurance Company Insured)	4.00	8-1-2021	2,230,000	2,512,853
Coachella Valley CA Unified School District (GO, Build America Mutual Assurance Company Insured)	4.00	8-1-2022	1,000,000	1,126,020
Colton CA PFA Series A (Utilities Revenue)	4.00	4-1-2019	415,000	462,318
Compton CA Community College District (GO)	5.00	7-1-2017	1,225,000	1,347,145
Compton CA Series A (GO)	2.75	6-1-2015	8,000,000	7,997,200
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	135,000	143,740
Compton CA Unified School District Election of 2002 CAB Series D (GO, Ambac Insured) ¤	0.00	6-1-2017	3,075,000	2,954,491
Contra Costa County CA Transportation Authority Series A (Tax Revenue) ±	0.47	3-1-2034	2,000,000	2,004,120
Contra Costa County CA Water District Refunding Notes Series C (Water & Sewer Revenue)	3.00	10-1-2019	3,000,000	3,268,260
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.00	9-1-2015	220,000	221,300
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.50	9-1-2016	445,000	452,427
County of Stanislaus CA Schools Infrastructure Financing Agency (Tax Revenue, AGM Insured)	5.00	9-1-2021	1,300,000	1,541,579
Culver City CA RDFA (Tax Revenue, Ambac Insured)	5.50	11-1-2014	345,000	345,711
Culver City CA Redevelopment Agency CAB Tax Allocation Series A (Tax Revenue) ¤	0.00	11-1-2019	2,575,000	2,236,156
Cypress CA Elementary School District (Miscellaneous Revenue)	2.00	5-1-2017	335,000	344,226
Cypress CA Elementary School District (Miscellaneous Revenue)	2.25	5-1-2018	455,000	470,698
Delano CA Certificate of Participation Delano Regional Medical Center (Health Revenue)	4.00	1-1-2017	1,305,000	1,370,746
Delano CA Financing Authority Police Station Project Series A (Miscellaneous Revenue)	4.00	12-1-2016	1,040,000	1,104,199
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	9-1-2019	210,000	233,218
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	250,000	294,345
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	295,630
Dixon CA Unified School District (GO, AGM Insured)	5.00	8-1-2021	1,210,000	1,444,317
Dixon CA Unified School District (GO, AGM Insured)	5.00	8-1-2022	1,285,000	1,541,717
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2016	460,000	474,665
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2017	475,000	492,157
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2018	485,000	502,140
El Cerrito CA Redevelopment Agency Tax Allocation Series A (Tax Revenue, National Insured)	5.00	7-1-2019	580,000	580,963
El Dorado CA Community Facilities District #19-1 (Tax Revenue)	4.00	9-1-2018	1,000,000	1,094,780
El Dorado CA Community Facilities District #92-1 (Tax Revenue)	4.00	9-1-2017	1,135,000	1,225,425
Encinitas CA Community Facilities District Ranch Public Improvements Project (Tax Revenue)	4.00	9-1-2017	1,180,000	1,279,911
Escondido CA Union High School District CAB (GO, National Insured) ¤	0.00	5-1-2016	3,335,000	3,280,773
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2020	1,000,000	1,181,970

5

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00%	8-1-2021	$3,170,000	$3,758,067
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2022	2,300,000	2,732,193
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2023	1,025,000	1,221,554
Fontana CA PFA (Miscellaneous Revenue, Ambac Insured)	5.25	9-1-2017	1,015,000	1,019,314
Fontana CA RDA Sierra Corridor Commercial Project (Tax Revenue, National Insured)	4.50	9-1-2015	825,000	854,840
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	8,750,000	9,561,913
Fowler CA Unified School District School Facilities Improvement District #1 (GO, National Insured)	5.20	7-1-2020	1,730,000	1,908,934
Fresno CA Unified School District Series C (GO, National Insured)	5.80	2-1-2015	475,000	483,503
Fresno County CA Financing Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	3.00	8-1-2019	970,000	1,033,390
Fullerton CA Community Facilities District (Tax Revenue)	3.50	9-1-2017	565,000	601,934
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2018	610,000	667,816
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2019	665,000	734,546
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	4.00	9-1-2018	400,000	439,196
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	3.00	9-1-2017	450,000	474,444
Garden Grove CA CDA Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	770,000	869,361
Garden Grove CA CDA Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	3,015,000	3,605,096
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, National Insured)	5.75	2-1-2015	200,000	203,410
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, National Insured)	5.75	8-1-2015	265,000	276,180
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2019	125,000	147,224
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2020	140,000	165,602
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2015	100,000	99,201
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2016	155,000	151,323
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2017	165,000	157,671
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2016	300,000	311,022
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	705,000	742,266
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2018	725,000	766,296
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2019	750,000	794,558
Hemet CA Unified School District Certificate of Participation (Miscellaneous Revenue) ø%%	0.89	10-1-2036	13,850,000	13,850,000
Huntington Beach CA City School District Election of 2002 (GO) %%	4.00	8-1-2019	2,875,000	3,148,873
Huntington Beach CA City School District Election of 2002 (GO) %%	4.00	8-1-2021	505,000	559,429
Huntington Beach CA City School District Election of 2002 (GO) %%	5.00	8-1-2020	3,150,000	3,633,525
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	860,746
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2014	490,000	490,696
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2016	265,000	281,237
Industry CA PFA Tax Allocation Revenue Bond (Tax Revenue, National Insured)	4.00	5-1-2018	1,000,000	1,007,190
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.00	10-15-2014	1,000,000	1,001,870
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.00	10-15-2015	1,500,000	1,567,635
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	2,500,000	2,543,100
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,000,000	3,179,970
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1 (Miscellaneous Revenue)	4.00	9-2-2018	1,325,000	1,459,329

6

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Irvine CA Public Facilities & Infrastructure Authority Series A (Miscellaneous Revenue)	3.00%	9-2-2018	$1,195,000	$1,235,905
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2020	320,000	372,838
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2021	340,000	395,845
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2022	365,000	427,152
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2023	375,000	439,751
Jurupa CA PFA Series A (Tax Revenue)	5.00	9-1-2020	550,000	641,988
Keyes CA Unified School District CAB (GO, National Insured) ¤	0.00	8-1-2015	150,000	148,074
Keyes CA Unified School District CAB (GO, National Insured) ¤	0.00	8-1-2016	155,000	149,569
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2019	1,150,000	1,333,621
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2020	1,045,000	1,219,776
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2021	565,000	677,910
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2022	615,000	737,041
Lake Elsinore CA PFFA (Tax Revenue, Ambac Insured)	4.00	9-1-2016	1,830,000	1,918,810
Lake Elsinore CA School Financing Authority (Tax Revenue)	3.00	9-1-2016	1,420,000	1,454,875
Lammersville CA Joint Unified School Community Facilities District #2002 (Tax Revenue)	2.00	9-1-2015	750,000	759,465
Lancaster CA RDA Combined Project Areas (Tax Revenue)	4.75	8-1-2015	585,000	601,398
Lee Lake CA Public Financing Authority Senior Lien Series A (Tax Revenue)	4.00	9-1-2017	1,620,000	1,749,065
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2015	1,250,000	1,306,938
Long Beach CA Harbor AMT Series A (Airport Revenue, National Insured)	5.00	5-15-2016	500,000	514,790
Los Alamitos CA Unified School District TRAN (GO) ¤	0.00	9-1-2016	1,000,000	995,580
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	9-1-2015	375,000	390,281
Los Angeles CA Community Facilities District #4 Playa Vista Phase 1 (Tax Revenue)	5.00	9-1-2020	600,000	703,278
Los Angeles CA Community Facilities District #4 Playa Vista Phase 1 (Tax Revenue)	5.00	9-1-2021	550,000	650,650
Los Angeles CA Community Facilities District #4 Playa Vista Phase 1 (Tax Revenue)	5.00	9-1-2022	575,000	679,949
Los Angeles CA Community Redevelopment Agency (Tax Revenue, AGM Insured)	5.50	12-1-2018	2,225,000	2,243,779
Los Angeles CA Convention & Exhibit Center Authority Series A (Miscellaneous Revenue)	5.00	8-15-2020	2,000,000	2,307,040
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	3.00	5-1-2022	925,000	979,122
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	5.00	3-1-2022	5,000,000	5,997,900
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	5.00	5-1-2023	475,000	573,591
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2021	300,000	358,626
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2022	350,000	420,662
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2023	350,000	422,646
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B (Miscellaneous Revenue)	5.00	10-1-2025	1,875,000	2,198,981
Los Angeles CA Unified School District Certificate of Participation Multiple Properties Series A (Miscellaneous Revenue)	5.00	12-1-2015	1,750,000	1,848,350
Los Angeles CA Unified School District Election of 2004 Series F (GO, FGIC Insured)	5.00	7-1-2020	2,500,000	2,705,700

7

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Los Angeles CA Unified School District Refunding Bond Series D (GO)	5.00%	7-1-2023	$6,180,000	$7,550,786
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2014	200,000	201,964
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2015	1,835,000	1,951,211
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2016	3,285,000	3,650,719
Los Angeles County CA Certificate of Participation CAB Disney Package Projects (Miscellaneous Revenue) ¤	0.00	3-1-2017	675,000	659,975
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	9-1-2019	750,000	764,745
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2017	7,880,000	8,859,720
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, National Insured)	5.00	12-1-2016	1,715,000	1,808,519
Los Angeles County CA Public Works Financing Authority Master Project Series B (Miscellaneous Revenue, National Insured)	5.00	9-1-2018	400,000	436,004
Los Angeles County CA Public Works Multiple Capital Projects (Miscellaneous Revenue)	5.00	8-1-2020	500,000	592,945
Los Angeles County CA Redevelopment Refunding Authority Hollywood Redevelopment Project (Tax Revenue)	5.00	7-1-2019	1,780,000	2,082,564
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2018	2,570,000	2,928,258
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2019	2,545,000	2,951,360
Los Angeles County CA Regional Financing Authority MonteCedro Incorporated Project (Health Revenue)	3.00	11-15-2021	2,750,000	2,791,910
Los Angeles County CA Schools Regionalized Business Services Corporation Series A (Miscellaneous Revenue, AGM Insured)	3.00	9-1-2017	595,000	623,286
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2016	1,000,000	1,068,060
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2017	1,010,000	1,110,142
Lynwood CA Unified School District BAN Series A (GO)	5.00	8-1-2017	3,000,000	3,317,160
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.25	6-1-2018	1,115,000	1,201,390
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2015	1,020,000	1,039,023
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	1,085,000	1,150,979
Merced CA Union High School CAB Series A (GO, National Insured) ¤	0.00	8-1-2019	2,190,000	1,993,623
Merrill Lynch PFOTER Series PT-4211 (GO, Dexia Credit Local SPA) 144Aø	0.29	2-1-2025	12,860,000	12,860,000
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.00	9-1-2018	595,000	646,973
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.50	9-1-2019	605,000	674,702
Modesto CA Irrigation District Electric Refunding Bond Series A (Utilities Revenue)	5.00	7-1-2020	500,000	596,255
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2016	725,000	767,079
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2017	755,000	813,830
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2018	785,000	857,055
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2019	815,000	896,207
Murrieta CA PFA (Tax Revenue)	5.00	9-1-2017	870,000	955,504
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2017	955,000	1,011,975
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2018	1,025,000	1,093,778
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2019	1,000,000	1,065,450
Newhall CA School District (Miscellaneous Revenue) ¤	0.00	8-1-2018	15,680,000	15,126,653
Newhall CA School District BAN School Facilities Improvement (GO) ¤	0.00	8-1-2017	9,000,000	8,845,830
North City CA West School Facilities Financing Authority Series C (Tax Revenue, Ambac Insured)	5.00	9-1-2018	1,125,000	1,274,288
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	280,000	309,159
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	350,000	387,139

8

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00%	6-1-2018	$610,000	$671,549
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	625,000	690,088
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	650,000	718,972
Oak Valley CA Hospital District Refunding (GO)	4.00	7-1-2020	500,000	556,815
Oak Valley CA Hospital District Refunding (GO)	5.00	7-1-2021	950,000	1,122,938
Oak Valley CA Hospital District Refunding (GO)	5.00	7-1-2022	750,000	888,938
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Miscellaneous Revenue, Ambac Insured)	5.50	10-1-2014	680,000	680,082
Oakland CA Joint Powers Financing Authority Series A1 (Miscellaneous Revenue, AGM Insured)	5.25	1-1-2017	1,885,000	2,054,575
Oakland CA Redevelopment Agency Refunding Sub Housing Set-Aside Series A (Tax Revenue, Ambac Insured)	5.00	9-1-2018	2,000,000	2,109,940
Oakland CA Successor Agency Refunding Sub Lien Central District Redevelopment Project (Tax Revenue)	4.00	9-1-2018	3,215,000	3,547,270
Oakland CA Unified School District (GO, National Insured)	4.00	8-1-2015	185,000	190,110
Oakland CA Unified School District Alameda County Election of 2000 (GO, National Insured)	5.00	8-1-2015	500,000	517,970
Oakland CA Unified School District Alameda County Election of 2000 (GO, National Insured)	5.00	8-1-2016	530,000	548,630
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2015	640,000	651,027
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2016	540,000	556,130
Oakland CA Unified School District Alameda County Election of 2012 (GO)	4.00	8-1-2015	3,725,000	3,820,137
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2016	3,425,000	3,659,510
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2017	2,250,000	2,452,478
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2018	200,000	229,862
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2019	1,085,000	1,270,014
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	3-1-2020	1,110,000	1,298,267
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2020	1,140,000	1,341,814
Orange Cove CA Irrigation District (Water & Sewer Revenue)	3.15	2-1-2019	660,000	667,075
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2015	1,960,000	2,028,071
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2018	2,275,000	2,550,184
Pacifica CA Certificate of Participation City of Pacifica Financing Authority (Miscellaneous Revenue, Ambac Insured)	4.50	1-1-2016	745,000	778,808
Palm Springs CA Financing Authority Convention Center Project Series A (Miscellaneous Revenue)	3.00	11-1-2017	1,280,000	1,351,693
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2015	285,000	289,475
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2016	330,000	339,224
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00	9-2-2018	415,000	436,223
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	9-2-2021	450,000	492,435
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	806,106	860,366
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-2016	250,000	247,225
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-2017	880,000	851,840
Palomar Pomerado CA Health System CAB (GO, National Insured) ¤	0.00	8-1-2017	2,000,000	1,936,000
Patterson CA Joint Unified School District CAB Series A (GO, National Insured) ¤	0.00	8-1-2015	140,000	138,765

9

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00%	9-1-2015	$600,000	$603,546
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2016	635,000	640,728
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2017	670,000	670,228
Pioneers CA Memorial Healthcare District (GO)	4.00	10-1-2015	400,000	411,656
Pioneers CA Memorial Healthcare District (GO)	4.00	10-1-2017	810,000	866,765
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2021	1,885,000	2,229,974
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2022	1,305,000	1,546,125
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2023	780,000	927,818
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2018	555,000	609,568
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	580,000	643,655
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	600,000	699,750
Pleasant Valley CA Unified School District Ventura County PFOTER (GO, National Insured, Dexia Bank SPA) ø	0.29	8-1-2031	4,120,000	4,120,000
Pomona CA Public Financing Authority Unrefunded Balance Merfed Redevelopment (Tax Revenue, Ambac Insured)	5.25	2-1-2018	725,000	727,371
Pomona Valley CA Educational Joint Powers Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2016	805,000	852,841
Pomona Valley CA Educational Joint Powers Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2017	1,635,000	1,770,672
Poway CA RDA Paguay Project Series A (Tax Revenue, National Insured)	5.25	6-15-2017	1,190,000	1,194,974
Poway CA Unified School District (Tax Revenue)	3.00	9-15-2017	625,000	657,200
Poway CA Unified School District (Tax Revenue)	3.00	9-15-2018	755,000	798,065
Poway CA Unified School District (Tax Revenue)	4.00	9-15-2020	335,000	370,875
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2017	500,000	539,835
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2018	450,000	492,651
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	300,000	334,317
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	185,000	205,550
Poway CA Unified School District PFA Tranche Series B (Miscellaneous Revenue, AGM Insured, Dexia Credit Local SPA) ¤	0.00	12-1-2042	6,120,000	6,115,594
Poway CA Unified School District Series C (Tax Revenue)	4.00	9-15-2019	475,000	516,377
Poway CA Unified School District Series C (Tax Revenue)	4.00	9-15-2020	510,000	554,033
Rancho Cucamonga CA Redevelopment Agency Project Area (Tax Revenue, AGM Insured)	5.00	9-1-2021	1,000,000	1,196,270
Rancho Cucamonga CA Redevelopment Agency Project Area (Tax Revenue, AGM Insured)	5.00	9-1-2022	1,400,000	1,682,688
Rancho Cucamonga CA Redevelopment Agency Project Area (Tax Revenue, AGM Insured)	5.00	9-1-2023	1,350,000	1,632,299
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.13	9-1-2015	675,000	690,471
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.50	9-1-2016	725,000	761,352
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2016	225,000	222,260
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2018	345,000	325,525
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2020	460,000	405,012
Ridgecrest CA Redevelopment Agency Ridgecrest Project (Tax Revenue)	3.75	6-30-2015	630,000	645,259

10

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Riverside CA Community College District Election of 2004 Series D (GO) ¤	0.00%	8-1-2020	$535,000	$475,144
Riverside CA PFA Local Measure A Certificate of Participation Riverside Pavement Rehabilitation Project (Tax Revenue, AGM Insured)	5.00	6-1-2023	845,000	990,509
Riverside CA Unified School District Financing Authority Superior Lien Series A (Miscellaneous Revenue)	4.00	9-1-2018	1,735,000	1,899,443
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2016	640,000	685,037
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2017	490,000	536,800
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2016	2,395,000	2,353,159
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2019	1,000,000	908,590
Riverside County CA PFA Indian Wells Refunding Project (Tax Revenue, AGM Insured)	5.00	9-1-2020	1,610,000	1,903,278
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, National Insured)	4.50	10-1-2015	130,000	134,901
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, National Insured)	5.00	10-1-2014	1,000,000	1,000,120
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2018	810,000	885,095
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2020	795,000	882,649
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	5.00	5-1-2019	840,000	965,278
Robla CA School District Series B (GO, National Insured) ¤	0.00	8-1-2018	640,000	596,262
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2015	1,000,000	1,015,230
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	1,050,000	1,202,891
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	1,185,000	1,370,038
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2021	830,000	965,755
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2022	775,000	905,774
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2023	815,000	957,902
Sacramento CA Regional Art Facilities Financing Authority Certificate of Participation (Miscellaneous Revenue, Ambac Insured)	4.10	9-1-2015	150,000	150,368
Sacramento CA Regional Transportation District Farebox Revenue (Transportation Revenue)	5.00	3-1-2019	500,000	573,730
Sacramento County CA Certificate of Participation Public Facilities Project (Miscellaneous Revenue, Ambac Insured)	4.50	2-1-2016	440,000	461,226
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	1,000,000	1,162,040
San Bernardino County CA Certificate of Participation Justice Center Airport Improvements (Miscellaneous Revenue, National Insured)	5.00	7-1-2015	1,075,000	1,105,423
San Bernardino County CA Certificate of Participation Justice Center Airport Improvements (Miscellaneous Revenue, National Insured)	5.00	7-1-2016	430,000	455,929
San Bernardino County CA Certificate of Participation Medical Centre Financing Project (Miscellaneous Revenue, National Insured)	5.50	8-1-2017	860,000	919,469
San Bernardino County CA Joint Powers Financing Authority Series A (Tax Revenue, AGM Insured)	5.75	10-1-2014	1,425,000	1,425,185
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	2,000,000	2,302,300

11

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50%	12-1-2021	$2,585,000	$3,121,051
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2016	415,000	444,444
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2018	460,000	512,987
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.00	2-15-2016	1,825,000	1,938,424
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.50	9-1-2015	365,000	374,859
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.00	9-1-2016	380,000	403,210
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	9-1-2017	345,000	378,565
San Diego CA RDA Tax Allocation Center Series A (Tax Revenue, AGM Insured) ¤	0.00	9-1-2018	635,000	594,684
San Diego CA RDA Tax Allocation Center Series A (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.25	9-1-2015	2,215,000	2,223,639
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2016	400,000	412,356
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2017	205,000	213,233
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2018	525,000	546,866
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	4.00	8-1-2017	885,000	943,932
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	5.00	8-1-2018	500,000	558,815
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	5.00	8-1-2019	555,000	627,255
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2016	310,000	331,018
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2018	400,000	452,948
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2020	500,000	578,345
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2022	375,000	432,630
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.00	8-1-2015	910,000	943,879
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.25	8-1-2018	2,000,000	2,023,940
San Gorgonio CA Memorial Healthcare Refunding (GO)	5.00	8-1-2021	275,000	323,252
San Gorgonio CA Memorial Healthcare Refunding (GO)	5.00	8-1-2022	500,000	589,220
San Gorgonio CA Memorial Healthcare Refunding (GO)	5.00	8-1-2023	1,000,000	1,177,270
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2015	2,830,000	2,822,274
San Jose CA Airport Series A (Airport Revenue, Ambac Insured)	5.50	3-1-2018	4,350,000	4,975,008
San Jose CA Airport Series A (Airport Revenue, AGM/Ambac Insured)	5.50	3-1-2019	5,220,000	5,743,462
San Jose CA Airport Series B PUTTER (Airport Revenue, Ambac/AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.16	9-1-2030	8,900,000	8,900,000
San Jose CA Convention Center Expansion & Renovation Project (Tax Revenue)	5.25	5-1-2023	1,465,000	1,725,770
San Jose CA Financing Authority Convention Center Project Series F (Miscellaneous Revenue, National Insured)	5.00	9-1-2015	1,000,000	1,010,380
San Jose CA Libraries & Parks Project (GO)	5.00	9-1-2017	715,000	717,910
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	4.36	8-1-2016	400,000	401,296
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	4.54	8-1-2018	1,035,000	1,038,436
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	5.00	8-1-2017	2,000,000	2,076,260
San Jose CA Redevelopment Agency Series A (Tax Revenue)	6.13	8-1-2015	280,000	289,923
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project (Tax Revenue, National Insured)	4.50	8-1-2015	500,000	501,610
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project Series A (Tax Revenue, National Insured)	5.25	8-1-2019	1,125,000	1,129,511
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project Series A-1 (Tax Revenue)	5.00	8-1-2022	800,000	897,792

12

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project Series D (Tax Revenue, Ambac Insured)	5.00%	8-1-2021	$2,635,000	$2,823,271
San Juan CA Basin Authority Ground Water Recovery Project (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2016	1,150,000	1,154,888
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	100,000	114,193
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	100,000	115,615
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2015	430,000	438,458
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2016	445,000	460,927
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2017	455,000	475,698
San Marcos CA PFA Series B (Tax Revenue)	4.00	9-1-2018	1,000,000	1,094,780
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	220,000	259,083
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	270,000	319,283
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	296,750
San Mateo County CA Joint Power Authority Capital Projects Program (Miscellaneous Revenue, National Insured)	6.50	7-1-2015	105,000	109,326
San Mateo County CA Transportation Authority Series A (Tax Revenue, National Insured) ¤	0.00	12-1-2018	270,000	249,629
San Mateo-Foster City CA School District (GO) %%	5.00	8-15-2020	2,000,000	2,309,580
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2021	1,775,000	2,095,281
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2022	1,865,000	2,207,489
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2023	1,945,000	2,304,806
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	9-1-2019	1,000,000	1,156,750
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO) ¤	0.00	8-1-2020	1,815,000	1,606,366
Santa Clara County CA Financing Authority Capital Projects Series A (Miscellaneous Revenue)	4.00	2-1-2024	6,000,000	6,650,520
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2020	150,000	167,372
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2021	125,000	146,191
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2022	165,000	192,154
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2016	495,000	534,595
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2017	495,000	548,762
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	625,000	724,794
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	1,000,000	1,167,250
Santa Fe Springs CA Community Development Commission Consolidated Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	9-1-2017	750,000	833,708
Santa Margarita CA Water District Community Facilities District #99-1 (Tax Revenue)	5.00	9-1-2021	500,000	586,705
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, National Insured) ¤	0.00	8-1-2015	500,000	498,620
Signal Hill CA Redevelopment Project #1 (Tax Revenue)	4.13	10-1-2016	550,000	573,326

13

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Simi Valley CA Unified School District Certificate of Participation (Miscellaneous Revenue, Ambac Insured)	5.25%	8-1-2017	$550,000	$589,468
Solana Beach CA School District Special Tax PFA (Tax Revenue)	3.00	9-1-2016	450,000	468,639
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2018	330,000	361,277
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2019	735,000	811,866
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2015	1,315,000	1,342,497
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2016	1,345,000	1,400,441
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2017	1,485,000	1,566,824
South San Francisco CA Unified School District BAN Series D (GO) ¤	0.00	5-15-2017	3,000,000	2,935,170
Southern California Public Power Authority Hydroelectric Power Project Series A (Utilities Revenue, AGM Insured)	5.25	10-1-2015	500,000	502,130
Southern Mono Healthcare District (GO)	3.00	8-1-2015	550,000	559,499
Southern Mono Healthcare District (GO)	3.00	8-1-2016	615,000	634,846
Southern Mono Healthcare District (GO)	3.00	8-1-2017	300,000	311,622
Southern Mono Healthcare District (GO)	4.00	8-1-2019	845,000	916,808
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2017	400,000	435,132
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2018	410,000	451,615
Successor Agency to the Morgan Hill CA Redevelopment Agency Series A (Tax Revenue)	5.00	9-1-2021	1,055,000	1,259,797
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2017	460,000	493,792
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	400,000	450,156
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	580,000	665,486
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2018	750,000	818,453
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	550,000	618,965
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	850,000	975,282
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	600,000	688,434
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.50	9-1-2025	160,000	179,192
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	310,000	364,117
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	300,000	353,811
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2023	265,000	312,252
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	150,000	174,359
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue) %%	5.00	10-1-2020	405,000	477,920
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue) %%	5.00	10-1-2021	425,000	503,583

14

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue) %%	5.00%	10-1-2022	$445,000	$527,810
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue) %%	5.00	10-1-2023	470,000	560,752
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue, AGM Insured) %%	5.00	10-1-2024	485,000	583,387
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue) %%	5.00	10-1-2020	365,000	430,718
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue) %%	5.00	10-1-2021	645,000	764,261
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue) %%	5.00	10-1-2022	240,000	284,662
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue) %%	5.00	10-1-2023	460,000	548,821
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue, AGM Insured) %%	5.00	10-1-2024	490,000	589,401
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2020	600,000	700,350
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2021	600,000	704,742
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2022	1,050,000	1,238,339
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2016	150,000	156,311
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2017	300,000	316,296
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2018	555,000	588,300
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2019	595,000	631,622
Sweetwater CA Union High School District Public Financing Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2018	1,500,000	1,720,860
Sweetwater CA Union High School District Public Financing Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	1,000,000	1,168,270
Sweetwater CA Union High School District Refunding Bond (GO, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	620,000	739,189
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2016	380,000	395,147
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2017	395,000	414,711
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2018	405,000	427,392
Temecula CA PFA Wolf Creek Community Facilities District #3-3 (Tax Revenue)	3.00	9-1-2018	870,000	892,968
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2016	1,185,000	1,233,158
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2017	1,250,000	1,313,838
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, National Insured)	5.45	9-1-2018	1,095,000	1,098,526
Turlock CA Health Facility Certificate of Participation Emanuel Medical Center (Health Revenue)	5.00	10-15-2014	820,000	821,656
Twin Rivers CA Unified School District Facility Bridge Funding Program (Miscellaneous Revenue, AGM Insured) ±	3.20	6-1-2027	4,150,000	4,153,403
Twin Rivers CA Unified School District Series A (GO, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	385,000	432,405
Twin Rivers CA Unified School District Series A (GO, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	510,000	603,738

15

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.00%	12-1-2015	$210,000	$218,280
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.38	12-1-2016	475,000	511,157
University of California Series AK (Education Revenue) ±	5.00	5-15-2048	10,000,000	12,150,759
Upland CA Successor Agency Merged Project Tax Allocation (Tax Revenue, AGM Insured)	5.00	9-1-2023	1,000,000	1,178,310
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	350,000	389,197
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	375,000	416,655
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	665,000	784,773
Val Verde CA Unified School District BAN (GO)	3.00	8-1-2018	5,000,000	5,177,850
Vallejo CA Refunding Bond Series 2006 (Water & Sewer Revenue, National Insured)	5.00	5-1-2015	500,000	513,730
Vallejo CA Refunding Bond Series 2006 (Water & Sewer Revenue, National Insured)	5.00	5-1-2019	790,000	834,438
Vallejo CA Refunding Bond Series 2006 (Water & Sewer Revenue, National Insured)	5.00	5-1-2021	1,500,000	1,574,835
Vallejo CA Unified School District Series A (GO, National Insured)	5.60	2-1-2016	1,080,000	1,148,494
Vallejo CA Unified School District Series A (GO, National Insured)	5.90	2-1-2018	2,065,000	2,364,838
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2019	375,000	441,773
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2020	250,000	297,363
Victor Valley CA Joint Unified School District CAB Bonds (GO, AGM Insured) ¤	0.00	8-1-2015	280,000	279,227
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2020	250,000	280,418
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2021	250,000	279,453
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2022	335,000	396,094
Walnut CA Energy Center Authority Refunding Series A (Utilities Revenue)	5.00	1-1-2021	500,000	595,510
Walnut CA Improvement Agency Refunding Walnut Improvement Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	3-1-2017	850,000	910,673
Washington Township CA Health Care District (Health Revenue)	5.00	7-1-2018	1,750,000	1,756,615
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2017	1,125,000	1,228,219
West Contra Costa CA Unified School District (GO, National Insured) ¤	0.00	8-1-2015	500,000	497,965
West Contra Costa CA Unified School District (GO, AGM Insured)	5.00	8-1-2016	1,055,000	1,144,664
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-2017	325,000	353,558
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-2018	575,000	635,473
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	5.00	9-1-2015	200,000	208,150
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2016	265,000	273,432
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2017	270,000	281,162
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	9-1-2018	275,000	288,783
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	9-1-2019	285,000	302,100
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	9-1-2020	290,000	341,339
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2016	560,000	593,393
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2017	570,000	615,412
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2019	1,830,000	2,021,381
				819,658,110

Colorado : 0.34%
Denver CO City & County Airport Series G2 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.20	11-15-2025	1,000,000	1,000,000

16

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.20%	11-15-2025	$2,000,000	$2,000,000
				3,000,000

Guam : 0.21%
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,640,000	1,913,896

Illinois : 1.66%
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Lease Revenue, National Insured)	6.00	1-1-2020	7,500,000	8,404,200
Illinois Series A (GO)	5.00	4-1-2019	5,750,000	6,384,570
				14,788,770

New York : 2.71%
JPMorgan Chase PUTTER/DRIVERS Trust Series 3600Z New York Thruway Authority (Tax Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.16	1-1-2016	6,500,000	6,500,000
Nassau County NY Health Care Corporation RAN (Health Revenue)	2.25	1-15-2015	1,000,000	1,001,820
New York NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø	0.18	11-1-2022	4,500,000	4,500,000
New York NY Various Sub Series H-5 (GO, Dexia Credit Local LOC) ø	0.18	3-1-2034	7,190,000	7,190,000
New York Thruway Authority PUTTERS Series 2551 (Tax Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.16	1-1-2015	4,995,000	4,995,000
				24,186,820

Puerto Rico : 1.13%
Puerto Rico HFA Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2016	1,815,000	1,820,463
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50	12-1-2016	2,440,000	2,668,945
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50	12-1-2017	1,895,000	2,137,522
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	1,250,000	1,450,775
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue)	5.00	12-1-2019	1,000,000	1,002,920
Puerto Rico Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	1,000,000	1,002,270
				10,082,895

Virgin Islands : 0.11%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)	5.25	10-1-2016	1,000,000	1,002,610

Wisconsin : 0.06%
Wisconsin PFA Senior Living 50 Rose Villa Project Series B-3 (Health Revenue)	3.75	11-15-2019	500,000	504,905

Total Municipal Obligations (Cost $853,458,399)				875,138,006

	Yield		Shares
Short-Term Investments : 5.95%

Investment Companies : 5.95%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)##	0.01		53,035,845	53,035,845

17

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Total Short-Term Investments (Cost $53,035,845)		$53,035,845

Total investments in securities (Cost $906,494,244)*	104.16%	928,173,851
Other assets and liabilities, net	(4.16)	(37,104,162)

Total net assets	100.00%	$891,069,689

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $906,494,398 and unrealized gains (losses) consists of:

Gross unrealized gains	$21,834,835
Gross unrealized losses	(155,382)

Net unrealized gains	$21,679,453

18

Wells Fargo Advantage California Limited-Term Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

1

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$875,138,006	$0	$875,138,006
Short-term investments
Investment companies	53,035,845	0	0	53,035,845

Total assets	$53,035,845	$875,138,006	$0	$928,173,851

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

2

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 95.68%
California : 91.71%
ABC California Unified School District CAB Election of 1997 Series B (GO, National Insured) ¤	0.00%	8-1-2018	$1,500,000	$1,434,960
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	3,895,000	3,649,888
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,727,120
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ±	5.25	10-1-2021	3,000,000	3,279,570
Alameda CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2034	1,005,000	1,127,349
Alhambra CA Unified School District Election of 2008 Series B (GO, AGM Insured)	6.00	8-1-2029	4,100,000	5,101,343
Alisal CA Unified School District CAB Election of 2006 Series A (GO, AGM Insured) ¤	0.00	8-1-2017	1,105,000	1,063,076
Alvord CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.25	8-1-2037	1,620,000	1,827,230
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	4,455,000	4,252,966
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2025	10,000,000	6,997,400
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	1,380,000	1,385,299
Bay Area CA Toll Authority Toll Bridge Revenue Series A (Transportation Revenue) ±	1.29	4-1-2036	2,000,000	2,017,440
Bay Area CA Toll Authority Toll Bridge Revenue Series S-4 (Transportation Revenue)	5.00	4-1-2030	2,000,000	2,291,780
Bay Area CA Water Supply & Conservation Agency Series A (Water & Sewer Revenue)	5.00	10-1-2034	6,000,000	6,865,680
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Tax Revenue, Ambac Insured)	5.75	8-1-2030	3,190,000	4,106,519
Brea CA PFA Tax Allocation Series A (Housing Revenue)	7.00	9-1-2023	1,000,000	1,131,510
Buena Park CA School District 2014 Election Series A (GO) %%	5.00	8-1-2040	2,500,000	2,820,775
Cabrillo CA Unified School District CAB Series A (GO, Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,225,470
California (GO)	5.25	8-1-2038	1,925,000	2,157,136
California (GO)	5.25	11-1-2040	3,000,000	3,415,800
California AMT Department of Veterans Affairs Series BZ (GO, National Insured)	5.35	12-1-2021	5,000	5,013
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods Project (Health Revenue)	5.00	1-1-2043	5,000,000	5,454,300
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2042	1,100,000	1,200,155
California Department of Transportation Certificate of Participation Series A (Miscellaneous Revenue, National Insured)	5.25	3-1-2016	1,425,000	1,431,085
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	820,000	852,242
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	1,975,000	2,040,748
California HFA AMT Home Mortgage Series H (Housing Revenue)	5.75	8-1-2030	625,000	652,713
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	170,000	174,942
California HFA AMT Home Mortgage Series K (Housing Revenue)	5.30	8-1-2023	2,760,000	2,838,550
California HFA AMT Home Mortgage Series M (Housing Revenue)	5.00	8-1-2037	540,000	552,906
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	3,000,000	3,538,500
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00	7-1-2029	4,000,000	4,617,720
California HFFA Prerefunded Bond Providence Health Services Series C (Health Revenue)	6.50	10-1-2038	100,000	122,609
California HFFA Sutter Health Series D (Health Revenue)	5.25	8-15-2031	3,100,000	3,536,511
California Infrastructure & Economic Development Bank Independent Systems Operator Series A (Utilities Revenue)	6.25	2-1-2039	3,000,000	3,061,770
California Infrastructure & Economic Development King City Joint Union High School (Miscellaneous Revenue)	5.75	8-15-2029	2,150,000	2,458,611
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.75	8-1-2033	1,525,000	1,706,094
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,134,520
California Municipal Finance Authority Community Hospitals Central California (Health Revenue)	5.00	2-1-2020	1,000,000	1,074,900

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Municipal Finance Authority Emerson College (Education Revenue)	5.00%	1-1-2028	$3,000,000	$3,300,000
California PFOTER Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.29	8-1-2027	10,915,000	10,915,000
California PFOTER Series DCL-010 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.29	8-1-2027	13,920,000	13,920,000
California PFOTER Series DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.29	8-1-2027	9,670,000	9,670,000
California Public Works Board California State University Projects Series B-1 (Miscellaneous Revenue)	5.70	3-1-2035	2,210,000	2,564,108
California Public Works Board Department of General Services Butterfield Series A (Miscellaneous Revenue)	5.25	6-1-2024	2,400,000	2,477,664
California Public Works Board Department of General Services East End Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2027	5,500,000	5,518,535
California Public Works Board Judicial Council Projects Series A (Miscellaneous Revenue)	5.00	3-1-2038	7,000,000	7,765,170
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.25	12-1-2025	4,000,000	4,780,040
California Public Works Board Regents University of California Research Project Series G (Miscellaneous Revenue)	5.00	12-1-2030	9,850,000	12,077,184
California Public Works Board Regents University of California Research Project Series L (Education Revenue, National Insured)	5.25	11-1-2028	4,225,000	4,457,629
California Public Works Board Various Capital Projects Series A (Miscellaneous Revenue)	5.00	4-1-2037	4,925,000	5,429,271
California Public Works Board Various Capital Projects Series G (Miscellaneous Revenue)	5.00	11-1-2037	23,000,000	25,513,440
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.50	11-1-2033	2,000,000	2,393,440
California Refunding Bond (GO)	5.00	8-1-2025	5,000,000	5,469,200
California Refunding Bond Series B (GO) ±	1.19	5-1-2020	3,000,000	3,072,390
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50	6-1-2021	820,000	821,779
California Statewide CDA Catholic Healthcare West Series A (Health Revenue)	5.50	7-1-2030	2,980,000	3,306,161
California Statewide CDA Certificate of Participation Internet Group (Health Revenue)	5.38	4-1-2017	790,000	793,326
California Statewide CDA MFHR ROC RR-II-R-13105CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.54	12-14-2016	3,000,000	3,000,000
California Statewide CDA Pioneer Park Project Series T (Housing Revenue, GNMA/FHA Insured)	6.10	12-20-2035	2,010,000	2,012,955
California Statewide CDA Poway RFH Housing Incorporated Series A (Housing Revenue)	5.25	11-15-2035	1,500,000	1,689,735
California Statewide CDA Redwoods Projects (Health Revenue)	5.13	11-15-2035	1,500,000	1,667,880
California Statewide CDA School Facility Alliance for College-Ready Public Schools (Education Revenue)	6.75	7-1-2031	1,625,000	1,858,610
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	1,815,000	1,884,496
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.20	7-1-2020	490,000	511,585
California Statewide CDA Senior Living Health Facility Los Angeles Jewish Home Aging Series A (Health Revenue)	5.00	8-1-2034	1,000,000	1,119,420
California Statewide CDA Senior Living Health Facility Los Angeles Jewish Home Aging Series D (Health Revenue)	4.75	8-1-2020	1,000,000	1,001,340
California Statewide CDA St. Joseph Health System (Health Revenue, AGM Insured)	5.25	7-1-2021	1,775,000	2,027,742
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (Water & Sewer Revenue, AGM Insured)	5.25	10-1-2027	1,040,000	1,044,295
California Various Purposes (GO)	5.00	10-1-2029	7,000,000	7,959,280
California Various Purposes (GO)	5.25	4-1-2035	12,640,000	14,556,350
California Various Purposes (GO)	6.00	4-1-2035	2,140,000	2,557,792
California Various Purposes (GO)	5.00	9-1-2029	1,475,000	1,701,870
California Various Purposes (GO)	5.00	9-1-2032	5,100,000	5,854,188
California Various Purposes (GO)	5.00	6-1-2037	4,215,000	4,562,611
California Various Purposes (GO)	5.00	2-1-2038	5,000,000	5,595,500
California Various Purposes (GO)	5.13	4-1-2033	6,835,000	7,595,736

2

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Various Purposes (GO)	5.25%	9-1-2028	$5,000,000	$5,887,050
California Various Purposes (GO)	5.25	10-1-2029	800,000	922,776
California Various Purposes (GO)	5.25	3-1-2038	2,300,000	2,552,264
California Various Purposes (GO)	5.60	3-1-2036	8,715,000	10,100,075
California Various Purposes (GO)	5.75	4-1-2029	1,600,000	1,920,512
California Various Purposes (GO)	5.75	4-1-2031	3,380,000	4,040,655
California Various Purposes (GO)	6.00	4-1-2038	23,465,000	28,046,072
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured) %%	5.00	8-1-2032	1,450,000	1,641,226
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured) %%	5.00	8-1-2033	880,000	992,913
Center California Unified School District CAB Series C (GO, National Insured) ¤	0.00	9-1-2021	5,000,000	4,170,150
Centinela Valley CA Union High School District Election of 2008 Series B (GO)	6.00	8-1-2036	2,500,000	3,050,025
Centinela Valley CA Union High School District Election of 2008 Series C (GO)	5.00	8-1-2035	2,000,000	2,247,740
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, National Insured)	6.45	2-1-2018	1,495,000	1,617,740
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-2029	1,750,000	986,668
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-2033	1,500,000	678,060
Chico CA PFA Redevelopment Project Area (Tax Revenue, National Insured)	5.13	4-1-2021	3,000,000	3,007,530
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2024	1,000,000	729,610
Compton CA Community College CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2035	3,445,000	1,211,262
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	1,140,000	1,227,837
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	180,000	191,653
Contra Costa County CA Community College District Election of 2006 (GO)	5.00	8-1-2038	3,250,000	3,683,648
Contra Costa County CA Home GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured)	7.75	5-1-2022	190,000	235,596
Delano CA Union High School Election of 2010 Series B (GO, AGM Insured)	5.75	8-1-2035	4,510,000	5,409,610
Dinuba CA Redevelopment Agency Merged City Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2033	1,500,000	1,679,145
Duarte CA RDA CAB Sub-Merged Redevelopment Project (Tax Revenue) ¤	0.00	12-1-2016	1,485,000	1,365,368
El Dorado CA Irrigation District Revenue Refunding Bond Series A (Water & Sewer Revenue, AGM Insured)	5.25	3-1-2039	2,000,000	2,313,480
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90	9-2-2021	1,750,000	1,753,290
Escondido CA Union High School CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2027	8,385,000	5,444,129
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-2017	1,890,000	1,931,334
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10-1-2027	4,785,000	4,835,003
Foothill/Eastern Corridor CA Transportation Agency Sub Series B-3 (Transportation Revenue) ±	5.50	1-15-2053	8,000,000	9,271,600
Garden Grove CA Unified School District Election of 2010 Series C (GO)	5.25	8-1-2037	2,000,000	2,308,320
Gilroy CA Unified School District Election of 2008 Series A (GO, AGM Insured)	6.00	8-1-2027	1,000,000	1,198,720
Golden West CA Schools Financing Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2015	2,000,000	1,986,520
Inland Valley CA Development Agency Series A (Tax Revenue)	5.25	9-1-2037	5,000,000	5,628,450
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,750,000	3,974,963

3

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00%	8-1-2033	$8,865,000	$2,896,196
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2034	9,905,000	2,975,759
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2036	11,130,000	2,906,600
Jefferson CA Union High School District San Mateo County Series A (GO, Build America Mutual Assurance Company Insured) %%	5.00	8-1-2034	1,295,000	1,460,009
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2033	1,500,000	1,695,135
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2038	1,635,000	1,834,634
Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	8-1-2029	2,000,000	2,387,720
Lodi CA Unified School District School Facility Election of 2006 (GO, AGM Insured)	5.00	8-1-2030	2,000,000	2,183,600
Long Beach CA Bond Financing Authority (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2017	715,000	747,704
Long Beach CA Bond Financing Authority Redevelopment Housing & Gas Utilities Financing Series A-1 (Industrial Development Revenue, Ambac Insured)	5.00	8-1-2030	5,000,000	5,067,650
Long Beach CA Unified School District CAB Election of 2008 Series A (GO)	5.50	8-1-2026	2,530,000	2,974,268
Long Beach CA Unified School District CAB Election of 2008 Series B (GO) ¤	0.00	8-1-2035	2,000,000	816,420
Los Angeles CA Certificate of Participation Sonneblick del Rio Project (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2019	2,000,000	2,009,740
Los Angeles CA Community RDA Bunker Hill Project Series A (Tax Revenue, AGM Insured)	5.00	12-1-2027	2,000,000	2,015,440
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2025	2,310,000	2,400,783
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2024	1,565,000	1,664,002
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2025	3,425,000	3,636,391
Los Angeles CA Harbor Department (Airport Revenue)	7.60	10-1-2018	55,000	62,642
Lynwood CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	8-1-2033	5,000	5,554
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	4,000,000	5,556,560
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,060,000	1,342,363
Merced CA Community College School Facilities Improvement Project District #1 (GO, National Insured)	5.00	8-1-2031	1,635,000	1,775,381
Merced CA Irrigation District Water & Hydroelectric System Series A (Water & Sewer Revenue, AGM Insured)	5.00	10-1-2038	4,000,000	4,608,480
Merced CA Union High School District CAB Series A (GO, National Insured) ¤	0.00	8-1-2018	2,135,000	2,014,479
Merced CA Union High School District CAB Series C (GO) ¤	0.00	8-1-2032	3,380,000	1,560,614
Montebello CA Unified School District Election of 2004 (GO, National Insured)	5.00	8-1-2030	3,175,000	3,304,064
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,100,000	2,322,705
Mount San Antonio CA Community College District CAB Election of 2008 Series A (GO) ¤	0.00	8-1-2024	1,610,000	1,208,128
Natomas CA Unified School District Series 1999 (GO, National Insured)	5.95	9-1-2021	1,000,000	1,128,580
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.88	7-1-2027	7,000,000	6,507,060
Northern California Power Agency Public Power Prerefunded Bond (Utilities Revenue, Ambac Insured)	7.50	7-1-2023	50,000	65,264
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (GO, AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,158,780
Oakland CA Unified School District Election of 2012 (GO)	5.50	8-1-2023	500,000	578,435
Oakland CA Unified School District Election of 2012 (GO)	6.63	8-1-2038	7,750,000	9,576,908
Ontario CA RDFA Ontario Redevelopment Project #1 (Tax Revenue, National Insured)	6.00	8-1-2015	250,000	255,950
Pajaro Valley CA Unified School District Election of 2012 Series A (GO)	5.00	8-1-2038	1,700,000	1,893,664
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	7-1-2018	235,000	240,546
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	7-1-2023	500,000	511,775

4

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Palo Verde CA Unified School District Flex Fund Program (Education Revenue)	4.80%	9-1-2027	$1,531,016	$1,634,069
Paramount CA Unified School District CAB Election of 2006 (GO) ¤	0.00	8-1-2033	2,500,000	1,061,450
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25	1-1-2018	725,000	788,423
Perris CA PFA Series A (Tax Revenue, National Insured)	5.25	10-1-2020	1,030,000	1,032,966
Perris CA PFA Series A (Tax Revenue)	5.75	10-1-2031	2,045,000	2,092,976
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, National Insured)	5.50	5-1-2019	2,000,000	2,180,460
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12-1-2032	5,290,000	5,297,671
Pioneer CA Union Elementary School District Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	8-1-2029	1,635,000	1,763,789
Pomona CA Unified School District Series A (GO, National Insured)	6.55	8-1-2029	1,480,000	1,975,149
Port of Redwood City CA (Airport Revenue)	5.13	6-1-2030	3,600,000	3,604,608
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A (GO) ¤	0.00	8-1-2024	1,800,000	1,328,850
Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project Area (Tax Revenue, AGM Insured)	5.00	9-1-2032	1,870,000	2,162,711
Redwood City CA RDA CAB Redevelopment Project Area 2-A (Tax Revenue, Ambac Insured) ¤	0.00	7-15-2030	3,505,000	1,649,558
Rialto CA Unified School District CAB Election of 2010 Series A (GO, AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,214,473
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	5,000,000	5,772,450
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	7,500,000	8,924,250
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2026	10,000,000	6,602,700
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	6.00	5-1-2022	4,105,000	4,758,393
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2025	1,930,000	2,198,000
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	7-1-2024	2,000,000	2,251,560
Sacramento County CA Certificate of Participation Animal Care & Youth Detention Program (Miscellaneous Revenue, Ambac Insured)	5.00	10-1-2025	1,085,000	1,195,030
Sacramento County CA City Financing Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.40	11-1-2020	2,500,000	2,796,325
Sacramento County CA City School Joint Refunding Bond Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2040	2,165,000	2,352,944
Sacramento County CA Unified School District Election of 2012 Series A (GO, Build America Mutual Assurance Company Insured)	5.25	8-1-2033	1,000,000	1,135,230
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	6,000,000	6,972,240
San Bernardino County CA Certificate of Participation Medical Center Financing Project (Miscellaneous Revenue, National Insured)	5.00	8-1-2028	5,815,000	5,825,816
San Buenaventura CA Public Facilities Financing Authority Water Revenue Series B (Water & Sewer Revenue)	5.00	7-1-2042	4,000,000	4,444,280
San Diego CA Community College Election of 2002 (GO)	5.00	8-1-2031	4,000,000	4,687,920
San Diego CA PFFA Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2026	4,950,000	5,395,005
San Diego CA PFFA Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2032	3,825,000	4,141,557
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00	9-1-2023	885,000	676,777
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	9-1-2020	1,060,000	1,061,993
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	5.00	9-1-2025	575,000	634,087
San Francisco CA City & County Certificate of Participation Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	4-1-2026	3,000,000	3,410,970
San Francisco CA City & County Redevelopment Agency Mission Bay North Redevelopment Project Series C (Tax Revenue)	4.50	8-1-2016	250,000	266,950
San Francisco CA City & County Redevelopment Agency Mission Bay South Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2043	2,500,000	2,731,300
San Gorgonio CA Memorial Healthcare (GO)	5.00	8-1-2032	1,750,000	1,926,960
San Gorgonio CA Memorial Healthcare (GO)	5.50	8-1-2028	2,525,000	2,946,650
San Gorgonio CA Memorial Healthcare Election of 2006 Series B (GO)	5.63	8-1-2038	5,000,000	5,364,500
San Gorgonio CA Memorial Healthcare Election of 2006 Series C (GO)	7.10	8-1-2033	3,000,000	3,552,000

5

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Joaquin Delta CA Community College District Election 2004 Series C (GO)	5.00%	8-1-2032	$1,925,000	$2,241,836
San Joaquin Delta CA Community College District Election 2004 Series C (GO)	5.00	8-1-2033	3,195,000	3,709,076
San Joaquin Delta CA Community College District Election 2004 Series C (GO)	5.00	8-1-2034	3,315,000	3,830,118
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2015	2,000,000	1,994,540
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-2031	2,040,000	2,047,895
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2025	1,845,000	1,987,360
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2026	950,000	1,021,260
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,086,669
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,387,346
San Marcos CA Unified School District Special Tax Community Facilities District #4 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2034	1,745,000	1,964,277
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2028	1,290,000	1,494,310
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2029	1,345,000	1,551,821
San Rafael City CA High School District CAB Election of 2002 Series B (GO, National Insured) ¤	0.00	8-1-2023	1,260,000	985,320
Sanger CA Unified School District Refunding Bond (GO, National Insured)	5.60	8-1-2023	2,000,000	2,282,220
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	9-1-2022	2,000,000	2,380,920
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2038	15,000,000	5,147,250
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	9-1-2029	2,100,000	2,479,029
Santa Rosa CA High School District (GO)	5.00	8-1-2024	1,005,000	1,193,377
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2022	1,970,000	2,117,809
Sonoma Valley CA Community RDA The Springs Redevelopment Project (Tax Revenue, AGM Insured)	6.50	8-1-2028	3,000,000	3,015,000
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO) ¤	0.00	8-1-2027	1,020,000	623,822
South Pasadena CA Unified School District Series A (GO, FGIC Insured)	5.55	11-1-2020	665,000	758,532
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	1,000,000	1,162,620
Southwest Community California Finance Authority Riverside County (Miscellaneous Revenue)	6.38	5-1-2033	3,065,000	3,558,741
Stockton CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	8-1-2038	1,025,000	1,140,241
Torrance CA Certificate of Participation (Miscellaneous Revenue)	5.25	6-1-2039	5,385,000	6,123,714
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, AGM Insured)	6.25	10-1-2033	1,000,000	1,171,750
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, AGM Insured)	5.25	4-1-2027	3,000,000	3,403,620
Turlock CA Irrigation District Revenue Refunding Bond Subordinated First Priority (Utilities Revenue)	5.50	1-1-2041	2,000,000	2,279,220
Union City CA Community RDA (Tax Revenue, AGM Insured)	5.25	10-1-2033	8,000,000	9,245,680
Union City CA Community RDA Series A (Tax Revenue, Ambac Insured)	5.38	10-1-2034	3,685,000	3,755,531
University of California General Revenue Bonds Series AI (Education Revenue)	5.00	5-15-2038	2,000,000	2,266,180
University of California Regents Medical Center Series J (Health Revenue)	5.00	5-15-2033	2,265,000	2,560,968
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	10,000,000	11,534,100

6

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Vacaville CA Unified School District (Miscellaneous Revenue, AGM Insured)	6.50%	12-1-2034	$1,260,000	$1,496,716
Vallejo CA Unified School District Refunding Bond Series A (GO, National Insured)	5.90	2-1-2017	1,000,000	1,109,230
Vallejo CA Water Revenue Refunding Bond (Water & Sewer Revenue)	5.25	5-1-2031	1,000,000	1,132,750
Ventura County CA PFA Series A (Miscellaneous Revenue)	5.00	11-1-2038	4,250,000	4,781,463
Vista CA Community Development Commission Vista Redevelopment Project Area (Tax Revenue)	5.88	9-1-2037	2,500,000	2,503,825
Walnut CA Energy Center Authority (Utilities Revenue)	5.00	1-1-2034	3,115,000	3,581,409
Walnut CA Unified School District Series C (GO, FGIC Insured)	5.75	8-1-2015	400,000	403,200
Washington Township CA Healthcare District Election of 2004 Series B (GO)	5.50	8-1-2038	1,500,000	1,787,700
West Contra Costa CA Unified School District (GO, AGM Insured)	5.25	8-1-2024	1,350,000	1,628,694
West Contra Costa CA Unified School District CAB Election of 2005 Series B (GO)	6.00	8-1-2027	1,080,000	1,429,931
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2021	6,000,000	5,098,860
Wiseburn CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2027	1,525,000	952,164
Yorba Linda CA RDA CAB Series A (Tax Revenue, National Insured) ¤	0.00	9-1-2019	2,010,000	1,703,444
				744,293,477

Colorado : 0.40%
Denver CO City & County Airport Series G2 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.20	11-15-2025	3,215,000	3,215,000

Guam : 0.34%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,070,810
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	1,500,000	1,672,395
				2,743,205

Illinois : 1.45%
Illinois (GO)	5.50	7-1-2027	5,650,000	6,301,332
Illinois AGM Credit (GO, AGM Insured)	5.00	2-1-2027	5,000,000	5,502,700
				11,804,032

New York : 1.22%
JPMorgan Chase PUTTER/DRIVERS Trust Series 3600Z New York Thruway Authority (Tax Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.16	1-1-2016	2,745,000	2,745,000
New York NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø	0.18	11-1-2022	7,130,000	7,130,000
				9,875,000

Virgin Islands : 0.56%
Virgin Islands PFA Matching Fund Loan Note Senior Lien (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2029	4,000,000	4,525,600

Total Municipal Obligations (Cost $699,579,256)				776,456,314

	Yield		Shares
Short-Term Investments : 2.94%
Investment Companies : 2.94%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)##	0.01		23,905,502	23,905,502

Total Short-Term Investments (Cost $23,905,502)				23,905,502

7

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

		Value
Total investments in securities (Cost $723,484,758)*	98.62%	$800,361,816
Other assets and liabilities, net	1.38	11,174,027

Total net assets	100.00%	$811,535,843

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $723,579,317 and unrealized gains (losses) consists of:

Gross unrealized gains	$76,897,158
Gross unrealized losses	(114,659)

Net unrealized gains	$76,782,499

8

Wells Fargo Advantage California Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$776,456,314	$0	$776,456,314

Short-term investments
Investment companies	23,905,502	0	0	23,905,502

Total assets	$23,905,502	$776,456,314	$0	$800,361,816

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 92.82%
Arizona : 1.27%
Phoenix AZ IDA Rowan University Project (Education Revenue)	5.25%	6-1-2034	$1,000,000	$1,077,690

California : 2.96%
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.25	10-15-2021	1,000,000	1,174,440
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00	3-1-2036	1,120,000	1,331,277
				2,505,717

Colorado : 82.40%
Arapahoe & Douglas Counties CO Inverness Water & Sanitation District Series A (GO, Radian Insured)	4.60	12-1-2019	390,000	390,047
Arapahoe County CO Centennial 25 Metropolitan District (Tax Revenue)	6.38	12-1-2016	200,000	200,320
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2033	500,000	548,035
Aspen Valley CO Hospital Refunding District Bonds Series 2012 (Health Revenue)	5.00	10-15-2033	600,000	645,174
Aurora CO Certificate of Participation Refunding Bonds Series 2009A (Miscellaneous Revenue)	5.00	12-1-2027	2,000,000	2,274,260
Aurora CO E-470 Public Highway Authority Colorado CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2034	4,000,000	1,635,680
Aurora CO First Lien Water Improvement Bonds Series 2007A (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2039	1,000,000	1,091,940
Canon City CO Finance Authority Certificate of Participation Series 2008 (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2032	150,000	166,819
Colorado Board of Governors State University System Enterprise Bonds Series 2013C (Education Revenue)	5.25	3-1-2033	725,000	835,650
Colorado ECFA Alexander Dawson School LLC Project (Education Revenue)	5.00	2-15-2040	2,000,000	2,138,680
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	1,000,000	1,148,890
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.38	12-1-2028	1,000,000	1,153,670
Colorado ECFA Charter School Banning Lewis (Education Revenue) 144A	6.13	12-15-2035	450,000	454,518
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	6-15-2019	1,040,000	1,043,078
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,140,000	1,142,485
Colorado ECFA Charter School District Montessori Charter School Project (Miscellaneous Revenue)	5.00	7-15-2037	1,150,000	1,213,652
Colorado ECFA Charter School Pinnacle High School Project (Education Revenue)	5.13	12-1-2039	500,000	519,025
Colorado ECFA Charter School Twin Peaks Charter (Education Revenue)	6.75	11-15-2028	750,000	916,260
Colorado ECFA Cheyenne Mountain Charter School Series A (Education Revenue)	5.25	6-15-2029	590,000	612,095
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010 (Education Revenue)	5.00	9-1-2032	1,265,000	1,368,439
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue)	5.00	9-1-2030	1,770,000	1,966,435
Colorado ECFA Student Housing Campus Village Apartment (Miscellaneous Revenue)	5.50	6-1-2033	1,735,000	1,931,714
Colorado ECFA University Laboratory School Refunding Bonds Series 2004 (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-1-2024	1,355,000	1,357,954
Colorado Educational and Cultural Facilities Authority Charter School Refunding and Improvement Bonds Skyview Academy Project Series 2014 (Education Revenue) 144A	4.13	7-1-2024	500,000	511,680
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25	11-15-2027	1,000,000	1,089,510
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25	11-15-2035	1,000,000	1,068,770
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25	10-1-2033	1,000,000	1,164,170

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Colorado Health Facilities Authority Hospital Parkview Medical Center Incorporation (Health Revenue)	5.00%	9-1-2025	$900,000	$934,947
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A (Health Revenue)	5.50	1-1-2035	1,000,000	1,175,010
Colorado HFA SFMR Class I Series A (Housing Revenue, FHA/VA/HUD Insured)	5.50	11-1-2029	440,000	455,422
Colorado HFA SFMR Class III Series A3 (Housing Revenue)	5.25	5-1-2032	5,000	5,011
Colorado HFA SFMR Class III Series B3 (Housing Revenue)	5.25	5-1-2032	120,000	121,289
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	7-1-2018	500,000	567,225
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes Senior Bonds Series 2014 (Transportation Revenue)	5.75	1-1-2044	1,200,000	1,243,320
Colorado Partnership Prerefunded Balance University of Colorado Denver Health Science Center Fitzsimons Academic Series B (Miscellaneous Revenue, National Insured)	5.00	11-1-2030	245,000	257,789
Colorado Partnership Unrefunded Balance University of Colorado Denver Health Science Center Fitzsimons Academic Series B (Miscellaneous Revenue, National Insured)	5.00	11-1-2030	755,000	794,411
Colorado Regional Transportation District Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	6-1-2044	2,000,000	2,174,220
Colorado Regional Transportation District Certificate of Participation Tax-Exempt Bonds Series 2010A (Miscellaneous Revenue)	5.38	6-1-2031	2,500,000	2,767,475
Colorado Regional Transportation District Certificate of Participation Transit Vehicles Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2022	1,000,000	1,105,950
Colorado Regional Transportation District Fastracks Project Bonds Series 2013A (Tax Revenue)	5.00	11-1-2031	1,000,000	1,153,490
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2 (Utilities Revenue)	5.00	11-15-2038	3,000,000	3,409,050
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.50	9-1-2024	1,000,000	1,037,590
Commerce City CO Sales & Use Tax Bonds Series 2014 (Tax Revenue, AGM Insured)	5.00	8-1-2044	1,250,000	1,390,538
Denver CO City & County Airport System Series A (Airport Revenue, Syncora Guarantee Incorporated Insured)	5.00	11-15-2022	1,250,000	1,315,875
Denver CO City & County Department of Aviation Airport System Bonds Series 2012B (Airport Revenue)	5.00	11-15-2030	2,000,000	2,288,000
Denver CO City & County Excise Tax Series A (Tax Revenue, AGM Insured)	6.00	9-1-2021	2,000,000	2,427,740
Denver CO Convention Center (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2030	1,205,000	1,238,571
Douglas & Elbert Counties CO Douglas County School District # 1 (GO, National Insured)	5.75	12-15-2022	1,000,000	1,011,700
El Paso County CO School District #49 (Miscellaneous Revenue, National Insured)	5.00	12-15-2027	1,430,000	1,577,919
Fremont County CO Finance Corporation Certificate of Participation Series 2013 (Miscellaneous Revenue)	5.25	12-15-2038	1,265,000	1,370,514
Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)	5.00	12-1-2026	715,000	779,901
Glendale CO Certificate of Participation Series 2006 (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2025	1,000,000	1,075,300
La Plata County CO School District #9 (GO)	5.00	11-1-2024	1,180,000	1,378,228
Longmont CO Tax-Exempt Certificates of Participation Series 2014A and Taxable Series 2014B (Miscellaneous Revenue)	5.00	12-1-2034	1,000,000	1,115,910
Park Meadows CO Business Improvement District (Tax Revenue)	5.00	12-1-2017	205,000	220,322
Platte Valley CO Fire Protection District (Miscellaneous Revenue)	5.00	12-1-2036	325,000	339,092
University of Colorado Enterprise System Series A (Education Revenue)	5.00	6-1-2026	1,000,000	1,159,940
University of Colorado Enterprise Systems PFOTER Series 3840 (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.19	6-1-2025	2,990,000	2,990,000
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11-15-2029	2,000,000	2,362,120
				69,832,819

Guam : 1.91%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,070,810

2

Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Guam (continued)
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)		5.75%	12-1-2034	$500,000	$551,505
					1,622,315

Maryland : 0.55%
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)		5.00	6-1-2027	235,000	254,084
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)		5.00	6-1-2030	200,000	215,138
					469,222

New York : 0.50%
Onondaga NY Civic Development Corporation St. Joseph Hospital Health Center Project Series A (Health Revenue)		5.13	7-1-2031	400,000	419,984

Pennsylvania : 1.90%
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)		5.00	7-1-2029	500,000	540,860
Pennsylvania Higher Education Facilities Authority Indiana University Student Housing Project Series A (Education Revenue)		5.00	7-1-2032	1,000,000	1,068,100
					1,608,960

Virgin Islands : 1.33%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Tax Revenue, AGM Insured)		5.00	10-1-2029	1,000,000	1,131,400

Total Municipal Obligations (Cost $73,219,727)					78,668,107

		Yield		Shares
Short-Term Investments : 4.84%
Investment Companies : 4.84%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01		4,103,809	4,103,809

Total Short-Term Investments (Cost $4,103,809)					4,103,809

Total investments in securities (Cost $77,323,536)*	97.66%				82,771,916
Other assets and liabilities, net	2.34				1,980,534

Total net assets	100.00%				$84,752,450

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $77,323,252 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,489,067
Gross unrealized losses	(40,403)

Net unrealized gains	$5,448,664

3

Wells Fargo Advantage Colorado Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$78,668,107	$0	$78,668,107
Short-term investments
Investment companies	4,103,809	0	0	4,103,809

Total assets	$4,103,809	$78,668,107	$0	$82,771,916

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 90.12%
Alabama : 3.43%
Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,000,000	$1,028,470
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2027	920,000	495,880
Selma AL Industrial Board Development Revenue Gulf Opportunity Zone Series A (Industrial Development Revenue)	6.25	11-1-2033	610,000	689,032
				2,213,382

Arizona : 3.42%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	250,000	260,413
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	500,000	555,245
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	200,000	207,212
PIMA County AZ IDA Desert Heights Charter School (Education Revenue)	6.00	5-1-2024	665,000	683,494
Pima County AZ IDA Series A (Education Revenue)	8.13	7-1-2041	500,000	500,565
				2,206,929

California : 7.71%
California CDA California Baptist University Series B (Education Revenue) 144A	5.75	11-1-2017	170,000	177,257
California HFA Home Mortgage Revenue Bonds Series G (Housing Revenue)	4.95	8-1-2023	750,000	770,040
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	250,000	283,630
California School Finance Authority School View Park Elementary & Middle Schools Series A (Education Revenue) %%	5.88	10-1-2044	1,000,000	1,006,010
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home Aging Series D (Health Revenue)	4.75	8-1-2020	1,000,000	1,001,340
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	500,000	499,945
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	100,000	107,705
Compton CA Community RDA Project 2nd Lien Series A (Tax Revenue)	4.75	8-1-2019	225,000	240,221
San Gorgonio CA Memorial Healthcare District (GO)	5.50	8-1-2027	750,000	885,518
				4,971,666

Colorado : 3.55%
Colorado E-470 Public Highway Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2027	500,000	310,180
Colorado ECFA Charter School Skyview Academy (Education Revenue) 144A	5.13	7-1-2034	750,000	774,360
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes Senior Bonds Series 2014 (Transportation Revenue)	5.75	1-1-2044	500,000	518,050
Public Authority for Colorado Energy Natural Gas Purchase Revenue Bonds (Utilities Revenue)	6.50	11-15-2038	500,000	688,425
				2,291,015

District of Columbia : 0.67%
District of Columbia Tobacco Settlement Financing Corporation (Tobacco Revenue)	6.75	5-15-2040	435,000	433,377

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida : 3.19%
Crossings at Fleming Island Florida Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	4.00%	5-1-2024	$1,000,000	$999,970
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	250,000	265,158
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	250,275
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	500,000	543,360
				2,058,763

Georgia : 2.78%
Cobb County GA Development Authority Student Refunding Junior Subordinated Kennesaw State University Series C (Housing Revenue)	5.00	7-15-2028	800,000	856,872
Georgia Road & Tollway Authority Toll Revenue CAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A±	0.00	6-1-2049	1,000,000	504,700
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2027	360,000	432,821
				1,794,393

Guam : 1.25%
Guam Department of Education John F. Kennedy High School Project Series A Certificate of Participation (Education Revenue)	5.50	12-1-2015	500,000	510,470
Guam International Airport Authority Series C (Airport Revenue)	6.38	10-1-2043	260,000	292,279
				802,749

Idaho : 0.71%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	200,000	210,150
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	250,000	250,148
				460,298

Illinois : 13.64%
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2024	1,000,000	635,100
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured)	5.00	12-1-2021	250,000	250,953
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2028	1,000,000	491,920
Chicago IL Series A (GO)	5.00	1-1-2033	310,000	316,594
Chicago IL Series A (GO)	5.25	1-1-2023	500,000	526,495
Chicago IL Series C (GO)	5.00	1-1-2034	700,000	708,225
Chicago IL Wastewater Refunding Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	500,000	530,755
Chicago IL Water Revenue Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	500,000	530,245
Chicago IL O’Hare International Airport Revenue Series B (Airport Revenue)	6.00	1-1-2041	150,000	172,887
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	1,000,000	1,104,830
Cook County IL School District #144 CAB (GO, AGM Insured) ¤	0.00	12-1-2025	1,080,000	671,015
Illinois (GO)	5.50	7-1-2025	250,000	282,275
Illinois Finance Authority Educational Facility Revenue Senior Rogers Park Montessori School (Miscellaneous Revenue)	6.00	2-1-2034	680,000	694,056
Illinois Series A (GO, AGM Insured)	5.00	4-1-2024	500,000	557,180
Lake County IL Community Unit School District #187 North Chicago Series A (GO, AGM Insured) ¤	0.00	1-1-2023	590,000	430,700
lIlinois BAM TCRS (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.50	7-1-2025	525,000	600,784

2

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13%	8-15-2023	$250,000	$213,485
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	85,000	79,047
				8,796,546

Indiana : 2.03%
Indiana Finance Authority Revenue Private Activity-I-69 Section (Miscellaneous Revenue)	5.25	9-1-2040	1,000,000	1,085,700
Valparaiso IN Pratt Paper LLC Project (Industrial Development Revenue)	5.88	1-1-2024	200,000	220,514
				1,306,214

Kansas : 0.78%
Kansas Independent College Finance Authority RAN Ottawa University Series C (Education Revenue)	4.60	5-1-2015	500,000	502,410

Louisiana : 0.43%
Louisiana Public Facilities Authority Dock & Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	250,000	276,428

Michigan : 13.17%
Detroit MI Distribution of State Aid (GO)	4.50	11-1-2023	275,000	293,103
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	285,000	198,462
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2021	170,000	110,806
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2024	20,000	10,428
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2025	470,000	228,044
Detroit MI Financial Recovery Bonds (GO) ±	3.50	10-7-2016	1,000,000	998,790
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	250,000	250,925
Michigan Finance Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2020	1,000,000	1,065,840
Michigan Finance Authority Revenue Local Government Loan Program (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	1,000,000	1,074,190
Michigan Finance Authority Revenue Local Government Loan Program Public Lighting Authority (Utilities Revenue)	5.00	7-1-2044	1,000,000	1,040,660
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	950,000	957,543
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	300,000	283,014
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	225,000	229,239
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	200,000	130,010
Michigan Public Educational Facilities Authority Limited Obligation Crescent (Education Revenue, Qualified School Board Loan Fund Insured)	7.00	10-1-2036	322,500	325,399
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	250,000	251,705
Wayne Charter County MI Building Imports Series A (GO)	6.75	11-1-2039	1,000,000	1,044,520
				8,492,678

Minnesota : 1.15%
Minneapolis MN Student Housing Riverton Community Housing Project (Housing Revenue)	4.70	8-1-2026	335,000	337,660

3

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Minneapolis MN Student Housing Riverton Community Housing Project (Housing Revenue)	4.80%	8-1-2027	$400,000	$404,040
				741,700

Nevada : 0.23%
Henderson NV RDA Series A (Tax Revenue, Ambac Insured)	5.13	10-1-2022	150,000	150,099

New Jersey : 2.01%
Camden County NJ Healthcare Redevelopment Revenue Cooper Health System Series A (Health Revenue)	5.00	2-15-2025	250,000	252,978
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	200,000	225,814
Gloucester County NJ PCFA AMT Keystone Urban Renewal LP Logan Project Series A (Resource Recovery Revenue)	5.00	12-1-2024	500,000	554,155
New Jersey EDA Continental Airlines Incorporated Project (Industrial Development Revenue)	5.25	9-15-2029	250,000	261,708
				1,294,655

New York : 3.73%
Green Island NY Power Authority Power System (Utilities Revenue)	6.00	12-15-2020	1,175,000	1,183,460
New York NY IDA (Industrial Development Revenue) (s)±	7.63	8-1-2025	300,000	325,950
Onondaga NY Civic Development Corporation St. Joseph Hospital Health Center Project Series A (Health Revenue)	5.13	7-1-2031	600,000	629,976
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	250,000	265,033
				2,404,419

Ohio : 2.42%
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	500,000	544,605
Ohio Air Quality Development Authority AMT Refunding Pollution Control First Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	1,000,000	1,019,070
				1,563,675

Oregon : 0.92%
Multnomah County OR Hospital Facilities Authority Refunding Mirabella South Waterfront Project Series A (Health Revenue)	5.00	10-1-2019	555,000	595,798

Pennsylvania : 5.32%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	190,000	191,716
Allegheny County PA RDA Pittsburgh Mills Project (Tax Revenue)	5.60	7-1-2023	500,000	510,755
Chester County PA Health and Education Immaculata University (Education Revenue)	5.50	10-15-2025	1,000,000	1,029,540
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	190,000	190,076
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2029	500,000	540,860
Philadelphia PA Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2028	500,000	561,025
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	375,000	409,650
				3,433,622

Puerto Rico : 7.98%
Puerto Rico Commonwealth (Miscellaneous Revenue, AGM Insured)	5.50	7-1-2015	50,000	51,212
Puerto Rico Commonwealth (Tax Revenue, National Insured)	6.00	7-1-2016	150,000	155,019

4

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)
Puerto Rico Commonwealth CAB (Miscellaneous Revenue, National Insured) ¤	0.00%	7-1-2015	$215,000	$204,297
Puerto Rico Commonwealth Highway and Capital Rites Series Y (Miscellaneous Revenue, AGM Insured) ±	6.25	7-1-2021	1,000,000	1,101,460
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	125,000	128,135
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	600,000	615,048
Puerto Rico Electric Power Authority (Utilities Revenue, National Insured)	5.00	7-1-2016	50,000	50,833
Puerto Rico Electric Power Authority Refunding Bond Series JJ (Utilities Revenue, National Insured)	5.25	7-1-2015	275,000	278,528
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, AGM Insured)	5.50	7-1-2015	50,000	51,043
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2015	580,000	587,273
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	300,000	307,479
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2016	730,000	749,046
Puerto Rico Government Development Bank (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	100,000	100,116
Puerto Rico Highway & Transportation Authority Refunding Bond Series Z (Tax Revenue, National Insured)	6.25	7-1-2015	200,000	200,412
Puerto Rico Highway & Transportation Authority Revenue (Tax Revenue, AGM Insured)	5.50	7-1-2015	50,000	51,096
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	5.00	10-1-2016	500,000	514,530
				5,145,527

Rhode Island : 0.21%
Rhode Island Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	6.00	6-1-2023	135,000	135,971

South Carolina : 1.69%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	152,230	115,695
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2031	215,000	226,750
South Carolina EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	200,000	205,542
South Carolina Jobs-Economic Development Authority York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	500,000	541,235
				1,089,222

Tennessee : 0.21%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2022	120,000	135,947

Texas : 3.98%
Arlington TX Higher Education Finance Corporation Universal Academy Series A (Education Revenue)	7.00	3-1-2034	320,000	335,248
Dallas TX International Airport Facilities Series 2001-A1 (Industrial Development Revenue)	6.15	1-1-2016	1,000,000	1,017,500
Hackberry TX Special Assessment Revenue Public Improvement District #3 Phase #13 (Miscellaneous Revenue)	6.00	9-1-2026	225,000	228,526
Houston TX Airport System United Airlines Incorporated Terminal E Project (Airport Revenue)	4.50	7-1-2020	500,000	515,560
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2027	190,000	225,114

5

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Texas (continued)
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)		7.00%	12-31-2038	$200,000	$246,407
					2,568,355

Washington : 0.42%
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project (Health Revenue)		5.25	12-1-2025	250,000	267,838

West Virginia : 0.44%
West Virginia Hospital Finance Authority (Health Revenue)		6.25	10-1-2023	270,000	285,563

Wisconsin : 1.82%
Wisconsin HEFA (Health Revenue)		6.88	12-1-2023	145,000	145,210
Wisconsin PFA Coral Academy Science Las Vegas Series A (Education Revenue)		5.00	7-1-2024	500,000	526,385
Wisconsin PFA Senior Living Revenue 50 Rose Villa Project Series B-3 (Health Revenue)		3.75	11-15-2019	500,000	504,905
					1,176,500

Wyoming : 0.83%
Sweetwater County WY Solid Waste Disposal Revenue Refunding FMC Corporation Project (Industrial Development Revenue)		5.60	12-1-2035	525,000	535,379

Total Municipal Obligations (Cost $56,620,200)					58,131,118

		Yield		Shares
Short-Term Investments : 8.19%
Investment Companies : 8.19%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##		0.01		5,282,418	5,282,418

Total Short-Term Investments (Cost $5,282,418)					5,282,418

Total investments in securities (Cost $61,902,618)*	98.31%				63,413,536
Other assets and liabilities, net	1.69				1,091,183

Total net assets	100.00%				$64,504,719

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $61,902,618 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,569,211
Gross unrealized losses	(58,293)

Net unrealized gains	$1,510,918

6

Wells Fargo Advantage High Yield Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$58,131,118	$0	$58,131,118
Short-term investments
Investment companies	5,282,418	0	0	5,282,418

Total assets	$5,282,418	$58,131,118	$0	$63,413,536

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 90.14%
Alabama : 1.69%
Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12-1-2017	$2,640,000	$2,995,476
Jefferson County AL Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2023	3,500,000	3,905,300
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	4,470,000	4,811,106
Mobile AL Industrial Development Board Alabama Power Company Series C (Industrial Development Revenue) ±	5.00	6-1-2034	3,000,000	3,060,360
Mobile County AL Board of School Commissioners Series 2012 (Tax Revenue)	5.00	3-1-2032	1,000,000	1,115,920
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series A (Industrial Development Revenue, Sumitomo Mitsui Banking LOC) ø	0.04	6-1-2028	20,000,000	20,000,000
				35,888,162

Alaska : 0.19%
Alaska Energy Authority Bradley Lake Fourth Series (Utilities Revenue, AGM Insured)	6.00	7-1-2015	350,000	365,180
Alaska Railroad Corporation Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2020	3,245,000	3,571,187
				3,936,367

Arizona : 1.09%
Arizona Sports & Tourism Authority Series A (Tax Revenue)	4.00	7-1-2020	1,365,000	1,485,516
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2021	795,000	911,404
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2022	1,000,000	1,149,720
Greater Arizona Development Authority Infrastructure Pinal County Road Project Series 1 (Miscellaneous Revenue, National Insured)	4.50	8-1-2023	2,755,000	2,939,062
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2024	1,575,000	1,677,155
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2025	1,270,000	1,345,514
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2027	420,000	460,929
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2029	960,000	1,104,077
Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	7-1-2029	5,000,000	5,606,300
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	5,000,000	5,005,550
Pima County AZ IDA Series A (Education Revenue)	7.00	7-1-2021	775,000	774,473
Pinal County AZ Electrical District # 4 (Utilities Revenue)	4.75	12-1-2015	620,000	637,515
				23,097,215

Arkansas : 0.80%
Pulaski County AR HCFR Catholic Healthcare Series B (Health Revenue, U.S. Bank NA SPA) ø	0.08	12-1-2028	16,900,000	16,900,000

California : 11.69%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	5,570,000	5,219,480
Bay Area CA Toll Authority Toll Bridge Revenue Series A (Transportation Revenue) ±	1.29	4-1-2036	20,000,000	20,174,400
California (GO)	5.25	3-1-2024	5,000,000	5,920,900
California (GO)	5.25	3-1-2030	1,440,000	1,654,474
California (GO)	6.00	3-1-2033	2,510,000	3,026,056
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.25	2-1-2024	1,800,000	1,831,014
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	2,570,000	2,849,153

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25%	4-1-2034	$2,750,000	$3,312,430
California Public Works Board Regents University of California Research Project Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	14,848,192
California Public Works Board Regents University of California Research Project Series L (Education Revenue, National Insured)	5.25	11-1-2028	1,890,000	1,994,063
California Public Works Board Series D (Miscellaneous Revenue)	5.25	12-1-2026	1,000,000	1,203,930
California Public Works Board University of California Institute Project C (Miscellaneous Revenue)	5.00	4-1-2030	1,350,000	1,382,927
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ø	0.04	11-1-2036	10,000,000	10,000,000
California Statewide CDA Series A (Education Revenue)	6.90	8-1-2031	1,915,000	2,188,539
California Statewide CDA Series C (Health Revenue)	5.25	8-15-2031	3,000,000	3,382,650
California Various Purposes (GO)	6.00	4-1-2038	8,055,000	9,627,578
Cerritos CA Community College District Series D (GO) ¤	0.00	8-1-2025	1,800,000	1,275,606
Compton CA Community College District Election of 2002 CAB Series C (GO) ¤	0.00	8-1-2029	1,565,000	772,030
Compton CA Community College District Series C (GO) ¤	0.00	8-1-2031	2,400,000	1,048,440
Emery CA Unified School District CAB Election of 2010 Series A (GO, AGM Insured)	6.25	8-1-2031	4,500,000	5,637,690
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Tobacco Revenue, AGM Insured) ¤	0.00	6-1-2026	7,500,000	5,178,675
Los Angeles CA Metropolitan Transportation Authority Series A (Tax Revenue, Ambac Insured)	5.00	7-1-2035	1,650,000	1,698,147
Los Angeles CA Schools Regionalized Business Services Project Series A (Miscellaneous Revenue, Ambac Insured) ¤	0.00	8-1-2015	1,100,000	1,086,514
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	2,000,000	2,778,280
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	7.00	11-1-2034	5,000,000	6,945,700
Merrill Lynch PFOTER Series PT-4211 (GO, Dexia Credit Local SPA) 144Aø	0.29	2-1-2025	6,170,000	6,170,000
New Haven CA Unified School District CAB Project (GO, AGM Insured) ¤	0.00	8-1-2033	5,590,000	2,503,705
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.88	7-1-2027	11,000,000	10,225,380
Northern California Power Agency Series A (Utilities Revenue)	5.25	8-1-2023	5,150,000	5,875,120
Northern Humboldt CA High School District Election of 2010 Series A (GO)	6.50	8-1-2034	1,145,000	1,465,909
Oakland CA Unified School District Alameda County Election of 2006 Project Series A (GO)	6.50	8-1-2020	1,730,000	2,086,207
Oakland CA Unified School District Alameda County Election of 2012 (GO)	6.25	8-1-2028	2,000,000	2,417,400
Oakland CA Unified School District Alameda County Election of 2012 (GO)	6.25	8-1-2030	2,000,000	2,410,980
Oakland CA Unified School District Alameda County Series A (GO)	6.25	8-1-2019	1,285,000	1,508,269
Oxnard CA School District Series A (GO, National Insured)	5.75	8-1-2030	1,825,000	2,235,625
Pasadena CA PFA Rose Bowl Renovation Series A (Miscellaneous Revenue)	5.00	3-1-2021	1,655,000	1,947,157
Patterson CA Unified School District CAB Election of 2008 Project Series B (GO, AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,338,720
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2023	3,045,000	3,687,647
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2024	3,000,000	3,615,870
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	2,700,000	3,212,730
Rio Hondo CA Community College District (GO) ¤	0.00	8-1-2030	2,315,000	1,234,497
Sacramento CA Municipal Utility District Series B (Utilities Revenue)	5.00	8-15-2030	1,075,000	1,256,912
Sacramento County CA Airport Systems (Airport Revenue)	5.00	7-1-2025	2,000,000	2,312,700
San Diego CA Community College District Election of 2012 (GO)	5.00	8-1-2032	3,095,000	3,616,693
San Diego CA Unified School District Election of 1998 Series E-2 (GO, AGM Insured)	5.50	7-1-2027	5,000,000	6,476,700
San Gorgonio CA Memorial Healthcare District (GO)	7.00	8-1-2029	2,000,000	2,362,380
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-2031	6,110,000	6,133,646
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	8-1-2030	1,355,000	1,510,486
Santa Ana CA Financing Authority Police Administration and Holding Facilities Series A (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	613,180

2

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Santa Ana CA Financing Authority Police Administration and Holding Facilities Series A (Miscellaneous Revenue, National Insured)	6.25%	7-1-2019	$500,000	$601,155
Southern California Public Power Authority Milford Wind Corridor Project # 1 (Utilities Revenue)	5.00	7-1-2024	5,000,000	5,902,850
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	3,280,000	3,813,394
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	7-1-2024	2,000,000	2,343,700
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,301,346
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,338,764
Tustin CA Unified School District #88-1 Election of 2008 Series B (GO)	6.00	8-1-2036	2,500,000	2,989,325
University of California Limited Project Series G (Health Revenue)	5.25	5-15-2030	15,000,000	17,597,400
University of California Revenues Series G (Education Revenue)	5.00	5-15-2037	10,390,000	11,683,555
University of California Series Q (Education Revenue)	5.25	5-15-2024	2,155,000	2,426,853
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2016	300,000	319,710
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2018	445,000	494,555
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2019	905,000	1,017,428
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2020	1,300,000	1,384,292
Washington Township CA Health Care District Series A (Health Revenue)	5.13	7-1-2017	260,000	284,726
West Contra Costa CA University (GO, AGM Insured) ¤	0.00	8-1-2026	4,620,000	3,110,415
				247,864,249

Colorado : 0.68%
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	750,000	785,430
Colorado Educational and Cultural First Academy Project (Education Revenue, Fifth Third Bank LOC) ø	0.10	4-1-2038	6,715,000	6,715,000
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.20	11-15-2025	6,750,000	6,750,000
North Range CO Metropolitan District # 1 (GO, ACA Insured)	5.00	12-15-2015	250,000	255,100
				14,505,530

Connecticut : 1.29%
Connecticut Securities Industry & Financial Markets Association Index Series A (Miscellaneous Revenue) ±	1.03	3-1-2025	2,400,000	2,393,448
Connecticut Series A (Miscellaneous Revenue) ±	0.89	3-1-2022	3,000,000	3,011,430
Connecticut Series A (Miscellaneous Revenue) ±	0.94	3-1-2023	3,000,000	2,996,010
Connecticut Series A (Miscellaneous Revenue) ±	0.99	3-1-2024	5,500,000	5,491,640
Connecticut Series A (Miscellaneous Revenue) ±	1.14	4-15-2019	2,300,000	2,351,267
Connecticut Series A (GO) ±	1.29	4-15-2020	3,300,000	3,385,635
Hamden CT (GO)	4.00	8-15-2020	1,235,000	1,337,060
Hamden CT (GO)	4.00	8-15-2021	1,235,000	1,331,231
Hamden CT (GO, Build America Mutual Assurance Company Insured)	4.00	8-15-2022	300,000	328,986
Hamden CT (GO, AGM Insured)	5.00	8-15-2021	1,000,000	1,165,800
Hamden CT (GO, Build America Mutual Assurance Company Insured)	5.00	8-15-2021	1,320,000	1,538,856
Hamden CT (GO, AGM Insured)	5.00	8-15-2022	1,000,000	1,170,420
Hamden CT (GO, Build America Mutual Assurance Company Insured)	5.00	8-15-2025	300,000	340,368
Hamden CT (GO, Build America Mutual Assurance Company Insured)	5.00	8-15-2026	500,000	563,920
				27,406,071

3

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
District of Columbia : 0.69%
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00%	12-1-2023	$1,000,000	$1,183,450
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2025	3,520,000	4,114,282
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.25	12-1-2025	2,630,000	3,020,897
District of Columbia Howard University Series A (Education Revenue)	5.75	10-1-2026	2,510,000	2,801,537
District of Columbia Medical Association of Colleges Series B (Miscellaneous Revenue)	5.00	10-1-2024	3,095,000	3,449,192
				14,569,358

Florida : 4.12%
Boynton Beach FL Utilities Systems (Water & Sewer Revenue, National Insured)	5.50	11-1-2016	1,500,000	1,624,575
Cityplace Florida Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2021	2,945,000	3,291,597
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2022	2,205,000	2,623,685
Escambia County FL School Board (Miscellaneous Revenue, National Insured)	5.00	2-1-2021	4,720,000	4,797,030
Florida Board of Governors Series A (Housing Revenue)	5.00	7-1-2026	2,275,000	2,510,554
Florida Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	5.00	9-15-2020	2,405,000	2,502,884
Florida HEFAR (Education Revenue)	4.00	4-1-2021	1,000,000	1,076,620
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2017	1,665,000	1,859,672
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2016	1,000,000	1,064,070
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	1,000,000	1,087,430
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	5.50	12-1-2015	850,000	852,933
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.10	12-1-2020	3,000,000	3,159,540
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.20	12-1-2020	3,290,000	3,517,043
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	4.75	12-1-2015	240,000	240,658
Miami FL HFA Jewish Home & Hospital Project (Health Revenue, SunTrust Bank LOC) ø	0.19	8-1-2026	7,350,000	7,350,000
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,000,000	1,065,250
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2019	3,440,000	3,831,850
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2020	3,600,000	4,016,124
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	4-1-2021	2,485,000	2,758,300
Miami-Dade County FL School Board Certificates of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,490,290
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2023	700,000	828,443
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10-1-2024	2,950,000	3,334,415
Miami-Dade County FL Water & Sewer Series C (Water & Sewer Revenue)	5.25	10-1-2022	3,000,000	3,446,250
Midtown Miami FL CDA Special Assessment Revenue Infrastructure Project Series B (Miscellaneous Revenue)	4.25	5-1-2024	750,000	776,730
Midtown Miami FL CDA Special Assessment Revenue Parking Garage Project Series A (Miscellaneous Revenue)	4.25	5-1-2024	2,250,000	2,330,190
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	5.00	10-1-2015	930,000	965,926
Orange County FL School Board Certificates Partner Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2016	1,000,000	1,079,420
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.37	8-1-2029	10,000,000	10,000,000
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, Ambac Insured) ±	5.35	3-15-2042	5,260,000	6,008,077

4

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50%	10-1-2024	$2,500,000	$2,716,800
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2016	1,015,000	1,090,881
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2017	900,000	991,863
University of South Florida Financing Corporation Certificate of Participation Master Lease Series A (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2018	1,000,000	1,026,310
				87,315,410

Georgia : 0.64%
Georgia Municipal Electric Authority Power Revenue Unrefunded Balance (Utilities Revenue, National Insured)	6.50	1-1-2017	50,000	53,132
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2017	2,500,000	2,778,150
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2019	5,000,000	5,754,350
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	1,000,000	1,175,810
Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00	10-1-2021	3,330,000	3,803,726
				13,565,168

Guam : 0.58%
Guam Education Financing Foundation Certificate of Participation Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2015	1,000,000	1,038,990
Guam Education Financing Foundation Certificate of Participation Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2017	2,195,000	2,322,310
Guam Government Limited Obligation Revenue Section 30 Series A (Miscellaneous Revenue)	5.00	12-1-2014	1,635,000	1,646,298
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2028	1,000,000	1,111,400
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2020	350,000	401,674
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	2,500,000	2,787,325
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2022	1,000,000	1,166,890
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2023	1,500,000	1,751,895
				12,226,782

Illinois : 20.26%
Champaign & Coles Counties IL Community College District # 505 Series A (GO)	4.00	12-1-2018	1,015,000	1,124,539
Chicago IL 2nd Lien (Water & Sewer Revenue)	5.00	11-1-2029	1,490,000	1,659,502
Chicago IL Board of Education (GO)	5.00	12-1-2031	4,860,000	4,989,325
Chicago IL Board of Education (GO, National/FGIC Insured)	5.25	12-1-2023	5,125,000	5,620,280
Chicago IL Board of Education Benito Juarez Community Academy Series G (GO, National Insured)	6.00	12-1-2022	1,630,000	1,643,268
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2022	20,000,000	14,197,000
Chicago IL Board of Education School Reform Board Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	1,000,000	757,800
Chicago IL Board of Education Series A (GO, National Insured) ¤	0.00	12-1-2018	10,850,000	9,867,207
Chicago IL Board of Education Series A3 (GO) ±	0.87	3-1-2036	10,000,000	9,736,900
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2021	7,685,000	7,896,261
Chicago IL Board of Education Series C (GO)	5.25	12-1-2023	9,980,000	10,548,361
Chicago IL CAB Project (GO, National Insured) ±	5.44	1-1-2018	1,725,000	1,838,471
Chicago IL Metropolitan Reclamation Series B (GO)	5.00	12-1-2025	2,500,000	2,871,675
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.00	1-1-2033	1,000,000	1,049,770

5

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13%	1-1-2030	$2,610,000	$2,949,535
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2031	3,335,000	3,749,607
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, AGM Insured)	5.25	1-1-2025	4,075,000	4,612,533
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue)	4.25	1-1-2021	735,000	813,572
Chicago IL Park District Series A (GO, National Insured)	5.00	1-1-2026	2,140,000	2,232,833
Chicago IL Public Building Commission School Reform (Miscellaneous Revenue, National Insured)	5.25	12-1-2017	3,555,000	3,931,866
Chicago IL Refunding Bond Series A (GO)	5.00	1-1-2027	1,700,000	1,783,317
Chicago IL Series A (GO, Ambac Insured)	5.00	1-1-2019	2,500,000	2,671,750
Chicago IL Series A (GO)	5.25	1-1-2022	3,820,000	4,038,084
Chicago IL Series A (GO)	5.25	1-1-2023	4,475,000	4,712,130
Chicago IL Series A (GO)	5.25	1-1-2028	1,750,000	1,810,585
Chicago IL Series A (GO, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	5,750,000	5,931,413
Chicago IL Series A Prerefunded Balance (GO, National Insured) ±	5.65	1-1-2028	555,000	597,480
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2024	1,300,000	1,328,262
Chicago IL Series C (GO)	4.00	1-1-2020	1,505,000	1,588,076
Chicago IL Series C (GO)	5.00	1-1-2024	3,695,000	3,855,585
Chicago IL Series G (GO, Ambac Insured)	5.00	12-1-2024	16,865,000	17,685,145
Chicago IL Series J (GO, Ambac Insured)	5.00	12-1-2023	365,000	383,334
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGM Insured)	5.25	6-1-2022	500,000	542,815
Chicago IL Transit Authority Capital Grant Receipts Series A (Transportation Revenue, AGM Insured)	6.00	6-1-2024	2,000,000	2,269,720
Chicago IL Transit Authority Sales (Tax Revenue)	5.25	12-1-2027	2,600,000	2,959,320
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-2022	1,340,000	1,570,601
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-2023	1,080,000	1,243,350
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-2024	2,000,000	2,281,280
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-2029	4,060,000	4,490,725
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-2030	4,000,000	4,410,800
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-2033	1,000,000	1,108,460
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-2034	1,000,000	1,104,320
Chicago IL Waste Water Transmission 2nd Lien Series B (Water & Sewer Revenue)	5.00	1-1-2032	1,000,000	1,112,620
Chicago IL Wastewater Refunding Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,000,000	2,123,020
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2022	1,730,000	2,019,291
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2023	955,000	1,105,680
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2026	2,000,000	2,264,020
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2028	3,000,000	3,359,280
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2031	5,000,000	5,538,950
Chicago IL Water Revenue Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	10,000,000	10,604,900
Chicago IL Waterworks Revenue (Water & Sewer Revenue)	5.00	11-1-2033	1,000,000	1,122,000
Cook County IL Community College District #508 (GO)	5.25	12-1-2025	1,250,000	1,454,963
Cook County IL Community College District #508 (GO)	5.25	12-1-2027	1,295,000	1,491,490
Cook County IL Community College District #508 (GO)	5.25	12-1-2028	1,250,000	1,428,688
Cook County IL Community College District #508 (GO)	5.25	12-1-2030	3,000,000	3,411,120
Cook County IL Community College District #508 (GO)	5.25	12-1-2031	3,200,000	3,617,088
Cook County IL Series A (GO)	5.25	11-15-2022	7,240,000	8,279,519
Cook County IL Series A (GO)	5.25	11-15-2023	7,680,000	8,728,090
Cook County IL Series B (GO)	5.00	11-15-2023	600,000	701,418
Cook County IL Series C (GO)	5.00	11-15-2021	1,340,000	1,562,373

6

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Deutsche Bank Spears Lifers Trust Series DB 1360 (GO, AGM Insured, Deutsche Bank LIQ) 144Aø	0.14%	2-1-2039	$15,995,000	$15,995,000
Du Page Cook & Will Counties IL Community College District #502 Series A (GO)	5.00	6-1-2022	2,650,000	3,156,071
Du Page County IL (Transportation Revenue, AGM Insured)	5.00	1-1-2017	2,020,000	2,089,831
Du Page County IL High School District (GO, AGM Insured)	5.00	1-1-2021	1,000,000	1,092,860
Homer Glen Village IL Series A (GO)	4.00	12-1-2019	1,000,000	1,108,700
Homer Glen Village IL Series A (GO)	5.00	12-1-2021	1,015,000	1,142,362
Huntley IL Special Service Area # 9 (Tax Revenue, AGM Insured)	4.60	3-1-2017	890,000	928,626
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	5,565,000	6,243,763
Illinois (GO)	4.75	4-1-2020	2,650,000	2,827,444
Illinois (GO, AGM Insured)	5.00	9-1-2016	585,000	606,370
Illinois (GO, Ambac Insured)	5.00	4-1-2020	3,000,000	3,063,330
Illinois (GO, AGM Insured)	5.00	1-1-2023	2,450,000	2,654,159
Illinois (Tax Revenue)	5.00	6-15-2023	16,050,000	19,190,985
Illinois (Miscellaneous Revenue)	5.00	7-1-2023	5,000,000	5,525,350
Illinois (GO, AGM Insured)	5.00	4-1-2026	5,000,000	5,543,300
Illinois Education Facilities Authority (Miscellaneous Revenue) ±	3.40	11-1-2036	1,275,000	1,330,985
Illinois Education Facilities Authority (Education Revenue, Syncora Guarantee Incorporated Insured)	4.75	12-1-2023	1,445,000	1,450,000
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue) ±	4.13	11-1-2036	4,560,000	4,858,817
Illinois Finance Authority DePaul University Series A (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	10-1-2019	1,550,000	1,601,972
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50	4-1-2021	4,495,000	4,853,701
Illinois Health Facilities Authority Mercy Hospital & Medical Center (Health Revenue)	10.00	1-1-2015	135,000	138,055
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, National Insured)	5.00	2-1-2023	1,000,000	1,050,010
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, National Insured)	5.25	2-1-2024	2,500,000	2,736,200
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National/FGIC Insured)	5.25	2-1-2023	1,100,000	1,205,259
Illinois Refunded Balance (Tax Revenue)	5.00	6-15-2018	175,000	201,313
Illinois Refunded Balance (Tax Revenue)	5.00	6-15-2018	825,000	943,610
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2018	6,790,000	7,946,812
Illinois Regional Transportation Authority (Tax Revenue, National/FHA Insured)	6.50	7-1-2026	7,815,000	10,365,113
Illinois Sales Tax Revenue Build Illinois (Tax Revenue)	5.00	6-15-2029	1,000,000	1,119,380
Illinois Series A (Tax Revenue)	5.00	6-1-2022	485,000	516,578
Illinois Series A (GO)	5.00	4-1-2023	4,500,000	4,968,405
Illinois Series A (GO, AGM Insured)	5.00	4-1-2024	2,500,000	2,785,900
Illinois Series A (Miscellaneous Revenue, National Insured)	5.25	10-1-2015	1,355,000	1,360,583
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2030	4,000,000	4,484,240
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2028	2,500,000	2,752,200
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,000,000	3,339,930
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	4,650,000	4,984,010
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	1-1-2026	3,500,000	3,994,970
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,200,000	3,212,192
Kane Cook & Du Page Counties IL School District #46 (GO)	4.50	1-1-2024	4,270,000	4,713,824
Kane County IL School District #129 (GO, National Insured)	5.00	2-1-2018	1,750,000	1,773,240
Kane McHenry Cook & DeKalb Counties IL Unified School District (GO, Ambac Insured)	5.00	1-1-2024	2,000,000	2,166,060
Kendall Kane & Will Counties IL Unified School District Series A (GO)	5.00	2-1-2023	1,000,000	1,143,360
McHenry & Kane Counties IL Community (GO)	5.63	1-15-2031	2,000,000	2,349,320
Metropolitan Pier & Exposition Authority Illinois Hospitality Facilities (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.19	7-1-2026	12,960,000	12,960,000
Northern IIlinois Municipal Power Agency Prairie State Project Series A (Utilities Revenue, National Insured)	5.00	1-1-2021	2,740,000	3,010,274

7

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Northern Illinois University (Education Revenue, AGM Insured)	5.00%	9-1-2022	$1,325,000	$1,508,181
Northern Illinois University (Education Revenue, AGM Insured)	5.00	9-1-2024	1,000,000	1,144,600
Northern Illinois University Auxiliary Facilities Revenue (Education Revenue, AGM Insured)	5.00	4-1-2019	1,000,000	1,128,580
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	1,975,000	1,697,947
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2022	3,600,000	3,887,784
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2023	1,560,000	1,675,456
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2017	455,000	559,532
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2018	535,000	688,657
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	4-1-2020	8,270,000	7,296,125
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, Ambac Insured)	5.50	4-1-2024	1,000,000	1,241,130
University of Illinois Board of Trustees Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	2,000,000	2,224,020
University of Illinois Utility Infrastructure Projects Series 2004 (Education Revenue, Bank of New York Mellon SPA) ø	0.06	8-15-2021	5,580,000	5,580,000
Will County IL Community Unified School District CAB (GO, National Insured) ¤	0.00	11-1-2018	9,730,000	9,031,775
				429,529,618

Indiana : 2.22%
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	4.00	8-1-2017	1,000,000	1,086,200
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	5.00	8-1-2016	1,340,000	1,448,178
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.00	10-15-2017	5,410,000	5,975,994
Indiana Bond Bank Special Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2022	1,545,000	1,812,656
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.25	10-15-2016	600,000	649,878
Indiana Finance Authority Parkview Health System Series A (Health Revenue)	5.50	5-1-2024	4,500,000	5,164,110
Indiana Finance Authority Wastewater Utilities Revenue CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2030	2,315,000	2,688,641
Indiana Finance Authority Wastewater Utilities Revenue CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,035,000	1,194,359
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	2.01	11-15-2031	15,000,000	15,148,650
Jasper County IN PCR Northern Series A (Industrial Development Revenue, National Insured)	5.60	11-1-2016	5,900,000	6,375,422
Jeffersonville IN Building Corporation First Mortgage Series C (Miscellaneous Revenue)	4.25	8-15-2017	615,000	652,312
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2022	925,000	1,047,822
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2023	665,000	743,590
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2026	750,000	818,378
Mount Vernon IN School Building Corporation Prerefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	265,000	301,469
Mount Vernon IN School Building Corporation Unrefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	735,000	823,200
University of Southern Indiana Student Fee Series J (Education Revenue, AGM Insured)	5.00	10-1-2019	1,000,000	1,160,990
				47,091,849

Iowa : 0.44%
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2017	3,000,000	3,345,540
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2018	5,285,000	6,015,546
				9,361,086

8

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Kansas : 0.07%
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.00%	11-15-2021	$1,300,000	$1,489,995

Kentucky : 0.66%
Kentucky Property & Buildings Commission Series A Project # 95 (GO)	5.00	8-1-2019	1,265,000	1,477,077
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	639,520
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2020	1,000,000	826,040
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2021	2,750,000	2,156,248
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2022	4,320,000	3,183,970
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2025	1,020,000	608,308
University of Kentucky Certificate of Participation Master Street Lease # 4 (Miscellaneous Revenue)	4.45	6-18-2018	4,673,448	5,001,477
				13,892,640

Louisiana : 1.54%
Ascension Parish Louisiana IDA Incorporated (Miscellaneous Revenue)	6.00	7-1-2036	4,000,000	4,289,200
Bossier City LA Utilities Revenue (Water & Sewer Revenue) %%	5.00	10-1-2037	2,000,000	2,258,560
DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25	1-1-2019	5,000,000	5,025,850
Louisiana Correctional Facilities Corporation (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2019	1,000,000	1,157,440
Louisiana Local Government Environmental Facilities & CDA (Housing Revenue, FNMA Insured, FNMA LIQ) ±	4.25	4-15-2039	1,245,000	1,275,739
Louisiana Local Government Facilities & CDA East Baton Rouge Series A (Water & Sewer Revenue)	5.00	2-1-2030	1,000,000	1,146,850
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2016	100,000	106,174
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2017	150,000	162,873
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.00	7-1-2015	505,000	516,635
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.25	7-1-2017	55,000	58,955
New Orleans LA Public Improvement Series A (GO, Radian Insured)	5.00	12-1-2016	1,365,000	1,483,141
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.50	6-1-2016	690,000	749,802
New Orleans LA Sewer Service (GO, FGIC Insured)	5.50	12-1-2016	1,350,000	1,481,612
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.63	6-1-2017	590,000	669,792
St. Bernard Parish LA Sales & Use Tax (Tax Revenue)	4.00	3-1-2023	3,405,000	3,695,412
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (Industrial Development Revenue) ø	0.20	11-1-2040	8,615,000	8,615,000
				32,693,035

Maryland : 0.10%
Maryland CDA Series A-2 (Miscellaneous Revenue)	5.00	6-1-2034	1,400,000	1,584,884
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	500,000	540,605
				2,125,489

Massachusetts : 1.43%
Massachusetts Development Finance Agency Lasell College (Education Revenue)	5.00	7-1-2021	2,820,000	3,189,082

9

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Merrimack College Series A (Education Revenue)	5.00%	7-1-2021	$1,035,000	$1,149,937
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.50	4-15-2019	1,050,000	1,176,515
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.55	4-15-2020	615,000	692,219
Massachusetts Educational Financing Authority Issue I (Education Revenue)	5.50	1-1-2018	2,000,000	2,267,320
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	1-1-2017	2,000,000	2,202,320
Massachusetts HEFA Series G-6 (Health Revenue) ±	0.92	7-1-2038	14,000,000	14,007,420
Massachusetts HFA Series 125 (Tax Revenue, AGM Insured)	5.25	8-1-2025	5,000,000	5,653,500
				30,338,313

Michigan : 5.95%
Clinton MI Township Building Authority (Miscellaneous Revenue, Ambac Insured)	5.50	11-1-2017	5,240,000	5,511,065
Detroit MI City School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	595,000	653,203
Detroit MI City School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2019	8,000,000	8,181,920
Detroit MI City School District (GO, FGIC/Qualified School Board Loan Fund Insured)	6.00	5-1-2021	2,205,000	2,637,974
Detroit MI City School District PFOTER-3556 (GO, FGIC/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.54	5-1-2025	13,220,000	13,220,000
Detroit MI District Aid (GO)	5.00	11-1-2014	1,000,000	1,003,450
Detroit MI District Aid (GO)	5.00	11-1-2018	3,000,000	3,333,450
Detroit MI District Aid (GO)	5.00	11-1-2019	1,500,000	1,684,080
Detroit MI District Aid (GO)	5.00	11-1-2020	2,700,000	3,040,308
Detroit MI Financial Recovery Bonds (GO) ±	3.50	10-7-2016	10,000,000	9,987,900
Eaton Rapids MI Public Schools (GO, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,450,000	1,613,053
Eaton Rapids MI Public Schools (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	2,098,874
Flint MI International Academy (Education Revenue)	5.38	10-1-2022	2,270,000	2,315,945
Flint MI International Academy (Education Revenue)	5.50	10-1-2027	1,985,000	2,010,150
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	360,000	369,886
Hazel Park MI School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,364,531
Kent County MI (GO)	5.00	1-1-2025	1,000,000	1,135,690
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2024	1,750,000	1,974,158
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2025	1,750,000	1,962,853
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2026	1,930,000	2,155,887
Michigan Comprehensive Transportation Program (Tax Revenue)	5.25	5-15-2017	2,750,000	3,052,473
Michigan Finance Authority (Miscellaneous Revenue)	5.00	6-1-2020	1,400,000	1,593,158
Michigan Finance Authority (Health Revenue)	5.00	11-15-2023	400,000	455,516
Michigan Finance Authority (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	1,000,000	1,134,050
Michigan Finance Authority (Health Revenue)	5.00	11-15-2026	800,000	887,032
Michigan Finance Authority (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2035	2,750,000	2,974,730
Michigan Finance Authority (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2037	2,000,000	2,150,040
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	2,540,000	2,549,398
Michigan Finance Authority Local Government Loan Program (Water & Sewer Revenue)	5.00	7-1-2030	12,000,000	13,031,160
Michigan Finance Authority Local Government Loan Program Series C (Health Revenue)	5.00	11-1-2022	2,070,000	2,178,923
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	1,040,000	1,088,152
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.50	5-1-2016	100,000	103,527
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2018	1,075,000	1,131,878

10

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.54%	5-1-2029	$9,940,000	$9,940,000
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11-1-2018	785,000	801,721
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10-1-2023	815,000	762,816
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue)	5.25	10-15-2025	4,165,000	4,681,252
Pinckney MI Community School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2024	1,020,000	1,196,888
Pinckney MI Community School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,367,869
Pinckney MI Community School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,887,363
Western MI University (Education Revenue)	5.25	11-15-2027	600,000	700,596
Western MI University (Education Revenue)	5.25	11-15-2029	1,000,000	1,156,800
Western MI University (Education Revenue, AGM Insured)	5.25	11-15-2033	750,000	844,253
Western Townships MI Utilities Authority (GO)	5.00	1-1-2017	1,500,000	1,643,190
Wyandotte MI Series A (Utilities Revenue, AGM Insured)	4.00	10-1-2016	500,000	530,900
				126,098,062

Minnesota : 0.55%
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.06	8-15-2034	2,200,000	2,200,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	4,555,000	4,999,522
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	1-1-2016	1,365,000	1,444,798
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	7-1-2023	2,500,000	2,786,450
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.50	9-1-2018	300,000	306,369
				11,737,139

Mississippi : 0.60%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.00	12-1-2023	1,145,000	1,467,821
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	10,000,000	11,362,500
				12,830,321

Missouri : 0.52%
Kansas City MO Municipal Assistance Corporation Series B-1 (Miscellaneous Revenue, Ambac Insured) ¤	0.00	4-15-2022	3,540,000	2,894,516
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	730,000	774,253
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	9-1-2018	645,000	668,052
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured) %%	5.00	3-1-2032	1,500,000	1,693,305
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured) %%	5.00	3-1-2033	1,000,000	1,124,580
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured) %%	5.00	3-1-2034	1,000,000	1,120,310
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured) %%	5.00	3-1-2035	2,000,000	2,230,400

11

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Missouri (continued)
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00%	7-1-2019	$415,000	$496,133
				11,001,549

Nebraska : 0.15%
Lincoln County NE Hospital Authority Great Plains Regional Medical Center (Health Revenue)	5.00	11-1-2024	1,000,000	1,112,720
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	4-1-2019	500,000	582,930
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,290,000	1,433,164
				3,128,814

Nevada : 1.40%
Clark County NV Airport Series C (Airport Revenue, AGM Insured)	5.00	7-1-2023	5,600,000	6,366,976
Clark County NV Airport Series D (Airport Revenue)	5.00	7-1-2024	2,750,000	3,174,188
Clark County NV Las Vegas McCarran International Airport Series A (Airport Revenue)	5.00	7-1-2016	3,000,000	3,235,290
Clark County NV School District Series A (GO, National Insured)	5.00	6-15-2019	7,500,000	7,819,575
Clark County NV Water Reclamation District Series A (GO)	5.25	7-1-2038	2,880,000	3,324,240
Las Vegas NV New Convention & Visitors Authority Series E (Tax Revenue, AGM Insured)	4.20	7-1-2021	500,000	546,400
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2019	820,000	845,338
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2020	695,000	713,424
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2021	895,000	911,763
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.25	6-1-2024	200,000	202,524
Reno NV Sparks Indian Governmental Colony (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	6-1-2021	2,580,000	2,637,715
				29,777,433

New Hampshire : 0.13%
New Hampshire HFA (Housing Revenue)	4.80	7-1-2028	2,610,000	2,765,843

New Jersey : 4.19%
Essex County NJ Import Authority Series A (Miscellaneous Revenue)	6.00	11-1-2025	5,000,000	5,653,800
New Jersey EDA (Tobacco Revenue)	5.00	6-15-2021	2,500,000	2,883,450
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	2,860,000	3,463,288
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.59	9-1-2027	8,175,000	8,173,856
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.64	3-1-2028	31,000,000	30,995,970
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2017	2,000,000	2,183,460
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2019	9,810,000	11,092,069
New Jersey HEFAR Student Loan Series 1A (Education Revenue)	5.00	12-1-2016	2,100,000	2,287,845
New Jersey HEFAR Student Loan Series A (Education Revenue)	5.00	6-1-2016	500,000	532,045
New Jersey Housing & Mortgage Finance Agency Series AA (Housing Revenue)	5.25	10-1-2016	335,000	353,991
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, National Insured)	5.50	3-1-2022	1,755,000	2,050,875
New Jersey Transportation Trust Authority Facilities Center Series A (Transportation Revenue, AGM Insured)	5.50	12-15-2022	8,010,000	9,551,765
New Jersey Transportation Trust Authority Series B (Transportation Revenue)	5.25	12-15-2020	8,305,000	9,631,059
				88,853,473

12

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Mexico : 0.40%
Albuquerque Bernalillo County NM Water Utility Authority Series B (Water & Sewer Revenue)	5.00%	7-1-2024	$1,000,000	$1,221,940
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA Insured)	4.63	9-1-2025	1,500,000	1,554,675
New Mexico Mortgage Finance Authority SFMR Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	610,000	645,478
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.86	11-1-2039	5,000,000	5,033,800
				8,455,893

New York : 7.32%
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75	12-1-2014	100,000	100,279
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	2,720,000	3,063,509
Metropolitan Transportation Authority New York Dedicated Tax Fund Series A (Tax Revenue)	5.00	11-15-2024	6,010,000	7,262,544
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2030	4,010,000	4,571,921
Metropolitan Transportation Authority New York Series D (Transportation Revenue)	5.00	11-15-2027	2,000,000	2,331,280
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2028	2,450,000	2,829,554
Monroe County NY Development Corporation (Education Revenue)	5.00	6-1-2020	2,125,000	2,398,828
Monroe County NY Industrial Development Corporation Revenue Monroe Community College (Education Revenue, AGM Insured)	5.00	1-15-2022	790,000	890,338
Monroe County NY Industrial Development Corporation Revenue Monroe Community College (Education Revenue, AGM Insured)	5.00	1-15-2023	645,000	726,799
Monroe County NY Industrial Development Corporation Revenue Monroe Community College (Education Revenue, AGM Insured)	5.00	1-15-2024	905,000	1,025,392
New York Dormitory Authority Interagency Council Pooled Loan Series A-1 (Miscellaneous Revenue)	4.00	7-1-2019	740,000	809,582
New York Dormitory Authority Mount Sinai School of Medicine (Education Revenue)	5.50	7-1-2022	2,000,000	2,259,120
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.89	5-1-2018	1,545,000	1,540,937
New York Dormitory Authority Series C (Tax Revenue)	5.00	3-15-2036	8,650,000	9,873,975
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	3,675,000	4,257,010
New York Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50	8-1-2018	1,500,000	1,610,430
New York NY City Transitional Prerefunded Balance Future Tax Sub Series A-1 (Tax Revenue)	5.00	5-1-2023	65,000	76,457
New York NY City Transitional Unrefunded Balance Future Tax Sub Series A-1 (Tax Revenue)	5.00	5-1-2023	2,810,000	3,266,175
New York NY IDAG 2006 Project Samaritan AIDS Services (Miscellaneous Revenue, Citibank NA LOC)	4.50	11-1-2015	275,000	286,253
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.18	6-15-2032	15,000,000	15,000,000
New York NY Series A (GO)	5.00	8-1-2033	1,535,000	1,770,715
New York NY Series F-1 (GO)	5.00	3-1-2032	7,670,000	8,742,419
New York NY Sub Series F-1 (GO)	5.00	8-1-2032	2,250,000	2,609,955
New York NY Sub Series J-4 (GO) ±	0.59	8-1-2025	10,000,000	10,000,400
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.19	4-1-2035	6,000,000	6,000,000
New York NY Trust for Cultural Resources Series A-1 (Miscellaneous Revenue)	5.00	7-1-2031	2,475,000	2,761,160
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	9,960,000	9,994,462
New York Urban Development Corporation Series C (Tax Revenue)	5.00	3-15-2032	1,820,000	2,090,124
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC Insured)	5.50	1-1-2019	3,000,000	3,542,790

13

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Niagara NY Area Development Corporation (Education Revenue)	5.00%	5-1-2020	$1,160,000	$1,308,816
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2022	1,350,000	1,532,318
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00	12-1-2020	5,000,000	5,733,150
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00	9-1-2039	25,040,000	28,775,467
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	6-1-2022	420,000	452,810
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-2023	500,000	568,135
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	9-1-2020	1,430,000	1,671,212
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, AGM Insured)	5.00	4-1-2018	820,000	880,409
Utility Debt Securitization Authority New York (Utilities Revenue)	5.00	12-15-2032	1,250,000	1,467,375
Yonkers NY (GO, AGM Insured)	5.00	10-1-2024	1,000,000	1,122,450
				155,204,550

North Carolina : 0.71%
Craven County NC Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	6-1-2023	4,400,000	4,919,156
Nash County NC Health Care System (Health Revenue, AGM Insured)	5.00	11-1-2014	1,600,000	1,606,320
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2020	3,400,000	3,983,134
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2022	250,000	291,723
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2023	1,000,000	1,167,500
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	90,000	99,827
Pitt County NC Certificate of Participation School Facilities Project (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	2,755,000	3,029,839
				15,097,499

North Dakota : 0.06%
North Dakota Housing Finance Agency Series D (Housing Revenue)	4.50	1-1-2029	1,160,000	1,228,498

Ohio : 1.23%
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A (Miscellaneous Revenue)	5.00	1-1-2022	2,500,000	2,964,975
Kent University Ohio General Receipts Series B (Education Revenue, AGM Insured)	5.00	5-1-2018	1,165,000	1,326,551
Ohio Air Quality Development Authority (Industrial Development Revenue) ±	3.63	12-1-2033	2,500,000	2,559,825
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	10-1-2033	1,750,000	1,795,255
Ohio Building Authority (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,171,950
Ohio State Turnpike Commission Junior Lien Infrastructure Projects Series A-1 (Transportation Revenue)	5.25	2-15-2029	1,000,000	1,153,500
Ohio Water Development Authority Pollution Control Facilities Revenue Series B (Industrial Development Revenue) ±	3.63	10-1-2033	3,000,000	3,077,580
Reynoldsburg OH City School District Series DCL-2014-001 (GO, Dexia Credit Local LIQ) 144Aø	0.19	9-1-2030	10,000,000	10,000,000
River South Authority Ohio Revenue Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	950,000	974,881
Summit County OH Port Authority (Education Revenue)	5.25	1-1-2024	1,000,000	1,126,760
				26,151,277

Oklahoma : 0.76%
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2019	1,325,000	1,468,551
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2022	2,595,000	2,887,612
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2023	1,010,000	1,113,081
Cushing OK Educational Facilities Authority (Miscellaneous Revenue)	5.00	9-1-2022	3,210,000	3,813,673

14

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oklahoma (continued)
McGee Creek OK Authority (Water & Sewer Revenue, State Street Bank & Trust Company LOC, National Insured)	6.00%	1-1-2023	$1,820,000	$2,040,748
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2020	1,000,000	1,138,490
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2021	1,000,000	1,138,380
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2022	1,000,000	1,135,990
Oklahoma Development Finance Authority (Miscellaneous Revenue)	4.00	6-1-2023	1,270,000	1,428,179
				16,164,704

Oregon : 0.06%
Medford OR Hospital Facilities Authority Revenue (Health Revenue)	5.00	10-1-2020	1,155,000	1,326,991

Pennsylvania : 5.63%
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2024	1,500,000	1,672,650
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2025	1,500,000	1,663,560
Allegheny County PA Hospital Development Authority Series B (Health Revenue, National Insured)	6.00	7-1-2025	2,605,000	3,278,940
Allegheny County PA Series 72 (GO)	5.25	12-1-2033	4,000,000	4,568,400
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.54	11-1-2039	10,000,000	10,261,500
Bucks County PA Water & Sewer Authority Water System (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2026	2,400,000	2,740,440
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	490,000	518,048
Chester County PA IDA Renaissance Academy Project Series A (Education Revenue)	5.63	10-1-2015	105,000	105,020
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	3,985,000	3,986,594
Delaware County PA Voctech School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	2,000,000	2,255,400
Johnstown PA School District (GO, AGM Insured)	5.00	8-1-2024	2,730,000	3,087,603
Lancaster County PA Solid Waste Management Authority Series A (Resource Recovery Revenue)	5.25	12-15-2028	5,665,000	6,565,055
Lycoming County PA College Authority (Education Revenue)	5.50	7-1-2026	4,000,000	4,568,920
Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, Radian Insured)	4.70	8-1-2017	565,000	615,884
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,170,000	1,233,695
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2019	880,000	965,474
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2020	590,000	649,661
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2022	1,310,000	1,437,633
Pennsylvania Hills PA School District (GO, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,460,000	1,600,627
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	2.00	5-15-2016	800,000	815,608
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2021	500,000	548,080
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2022	1,000,000	1,080,080
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2020	2,000,000	2,296,580
Pennsylvania Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2024	2,000,000	2,297,360

15

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission Sub Series B (Transportation Revenue)	5.00%	6-1-2017	$325,000	$360,656
Pennsylvania Turnpike Commission Sub Series C (Transportation Revenue, AGM Insured) ±	0.00	6-1-2033	1,350,000	1,555,808
Pennsylvania Turnpike Commission Sub Series E Step Bond (Transportation Revenue) ±	0.00	12-1-2038	2,000,000	2,104,340
Philadelphia PA Authority for Industrial Development (Education Revenue)	6.13	6-15-2023	1,000,000	1,064,030
Philadelphia PA Authority for Industrial Development (Education Revenue)	5.88	6-15-2022	1,000,000	1,047,830
Philadelphia PA Authority for Industrial Development (Education Revenue)	7.00	5-1-2026	740,000	792,999
Philadelphia PA Gas Works Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2015	1,000,000	1,036,270
Philadelphia PA Gas Works Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2016	1,000,000	1,073,720
Philadelphia PA IDA Master Charter School (Education Revenue)	5.00	8-1-2020	600,000	637,758
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	5.00	5-1-2016	185,000	186,987
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	6.25	5-1-2021	285,000	300,843
Philadelphia PA School District (GO)	5.00	9-1-2021	2,200,000	2,530,814
Philadelphia PA School District Refunding Bond Series C (GO)	5.00	9-1-2018	8,065,000	9,172,647
Philadelphia PA Series A (GO)	5.00	9-15-2021	7,000,000	8,274,420
Philadelphia PA Series A (GO)	5.25	7-15-2028	2,590,000	3,052,470
Philadelphia PA Series A (GO)	5.25	7-15-2029	4,410,000	5,150,792
Philadelphia PA Series A (GO)	5.25	7-15-2032	4,380,000	5,035,774
Pittsburgh PA Series A (GO)	4.00	9-1-2022	1,000,000	1,122,160
Pittsburgh PA Series A (GO)	5.00	9-1-2022	2,060,000	2,459,990
Pittsburgh PA Series A (GO)	5.00	9-1-2023	3,810,000	4,501,401
Reading PA School District (GO)	5.00	4-1-2021	3,120,000	3,494,088
State Public School Building Authority Pennsylvania Harrisburg Project Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,169,075
State Public School Building Authority Pennsylvania School Revenue City of Harrisburg Project Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,250,000	1,473,063
State Public School Building Authority Pennsylvania School Revenue City of Harrisburg Project Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,250,000	1,457,625
State Public School Building Authority Pennsylvania School Revenue City of Harrisburg Project Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,250,000	1,445,800
				119,314,172

Puerto Rico : 0.05%
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	1,015,000	1,040,456

Rhode Island : 0.46%
Providence RI Series A (GO, AGM Insured)	4.00	1-15-2018	2,115,000	2,280,012
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2021	2,670,000	2,821,629
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2015	2,060,000	2,110,552
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2022	2,425,000	2,607,239
				9,819,432

16

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
South Carolina : 0.49%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88%	10-1-2014	$1,000,000	$1,000,100
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	23,869	21,959
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	26,606	22,349
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	35,996	27,357
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	39,781	27,051
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2016	590,000	645,891
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	1-1-2019	3,500,000	3,941,245
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10-1-2024	2,380,000	2,543,101
South Carolina Jobs-Economic Development Authority York Preparatory Academy Project series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,077,140
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, Ambac Insured)	5.25	10-1-2022	1,000,000	1,000,140
				10,306,333

South Dakota : 0.07%
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.25	5-1-2015	500,000	502,055
Rapid City SD Airport Project (Airport Revenue)	6.25	12-1-2026	920,000	1,017,364
				1,519,419

Tennessee : 1.11%
Franklin County TN HEFA (Education Revenue)	4.00	9-1-2024	250,000	274,835
Franklin County TN HEFA (Education Revenue)	5.00	9-1-2030	560,000	636,726
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, National Insured)	5.50	8-15-2019	540,000	606,242
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2024	1,750,000	2,025,398
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	2,140,000	2,359,971
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	1,400,000	1,571,248
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	4,060,000	4,681,667
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	5,790,000	6,758,088
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	1,820,000	1,912,110
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2027	2,485,000	2,807,802
				23,634,087

Texas : 5.62%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00	8-15-2034	250,000	257,783
Austin TX Refunding Revenue Bond (Utilities Revenue, National Insured)	5.25	5-15-2025	1,400,000	1,720,236
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-2019	1,310,000	1,515,369
Galveston TX Wharves & Terminal (Airport Revenue)	5.00	2-1-2026	2,000,000	2,154,220
Harris County TX Toll Road Project Series C (GO, AGM Insured)	5.25	8-15-2027	4,000,000	5,065,600
Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	7-1-2025	1,000,000	1,117,680
Houston TX Higher Education Financial Corporation Series A (Education Revenue)	4.00	2-15-2022	955,000	992,703

17

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Houston TX Independent School District Limited Tax (GO)	4.25%	2-15-2021	$5,000,000	$5,390,450
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25	11-15-2031	3,000,000	3,527,130
Lower Colorado River TX Authority (Utilities Revenue)	5.50	5-15-2031	2,500,000	2,948,875
Midtown TX RDA (Tax Revenue, Ambac Insured)	5.00	1-1-2020	1,495,000	1,506,646
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2027	1,880,000	2,181,157
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2029	2,390,000	2,740,900
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2030	1,500,000	1,707,405
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2031	1,000,000	1,125,970
North Harris County TX Regional Water Authority Senior Lien (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2029	1,215,000	1,400,130
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2016	1,135,000	1,225,074
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.14	7-1-2030	10,115,000	10,130,881
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.17	12-1-2039	19,000,000	19,000,000
Round Rock TX Transportation Systems Development Corporation (Tax Revenue, National Insured)	4.50	8-15-2020	1,000,000	1,020,950
Texas Municipal Gas Acquisition & Supply Corporation II Gas Supply Revenue Series B (Utilities Revenue) ±	0.51	9-15-2017	5,075,000	5,084,034
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2021	3,945,000	4,654,429
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2023	7,925,000	9,120,090
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	8,000,000	9,430,080
Texas PFA Cosmos Foundation Series A (Education Revenue)	5.00	2-15-2018	530,000	539,498
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2032	2,000,000	2,484,500
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2033	2,000,000	2,480,900
Texas Private Activity Surface Transportation Corporation Project Senior Lien Note (Transportation Revenue)	7.50	12-31-2031	3,500,000	4,270,980
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2016	1,210,000	1,296,188
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	1,465,000	1,678,348
Texas Woman’s University Financing System (Education Revenue)	4.00	7-1-2020	1,000,000	1,125,250
Tomball TX Independent School District Refunding Balance School Building (GO, Permanent School Fund Insured) ¤	0.00	2-15-2015	825,000	824,249
University of Houston Texas (Education Revenue)	5.00	2-15-2024	2,700,000	3,062,907
University of Houston Texas Series B (Education Revenue)	5.25	7-1-2026	4,225,000	5,419,239
Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (Health Revenue, National/FHA Insured)	5.00	8-1-2016	920,000	996,857
				119,196,708

Utah : 0.02%
Utah County UT Lakeview Academy Series A (Education Revenue)	5.35	7-15-2017	430,000	444,104

Virgin Islands : 0.43%
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	3,000,000	3,450,720
Virgin Islands PFA Matching Fund Loan Notes Diageo Series A (Miscellaneous Revenue)	6.00	10-1-2014	265,000	265,027
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	5,000,000	5,444,150
				9,159,897

18

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Virginia : 0.13%
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00%	9-1-2041	$1,772,000	$255,912
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,274,000	1,199,840
Reynolds Crossing CDA VA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	3-1-2021	321,000	323,873
Virginia State College Building Authority Regent University Project (Education Revenue)	5.00	6-1-2015	210,000	215,888
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	808,000	813,777
				2,809,290

Washington : 1.24%
Energy Northwest Washington (Utilities Revenue)	5.00	7-1-2022	1,185,000	1,401,310
Goat Hill Properties WA Government Office Building Project (Miscellaneous Revenue, National Insured)	5.00	12-1-2021	1,410,000	1,421,548
Grant County WA Public Utility District # 2 Priest Rapids Series A (Utilities Revenue, National Insured)	5.00	1-1-2023	345,000	364,272
Lewis County WA Public Utility District Refunding (Utilities Revenue)	5.25	4-1-2032	6,115,000	7,230,498
Port of Seattle WA Intermediate Lien Series A (Airport Revenue, National Insured)	5.00	3-1-2028	7,475,000	7,593,404
TES Properties Washington (Miscellaneous Revenue)	5.50	12-1-2029	1,400,000	1,616,496
TOP Washington Lease Revenue Washington Office Buildings (Miscellaneous Revenue)	5.00	7-1-2026	2,750,000	3,246,430
Washington EDFA (Education Revenue)	5.00	6-1-2028	1,000,000	1,179,630
Washington HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00	11-1-2014	1,105,000	1,108,845
Washington HEFAR Whitworth University Project (Education Revenue, U.S. Bank NA Insured)	5.00	10-1-2015	1,010,000	1,049,067
				26,211,500

West Virginia : 0.06%
West Virginia School Building Authority (Miscellaneous Revenue)	5.25	7-1-2020	1,100,000	1,246,729

Wisconsin : 0.62%
Kenosha WI Unified School District #1 Series A (GO)	4.50	4-1-2015	1,620,000	1,653,453
Wisconsin HEFA Bellin Memorial Hospital (Health Revenue, Ambac Insured)	5.50	2-15-2019	950,000	1,012,767
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	2,070,000	2,159,445
Wisconsin HEFA Series A (Health Revenue)	5.00	7-15-2021	3,500,000	3,975,160
Wisconsin HEFA Series E (Housing Revenue)	4.15	5-1-2015	210,000	214,467
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(n)(m)	0.11	6-1-2019	2,650,000	2,550,625
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A (Education Revenue)	6.00	10-1-2032	1,475,000	1,544,538
				13,110,455

Total Municipal Obligations (Cost $1,818,166,518)				1,911,430,965

Short-Term Investments : 9.16%

	Yield		Shares
Investment Companies : 9.16%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (u)(l)##	0.01		194,180,992	194,180,992

Total Short-Term Investments (Cost $194,180,992)				194,180,992

19

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Total investments in securities (Cost $2,012,347,510)*	99.30%	$2,105,611,957
Other assets and liabilities, net	0.70	14,808,056

Total net assets	100.00%	$2,120,420,013

±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
(i)	Illiquid security
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $2,012,344,801 and unrealized gains (losses) consists of:

Gross unrealized gains	$95,092,161
Gross unrealized losses	(1,825,005)

Net unrealized gains	$93,267,156

20

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (the “Fund”)

Notes to Portfolio of investments –September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$1,908,880,340	$2,550,625	$1,911,430,965
Short-term investments
Investment companies	194,180,992	0	0	194,180,992

Total assets	$194,180,992	$1,908,880,340	$2,550,625	$2,105,611,957

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.20%
Guam : 1.04%
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00%	10-1-2017	$200,000	$221,286
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2018	100,000	113,257
Guam International Airport Authority Series 2013B (Airport Revenue)	5.00	10-1-2017	300,000	331,929
Guam Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	865,000	996,783

				1,663,255
Illinois : 0.58%
Chicago IL CAB Project Series C (GO) ¤	0.00	1-1-2032	2,500,000	935,400

Minnesota : 96.46%
Anoka County MN Capital Improvement Series A (GO)	5.00	2-1-2024	500,000	560,670
Anoka County MN Charter School Series A (Education Revenue)	2.65	6-1-2016	210,000	209,315
Anoka County MN Charter School Series A (Education Revenue)	3.40	6-1-2019	225,000	224,318
Anoka County MN Charter School Series A (Education Revenue)	3.65	6-1-2020	185,000	184,806
Anoka County MN Charter School Series A (Education Revenue)	3.75	6-1-2021	245,000	243,562
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2027	510,000	532,404
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2032	300,000	308,247
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2043	1,000,000	1,013,280
Anoka Hennepin MN Independent School District #11 Certificates of Participation Series 2014A (Lease Revenue)	5.00	2-1-2034	1,000,000	1,140,770
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	1-1-2031	1,500,000	1,611,435
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	2,150,000	2,255,092
Buffalo MN Housing & RDA Public Facility Buffalo Wild Marsh Golf Course (Miscellaneous Revenue)	4.38	5-1-2024	185,000	186,796
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2026	750,000	882,548
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2027	500,000	584,095
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2029	300,000	346,227
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2011 (Miscellaneous Revenue)	5.00	11-1-2041	1,400,000	1,488,298
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2016	875,000	884,634
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2042	1,500,000	1,623,960
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	114,460	115,354
Duluth MN Duluth Entertainment Convention Center Improvements Series A (GO)	5.00	2-1-2034	1,000,000	1,098,750
Duluth MN Housing & RDA Lease Revenue Bonds Public School Academy Series 2010A (Education Revenue)	5.60	11-1-2030	2,000,000	2,122,260
Duluth MN Independent School District #709 Certificate of Participation Series B (Miscellaneous Revenue, South Dakota Credit Program Insured)	4.00	2-1-2015	310,000	313,953
Elk River MN Independent School District #728 Series A (GO, AGM Insured)	5.00	2-1-2021	3,400,000	3,598,118
Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	5.50	11-1-2017	510,000	528,926
Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	6.00	11-1-2027	1,870,000	1,976,758
Forest Lakes MN Charter School Lease Revenue Bonds Lakes International Language Academy Project Series 2014A (Education Revenue)	5.50	8-1-2036	500,000	541,420
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	1.50	4-1-2016	570,000	575,820
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	4.00	4-1-2022	735,000	780,511
Goodhue County MN Education District #6051 Red Wing Certificates of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2029	750,000	852,345

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A (Education Revenue)	5.00%	7-1-2029	$600,000	$636,570
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A (Utilities Revenue)	5.00	12-1-2026	700,000	803,334
Lakeville MN (Tobacco Revenue)	5.00	2-1-2016	180,000	183,722
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25	5-1-2024	1,735,000	1,809,692
Meeker County MN Memorial Hospital Project (Health Revenue)	5.63	11-1-2022	800,000	848,816
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2025	1,000,000	1,136,120
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2035	1,000,000	1,120,910
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(n)(m)	0.06	11-15-2017	2,420,000	2,311,100
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series 2014A (Airport Revenue) %%	5.00	1-1-2029	500,000	582,890
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series 2014B (Airport Revenue) %%	5.00	1-1-2026	500,000	581,130
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	1,000,000	1,097,590
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series C (Airport Revenue, National Insured)	5.00	1-1-2022	2,000,000	2,024,500
Minneapolis MN Charter School Yinghua Academy Project Series 2013A (Education Revenue)	5.00	7-1-2023	300,000	310,293
Minneapolis MN Development Limited Tax Supported Common Bond Series 1A (Miscellaneous Revenue)	4.80	12-1-2016	555,000	584,348
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	5.00	6-1-2028	1,115,000	1,150,892
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	6.00	12-1-2040	1,000,000	1,139,370
Minneapolis MN Fairview Health Services Series A (Health Revenue, AGM Insured)	6.63	11-15-2028	1,000,000	1,185,010
Minneapolis MN Fairview Health Services Series B (Health Revenue, AGM Insured)	6.50	11-15-2038	2,000,000	2,359,160
Minneapolis MN St. Anthony Falls Project (Tax Revenue)	5.65	2-1-2027	500,000	500,290
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014 (Housing Revenue)	5.00	8-1-2032	860,000	866,588
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGM Insured)	4.00	2-15-2020	50,000	55,690
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGM Insured)	5.00	2-15-2030	2,000,000	2,185,700
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (Health Revenue, AGM Insured)	5.00	2-15-2037	4,030,000	4,274,742
Minnesota Agricultural & Economic Development Board Health Care System Fairview Hospital Series 1997A (Health Revenue, National Insured)	5.50	11-15-2017	900,000	903,708
Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2027	2,000,000	2,370,900
Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2029	2,000,000	2,339,600
Minnesota General Fund Revenue Appropriation Bonds Series 2014A (Miscellaneous Revenue)	5.00	6-1-2033	1,000,000	1,154,940
Minnesota HEFAR Bethel University Series 6R (Education Revenue)	5.50	5-1-2025	1,535,000	1,586,407
Minnesota HEFAR Carleton College Series 7D (Education Revenue)	5.00	3-1-2030	2,000,000	2,270,460
Minnesota HEFAR College of St. Scholastica Incorporated Series 7R (Education Revenue)	4.25	12-1-2027	400,000	409,272
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	4.50	10-1-2021	300,000	328,650
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	5.00	10-1-2029	500,000	542,545
Minnesota HEFAR St. Benedict College Series 7M (Education Revenue)	5.13	3-1-2036	275,000	289,999
Minnesota HEFAR St. Benedict College Series 7V (Education Revenue)	5.00	3-1-2018	635,000	705,079
Minnesota HEFAR St. Olaf College Series 7F (Education Revenue)	4.50	10-1-2030	500,000	531,495
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	5.00	10-1-2018	1,100,000	1,192,466
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2025	1,030,000	1,119,775
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2030	1,000,000	1,078,040

2

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Minnesota HEFAR St. Thomas University Series 6X (Education Revenue)	5.00%	4-1-2029	$1,000,000	$1,084,000
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2017	655,000	723,814
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2023	750,000	894,263
Minnesota Housing Finance Agency Residential Housing Finance Series 2007Q (Housing Revenue)	5.25	7-1-2033	1,030,000	1,059,932
Minnesota Housing Finance Agency Residential Housing Series 2009E (Housing Revenue)	4.20	7-1-2021	1,240,000	1,281,540
Minnesota Housing Finance Agency Residential Housing Series 2012D (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	1,100,000	1,163,932
Minnesota Housing Finance Agency Series 2009B (Housing Revenue)	5.90	7-1-2028	200,000	207,874
Minnesota Municipal Power Agency Series 2007 (Utilities Revenue)	5.00	10-1-2037	1,200,000	1,312,488
Minnesota Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue)	5.00	10-1-2025	2,335,000	2,663,394
Minnesota Prerefunded (GO)	5.00	6-1-2020	930,000	1,001,861
Minnesota Prerefunded (GO)	5.00	8-1-2022	100,000	112,484
Minnesota Unrefunded (GO)	5.00	6-1-2020	185,000	199,295
Minnesota Unrefunded (GO)	5.00	8-1-2022	4,400,000	4,893,064
Minnesota Various Purposes Series 2009H (GO)	5.00	11-1-2020	1,425,000	1,684,065
Minnesota Various Purposes Series 2010D (GO)	5.00	8-1-2022	1,500,000	1,786,425
Montgomery MN Independent School District School Building #394 Series B (GO, AGM Insured)	5.00	2-1-2025	500,000	528,925
Mounds View MN Independent School District #621 Series A (GO, South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	580,541
Mower County MN Housing & RDA Facilities Project Series A (Miscellaneous Revenue)	5.75	2-1-2027	695,000	744,818
Mower County MN Housing & RDA Facilities Project Series A (Miscellaneous Revenue)	5.90	2-1-2029	375,000	402,630
Northeast Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A (Miscellaneous Revenue)	4.00	2-1-2024	1,100,000	1,196,217
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGM Insured)	5.00	1-1-2018	820,000	926,961
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGM Insured)	5.00	1-1-2021	50,000	55,636
Northern Minnesota Municipal Power Agency Series 2013A (Utilities Revenue)	4.00	1-1-2028	450,000	477,252
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	4.15	9-1-2024	600,000	600,954
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	5.00	9-1-2034	1,100,000	1,111,968
Pine County MN Housing & RDA Public Project Series A (Miscellaneous Revenue)	5.00	2-1-2028	1,475,000	1,564,975
Plymouth MN Certificate of Participation Intermediate School District #287 Series A (Miscellaneous Revenue)	5.00	2-1-2024	250,000	286,518
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2032	660,000	685,621
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2042	560,000	573,440
Rochester MN Electric Utility Revenue Series 2007C (Utilities Revenue)	5.00	12-1-2030	1,000,000	1,072,430
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2023	815,000	994,259
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2025	315,000	379,329
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2026	250,000	299,658
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.00	9-1-2027	700,000	816,060
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.00	9-1-2029	325,000	373,185
South St. Paul MN Housing & RDA Airport Project (Industrial Development Revenue, AGM Insured)	4.70	9-1-2019	365,000	389,258
South St. Paul MN Housing & RDA Airport Project (Industrial Development Revenue, AGM Insured)	5.13	9-1-2029	500,000	531,350
Southern Minnesota Municipal Power Agency CAB Series 1994A (Utilities Revenue, National Insured) ¤	0.00	1-1-2020	5,000,000	4,524,850
Southern Minnesota Municipal Power Agency Series 2006A (Utilities Revenue, National Insured) ± ##	2.57	1-1-2015	1,030,000	1,029,712

3

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)
Southern Minnesota Municipal Power Agency Series 2009A (Utilities Revenue)	5.25%	1-1-2030	$2,000,000	$2,172,480
St. Cloud MN CentraCare Health System Series A (Health Revenue)	5.13	5-1-2030	2,015,000	2,256,760
St. Louis Park MN Nicollett Health Services Series 2009 (Health Revenue)	5.50	7-1-2029	1,000,000	1,129,780
St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue)	5.00	11-15-2024	2,000,000	2,253,180
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Series A (Education Revenue)	4.00	7-1-2023	250,000	243,850
St. Paul MN Housing & RDA Charter School Nova Classical Academy Series A (Miscellaneous Revenue)	6.63	9-1-2042	865,000	964,648
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	4.35	12-1-2014	310,000	311,169
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	5.00	12-1-2036	1,500,000	1,510,905
St. Paul MN Housing & RDA Gillette Children’s Specialty Healthcare (Health Revenue) ##	5.00	2-1-2015	200,000	202,446
St. Paul MN Housing & RDA Gillette Children’s Specialty Healthcare (Health Revenue)	5.00	2-1-2021	500,000	501,655
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.75	9-1-2026	650,000	661,525
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	6.00	9-1-2036	500,000	508,655
St. Paul MN Housing & RDA Hope Community Academy Project Series A (Miscellaneous Revenue)	6.25	12-1-2019	450,000	459,446
St. Paul MN Housing & RDA Maryland Park Apartment Project Series 2014 (Housing Revenue)	0.55	6-1-2016	1,000,000	1,000,030
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	8-1-2035	875,000	978,014
St. Paul MN Housing & RDA St. Paul Academy & Summit School Project (Education Revenue)	5.00	10-1-2024	2,000,000	2,122,320
St. Paul MN Housing & RDA St. Paul Conservatory for Performing Artists Series A (Education Revenue)	4.00	3-1-2028	150,000	143,670
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2 (Miscellaneous Revenue)	5.00	12-1-2024	2,000,000	2,430,820
Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood (GO)	5.13	12-1-2024	1,000,000	1,006,960
University of Minnesota Series A (Education Revenue)	5.00	4-1-2021	1,180,000	1,361,224
University of Minnesota Series A (Education Revenue)	5.13	4-1-2034	1,000,000	1,141,700
University of Minnesota State Supported Biomedical Science Series 2011B (Education Revenue)	5.00	8-1-2036	1,000,000	1,117,500
University of Minnesota State Supported Stadium Debt Series 2006 (Education Revenue)	5.00	8-1-2025	5,000,000	5,388,150
Virginia MN Housing & RDA Healthcare Facility (Miscellaneous Revenue)	5.25	10-1-2025	2,085,000	2,113,335
Washington County MN Capital Improvement Plan Series A (GO)	5.00	2-1-2021	2,495,000	2,786,840
Western Minnesota Municipal Power Agency (Utilities Revenue, National Insured)	9.75	1-1-2016	280,000	302,243
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2027	1,565,000	1,839,751
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2030	1,000,000	1,161,070
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2032	1,250,000	1,458,325
Willmar MN Rice Memorial Hospital Project Series 2012A (GO)	5.00	2-1-2026	1,000,000	1,145,350
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	3.00	7-1-2018	295,000	306,588
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	5.00	7-1-2034	500,000	532,960
Woodbury MN Charter School Series A (Education Revenue)	2.40	12-1-2015	180,000	179,689
Woodbury MN Charter School Series A (Education Revenue)	3.15	12-1-2018	190,000	191,252
Woodbury MN Charter School Series A (Education Revenue)	3.90	12-1-2022	220,000	223,535
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2027	215,000	230,155
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2032	220,000	231,580
				154,141,003

4

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Puerto Rico : 0.77%
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)		5.50%	7-1-2016	$805,000	$825,069
Puerto Rico Government Development Bank (Miscellaneous Revenue, National Insured) ±		4.75	12-1-2015	400,000	400,464
					1,225,533

Virgin Islands : 0.35%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2009B (Miscellaneous Revenue, AGM Insured)		5.00	10-1-2025	500,000	560,190

Total Municipal Obligations (Cost $149,604,902)					158,525,381

Total investments in securities (Cost $149,604,902)*	99.20%				158,525,381
Other assets and liabilities, net	0.80				1,276,981

Total net assets	100.00%				$159,802,362

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is issued on a when-issued basis.
*	Cost for federal income tax purposes is $149,602,584 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,001,091
Gross unrealized losses	(78,294)

Net unrealized gains	$8,922,797

5

Wells Fargo Advantage Minnesota Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$156,214,281	$2,311,100	$158,525,381

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2014	$1,910,000
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(8,400)
Purchases	409,500
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2014	$2,311,100

Change in unrealized gains (losses) relating to securities still held at September 30, 2014	$(8,400)

The investment type categorized above was valued using an indicative broker quote. The indicative broker quote is considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 93.57%
Alabama : 1.34%
Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$10,520,000	$10,819,504
Jefferson County AL Limited Obligation School District Series A (Tax Revenue, AGM Insured)	5.25	1-1-2018	775,000	776,651
Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25	1-1-2020	3,000,000	3,026,670
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2025	710,000	422,670
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	3,000,000	1,699,710
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2029	4,115,000	1,933,268
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	7,375,000	7,937,786
Jefferson County AL Warrants Series C (GO)	4.90	4-1-2021	4,255,000	4,579,529
Tuscaloosa County AL IDA Series A (Industrial Development Revenue) ø	0.26	9-1-2020	10,000,000	10,000,000
				41,195,788

Alaska : 0.49%
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.14	12-1-2041	15,185,000	15,185,000

Arizona : 0.76%
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	2,000,000	2,220,980
Pima County AZ IDA Acclaim Charter School Project (Education Revenue)	5.60	12-1-2016	375,000	383,228
Pima County AZ IDA Global Water Resources LLC Project (Water & Sewer Revenue)	5.45	12-1-2017	100,000	101,745
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	7,510,000	7,518,336
Pima County AZ IDA Noah Webster Schools-PIMA Project (Education Revenue)	7.00	12-15-2043	3,225,000	3,426,788
Pima County AZ IDA Series A (Education Revenue)	8.13	7-1-2041	6,495,000	6,502,339
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12-1-2020	1,000,000	1,100,400
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12-1-2021	1,000,000	1,101,270
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.50	12-1-2022	1,000,000	1,093,290
				23,448,376

California : 9.33%
Alameda County CA Certificate of Participation CAB (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2019	1,400,000	1,140,580
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,082,084
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2032	3,795,000	1,783,081
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2034	5,000,000	2,125,200
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2035	6,700,000	2,703,383
Alhambra CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2031	7,500,000	3,725,175
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2037	1,305,000	453,749
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2038	1,900,000	626,373
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2039	2,005,000	624,818
Bay Area CA Toll Authority Toll Bridge Revenue Series A (Transportation Revenue) ±	1.29	4-1-2036	28,000,000	28,244,160
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, AGM Insured) ¤	0.00	1-15-2022	12,255,000	9,923,609

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, AGM Insured) ¤	0.00%	1-15-2023	$11,695,000	$9,037,311
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, AGM Insured) ¤	0.00	1-15-2024	2,000,000	1,490,080
California HFFA Unrefunded Bond Providence Health Services Series C (Health Revenue) (h)	6.50	10-1-2016	10,050,000	12,322,205
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	2,230,000	2,529,980
California PFOTER (GO, National Insured, Dexia Credit Local SPA) ø	0.29	2-1-2025	3,985,000	3,985,000
California Pollution Control Financing Waste Management Incorporated Project Series A-2 (Resource Recovery Revenue)	5.40	4-1-2025	1,240,000	1,274,918
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	4,000,000	4,818,080
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2031	3,260,000	3,710,662
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	870,000	903,312
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	4,900,000	5,870,004
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2024	750,000	562,793
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2027	1,000,000	636,290
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2028	1,040,000	628,784
Clovis CA Unified School District CAB Election of 2001 Series B (GO, National Insured) ¤	0.00	8-1-2025	535,000	384,023
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2031	1,000,000	496,690
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2032	1,000,000	473,150
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2033	1,000,000	452,040
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2032	2,515,000	1,038,670
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2033	2,000,000	776,000
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2036	510,000	167,367
Corona-Norca CA Unified School District Election of 2006 CAB Series C Step Bond (GO, AGM Insured) ¤	0.00	8-1-2039	2,920,000	3,141,686
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2028	1,165,000	679,789
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2029	1,500,000	831,810
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,042,740
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2031	2,000,000	971,320
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2032	1,660,000	768,016
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2033	1,230,000	538,851
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2034	1,615,000	670,435
Escondido CA Unified School District CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2027	1,000,000	636,290
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	6,470,000	3,692,106
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	3,330,000	1,561,870
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue CAB Series A (Tobacco Revenue, AGM Insured) ¤	0.00	6-1-2026	18,200,000	12,566,918
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Miscellaneous Revenue)	5.00	6-1-2030	970,000	1,084,101
Golden West CA Schools Financing Authority PFOTER 3016 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.19	8-1-2026	6,920,000	6,920,000
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-2025	2,060,000	1,478,668
Hawthorne CA School District CAB Series C (GO, National Insured) ¤	0.00	11-1-2025	1,265,000	784,186
Long Beach CA Bond Financing Authority Series A (Utilities Revenue)	5.50	11-15-2032	4,990,000	6,049,627
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	6.13	11-1-2029	25,425,000	32,197,712

2

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	6.13%	11-1-2029	$1,000,000	$1,266,380
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	7.00	11-1-2034	3,755,000	5,216,221
Merced CA City School District CAB (GO, National Insured) ¤	0.00	8-1-2024	1,375,000	995,473
Modesto CA High School District CAB Series A (GO, National Insured) ¤	0.00	8-1-2024	2,215,000	1,673,433
Montebello CA Unified School District CAB Election of 1998 (GO, National Insured) ¤	0.00	8-1-2024	1,130,000	818,097
Montebello CA Unified School District CAB Election of 1998 (GO, National Insured) ¤	0.00	8-1-2025	2,335,000	1,609,516
Montebello CA Unified School District CAB Election of 1998 (GO, National Insured) ¤	0.00	8-1-2027	2,775,000	1,664,195
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,212,100
Newark CA Unified School District CAB Election of 1997 Series D (GO, AGM Insured) ¤	0.00	8-1-2026	1,770,000	1,142,783
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.88	7-1-2027	29,660,000	27,571,343
Ontario Montclair CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2028	1,500,000	892,755
Ontario Montclair CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2030	2,000,000	1,073,160
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2025	2,000,000	1,435,600
Palomar Pomerado CA Health ROC (GO, National Insured, Citibank NA LIQ) 144Aø	0.29	2-1-2016	6,000,000	6,000,000
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2027	2,095,000	1,298,879
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2028	4,450,000	2,601,693
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2029	4,520,000	2,510,453
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2030	6,725,000	3,421,949
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2031	2,185,000	1,055,639
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2032	2,000,000	916,540
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2033	4,295,000	1,873,135
Porterville CA Unified School Facilities Improvement District CAB Election of 2002 Series A (GO, National Insured) ¤	0.00	8-1-2025	1,445,000	940,435
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	25,000	28,862
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	5,420,000	6,449,258
San Bernardino CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	8-1-2031	1,100,000	1,238,677
San Bernardino CA Unified School District Series A (GO, AGM Insured)	5.00	8-1-2026	1,100,000	1,276,022
San Bernardino CA Unified School District Series A (GO, AGM Insured)	5.00	8-1-2028	1,250,000	1,435,413
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	1,040,000	1,197,196
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	2,000,000	2,353,040
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2031	2,000,000	1,031,780
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2032	1,500,000	738,705
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2033	1,000,000	472,340
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2034	2,000,000	873,180
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2035	1,500,000	612,855
San Mateo County CA Community College District Capital Appreciation Election 2001 Series B (GO, National Insured, Deutsche Bank LIQ) 144Aø	0.15	6-1-2031	11,396,000	11,396,000
Santa Ana CA Financing Authority Prerefunded Police Administration and Holding Facility Series A (Miscellaneous Revenue, National Insured)	6.25	7-1-2015	150,000	156,729
Santa Ana CA Financing Authority Unrefunded Police Administration and Holding Facility Series A (Miscellaneous Revenue, National Insured)	6.25	7-1-2015	150,000	156,354
Santa Ana CA Unified School District CAB Election of 1999 Series B (GO, National Insured) ¤	0.00	8-1-2026	2,515,000	1,648,507

3

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Sylvan CA Unified School District CAB (GO, AGM Insured) ¤	0.00%	8-1-2037	$1,085,000	$401,591
Tahoe-Truckee CA Unified School District CAB (GO, National Insured) ¤	0.00	8-1-2024	2,965,000	2,171,685
Upland CA Unified School District CAB Election of 2008 Series C (GO) ¤	0.00	8-1-2032	3,000,000	1,380,330
West Contra Costa CA Unified School District CAB Series C (GO, AGM Insured) ¤	0.00	8-1-2029	3,000,000	1,691,430
West Contra Costa CA Unified School District Election of 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2029	1,690,000	972,460
Wiseburn CA School District CAB Election of 2010 Series B (GO, AGM Insured) ¤	0.00	8-1-2034	2,000,000	850,080
				286,327,969

Colorado : 3.67%
Colorado E-470 Public Highway Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2027	9,500,000	5,893,420
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2020	9,385,000	8,169,549
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2022	4,600,000	3,708,152
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	2,200,000	2,492,380
Colorado ECFA Charter School Banning Lewis (Education Revenue) 144A	6.13	12-15-2035	4,125,000	4,166,415
Colorado ECFA Charter School Community Leadership (Education Revenue)	5.75	7-1-2019	875,000	921,883
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	230,000	240,865
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	7.25	10-1-2039	500,000	544,700
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	1,330,000	1,516,985
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	7.50	9-1-2033	5,015,000	5,086,012
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.00	9-1-2043	5,930,000	6,057,969
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	3,795,000	3,882,589
Colorado ECFA Twin Peaks Charter Academy (Miscellaneous Revenue)	6.50	3-15-2043	1,290,000	1,447,380
Colorado ECFA Union Colony Charter School Project (Education Revenue) 144A	5.75	12-1-2037	4,035,000	3,933,843
Colorado Health Facilities Authority Catholic Health Initiatives Series B (Health Revenue, U.S. Bank NA LIQ) ø	0.08	3-1-2032	16,000,000	16,000,000
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25	10-1-2033	4,000,000	4,656,680
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes Senior Bonds Series 2014 (Transportation Revenue)	5.75	1-1-2044	2,160,000	2,237,976
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.25	12-15-2020	440,000	473,867
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.75	12-15-2025	455,000	489,098
Colorado PFA Charter School Highline Academy Project (Education Revenue)	7.38	12-15-2040	4,010,000	4,399,371
Denver CO City & County Airport Series G2 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.20	11-15-2025	20,000,000	20,000,000
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.20	11-15-2025	1,600,000	1,600,000
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Airport Revenue)	5.15	5-1-2017	915,000	944,939
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.05	5-1-2015	110,000	111,275
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.25	5-1-2020	965,000	996,797
Public Authority for Colorado Energy Natural Gas Purchase Revenue Bonds (Utilities Revenue)	6.50	11-15-2038	4,500,000	6,195,825

4

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Regional Transportation District of Colorado Certificate of Participation Series A (Miscellaneous Revenue)	5.00%	6-1-2023	$5,500,000	$6,533,835
				112,701,805

Connecticut : 0.45%
Connecticut HEFA Eastern Connecticut Health Network Series A (Health Revenue, Radian Insured)	6.38	7-1-2016	480,000	481,522
Connecticut HFA Special Needs Housing Series 2 (Health Revenue, Ambac Insured)	5.25	6-15-2022	1,675,000	1,681,399
Connecticut Series A (Miscellaneous Revenue) ±	1.14	4-15-2019	4,050,000	4,140,275
Connecticut Series A (GO) ±	1.29	4-15-2020	5,900,000	6,053,105
Hamden CT BAN (GO)	5.00	8-15-2026	1,235,000	1,369,813
				13,726,114

Delaware : 0.08%
Kent County DE Charter School Incorporated Project (Education Revenue)	7.38	5-1-2037	2,110,000	2,413,587

District of Columbia : 1.26%
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	5,170,000	5,761,758
District of Columbia Children’s Research Center (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.19	4-1-2038	5,835,000	5,835,000
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.19	11-1-2042	24,700,000	24,700,000
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10-1-2035	2,000,000	2,331,000
				38,627,758

Florida : 4.12%
Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	5-1-2020	1,515,000	1,493,214
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	1,000,000	1,118,960
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	2,000,000	2,240,500
Collier County FL School Board Refunding Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.25	2-15-2021	1,000,000	1,182,120
Crossings At Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.25	5-1-2018	1,260,000	1,260,416
Crossings At Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.63	5-1-2019	1,295,000	1,291,931
Crossings at Fleming Island Florida Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	4.00	5-1-2024	1,025,000	1,024,969
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2031	1,155,000	1,316,180
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2032	1,465,000	1,664,943
Florida Department of Environmental Protection Everglades Restoration Class B (Tax Revenue, AGM Insured) ø	0.07	7-1-2027	19,375,000	19,375,000
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	5.50	6-15-2022	1,240,000	1,265,643
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	13,290,000	14,095,773
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12-15-2047	820,000	1,002,483
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12-15-2042	2,780,000	3,034,509
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured)	4.75	12-1-2015	75,000	75,206
Heritage Harbor FL Community Development District (Miscellaneous Revenue)	7.75	5-1-2023	470,000	469,915

5

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00%	11-1-2038	$2,500,000	$2,502,750
Indigo FL Community Development District Series C (Miscellaneous Revenue) (i)(s)	1.40	5-1-2030	2,561,001	1,278,759
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2025	530,000	580,461
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2028	1,195,000	1,288,855
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	5-1-2031	1,266,000	1,266,734
Marshall Creek FL Community Development District (Miscellaneous Revenue)	6.63	5-1-2032	2,465,000	2,180,071
Marshall Creek FL Community Development District Series A (Miscellaneous Revenue)	7.65	5-1-2032	1,640,000	1,641,427
Miami Beach FL Health Facilities Authority (Health Revenue)	6.75	11-15-2029	4,125,000	4,158,990
Miami FL HFA Jewish Home & Hospital Project (Health Revenue, SunTrust Bank LOC) ø	0.19	8-1-2026	12,060,000	12,060,000
Miami-Dade County FL Educational Facilities University of Miami Series A (Education Revenue)	5.75	4-1-2028	1,200,000	1,273,056
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	500,000	595,815
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.37	8-1-2029	20,245,000	20,245,000
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11-1-2028	2,000,000	2,309,300
Saint Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50	11-15-2039	5,500,000	6,522,780
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	6.20	11-15-2026	2,060,000	2,210,215
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	7.38	11-15-2041	3,525,000	4,024,563
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	8-15-2023	2,810,000	3,115,700
St. Johns County FL IDA Refunding Glenmoor Project Series A (Health Revenue) ±	1.34	1-1-2049	750,000	294,758
St. Johns County FL IDA Refunding Subordinated Glenmoor Project Series B (Health Revenue)	2.50	1-1-2049	277,527	3
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2020	2,020,000	2,187,640
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2021	2,140,000	2,336,752
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2022	2,265,000	2,474,060
				126,459,451

Georgia : 0.82%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A (Education Revenue)	6.38	7-1-2025	2,370,000	2,371,849
Forsyth County GA Hospital Authority Georgia Baptist Health Care System Project (Health Revenue)	6.38	10-1-2028	465,000	604,361
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2016	2,175,000	2,182,526
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2017	2,220,000	2,227,037
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2018	2,500,000	2,507,300
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, Ambac Insured)	7.25	1-1-2024	400,000	549,296
Georgia Municipal Electric Authority Prerefunded Balance Class A (Utilities Revenue, National Insured, Societe Generale LIQ) 144Aø	0.07	1-1-2018	2,545,000	2,545,000
Georgia Private Colleges & Universities Authority Series A (Education Revenue)	5.25	10-1-2027	2,000,000	2,215,700
Georgia Road & Tollway Authority Toll Revenue CAB I-75 South Expressway Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2034	3,750,000	1,040,475
Georgia Road & Tollway Authority Toll Revenue CAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A¤	0.00	6-1-2049	5,600,000	2,826,320

6

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Georgia (continued)
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50%	9-15-2027	$5,060,000	$6,083,537
				25,153,401

Guam : 0.55%
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	11,300,000	12,823,127
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	3,195,000	3,521,912
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	450,000	506,552
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	9-1-2031	60,000	67,853
				16,919,444

Hawaii : 0.10%
Hawaii Series DZ (GO)	5.00	12-1-2031	2,700,000	3,142,989

Idaho : 0.61%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	6,300,000	7,408,548
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12-1-2033	3,000,000	3,509,910
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	5.75	12-1-2032	500,000	525,545
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	1,405,000	1,476,304
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	730,000	731,613
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	1,365,000	1,365,805
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	500,000	521,635
Idaho Housing & Finance Association Nonprofit Facilities Revenue CAB North Star Charter School Series A (Education Revenue)	6.75	7-1-2048	1,322,876	1,158,046
Idaho Housing & Finance Association Nonprofit Facilities Revenue CAB North Star Charter School Series B (Education Revenue) 144A¤	0.00	7-1-2049	1,276,564	64,441
Idaho Housing & Finance Association Series A (Education Revenue)	6.13	7-1-2038	1,500,000	1,572,630
Idaho Housing & Finance Association Series H2 (Housing Revenue, FHA/VA Insured)	6.15	1-1-2028	15,000	15,035
Idaho Housing & Finance Association SFHR Series D (Housing Revenue)	6.30	7-1-2025	295,000	295,679
				18,645,191

Illinois : 18.80%
Chicago IL 2nd Lien (Water & Sewer Revenue)	5.00	11-1-2029	4,500,000	5,011,920
Chicago IL Board of Education CAB City Colleges (GO, National Insured) ¤	0.00	1-1-2025	9,935,000	6,352,340
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2023	7,955,000	5,360,079
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2029	5,800,000	2,693,810
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2020	1,000,000	805,010
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2031	2,705,000	1,122,305
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2030	29,000,000	12,764,640
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2026	4,000,000	2,234,040
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2027	40,750,000	21,383,970
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2028	22,390,000	11,014,089

7

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL Board of Education CAB School Reform Series B-1 (GO, AGM/FGIC Insured) ¤	0.00%	12-1-2029	$14,205,000	$7,178,639
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2029	6,250,000	2,902,813
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2031	11,750,000	4,875,075
Chicago IL Board of Education Series 2012 (GO, Dexia Credit Local LIQ) 144A±	0.69	12-1-2034	15,000,000	15,000,000
Chicago IL Board of Education CAB Series A (GO, National Insured) ¤	0.00	12-1-2027	4,000,000	2,099,040
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2023	1,000,000	1,049,790
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2025	1,430,000	1,543,685
Chicago IL CAB City Colleges (GO, National Insured) ¤	0.00	1-1-2029	25,755,000	12,686,913
Chicago IL CAB City Colleges (GO, National Insured) ¤	0.00	1-1-2030	5,745,000	2,672,919
Chicago IL CAB City Colleges (GO, National Insured) ¤	0.00	1-1-2034	11,600,000	4,293,160
Chicago IL CAB Project & Refunding Series A (GO, National Insured)	5.56	1-1-2021	3,520,000	3,718,880
Chicago IL CAB Project & Refunding Series C (GO, AGM Insured) ¤	0.00	1-1-2026	7,360,000	4,697,741
Chicago IL CAB Series A (GO, National Insured) ¤	0.00	1-1-2027	3,955,000	2,233,033
Chicago IL CAB Series A (GO, National Insured) ¤	0.00	1-1-2028	5,515,000	2,929,899
Chicago IL CAB Series A (GO, National Insured) ¤	0.00	1-1-2029	4,080,000	2,009,808
Chicago IL CAB Series C (GO) ¤	0.00	1-1-2031	4,945,000	1,989,917
Chicago IL O’Hare International Airport (Airport Revenue, AGM Insured)	5.50	1-1-2043	4,530,000	5,006,692
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2038	7,500,000	8,281,125
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2043	4,500,000	4,988,520
Chicago IL O’Hare International Airport Series B (Airport Revenue, National Insured)	6.00	1-1-2027	1,200,000	1,205,448
Chicago IL Park District Limited Tax Series A (GO)	5.75	1-1-2038	6,715,000	7,750,722
Chicago IL Series A (GO, National Insured)	5.00	1-1-2029	4,000,000	4,130,440
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2028	9,550,000	10,067,228
Chicago IL Series C (GO)	5.00	1-1-2034	24,015,000	24,297,176
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	4,000,000	4,419,320
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds (Tax Revenue)	5.00	12-1-2044	18,775,000	20,709,764
Chicago IL Wastewater Refunding Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,500,000	2,653,775
Chicago IL Wastewater Transmission Project (Water & Sewer Revenue)	5.00	1-1-2027	4,000,000	4,476,280
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	5,000,000	5,565,050
Chicago IL Water Revenue Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	15,500,000	16,437,595
Cook County IL Community College District #508 (GO)	5.25	12-1-2043	4,000,000	4,415,960
Cook County IL Community College District #508 (GO)	5.50	12-1-2038	6,000,000	6,818,040
Cook County IL Series C (GO, AGM Insured)	5.00	11-15-2024	4,240,000	4,853,910
Cook County IL Series C (GO)	5.00	11-15-2025	2,140,000	2,431,447
Cook County IL Series C (GO)	5.00	11-15-2027	325,000	365,255
Cook County IL Series C (GO)	5.00	11-15-2028	3,455,000	3,860,030
Cook County IL Series G (GO)	5.00	11-15-2028	27,000,000	29,525,580
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 CAB Series B (GO) ¤	0.00	2-1-2019	725,000	676,092
DuPage County IL Community Unit School District #46 School Building CAB (GO, Ambac Insured) ¤	0.00	1-1-2023	23,350,000	18,471,718
Illinois (GO, Ambac Insured)	5.00	4-1-2020	5,905,000	6,029,655
Illinois (GO)	5.00	1-1-2022	2,260,000	2,355,734
Illinois (GO)	5.00	7-1-2022	6,700,000	7,439,546
Illinois (GO)	5.00	1-1-2023	1,145,000	1,190,880
Illinois (GO, Ambac Insured)	5.00	4-1-2024	1,830,000	1,862,684
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	4,000,000	4,333,520
Illinois (GO, AGM Insured)	5.00	4-1-2026	3,000,000	3,325,980
Illinois (GO, Ambac Insured)	5.00	4-1-2027	7,585,000	7,707,119
Illinois (GO, Ambac Insured)	5.00	4-1-2028	6,705,000	6,805,776
Illinois (GO)	5.00	4-1-2028	3,685,000	3,837,006
Illinois (GO)	5.50	7-1-2025	6,000,000	6,774,600
Illinois (GO)	5.50	1-1-2030	2,900,000	3,346,107
Illinois Development Finance Authority Balance Community Rehabilitation Series A (Health Revenue) (s)	7.88	7-1-2020	84,516	44,458
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11-1-2038	5,415,000	6,290,118

8

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00%	9-1-2018	$1,325,000	$1,475,494
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2020	1,465,000	1,645,298
Illinois Finance Authority Charter Schools Series A (Education Revenue)	6.25	9-1-2039	7,955,000	8,862,984
Illinois Finance Authority Charter Schools Series A (Education Revenue)	6.88	10-1-2031	1,930,000	2,228,725
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	3,300,000	3,842,322
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	675,000	682,763
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	8-15-2039	5,000,000	5,853,400
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10-1-2020	4,710,000	5,036,921
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	4-1-2031	8,000,000	9,224,080
Illinois Finance Authority University of Chicago Series B (Education Revenue)	6.25	7-1-2038	3,115,000	3,740,056
Illinois Public Improvement Series of June 2013 (Miscellaneous Revenue)	5.50	7-1-2038	4,000,000	4,289,440
Illinois Series 1 (GO, National Insured)	6.00	11-1-2026	3,200,000	3,760,256
Illinois Series A (GO)	5.00	4-1-2021	6,675,000	7,441,891
Illinois Series A (GO, AGM Insured)	5.00	4-1-2024	3,000,000	3,343,080
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2021	7,595,000	6,208,685
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2025	3,725,000	4,180,791
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2026	4,420,000	4,926,178
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2027	8,105,000	8,980,259
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2028	4,030,000	4,436,546
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,500,000	3,896,585
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.25	1-1-2016	12,300,000	12,300,000
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,500,000	1,677,705
Kane & DeKalb Counies IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-2025	1,265,000	1,346,757
Kane & DeKalb Counties IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-2026	3,610,000	3,832,304
Kendall Kane & Will Counties IL CAB School District #308 (GO, AGM Insured) ¤	0.00	2-1-2025	1,760,000	1,219,222
Kendall Kane & Will Counties IL CAB School District #308 (GO, AGM Insured) ¤	0.00	2-1-2026	5,050,000	3,286,338
Kendall Kane & Will Counties IL CAB School District #308 (GO, AGM Insured) ¤	0.00	2-1-2027	12,050,000	7,336,161
Lake County IL Community Consolidated School District #38 CAB (GO, Ambac Insured) ¤	0.00	2-1-2024	5,385,000	3,972,838
Lake County IL School District #24 Millburn CAB (GO, National Insured) ¤	0.00	1-1-2024	2,000,000	1,423,360
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2018	3,800,000	3,571,354
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	675,000	614,770
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,099,800
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2021	1,040,000	882,679
Lake County IL Township High School District #126 Zion-Benton CAB (GO, National Insured) ¤	0.00	2-1-2020	910,000	784,948
McHenry & Kane Counties IL Community Consolidated School District #158 (GO)	5.63	1-15-2032	2,500,000	2,930,375
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, AGM/FGIC Insured) ¤	0.00	1-1-2023	1,905,000	1,470,698

9

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, National Insured) ¤	0.00%	1-1-2021	$6,250,000	$5,204,250
McHenry & Kane Counties IL Community Consolidated School District #158 Huntley CAB (GO, National Insured) ¤	0.00	1-1-2019	765,000	724,899
Regional Transportation Authority Illinois (Tax Revenue, AGM Insured)	5.75	6-1-2023	400,000	496,904
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	2,345,000	2,180,756
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	2,525,000	2,170,793
Springfield IL Senior Lien Notes (Utilities Revenue, National Insured)	5.00	3-1-2024	1,425,000	1,525,562
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2023	500,000	735,145
Town of Cicero IL Series A (GO, Syncora Guarantee Incorporated Insured)	5.25	1-1-2016	2,000,000	2,025,600
University of Illinois Auxiliary Facilities Systems CAB Series A (Education Revenue, National Insured) ¤	0.00	4-1-2026	2,355,000	1,546,905
University of Illinois Auxiliary Facilities Systems CAB Series A (Education Revenue, National Insured) ¤	0.00	4-1-2027	2,435,000	1,507,898
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	16,111,620
University of Illinois Utility Infrastructure Projects Series 2004 (Education Revenue, Bank of New York Mellon SPA) ø	0.06	8-15-2021	6,515,000	6,515,000
Will County IL Community Unified School District #201 U Crete-Monee CAB (GO, National Insured) ¤	0.00	11-1-2023	1,500,000	1,142,880
				577,067,140

Indiana : 1.63%
Indiana Finance Authority Environmental Duke Energy Series B (Industrial Development Revenue)	6.00	8-1-2039	2,000,000	2,292,380
Indiana Finance Authority I-69 Section 5 Project (Miscellaneous Revenue)	5.25	9-1-2034	5,000,000	5,471,000
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	9,970,000	10,604,890
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2040	2,470,000	2,614,248
Indiana Finance Authority Revenue Private Activity-I-69 Section (Miscellaneous Revenue)	5.25	9-1-2040	5,000,000	5,428,500
Indiana HEFA Clarian Health Series B (Health Revenue)	5.00	2-15-2022	3,050,000	3,224,369
Indianapolis IN Local Public Improvement Bond Bank Airport Authority Project Series F (Miscellaneous Revenue, Ambac Insured)	5.00	1-1-2023	2,750,000	2,925,588
Indianapolis IN Local Public Improvement Bond Bank ROCS RR II R-11779 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.24	1-1-2017	15,000,000	15,000,000
Valparaiso IN Pratt Paper LLC Project (Industrial Development Revenue)	5.88	1-1-2024	2,235,000	2,464,244
				50,025,219

Kansas : 0.30%
Kansas Independent College Finance Authority RAN Ottawa University Series C (Education Revenue)	4.60	5-1-2015	2,300,000	2,311,086
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A2 (Housing Revenue, GNMA Insured)	6.70	6-1-2029	115,000	116,408
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A5 (Housing Revenue, GNMA/FNMA Insured)	5.70	12-1-2036	375,000	388,905
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series A (Tax Revenue) ¤	0.00	6-1-2021	9,340,000	6,539,588
				9,355,987

Kentucky : 0.79%
Kentucky EDFA Balance Norton CAB Series B (Health Revenue, National Insured) ¤	0.00	10-1-2028	4,845,000	2,707,192
Kentucky EDFA Norton Healthcare Incorporated CAB Series B (Health Revenue, National Insured) ¤	0.00	10-1-2024	9,260,000	6,530,059
Kentucky EDFA Series 2980 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.36	8-15-2024	10,500,000	10,500,000

10

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00%	7-1-2030	$2,000,000	$840,060
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2031	2,780,000	1,074,748
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2032	2,500,000	900,575
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C (Transportation Revenue) ¤	0.00	7-1-2034	1,505,000	1,031,888
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series C (Transportation Revenue) ¤	0.00	7-1-2033	1,000,000	687,650
				24,272,172

Louisiana : 1.34%
Louisiana Local Government Environmental Facilities (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2018	5,260,000	5,414,539
Louisiana Public Facilities Authority Dock & Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	10,500,000	11,609,955
Louisiana Tobacco Settlement Financing Corporation Revenue Bonds Series A (Tobacco Revenue)	5.00	5-15-2025	12,500,000	13,012,750
New Orleans LA (GO, FGIC Insured)	5.50	12-1-2021	2,050,000	2,331,937
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	6,500,000	7,528,235
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.75	6-1-2018	770,000	907,491
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	6.00	6-1-2019	320,000	391,059
				41,195,966

Maine : 0.25%
Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, AGM Insured)	5.88	12-1-2039	6,995,000	7,739,478

Maryland : 0.01%
Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A (Miscellaneous Revenue)	8.00	8-15-2020	296,000	382,399
Maryland CDA Department of Housing & Community Development Series B (Housing Revenue)	5.50	9-1-2031	81,000	81,002
				463,401

Massachusetts : 1.23%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2031	2,150,000	2,526,229
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	3,900,000	4,568,889
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	1-1-2020	2,535,000	2,752,047
Massachusetts Educational Finance Authority Series E (Education Revenue, Ambac Insured)	5.30	1-1-2016	40,000	40,154
Massachusetts Educational Finance Authority Series I (Education Revenue)	6.00	1-1-2028	2,535,000	2,702,792
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2020	6,000,000	6,805,860
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2021	3,000,000	3,402,510
Massachusetts PFOTER Series 4406 (Tax Revenue, Dexia Credit Local LIQ) 144Aø	0.19	7-1-2030	15,000	15,000
Massachusetts Series B (Miscellaneous Revenue, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.14	11-1-2026	14,840,000	14,840,000
				37,653,481

Michigan : 5.41%
Detroit MI City School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2019	5,900,000	6,034,166

11

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Detroit MI Distribution of State Aid (GO)	5.00%	11-1-2030	$2,855,000	$3,022,018
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2018	3,050,000	2,417,491
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2019	3,050,000	2,267,096
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	2,070,000	1,441,527
Detroit MI Financial Recovery Bonds (GO) ±	3.50	10-7-2016	14,000,000	13,983,060
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	9,675,000	10,914,755
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2026	1,075,000	1,225,038
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2028	1,450,000	1,631,801
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2029	1,350,000	1,507,505
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2030	1,775,000	1,975,114
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2031	1,425,000	1,576,734
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	6.50	10-1-2020	180,000	195,795
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	8.00	10-1-2040	1,175,000	1,378,087
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	7.50	12-1-2020	405,000	435,031
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.00	12-1-2030	1,135,000	1,225,017
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.25	12-1-2039	2,220,000	2,415,737
Michigan Finance Authority Public School Academy Old Redford Series A (Education Revenue)	5.90	12-1-2030	2,000,000	1,976,440
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	5.25	11-1-2015	70,000	71,120
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	6.25	11-1-2020	440,000	471,834
Michigan Finance Authority Revenue Local Government Loan Program (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	3,250,000	3,491,118
Michigan Finance Authority Revenue Local Government Loan Program Public Lighting Authority (Utilities Revenue)	5.00	7-1-2044	10,110,000	10,521,073
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	2,000,000	2,268,100
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2026	1,945,000	2,186,783
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	2,260,000	2,526,092
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2028	3,480,000	3,850,376
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2032	5,750,000	6,239,268
Michigan Finance Authority Revenue Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	1,000,000	1,117,740
Michigan Finance Authority Revenue Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2031	6,500,000	7,031,180
Michigan Municipal Bond Authority Revenue Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	175,000	169,990
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	150,000	149,688
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2017	550,000	583,699
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	4.25	12-1-2016	2,770,000	2,878,695
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2015	1,480,000	1,529,417
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2017	2,475,000	2,623,624
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2023	1,185,000	1,215,739
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.63	5-1-2016	1,000,000	1,018,970
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.75	5-1-2017	450,000	461,309
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.00	5-1-2019	100,000	101,728
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	4,610,000	4,646,603

12

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Municipal Bond Authority Revenue Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00%	5-1-2017	$365,000	$344,334
Michigan Municipal Bond Authority Revenue Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2019	75,000	66,301
Michigan Municipal Bond Authority Revenue Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2020	205,000	174,547
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.54	5-1-2029	19,900,000	19,900,000
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue)	8.75	9-1-2039	3,500,000	2,275,175
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	3,745,000	2,434,437
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.50	9-1-2029	1,500,000	975,075
Michigan Public Educational Facilities Authority Limited Obligation Crescent (Education Revenue, Qualified School Board Loan Fund Insured)	7.00	10-1-2036	1,195,000	1,205,743
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10-1-2023	800,000	748,776
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.38	12-1-2030	2,085,000	2,269,773
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.63	12-1-2039	4,170,000	4,596,091
Michigan State Hospital Finance Authority Trinity Health Series A (Health Revenue)	5.00	12-1-2014	500,000	504,085
Michigan Strategic Fund Limited Detroit Education (Utilities Revenue)	5.63	7-1-2020	1,200,000	1,428,072
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	4,505,000	4,535,724
Star International Academy Michigan (Miscellaneous Revenue)	2.90	3-1-2015	100,000	100,101
Star International Academy Michigan (Miscellaneous Revenue)	3.15	3-1-2016	200,000	200,548
Star International Academy Michigan (Miscellaneous Revenue)	3.40	3-1-2017	100,000	100,576
Star International Academy Michigan (Miscellaneous Revenue)	5.00	3-1-2022	2,465,000	2,594,708
Wayne Charter County MI Building Imports Series A (GO)	6.75	11-1-2039	9,240,000	9,651,365
Wayne County MI Airport Authority Junior Lien (Airport Revenue, National Insured)	5.00	12-1-2016	1,115,000	1,215,751
				166,097,740

Minnesota : 0.11%
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	750,000	786,660
Laurentian Energy Authority I LLC Minnesota Series A (Utilities Revenue)	5.00	12-1-2014	2,165,000	2,162,359
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.06	8-15-2037	400,000	400,000
				3,349,019

Mississippi : 0.81%
Gulfport-Biloxi MS Regional Airport Authority Passenger Facilities Series A (Airport Revenue, ACA Insured)	5.00	10-1-2022	450,000	450,059
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	8,155,000	9,266,119
Perry County MS PCR Leaf River Forest Product Project (Industrial Development Revenue) 144Aø	0.24	2-1-2022	15,000,000	15,000,000
				24,716,178

Missouri : 0.63%
Independence MO Thirty-Ninth Street Transportation District Improvement Development Road Improvement Project (Tax Revenue)	6.88	9-1-2032	4,600,000	4,861,418
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	2,195,000	2,328,061
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2015	750,000	777,143

13

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Missouri (continued)
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00%	6-1-2016	$1,500,000	$1,622,445
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, Ambac Insured) ¤	0.00	7-15-2019	2,475,000	2,171,392
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25	7-1-2029	2,000,000	2,282,960
St. Louis MO PFOTER Series 3584 (Airport Revenue, National Insured, Dexia Credit Local LIQ) ø	0.29	7-1-2030	5,200,000	5,200,000
				19,243,419

Nebraska : 0.04%
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,020,000	1,133,200

Nevada : 0.13%
Henderson NV Health Care Facility Catholic Healthcare West Project Series A (Health Revenue)	5.63	7-1-2024	2,650,000	2,656,466
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2022	550,000	592,389
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2023	435,000	468,895
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2024	310,000	335,312
				4,053,062

New Hampshire : 0.06%
Manchester NH Housing & RDA CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	1-1-2021	2,375,000	1,635,093
Manchester NH Housing & RDA CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	1-1-2025	250,000	125,823
				1,760,916

New Jersey : 5.03%
Bayonne NJ School Refunding Bonds (GO, AGM Insured)	5.00	7-15-2023	2,505,000	2,911,086
New Jersey EDA (Miscellaneous Revenue, Dexia Credit Local LOC, Ambac Insured) 144Aø	0.31	12-15-2020	10,495,000	10,495,000
New Jersey EDA Natural Gas Company Project Series C (Utilities Revenue, National Insured) ±	4.90	10-1-2040	5,680,000	5,929,238
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.59	9-1-2027	12,500,000	12,498,250
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.64	3-1-2028	49,085,000	49,078,582
New Jersey EDA School Facilities Series C (Miscellaneous Revenue) ±	1.84	2-1-2018	3,000,000	3,085,860
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.69	6-1-2029	5,000,000	5,000,000
New Jersey TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	12,193,601
New Jersey TTFA PFOTER Series 109 (Transportation Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local SPA) 144Aø	0.28	12-15-2030	8,000,000	8,000,000
New Jersey TTFA Series A (Transportation Revenue, National Insured)	5.75	6-15-2023	2,000,000	2,414,960
New Jersey TTFA Series A (Transportation Revenue, National Insured)	5.75	6-15-2025	10,000,000	12,324,900
Rutgers NJ State University Series L (Education Revenue)	5.00	5-1-2033	3,560,000	4,086,631
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2023	1,500,000	1,694,775
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2024	4,500,000	5,033,790
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2025	3,400,000	3,774,476
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2026	3,920,000	4,313,921
Washington Township NJ Board of Education Mercer County PFOTER (GO, AGM Insured, Dexia Bank SPA) ø	0.24	1-1-2028	11,425,000	11,425,000
				154,260,070

14

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Mexico : 0.36%
New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.35%	3-1-2030	$885,000	$948,375
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.86	11-1-2039	10,000,000	10,067,600
				11,015,975

New York : 9.58%
Deutsche Bank Spears Lifers Trust Series DB 1220 (Housing Revenue, Deutsche Bank LIQ) 144Aø	0.52	10-1-2053	8,760,000	8,760,000
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75	12-1-2014	525,000	526,465
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	3,500,000	3,942,015
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	8.25	2-1-2041	10,005,000	11,615,705
Metropolitan Transportation Authority New York Series 2008-C (Transportation Revenue)	6.50	11-15-2028	8,000,000	9,720,720
Metropolitan Transportation Authority New York Services Contract Series 7 (Miscellaneous Revenue)	5.63	7-1-2016	1,850,000	1,932,658
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.89	5-1-2018	2,940,000	2,932,268
New York Dormitory Authority Series B (Tax Revenue)	5.75	3-15-2036	10,000,000	11,686,700
New York Energy R&D Authority Brooklyn Union Gas Company Series B (Utilities Revenue) (x)	13.52	7-1-2026	4,300,000	4,343,430
New York Energy R&D Authority Linked SAVRS & Residual Interest Bonds Brooklyn (Utilities Revenue)	6.95	7-1-2026	2,600,000	2,613,130
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA (Water & Sewer Revenue)	5.00	6-15-2044	17,400,000	19,045,518
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.00	6-15-2044	30,265,000	33,316,015
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	13,456,751
New York NY Municipal Water Finance Authority 2nd General Resolution Series FF (Water & Sewer Revenue)	5.00	6-15-2045	10,765,000	11,824,276
New York NY Municipal Water Finance Authority Series 2009-A (Water & Sewer Revenue)	5.75	6-15-2040	5,000,000	5,750,850
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.18	6-15-2032	26,200,000	26,200,000
New York NY Municipal Water Finance Authority Series F-1 (Water & Sewer Revenue, Mizuho Bank Limited SPA) ø	0.05	6-15-2033	5,000,000	5,000,000
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.00	6-15-2038	36,650,000	40,004,208
New York NY Municipal Water Finance Authority Water & Sewer System Series DD (Water & Sewer Revenue)	5.00	6-15-2026	3,255,000	3,864,499
New York NY Series F-1 (GO)	5.00	3-1-2032	3,000,000	3,419,460
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue)	5.75	1-15-2039	2,500,000	2,904,325
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I (Tax Revenue)	5.00	5-1-2033	5,395,000	6,197,452
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bonds Series A (Tax Revenue)	5.00	8-1-2031	7,075,000	8,311,781
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	9,800,000	9,800,000
New York NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	8,200,000	8,200,000
New York Urban Development Corporation (Tax Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) 144Aø	0.19	3-15-2024	9,930,000	9,930,000
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	15,935,000	15,990,135
Niagara Falls NY Public Improvement Project (GO, National Insured)	7.50	3-1-2016	685,000	744,465
Niagara Falls NY Public Improvement Project (GO, National Insured)	7.50	3-1-2016	65,000	71,666
Port Authority of New York & New Jersey Special Obligation JFK International Airport Terminal 6 (Airport Revenue, National Insured)	5.75	12-1-2025	4,000,000	4,011,240
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	4.50	6-1-2026	520,000	555,084

15

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	5.00%	6-1-2025	$500,000	$555,760
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	1,750,000	1,855,228
Westchester County NY Local Development Pace University Series B (Education Revenue) ø	1.50	5-1-2044	5,000,000	5,000,000
				294,081,804

North Carolina : 0.63%
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	1-1-2026	1,250,000	1,446,275
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	1-1-2024	2,000,000	2,427,280
North Carolina Medical Care Commission Health Care Facilities University Health System Series D (Health Revenue)	6.25	12-1-2033	8,500,000	9,844,955
North Carolina Medical Care Commission University Health System Eastern (Health Revenue)	6.00	12-1-2029	5,000,000	5,733,250
				19,451,760

Ohio : 2.57%
Akron OH Sewer System (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2016	1,500,000	1,596,510
Allen County OH Catholic Healthcare Series B (Health Revenue)	5.25	9-1-2027	3,825,000	4,246,859
Cleveland OH Airport System Revenue Series A (Airport Revenue)	5.00	1-1-2025	3,490,000	3,929,670
Kings OH Local School District (GO, National/FGIC Insured)	7.50	12-1-2016	610,000	661,405
Montgomery County OH Catholic Health Initiatives Series C2 (Health Revenue, U.S. Bank NA SPA) ø	0.08	10-1-2041	30,000,000	30,000,000
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, National Insured)	6.25	4-1-2020	2,500,000	2,853,225
Ohio Air Quality Development Authority AMT Refunding Pollution Control First Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	5,000,000	5,095,350
Ohio Enterprise Bond Toledo Series 2A (Industrial Development Revenue)	5.50	12-1-2019	1,900,000	2,129,311
Ohio Turnpike Commission CAB Series A-4 (Transportation Revenue) ¤	0.00	2-15-2034	8,500,000	6,636,630
Ohio Water Development Authority Pollution Control AMT Series C (Industrial Development Revenue) ±	3.95	11-1-2032	8,000,000	8,126,560
Reynoldsburg OH City School District Series DCL-2014-001 (GO, Dexia Credit Local LIQ) 144Aø	0.19	9-1-2030	11,575,000	11,575,000
River South Authority Ohio Revenue Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	1,900,000	1,949,761
				78,800,281

Oklahoma : 0.17%
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, State Street Bank & Trust Company LOC, National Insured)	6.00	1-1-2023	4,620,000	5,180,360

Oregon : 0.18%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	4,500,000	5,468,490

Pennsylvania : 5.33%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	8-15-2039	5,130,000	5,909,504
Allegheny County PA IDA Propel Schools Homestead Project Series A (Education Revenue)	7.50	12-15-2029	2,235,000	2,243,694
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.54	11-1-2039	20,000,000	20,523,000
Butler County PA General Authority South Park School District Project (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ø	0.09	8-1-2027	8,960,000	8,960,000
Butler County PA Hospital Authority Series A (Health Revenue, Royal Bank of Scotland LOC) ø	0.25	10-1-2042	3,000,000	3,000,000
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,000,000	2,112,500
Chester County PA IDA Virginia Beach Renaissance Academy Project Series A (Education Revenue)	5.63	10-1-2015	450,000	450,086

16

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00%	1-1-2025	$3,785,000	$3,786,514
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	1,420,000	1,421,037
Delaware Valley PA Regional Finance Authority Series 2996 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.29	7-1-2017	5,500,000	5,500,000
Delaware Valley PA Regional Financial Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	13,610,000	16,557,109
Delaware Valley PA Regional Financial Authority Local Government Series C (Miscellaneous Revenue, Ambac Insured)	7.75	7-1-2027	4,160,000	5,891,725
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	19,538,158
Delaware Valley PA Regional Financial Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.23	6-1-2042	15,000,000	15,000,000
Luzerne County PA Series E (GO, AGM Insured)	8.00	11-1-2027	135,000	157,656
Penn Hills Municipality PA Series B (GO, Ambac Insured) ¤	0.00	12-1-2017	1,000,000	944,430
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2015	9,250,000	9,565,610
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2025	3,790,000	2,525,732
Pennsylvania HFA Single Family Mortgage Revenue Bonds AMT Series A (Housing Revenue)	4.70	10-1-2037	15,800,000	16,007,296
Pennsylvania Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2024	3,000,000	3,446,040
Pennsylvania Turnpike Commission Motor License Series B1 (Transportation Revenue)	5.00	12-1-2040	12,410,000	13,441,519
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	2,000,000	2,172,920
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	295,000	316,688
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2022	2,000,000	2,308,380
Wilkes Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2022	1,600,000	1,671,584
				163,451,182

Puerto Rico : 0.85%
Puerto Rico Commonwealth Highway and Capital Rites Series Y (Tax Revenue, AGM Insured)	6.25	7-1-2021	9,000,000	9,913,140
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	7,000,000	7,174,510
Puerto Rico Highway & Transportation Authority Series AA (Transportation Revenue, National Insured)	5.50	7-1-2020	3,015,000	3,119,922
Puerto Rico Highway & Transportation Authority Series Z (Tax Revenue, AGM Insured)	6.00	7-1-2018	5,570,000	5,892,559
				26,100,131

Rhode Island : 0.11%
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	3,335,000	3,339,402

South Carolina : 1.17%
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue)	8.50	12-1-2018	1,780,000	1,804,920
Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (Industrial Development Revenue)	6.75	5-1-2017	400,000	459,536
Cherokee County SC Scago Educational Facilities Corporation Cherokee School District #1 Series B (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2026	2,295,000	2,435,247
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	1,385,405	1,274,573
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	121,679	102,210
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	164,621	125,112

17

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00%	1-1-2018	$181,929	$123,712
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2021	2,870,000	3,115,069
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2022	905,000	981,264
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2023	6,950,000	7,518,441
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2031	2,890,000	3,047,939
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	760,000	799,452
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	1-1-2019	210,000	259,161
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10-1-2029	2,075,000	2,232,078
South Carolina Jobs-Economic Development Authority York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	1,500,000	1,623,705
South Carolina Public Service Authority Revenue Series A (Utilities Revenue, National Insured, Citibank NA LIQ) ø	0.19	1-1-2036	10,000,000	10,000,000
				35,902,419

South Dakota : 0.60%
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.50	5-1-2019	2,000,000	2,008,640
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.60	5-1-2020	1,440,000	1,446,350
Rapid City SD Series A (Airport Revenue)	6.75	12-1-2031	1,020,000	1,138,657
Rapid City SD Series A (Airport Revenue)	7.00	12-1-2035	750,000	839,228
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue)	7.00	11-1-2023	1,290,000	1,233,034
South Dakota EDFA Pooled Loan Program Spearfish Forest Series A (Miscellaneous Revenue)	5.88	4-1-2028	2,350,000	2,497,416
South Dakota HEFA Regional Health (Health Revenue)	4.25	9-1-2024	3,400,000	3,572,924
South Dakota HEFA Sanford Health Project (Health Revenue)	5.50	11-1-2040	5,000,000	5,560,500
				18,296,749

Tennessee : 0.75%
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.05	6-1-2042	1,700,000	1,700,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2024	6,555,000	7,586,560
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2022	3,090,000	3,500,630
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,485,000	1,733,292
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2025	6,385,000	7,238,994
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2027	1,000,000	1,129,900
				22,889,376

Texas : 6.73%
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Education Revenue)	7.75	8-15-2041	2,000,000	2,084,940
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue, National Insured)	4.25	1-1-2016	440,000	461,600
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2025	2,000,000	2,229,840
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2033	2,740,000	2,953,775
Dallas TX Independent School District School Building (GO, Permanent School Fund Insured)	6.38	2-15-2034	10,000,000	11,855,400
Dallas TX International Airport Facilities Series 2001-A1 (Industrial Development Revenue)	6.15	1-1-2016	6,065,000	6,171,138

18

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ¤	0.00%	10-1-2029	$1,015,000	$754,774
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ¤	0.00	10-1-2030	2,000,000	1,479,840
Harris County Houston TX Sports Authority Series A (Tax Revenue, National Insured)	5.00	11-15-2025	795,000	795,445
Harris County Houston TX Sports Authority Series A (Tax Revenue, National Insured)	5.00	11-15-2028	3,305,000	3,306,818
Houston TX Airport System United Airlines Incorporated Terminal E Project (Airport Revenue)	4.50	7-1-2020	4,000,000	4,124,480
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA LIQ)	5.70	12-1-2033	965,000	974,911
Houston TX Water Conveyance Systems Certificate of Participation Series H (Miscellaneous Revenue, Ambac Insured)	7.50	12-15-2014	1,000,000	1,010,970
Houston TX Water Conveyance Systems Certificate of Participation Series H (Miscellaneous Revenue, Ambac Insured)	7.50	12-15-2015	1,400,000	1,486,954
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	480,000	512,904
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Education Revenue)	6.25	8-15-2021	4,150,000	5,103,546
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Education Revenue)	7.50	8-15-2041	6,500,000	8,375,445
Lewisville TX Combination Special Assessment Capital Improvement District 4 (Miscellaneous Revenue)	6.75	10-1-2032	2,005,000	2,093,220
Lewisville TX Combination Unrefunded Balance Refunding & Capital Special Assessment (Miscellaneous Revenue, ACA Insured)	6.13	9-1-2029	3,300,000	3,307,590
Lower Colorado TX River Authority Prerefunded Series A (Miscellaneous Revenue)	6.50	5-15-2037	15,000	17,985
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2033	2,475,000	2,764,872
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2036	8,855,000	9,629,813
Lower Colorado TX River Authority Unrefunded Balance (Miscellaneous Revenue)	6.50	5-15-2037	4,985,000	5,145,068
Lower Colorado TX River Authority Unrefunded Balance (Miscellaneous Revenue)	7.25	5-15-2037	95,000	98,553
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2032	1,750,000	1,813,718
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2042	2,330,000	2,412,855
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.17	11-1-2040	10,000,000	10,000,000
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2022	1,735,000	1,834,138
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2023	1,000,000	1,053,250
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2024	750,000	787,268
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Program Series B (Housing Revenue, GNMA/FNMA Insured)	6.00	2-1-2036	267,373	278,482
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Program Series B (Housing Revenue, GNMA/FNMA Insured)	6.30	10-1-2035	156,594	161,477
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	5-15-2017	1,400,000	1,478,428
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.24	11-15-2029	15,000,000	15,000,000
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2974 (Health Revenue, Credit Suisse LIQ) 144Aø	0.24	11-15-2029	3,200,000	3,200,000
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue)	5.00	2-15-2023	9,900,000	10,812,780
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2023	9,300,000	10,895,508
Texas Municipal Gas Acquisition & Supply Corporation II Gas Supply Revenue Series B (Utilities Revenue) ±	0.51	9-15-2017	12,165,000	12,186,654
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	20,500,000	23,002,640

19

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00%	12-15-2023	$11,250,000	$12,946,500
Texas Municipal Power Agency (Utilities Revenue, National Insured) ¤	0.00	9-1-2015	40,000	39,944
Texas PFA Cosmos Foundation Series A (Education Revenue)	5.00	2-15-2018	1,240,000	1,262,221
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	6.75	6-30-2043	4,000,000	4,811,560
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	15,400,375
Travis County TX Housing Finance Corporation Series A (Housing Revenue, GNMA Insured)	6.35	10-1-2034	310,749	314,062
				206,431,741

Utah : 0.52%
Spanish Fork City UT Charter School American Leadership Academy (Education Revenue) 144A	5.55	11-15-2021	1,280,000	1,297,805
Utah County UT Charter School Ronald Wilson Reagan Series A (Education Revenue)	5.75	2-15-2022	725,000	753,964
Utah State Charter School Finance Authority Early Light Academy Project (Education Revenue)	8.50	7-15-2046	6,480,000	7,283,585
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2030	2,045,000	2,240,543
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2041	3,910,000	4,272,653
				15,848,550

Vermont : 0.55%
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.23	12-3-2035	16,800,000	16,899,792

Virgin Islands : 0.34%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Water & Sewer Revenue)	5.25	10-1-2019	300,000	300,042
Virgin Islands PFA Matching Fund Loan Senior Lien Series 2010A (Water & Sewer Revenue)	5.25	10-1-2018	435,000	435,061
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2018	8,860,000	9,796,502
				10,531,605

Virginia : 0.78%
Albemarle County VA Industrial Development Revenue Jefferson Scholars Foundation Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.19	10-1-2037	5,000,000	5,000,000
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2018	2,025,000	2,061,106
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2019	1,590,000	1,609,827
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2021	1,395,000	1,467,442
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2022	1,100,000	1,156,210
Fairfax County VA Redevelopment & Housing Authority Housing for the Elderly Series A (Housing Revenue, FHA Insured)	6.00	9-1-2016	405,000	406,567
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	1,824,000	263,422
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,310,000	1,233,745
Prince William County VA County Facilities (Miscellaneous Revenue)	5.00	10-1-2024	2,560,000	3,129,651
Reynolds Crossing VA CDA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	3-1-2021	1,627,000	1,641,562
Riverside VA Regional Jail Authority (Miscellaneous Revenue)	5.00	7-1-2025	3,435,000	3,993,325
Virginia Resources Authority Unrefunded Balance Series A (Utilities Revenue, National Insured)	5.50	5-1-2016	30,000	30,133
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	845,000	851,042
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, Ambac Insured)	5.50	1-1-2015	1,230,000	1,242,644
				24,086,676

20

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Washington : 0.58%
King County WA Multi-Modal Limited Tax (GO, State Street Bank & Trust Company SPA) ø	0.04%	1-1-2040	$10,000,000	$10,000,000
Spokane WA Housing Finance Commission Riverview Retirement Community Project (Health Revenue)	5.00	1-1-2023	1,895,000	2,032,482
Washington Health Care Facilities Authority Central Washington Health Services Association (Health Revenue)	7.00	7-1-2039	5,000,000	5,668,450
				17,700,932

West Virginia : 0.09%
Ohio County WV Fort Henry Center Financing District Series A (Tax Revenue)	5.00	6-1-2015	215,000	217,148
West Virginia Hospital Finance Authority Improvement Series D (Health Revenue, AGM Insured)	5.50	6-1-2033	2,305,000	2,538,658
				2,755,806

Wisconsin : 1.13%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.00	8-1-2033	2,120,000	2,354,493
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	4,650,000	5,201,583
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2030	1,395,000	1,541,001
Wisconsin HEFA Aurora Health Care Incorporated Series A (Health Revenue)	5.25	4-15-2024	1,000,000	1,104,930
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)	0.11	6-1-2019	7,000,000	6,737,500
Wisconsin Housing & EDA Series E (Housing Revenue, BNP Paribas SPA) ø	0.25	9-1-2038	12,980,000	12,980,000
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.00	8-1-2023	470,000	494,628
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,430,000	1,545,844
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.00	8-1-2043	1,575,000	1,715,427
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	940,000	1,033,060
				34,708,466

Wyoming : 0.40%
Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø	0.22	1-1-2017	10,000,000	10,000,000
West Park Hospital District Wyoming Series B (Health Revenue)	6.50	6-1-2027	500,000	572,190
Wyoming CDA (Education Revenue)	6.50	7-1-2043	1,600,000	1,821,344
				12,393,534

Total Municipal Obligations (Cost $2,722,389,773)				2,871,668,352

	Yield		Shares
Short-Term Investments : 4.95%
Investment Companies : 4.95%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		151,805,170	151,805,170

			Principal
U.S. Treasury Securities : 0.00%
U.S. Treasury Bill (z)	0.02	12-18-2014	$100,000	99,996

Total Short-Term Investments (Cost $151,905,166)				151,905,166

21

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Total investments in securities (Cost $2,874,294,939)*	98.52%	$3,023,573,518
Other assets and liabilities, net	1.48	45,290,805

Total net assets	100.00%	$3,068,864,323

¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(h)	Underlying security in an inverse floater structure
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments.
(x)	Inverse floating rate security
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $2,875,415,966 and unrealized gains (losses) consists of:

Gross unrealized gains	$159,987,004
Gross unrealized losses	(11,829,452)

Net unrealized gains	$148,157,552

22

Wells Fargo Advantage Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level	1 – quoted prices in active markets for identical securities

Level	2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level	3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

1

NOTES TO FINANCIAL STATEMENTS continued

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$2,864,930,852	$6,737,500	$2,871,668,352
Short-term investments
Investment companies	151,805,170	0	0	151,805,170
U.S. Treasury securities	99,996	0	0	99,996

Total assets	$151,905,166	$2,864,930,852	$6,737,500	3,023,573,518

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

2

Wells Fargo Advantage North Carolina Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.98%
California : 1.01%
University of California Revenues Series G (Education Revenue)	5.00%	5-15-2037	$1,000,000	$1,124,500

Guam : 4.11%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,070,810
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11-1-2026	2,000,000	2,348,480
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2023	1,000,000	1,157,870
				4,577,160

Indiana : 1.04%
Indiana Finance Authority Wastewater Utilities Revenue CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,000,000	1,153,970

New York : 1.49%
New York Dormitory Authority Personal Income Tax Series B (Tax Revenue)	5.00	3-15-2042	1,500,000	1,665,255

North Carolina : 81.59%
Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	8-1-2035	3,000,000	3,343,800
Charlotte NC Airport Series A (Airport Revenue)	5.50	7-1-2034	2,500,000	2,818,000
Charlotte NC AMT Series B (Airport Revenue)	5.00	7-1-2020	1,480,000	1,739,044
Charlotte NC AMT Series B (Airport Revenue)	5.50	7-1-2024	810,000	926,818
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	12-1-2026	1,160,000	1,342,143
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2030	1,000,000	1,165,750
Charlotte NC Certificate of Participation Series E (Miscellaneous Revenue)	5.00	6-1-2023	3,650,000	4,135,341
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	7-1-2025	1,645,000	1,884,183
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	1-15-2027	1,885,000	2,062,699
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2025	1,000,000	1,195,250
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2026	1,000,000	1,187,760
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2021	850,000	1,007,837
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2023	270,000	318,006
Fayetteville NC Public Works Commission Series B (Utilities Revenue)	5.00	3-1-2023	600,000	687,300
Johnston NC Memorial Hospital Authority (Health Revenue, AGM/FHA Insured)	5.25	10-1-2036	1,960,000	2,169,916
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	3-1-2022	1,035,000	1,198,799
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2026	1,000,000	1,137,110
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2028	3,000,000	3,350,340
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10-1-2031	1,800,000	1,985,256
North Carolina Capital Finance Republic Services Incorporated Project (Resource Recovery Revenue) ±	0.40	6-1-2038	1,000,000	1,000,000
North Carolina Capital Improvement Limited Series A (Miscellaneous Revenue)	5.00	5-1-2026	3,000,000	3,401,160
North Carolina Grant Anticipation Department of State Treasury (Miscellaneous Revenue)	5.00	3-1-2021	1,700,000	1,961,511
North Carolina HFA Series 25-A (Housing Revenue) ±	4.65	7-1-2021	2,390,000	2,516,096
North Carolina HFA Series B (Housing Revenue)	4.25	1-1-2028	4,475,000	4,686,981
North Carolina Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2022	1,000,000	1,209,750
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	6-1-2029	2,000,000	2,227,400
North Carolina Medical Care Commission Health Care Facilities (Health Revenue)	5.00	1-1-2018	500,000	569,020

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
North Carolina (continued)
North Carolina Medical Care Commission Health Care Facilities University Health System Series D (Health Revenue)	6.25%	12-1-2033	$1,500,000	$1,737,345
North Carolina Medical Care Commission Healthcare Facilities Series A (Health Revenue, JPMorgan Chase & Company SPA) ø	0.12	11-1-2034	2,500,000	2,500,000
North Carolina Medical Care Commission Hugh Chatam Memorial Hospital Project (Health Revenue, Radian Insured)	5.50	10-1-2020	940,000	941,269
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.40	10-1-2027	1,000,000	1,041,760
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.50	10-1-2031	2,000,000	2,075,540
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.60	10-1-2036	1,500,000	1,555,110
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)	5.00	6-1-2026	385,000	430,422
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)	5.00	6-1-2032	500,000	540,950
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)	5.00	7-1-2033	1,000,000	1,041,080
North Carolina Medical Care Commission Wake Forest Baptist Medical Center (Health Revenue)	5.00	12-1-2022	1,925,000	2,272,289
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2021	2,720,000	3,141,029
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2030	1,550,000	1,746,447
North Carolina Port Authority Series B (Airport Revenue)	5.00	2-1-2025	3,540,000	3,907,523
North Carolina Raleigh-Durham Airport Authority Series B-1 (Airport Revenue)	5.00	11-1-2028	1,500,000	1,727,310
Orange County NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)	5.00	10-1-2026	1,000,000	1,155,690
Raleigh NC Enterprise System Series A (Water & Sewer Revenue)	5.00	3-1-2036	1,835,000	1,958,055
Raleigh NC Enterprise System Series A (Water & Sewer Revenue)	5.00	3-1-2036	2,465,000	2,595,522
Raleigh NC Limited Obligiation Series A (Miscellaneous Revenue)	5.00	10-1-2033	1,000,000	1,167,960
University of North Carolina at Greensboro (Education Revenue)	5.00	4-1-2033	2,000,000	2,298,280
University of North Carolina at Greensboro (Education Revenue)	5.00	4-1-2039	1,620,000	1,837,420
University of North Carolina Wilmington Student Housing Project Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	6-1-2022	1,000,000	1,038,560
Wilmington NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2029	2,580,000	2,876,132
				90,812,963

Tennessee : 3.09%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,020,000	1,190,544
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2021	2,000,000	2,253,760
				3,444,304

Virgin Islands : 3.62%
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	3,500,000	4,025,840

Washington : 1.06%
Tumwater Office Properties Washington Lease Revenue Washington Office Buildings (Miscellaneous Revenue)	5.00	7-1-2026	1,000,000	1,180,520

Wisconsin : 0.97%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,000,000	1,081,010

Total Municipal Obligations (Cost $100,777,159)				109,065,522

2

Wells Fargo Advantage North Carolina Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 0.94%
Investment Companies : 0.94%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01%	1,041,340	$1,041,340

Total Short-Term Investments (Cost $1,041,340)				1,041,340

Total investments in securities (Cost $101,818,499)*	98.92%			110,106,862
Other assets and liabilities, net	1.08			1,202,318

Total net assets	100.00%			$111,309,180

±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $101,818,499 and unrealized gains (losses) consists of:

Gross unrealized gains	$8,336,505
Gross unrealized losses	(48,142)

Net unrealized gains	$8,288,363

3

Wells Fargo Advantage North Carolina Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1  – quoted prices in active markets for identical securities

Level 2  – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3  – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$109,065,522	$0	$109,065,522
Short-term investments
Investment companies	1,041,340	0	0	1,041,340

Total assets	$1,041,340	$109,065,522	$0	$110,106,862

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.61%
Florida : 0.57%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (Industrial Development Revenue, ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,016,870

Guam : 0.64%
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2025	1,000,000	1,140,220

New York : 0.93%
New York Dormitory Authority Personal Income Tax Series B (Tax Revenue)	5.00	3-15-2042	1,500,000	1,665,255

Pennsylvania : 95.21%
Allegheny County PA Airport Authority Puttable Floating Option Tax Exempt Receipts (Airport Revenue, National Insured, Dexia Credit Local LIQ) ø	0.34	1-1-2020	2,000,000	2,000,000
Allegheny County PA Hospital Development Authority Health Center Series B (Health Revenue, National Insured)	6.00	7-1-2027	1,800,000	2,306,790
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.00	9-1-2018	1,000,000	1,149,170
Allegheny County PA Port Authority Refunding Transportation (Tax Revenue)	5.75	3-1-2029	3,000,000	3,556,410
Allegheny County PA Series C-65 (GO)	5.50	5-1-2024	4,675,000	5,578,210
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series A-3 (Health Revenue)	5.25	11-1-2024	225,000	257,780
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.54	11-1-2039	2,000,000	2,052,300
Bucks County PA IDA Lane Charter School Project Series A (Education Revenue) 144A	4.88	3-15-2027	1,700,000	1,708,551
Butler County PA Hospital Authority Series A (Health Revenue, Royal Bank of Scotland LOC) ø	0.25	10-1-2032	500,000	500,000
Butler County PA Hospital Authority Series A (Health Revenue, Royal Bank of Scotland LOC) ø	0.25	10-1-2042	210,000	210,000
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	490,000	518,048
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,370,000	2,503,313
Chester County PA IDA Collegium Charter School Project (Education Revenue)	5.00	10-15-2022	1,695,000	1,759,732
Chester County PA IDA University Student Housing LLC Project Series A (Housing Revenue)	5.00	8-1-2030	555,000	589,993
Chester County PA IDA Virginia Beach Renaissance Academy Project Series A (Education Revenue)	5.63	10-1-2015	550,000	550,105
Commonwealth of PA Financing Authority Series B (Water & Sewer Revenue)	5.00	6-1-2026	1,000,000	1,141,420
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2036	5,000,000	5,091,250
Cumberland County PA Municipal Authority Dickinson College Series HH1 (Education Revenue)	5.00	11-1-2039	1,200,000	1,293,600
Dauphin County PA (GO, Syncora Guarantee Incorporated Insured)	5.00	11-15-2022	1,000,000	1,069,340
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	3,320,000	3,321,328
Delaware County PA IDA Chester Community Charter School Series A (Education Revenue)	5.00	8-15-2020	1,795,000	1,770,678
Delaware County PA Voctech School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	1,000,000	1,127,700
Delaware Valley PA Regional Finance Authority Series 2996 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.29	7-1-2017	2,000,000	2,000,000
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	2,000,000	2,220,280
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	4,390,000	5,223,661

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue)	6.00%	11-1-2031	$2,500,000	$2,937,050
Kiski PA Area School District (GO, AGM Insured)	4.00	3-1-2023	1,240,000	1,346,714
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12-15-2014	1,130,000	1,138,543
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12-15-2015	1,085,000	1,092,421
Lehigh County PA General Purpose Authority Lehigh Valley Hospital Incorporated Series A (Health Revenue, National/FHA Insured)	7.00	7-1-2016	840,000	898,153
Lehigh County PA General Purpose Authority Water & Sewer CAB Allentown Project (Water & Sewer Revenue) ¤	0.00	12-1-2030	2,000,000	972,400
Lycoming County PA College Authority (Education Revenue)	5.50	7-1-2026	3,000,000	3,426,690
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured)	5.50	12-15-2027	2,405,000	2,763,898
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2027	840,000	918,364
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2032	880,000	946,343
Montgomery County PA HEFA Arcadia University (Education Revenue, Radian Insured)	5.00	4-1-2027	3,760,000	3,816,776
Montgomery County PA Higher Education & Health Authority Abington Memorial Hospital Project (Health Revenue)	5.00	6-1-2031	2,000,000	2,186,100
Montgomery County PA IDA Acts Retirement Community Series B (Health Revenue)	5.00	11-15-2022	6,000,000	6,218,100
Montgomery County PA IDA Jefferson Health System Series A (Health Revenue)	5.00	10-1-2027	1,000,000	1,121,340
Montgomery County PA IDA New Regional Medical Center Project (Health Revenue, FHA Insured)	5.00	8-1-2020	980,000	1,141,798
Northampton County PA St. Luke’s Hospital of Bethlehem Series A (Health Revenue)	5.00	8-15-2033	1,500,000	1,596,075
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2022	1,200,000	923,688
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2023	3,790,000	2,786,522
Pennsylvania HEFAR Association of Independent Colleges & University Series FF2 (Education Revenue, Radian Insured)	5.00	12-15-2024	3,070,000	3,227,061
Pennsylvania HEFAR La Salle University Series A (Education Revenue)	5.25	5-1-2027	5,250,000	5,519,010
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10-1-2020	1,460,000	1,594,159
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10-1-2031	3,000,000	3,296,070
Pennsylvania HEFAR Temple University First Series (Education Revenue)	5.00	4-1-2032	1,000,000	1,115,690
Pennsylvania Hills PA School District (GO, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,500,000	1,644,480
Pennsylvania Housing Finance Agency SFMF Series 108-B (Housing Revenue)	4.50	10-1-2024	1,825,000	1,936,252
Pennsylvania Housing Finance Agency SFMR Series 106-B (Housing Revenue)	4.50	10-1-2024	5,010,000	5,330,289
Pennsylvania Housing Finance Agency SFMR Series 112 (Housing Revenue)	5.00	4-1-2028	3,160,000	3,386,540
Pennsylvania Turnpike Commission Motor License Series B1 (Transportation Revenue)	5.00	12-1-2040	1,500,000	1,624,680
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	7-15-2021	2,000,000	2,398,660
Pennsylvania Turnpike Commission Series A (Transportation Revenue, Ambac Insured)	5.50	12-1-2031	2,000,000	2,025,180
Pennsylvania Turnpike Commission Series C (Transportation Revenue, AGM Insured)	6.25	6-1-2038	3,500,000	4,023,425
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,086,460
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	915,000	949,120

2

Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Philadelphia PA IDA Charter School Project Series A (Education Revenue)	5.30%	9-15-2027	$5,150,000	$5,267,420
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.13	11-15-2020	1,630,000	1,727,311
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.75	11-15-2030	1,000,000	1,050,920
Philadelphia PA IDA Master Charter School (Education Revenue)	5.00	8-1-2020	825,000	876,917
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	1,000,000	1,092,400
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	7.50	5-1-2031	1,285,000	1,401,614
Philadelphia PA School District Refunding Bond Series A (GO, AGM/FGIC Insured)	5.00	6-1-2024	1,425,000	1,600,304
Philadelphia PA School District Refunding Bond Series C (GO)	5.00	9-1-2018	3,000,000	3,412,020
Philadelphia PA School District Refunding Bond Series C (GO)	5.00	9-1-2021	1,395,000	1,604,766
Philadelphia PA Series A (GO)	5.25	7-15-2033	1,500,000	1,720,710
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	2-1-2031	3,000,000	3,263,610
Pittsburgh PA (GO, Build America Mutual Assurance Company Insured)	5.00	9-1-2030	500,000	575,965
Pittsburgh PA Public Parking Authority Series A (Miscellaneous Revenue, National Insured)	5.00	12-1-2025	2,500,000	2,597,450
Schuylkill Valley PA School District (GO) %%	4.00	4-1-2023	1,000,000	1,105,110
Schuylkill Valley PA School District (GO) %%	4.00	4-1-2024	370,000	406,493
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00	6-1-2028	4,000,000	4,485,280
State Public School Building Authority Pennsylvania Chester Upland School Project Series C (Miscellaneous Revenue, AGM Insured)	5.00	9-15-2026	875,000	977,778
State Public School Building Authority Pennsylvania Harrisburg Project Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,169,075
State Public School Building Authority Pennsylvania Northampton County Area Community College Project (Education Revenue)	5.50	3-1-2031	5,000,000	5,591,650
State Public School Building Authority Pennsylvania Northampton County Area Community College Project Series A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,610,000	1,823,293
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11-1-2020	1,005,000	1,173,046
Wilkes-Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2027	2,600,000	2,764,632
				170,575,474

Virgin Islands : 1.26%
Virgin Islands PFA Matching Fund Loan Note Senior Lien Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2029	2,000,000	2,262,800

Total Municipal Obligations (Cost $165,897,607)				176,660,619

	Yield		Shares
Short-Term Investments : 0.88%
Investment Companies : 0.88%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		1,585,156	1,585,156

Total Short-Term Investments (Cost $1,585,156)				1,585,156

3

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund

Total investments in securities (Cost $167,482,763)*	99.49%	$178,245,775
Other assets and liabilities, net	0.51	907,248

Total net assets	100.00%	$179,153,023

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $167,655,810 and unrealized gains (losses) consists of:

Gross unrealized gains	$10,834,024
Gross unrealized losses	(244,059)

Net unrealized gains	$10,589,965

4

Wells Fargo Advantage Pennsylvania Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$176,660,619	$0	$176,660,619
Short-term investments
Investment companies	1,585,156	0	0	1,585,156

Total assets	$1,585,156	$176,660,619	$0	$178,245,775

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 95.91%
Alabama : 1.07%
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.50%	11-15-2038	$15,000,000	$15,000,300
Chatom AL Industrial Development Board Solid Waste Disposal Facilities Refunding Bond PowerSouth Energy Series B (Utilities Revenue)	4.00	8-1-2015	2,890,000	2,973,232
Jefferson County AL Sewer Revenue Warrants Series D (Water & Sewer Revenue)	5.00	10-1-2018	1,890,000	2,105,536
Jefferson County AL Warrants Series C (GO)	4.90	4-1-2021	35,610,000	38,325,975
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Plant (Industrial Development Revenue) ±	0.32	7-15-2034	11,000,000	10,999,450
				69,404,493

Alaska : 0.83%
Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.14	12-1-2041	51,000,000	51,000,000
Alaska International Airport Refunding Bond Series D (Airport Revenue, National Insured)	5.00	10-1-2018	2,235,000	2,430,831
				53,430,831

Arizona : 0.59%
Arizona Navajo Tribal Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	18,749,000	19,513,209
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, Ambac Insured)	4.25	7-1-2015	4,325,000	4,446,662
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue)	4.75	10-1-2032	1,275,000	1,295,681
Maricopa County AZ PCR Series B (Utilities Revenue) ±	5.20	6-1-2043	2,500,000	2,792,975
Pima County AZ IDA Constellation Schools Project Series A (Miscellaneous Revenue)	6.38	1-1-2019	2,010,000	2,147,725
Scottsdale AZ IDA Scottsdale Healthcare Series D (Health Revenue)	5.00	9-1-2017	2,000,000	2,195,960
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2015	1,295,000	1,321,807
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2016	1,280,000	1,333,043
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2017	1,365,000	1,442,123
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2018	1,245,000	1,324,580
				37,813,765

California : 8.90%
Alameda County CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2016	8,845,000	8,675,176
Alvord CA Unified School District Series 3306 (GO, AGM/National Insured, Credit Suisse LIQ) 144Aø	0.21	8-1-2030	9,960,000	9,960,000
California (GO) ±	4.00	12-1-2027	55,200,000	59,898,624
California HFA Home Mortgage Revenue Bonds Series G (Housing Revenue)	4.95	8-1-2023	9,500,000	9,753,840
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±	0.29	8-1-2037	53,925,000	53,512,474
California Infrastructure & Economic Development Refunding Bonds Museum Art Project Series A (Miscellaneous Revenue) ±	1.86	12-1-2037	12,000,000	12,387,480
California PCFA Solid Waste Disposal Waste Management Project Series A (Resource Recovery Revenue) ±	1.65	7-1-2031	6,000,000	6,004,980
California PFOTER Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.29	8-1-2027	66,320,000	66,320,000
California PFOTER Series DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.29	8-1-2027	33,705,000	33,705,000
California Refunding Bond Series B (GO) ±	0.79	5-1-2017	7,000,000	7,072,730
California Series B (GO) ±	0.94	5-1-2018	6,000,000	6,100,980
California Series D (GO) ±	0.81	12-1-2028	27,000,000	27,266,220

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Series E (GO) ±	0.94%	12-1-2029	$18,000,000	$18,285,660
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.37	7-1-2041	5,225,000	5,225,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.49	7-1-2040	5,425,000	5,425,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.38	7-1-2040	2,775,000	2,775,000
California University Revenue Systemwide Series A (Education Revenue, AGM Insured, Credit Suisse LIQ) 144Aø	0.16	11-1-2033	2,685,000	2,685,000
Chino Ontario Upland CA Water Facilities Authority Certificate of Participation Agua de Lejos Project (Water & Sewer Revenue, National Insured)	5.20	10-1-2015	170,000	173,342
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2017	1,765,000	1,974,453
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2018	1,985,000	2,272,627
Chula Vista CA Industrial Development Revenue San Diego Gas & Electric Company Series A (Utilities Revenue)	1.65	7-1-2018	5,000,000	5,035,100
Compton CA Unified School District Election of 2002 CAB Series D (GO, Ambac Insured) ¤	0.00	6-1-2017	3,070,000	2,949,687
Culver City CA RDFA (Tax Revenue, Ambac Insured)	5.50	11-1-2014	510,000	511,051
Downey CA School Facilities Financing Authority PFOTER Series 4066 (Miscellaneous Revenue, National Insured, Dexia Credit Local LIQ) ø	0.24	8-1-2025	5,965,000	5,965,000
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	23,500,000	25,680,565
Golden State Tobacco Securitization Corporation California Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.59	6-1-2047	31,160,000	31,160,000
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	35,100,000	35,705,124
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	17,000,000	18,019,830
Irwindale CA CDA PFOTER Series 3542 (Tax Revenue, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.29	7-15-2026	27,320,000	27,320,000
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2014	800,000	804,160
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2018	1,000,000	1,107,540
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2019	1,000,000	1,118,490
Oakland CA Unified School District Alameda County Refunding Bond (GO, National Insured)	5.00	8-1-2016	3,030,000	3,254,220
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO, National Insured) ¤	0.00	8-1-2019	2,215,000	2,029,959
Palomar CA Pomerado Health PFOTER Series 4683 (GO, National Insured, Bank of America NA LIQ) 144Aø	0.32	8-1-2037	31,250,000	31,250,000
Sacramento County CA Sanitation District PFOTER Series 3934 (Water & Sewer Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.19	12-1-2035	10,000,000	10,000,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.00	12-1-2016	1,730,000	1,826,915
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.00	2-15-2015	4,525,000	4,606,179
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	4.00	6-1-2015	2,515,000	2,573,574
San Jose CA Redevelopment Agency Tax Unrefunded Balance Merged Area (Tax Revenue, National Insured)	6.00	8-1-2015	3,090,000	3,228,339
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, National Insured) ¤	0.00	8-1-2015	500,000	498,620
South San Francisco CA Unified School District BAN Series D (GO) ¤	0.00	5-15-2017	20,000,000	19,567,800
Upland CA Certificate of Participation San Antonio Community Hospital Project (Miscellaneous Revenue)	5.00	1-1-2015	1,915,000	1,935,242
				575,620,981

Colorado : 0.81%
Aurora CO E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2018	4,000,000	3,706,480
Aurora CO E-470 Public Highway Authority Senior Series CD-2 (Transportation Revenue, National Insured) ±	1.79	9-1-2039	15,325,000	15,435,953
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC) ø	0.14	12-1-2020	3,405,000	3,405,000

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.25%	11-1-2036	$20,970,000	$20,970,000
Denver CO City & County Airport Series G2 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.20	11-15-2025	5,515,000	5,515,000
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.20	11-15-2025	3,560,000	3,560,000
				52,592,433

Connecticut : 2.98%
Connecticut Economic Recovery Notes Series A-3 (GO) ø	0.34	7-1-2017	11,600,000	11,600,000
Connecticut Economic Recovery Notes Series A-4 (GO) ø	0.34	1-1-2018	26,625,000	26,625,000
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	2.00	7-1-2015	2,240,000	2,267,597
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2016	2,380,000	2,563,165
Connecticut Housing Finance Authority Series A2 (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.03	5-15-2039	23,120,000	23,120,000
Connecticut Securities Industry and Financial Market Association Index Refunding Notes (Miscellaneous Revenue) ±	1.14	5-15-2019	3,500,000	3,580,325
Connecticut Series A (Miscellaneous Revenue) ±	0.57	4-15-2016	5,000,000	5,024,850
Connecticut Series A (Miscellaneous Revenue) ±	0.59	3-1-2019	3,125,000	3,131,563
Connecticut Series A (Miscellaneous Revenue) ±	0.69	3-1-2020	7,185,000	7,204,400
Connecticut Series A (Miscellaneous Revenue) ±	0.72	4-15-2017	4,600,000	4,638,226
Connecticut Series A (Miscellaneous Revenue) ±	0.81	5-15-2017	17,000,000	17,197,200
Connecticut Series A (Miscellaneous Revenue) ±	0.96	5-15-2018	17,740,000	18,044,064
Connecticut Series A (Miscellaneous Revenue) ±	0.99	3-1-2017	13,255,000	13,300,730
Connecticut Series A (Miscellaneous Revenue) ±	1.14	4-15-2019	5,500,000	5,622,595
Connecticut Series A (Miscellaneous Revenue) ±	1.24	3-1-2018	13,500,000	13,560,615
Connecticut Series A (Miscellaneous Revenue) ±	1.39	3-1-2019	21,500,000	22,132,745
Connecticut Series C (Miscellaneous Revenue) ±	0.69	5-15-2016	5,000,000	5,035,850
Connecticut Series D (Miscellaneous Revenue) ±	0.56	9-15-2017	1,500,000	1,509,270
Hamden CT Refunding Bond (GO)	5.00	8-15-2017	1,500,000	1,645,185
Hamden CT Refunding Bond (GO)	5.00	8-15-2018	1,000,000	1,118,960
New Haven CT Series A (GO, AGM Insured)	3.00	11-1-2019	3,405,000	3,585,635
				192,507,975

Delaware : 0.04%
Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	4.00	7-1-2016	1,045,000	1,081,345
Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	5.00	7-1-2017	1,225,000	1,317,108
				2,398,453

District of Columbia : 0.45%
District of Columbia Income Tax Secured Refunding Bond Series E (Tax Revenue) ±	0.79	12-1-2017	13,000,000	13,147,550
District of Columbia Thomas B. Fordham Foundation (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.19	10-1-2037	4,800,000	4,800,000
District of Columbia Water & Sewer Authority Public Utility District Series B2 (Water & Sewer Revenue) ±	0.62	10-1-2040	11,000,000	11,026,620
				28,974,170

Florida : 5.20%
Brevard County FL HCFR Refunding Bond Health First Incorporated Series A (Health Revenue)	5.00	4-1-2018	1,140,000	1,276,504
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,695,000	6,173,038
Escambia County FL Utilities Authority (Utilities Revenue, National Insured)	6.25	1-1-2015	840,000	847,358
Florida Department of Environmental Protection Everglades Restoration Series A (Tax Revenue, AGM Insured) ø	0.09	7-1-2027	5,000,000	5,000,000
Florida Department of Environmental Protection Everglades Restoration Series B (Tax Revenue, AGM Insured) ø	0.07	7-1-2027	13,065,000	13,065,000
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.00	12-1-2020	1,135,000	1,140,403

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.00%	12-1-2020	$540,000	$542,236
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.25	12-1-2020	2,050,000	2,060,640
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	15,100,000	15,168,856
Highlands County FL Health Facilities Authority Adventist Health Series B (Health Revenue)	5.00	11-15-2020	1,000,000	1,051,910
Highlands County FL Health Facilities Authority Adventist Health Series I (Health Revenue)	4.50	11-15-2015	4,625,000	4,843,948
Hillsborough County FL School Board Refunding Bond (Tax Revenue, Ambac Insured)	5.00	10-1-2015	3,365,000	3,499,634
Hillsborough County FL School Board Refunding Bond (Tax Revenue, Ambac Insured)	5.00	10-1-2016	7,325,000	7,618,073
Jacksonville FL Sales Refunding Bond Better Jacksonville (Tax Revenue)	5.00	10-1-2017	2,000,000	2,252,540
Lee County FL Airport Refunding Bond Series A (Airport Revenue, AGM Insured)	5.00	10-1-2014	3,000,000	3,000,420
Lee County FL IDA Alliance Community Project (Health Revenue)	5.00	11-15-2016	1,000,000	1,063,810
Miami Beach FL Health Facilities Current Refunding Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2015	1,000,000	1,021,150
Miami Beach FL Health Facilities Current Refunding Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2016	1,500,000	1,553,430
Miami Beach FL Health Facilities Current Refunding Mount Sinai Medical Center (Health Revenue)	4.00	11-15-2017	1,750,000	1,871,695
Miami FL Refunding Bond Homeland Defense (GO, National Insured)	5.00	1-1-2017	5,000,000	5,346,950
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,600,000	1,704,400
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.24	7-1-2018	670,000	670,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144A±	0.51	8-1-2028	39,550,000	39,550,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144A±	0.51	3-8-2030	15,000,000	15,000,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144A±	0.53	10-13-2023	20,000,000	20,000,000
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-2015	615,000	630,793
Miami-Dade County FL School Board Certificate of Participation (Miscellaneous Revenue, National Insured)	5.25	10-1-2015	4,000,000	4,000,560
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	8-1-2021	18,375,000	19,512,045
Miami-Dade County FL School Board Certificate of Participation Series B (Miscellaneous Revenue, AGM Insured)	5.00	5-1-2016	1,400,000	1,503,502
Miami-Dade County FL School Board Certificate of Participation Series B (Miscellaneous Revenue) ±	5.00	5-1-2032	17,000,000	18,150,050
Miami-Dade County FL School Board Master Equipment Lease 2 (Miscellaneous Revenue)	3.59	3-3-2016	3,816,273	3,928,280
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10-1-2014	1,710,000	1,710,222
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10-1-2015	1,905,000	1,985,829
Orange County FL Health Facilities Authority Lakeside Health Facility (Health Revenue, SunTrust Bank LOC) ø	0.19	7-1-2027	12,250,000	12,250,000
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00	10-1-2014	1,000,000	1,000,130
Orange County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	8-1-2015	3,500,000	3,636,780
Orange County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	8-1-2016	600,000	647,652
Palm Beach County FL HCFR Acts Retirement Life Series B (Health Revenue)	5.00	11-15-2020	6,300,000	6,574,680
Palm Beach County FL HCFR Jupiter Medical Center Project Series A (Health Revenue)	4.00	11-1-2018	1,235,000	1,328,057
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.37	8-1-2029	41,000,000	41,000,000

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Polk County FL School Board Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.00%	1-1-2015	$1,935,000	$1,948,332
Polk County FL School Board Certificate of Participation Series B (Miscellaneous Revenue, AGM Insured)	3.00	1-1-2015	1,235,000	1,243,509
Reedy Creek FL Improvement Series B (GO, Ambac Insured)	5.00	6-1-2017	3,500,000	3,610,950
Sarasota County FL Educational Facilities School Arts & Sciences Project (Education Revenue)	5.20	7-1-2017	480,000	498,883
South Lake County FL Hospital District (Health Revenue)	4.00	10-1-2014	835,000	835,075
South Lake County FL Hospital District (Health Revenue)	5.00	10-1-2015	920,000	956,763
Space Coast Infrastructure Agency I-95 Brevard County FL Project (Industrial Development Revenue)	4.00	6-15-2017	14,865,000	15,918,631
St. Lucie County FL School Board Certificates Series A (Miscellaneous Revenue)	4.00	7-1-2015	4,835,000	4,965,690
Sunshine Florida Governmental Funding Commission Miami-Dade County Project Series A (Miscellaneous Revenue)	5.00	9-1-2016	3,640,000	3,949,036
Tampa Bay FL Educational Facilities Various Academy Holy Names Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.19	3-1-2022	1,030,000	1,030,000
Tampa Bay FL Water Regional Water Refunding Bond (Water & Sewer Revenue)	5.00	10-1-2015	2,500,000	2,620,675
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2015	12,905,000	13,394,358
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	10,000,000	10,685,900
Volusia County FL School Board (Tax Revenue, National Insured)	5.00	10-1-2016	1,000,000	1,042,950
				335,881,327

Georgia : 1.36%
Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.60	11-1-2038	21,500,000	22,095,335
Bartow County GA Development Authority Georgia Power Company Bowen Project (Utilities Revenue) ±	2.70	8-1-2043	20,000,000	20,750,400
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.40	1-1-2040	17,325,000	17,456,150
DeKalb County GA Community Parks & Greenspace Project (GO)	5.00	12-1-2014	1,520,000	1,532,586
Georgia Private Colleges & Universities Authority Mercer University Series B (Education Revenue)	4.00	10-1-2017	3,285,000	3,548,358
Henry County GA Master State Municipal Loan (Miscellaneous Revenue)	4.09	4-24-2016	1,450,423	1,483,130
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2017	8,015,000	8,649,147
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2018	4,780,000	5,268,612
Milledgeville & Baldwin County GA Development Authority College & State University (Education Revenue, Ambac Insured) ±	0.66	10-1-2016	1,975,000	1,971,090
Pike County GA School District (GO, Ambac Insured)	5.70	2-1-2016	430,000	445,725
Public Gas Partners Incorporated Georgia Series A (Utilities Revenue)	5.00	10-1-2014	3,000,000	3,000,390
Richmond County GA Development Authority (Industrial Development Revenue)	5.15	3-1-2015	2,000,000	2,036,180
				88,237,103

Guam : 0.13%
Guam Department of Education John F. Kennedy High School Project Series A Certificate of Participation (Education Revenue)	5.50	12-1-2015	215,000	219,502
Guam Government Hotel Occupancy Series A (Tax Revenue)	3.75	11-1-2014	1,845,000	1,849,170
Guam Government Waterworks Authority (Water & Sewer Revenue)	4.00	7-1-2015	980,000	1,001,384
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2019	450,000	516,969
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2018	675,000	764,485
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2018	3,560,000	3,958,720
				8,310,230

Idaho : 0.15%
Idaho Housing & Finance Association Series A (Housing Revenue, FNMA LOC) ø	0.29	1-1-2038	9,680,000	9,680,000
Idaho Housing & Finance Association Series A (Housing Revenue)	6.25	7-1-2038	115,000	116,256
				9,796,256

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois : 11.16%
Chicago IL Board of Education Dedicated Series C1 (GO) ±	0.99%	3-1-2032	$27,600,000	$27,567,156
Chicago IL Board of Education Dedicated Series C2 (GO) ±	1.14	3-1-2032	33,000,000	33,068,970
Chicago IL Board of Education Dedicated Series D (GO, AGM Insured)	5.00	12-1-2018	1,400,000	1,559,124
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Lease Revenue, National Insured)	6.00	1-1-2020	19,495,000	21,845,317
Chicago IL Board of Education Series 2012-001 (GO, Dexia Credit Local LIQ) 144A±	0.69	12-1-2034	40,000,000	40,000,000
Chicago IL Board of Education Series A (GO, National Insured)	5.00	12-1-2019	895,000	994,945
Chicago IL Board of Education Series A (GO, National Insured)	5.00	12-1-2020	765,000	770,944
Chicago IL Board of Education Series A2 (GO) ±	0.79	3-1-2035	24,000,000	23,484,240
Chicago IL Board of Education Series A3 (GO) ±	0.87	3-1-2036	46,000,000	44,789,740
Chicago IL Board of Education Series C (GO)	5.00	12-1-2019	5,335,000	5,792,423
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2019	780,000	852,743
Chicago IL CAB Series A (GO, National Insured) ±	5.53	1-1-2020	1,290,000	1,367,078
Chicago IL Charter School Project (Education Revenue)	5.00	12-1-2014	360,000	362,642
Chicago IL City Colleges of Chicago Capital Improvement Project CAB (GO, National Insured) ¤	0.00	1-1-2019	8,555,000	7,785,050
Chicago IL Emergency Telephone System (GO, National Insured)	5.25	1-1-2018	1,770,000	1,949,637
Chicago IL Modern Schools Across Chicago Program Series A-K (GO, Ambac Insured)	5.00	12-1-2019	1,000,000	1,073,700
Chicago IL Motor Fuel Project Series A (Tax Revenue, AGM Insured, Deutsche Bank LIQ) 144Aø	0.32	1-1-2038	11,155,000	11,155,000
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2019	1,000,000	1,131,300
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2020	850,000	964,266
Chicago IL O’Hare International Airport General Senior Lien Series A (Airport Revenue)	5.00	1-1-2017	2,630,000	2,885,426
Chicago IL Park District Refunding Bonds Harbor Facilities Series D (GO)	5.00	1-1-2019	1,000,000	1,147,660
Chicago IL Park District Refunding Bonds Series B (GO)	5.00	1-1-2019	3,555,000	4,079,931
Chicago IL Park District Refunding Bonds Series D (GO) %%	4.00	1-1-2019	1,890,000	2,091,342
Chicago IL Park District Refunding Bonds Series D (GO) %%	5.00	1-1-2020	1,000,000	1,160,760
Chicago IL Park District Refunding Bonds Series D (GO) %%	5.00	1-1-2021	1,000,000	1,164,610
Chicago IL Project & Refunding Bond Series A (GO, National Insured)	5.00	1-1-2019	4,465,000	4,834,747
Chicago IL Project & Refunding Bond Series C (GO, Ambac Insured)	4.00	1-1-2017	975,000	1,026,334
Chicago IL Project & Refunding Bond Series C (GO, National Insured)	4.00	1-1-2017	345,000	363,164
Chicago IL Project & Refunding Bond Series C (GO, Ambac Insured)	5.00	1-1-2021	10,280,000	10,797,598
Chicago IL Refunding Bond Emergency Telephone System (GO, National Insured)	5.25	1-1-2020	3,765,000	4,200,799
Chicago IL Refunding Bond Emergency Telephone System (GO, National Insured)	5.50	1-1-2019	2,600,000	2,930,642
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2015	100,000	101,230
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2019	1,250,000	1,262,025
Chicago IL Refunding Bond Series A (GO, Ambac Insured)	5.00	1-1-2020	1,475,000	1,562,232
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2020	10,200,000	10,290,984
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2021	1,100,000	1,143,802
Chicago IL Refunding Bond Series B (GO, Ambac Insured)	5.13	1-1-2022	10,930,000	11,698,051
Chicago IL Refunding Bond (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.18	1-1-2034	7,885,000	7,885,000
Chicago IL Refunding Bond Series C (GO)	5.00	1-1-2020	4,375,000	4,828,425
Chicago IL Refunding Bond Series C (GO)	5.00	1-1-2021	3,970,000	4,360,053
Chicago IL Revenue Recovery Zone Facility (Industrial Development Revenue)	6.13	12-1-2018	7,435,000	7,858,052
Chicago IL ROC (GO, Citibank NA LIQ) 144Aø	0.29	7-1-2017	9,785,000	9,785,000
Chicago IL Series A (GO)	5.00	1-1-2019	1,025,000	1,134,726
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2022	1,245,000	1,289,372
Chicago IL Series A (GO)	5.25	1-1-2021	610,000	646,954
Chicago IL Series A2 (GO, Ambac Insured)	5.50	1-1-2018	7,020,000	7,643,025
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2019	8,090,000	8,321,374
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2020	2,860,000	2,935,904
Chicago IL Transit Authority ROCS RR II R-14084 (Tax Revenue, Citibank NA LIQ) 144Aø	0.12	6-1-2022	10,000,000	10,000,000
Chicago IL Various Certificates 2008 (GO, Dexia Credit Local LOC, AGM/Ambac Insured) 144Aø	0.37	1-1-2019	16,135,000	16,135,000
Chicago IL Water Revenue Project and Refunding Bonds (Water & Sewer Revenue, AGM Insured)	4.25	11-1-2018	1,700,000	1,896,486
Cicero IL Series A (GO, Syncora Guarantee Incorporated Insured)	5.00	1-1-2015	2,725,000	2,758,381

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Cook & Will Counties IL High School District 206 (GO, AGM Insured)	4.50%	12-15-2014	$2,540,000	$2,557,069
Cook County IL Series B (GO, National Insured)	5.00	11-15-2019	1,000,000	1,108,060
Illinois (Miscellaneous Revenue)	3.00	7-1-2018	2,000,000	2,070,460
Illinois (GO)	4.00	2-1-2019	6,300,000	6,723,171
Illinois (GO)	4.00	2-1-2020	1,750,000	1,862,490
Illinois (GO)	5.00	9-1-2015	1,885,000	1,892,559
Illinois (GO)	5.00	1-1-2017	3,200,000	3,344,960
Illinois (GO)	5.00	1-1-2018	1,905,000	2,097,977
Illinois (GO)	5.00	2-1-2019	1,000,000	1,108,150
Illinois (GO)	5.00	2-1-2020	2,500,000	2,784,150
Illinois (GO)	5.00	5-1-2021	2,000,000	2,230,320
Illinois Development Finance Authority St. Vincent De Paul Center Project Series A (Health Revenue) ±	1.88	11-15-2039	5,095,000	5,164,903
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2019	2,265,000	2,528,805
Illinois Finance Authority Children’s Memorial Hospital Series A (Health Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.31	8-15-2047	15,000,000	15,000,000
Illinois Finance Authority Provena Health Series A (Health Revenue)	5.75	5-1-2019	3,000,000	3,418,590
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	4-1-2015	555,000	564,374
Illinois Finance Authority Revenue Roosevelt University Project (Education Revenue)	5.00	4-1-2015	900,000	914,760
Illinois Housing Development Authority (Housing Revenue, GNMA Insured)	5.00	8-1-2028	2,105,000	2,265,148
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National Insured)	5.25	2-1-2020	2,705,000	2,977,745
Illinois Refunding Bond (GO, AGM Insured)	5.00	1-1-2017	1,725,000	1,870,625
Illinois Refunding Bond (GO, AGM Insured)	5.00	1-1-2018	7,740,000	8,555,099
Illinois Refunding Bond (GO)	5.00	3-1-2018	1,795,000	1,980,980
Illinois Refunding Bond (GO, Ambac Insured)	5.00	11-1-2018	10,650,000	10,692,707
Illinois Refunding Bond (GO)	5.00	1-1-2019	12,570,000	13,915,619
Illinois Refunding Bond (GO)	5.00	1-1-2020	3,400,000	3,783,962
Illinois Refunding Bond (GO, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	9,175,000	10,411,698
Illinois Refunding Bond (GO, AGM Insured)	5.00	8-1-2020	5,000,000	5,673,950
Illinois Refunding Bond (GO)	5.00	1-1-2021	1,410,000	1,570,472
Illinois Refunding Bond (GO)	5.00	2-1-2021	11,635,000	12,963,252
Illinois Refunding Bond (GO)	5.25	1-1-2018	1,155,000	1,281,091
Illinois Refunding Bond Series 2012 (GO)	5.00	8-1-2018	4,785,000	5,302,019
Illinois Series 2004 (GO)	5.00	9-1-2016	10,000,000	10,039,000
Illinois Series 2010 (GO)	5.00	1-1-2016	11,225,000	11,788,158
Illinois Series A (Tax Revenue)	4.00	1-1-2020	12,265,000	13,052,904
Illinois Series A (Tax Revenue)	4.00	1-1-2021	2,715,000	2,870,244
Illinois Series A (GO)	5.00	4-1-2019	5,000,000	5,551,800
Illinois Series A (GO)	5.00	4-1-2020	2,500,000	2,787,825
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.25	1-1-2016	9,000,000	9,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.25	1-1-2017	30,000,000	30,000,000
Illinois Unemployment Insurance Series A (Tax Revenue)	5.00	12-15-2016	5,200,000	5,724,888
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	12-15-2017	4,700,000	5,155,242
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2018	16,475,000	18,053,799
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2019	8,520,000	8,800,990
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,965,000	3,980,107
Kane McHenry Cook & Dekalb Counties IL School District #300 (GO, National/Syncora Guarantee Incorporated Insured)	5.00	12-1-2019	500,000	525,580
Knox & Warren Counties IL Community United School District #205 Series A (GO)	3.50	1-1-2015	500,000	503,630
Lake County IL Community School District #60 Waukegan CAB Series A (GO, AGM Insured) ¤	0.00	12-1-2018	1,715,000	1,583,648
Lake County IL Community Consolidated School District (GO, National Insured)	8.70	1-1-2016	1,075,000	1,167,343
Lake County IL Community High School District #117 Antioch CAB Series B (GO, National Insured) ¤	0.00	12-1-2016	4,975,000	4,829,929
Lake County IL Forest Preservation District Series A (GO) ±	0.61	12-15-2016	1,980,000	1,981,030
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2017	11,210,000	10,762,609

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Project Series A (Tax Revenue, National Insured) ¤	0.00%	12-15-2017	$6,000,000	$5,697,240
Metropolitan Pier & Exposition Authority Illinois Hospitality Facilities PFOTER Series 3554 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.19	7-1-2026	12,315,000	12,315,000
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue) ±	0.40	6-1-2025	14,085,000	14,085,000
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2015	1,090,000	1,109,555
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2016	635,000	666,121
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2018	12,000,000	13,112,760
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2019	5,900,000	6,420,144
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2016	855,000	894,544
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2017	1,135,000	1,211,386
Will & Kendall Counties IL Community Consolidated School District #202 (GO)	4.00	1-1-2015	1,800,000	1,816,308
Winnebago & Boone Counties IL School Districts CAB #205 Rockford (GO, AGM Insured) ¤	0.00	2-1-2015	500,000	498,285
				721,333,598

Indiana : 3.10%
Indiana Education Facilities Authority CAB (Education Revenue, National Insured) ¤	0.00	2-1-2015	400,000	398,952
Indiana Finance Authority HCFR Jackson County Schneck Hospital (Health Revenue)	4.00	2-15-2015	1,230,000	1,243,235
Indiana Finance Authority HEFA Ascension Health Series B2 (Health Revenue)	5.00	3-1-2015	1,895,000	1,925,851
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	78,500,000	84,634,775
Indiana Finance Authority University Health Obligated Group Series 2011C (Health Revenue, Northern Trust Company LOC) ø	0.03	3-1-2033	1,000,000	1,000,000
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	2.01	11-15-2031	70,710,000	71,410,736
Indiana HFFA Ascension Health Series A1 (Health Revenue) ±	2.80	11-1-2027	12,000,000	12,690,240
Indianapolis IN Local Public Improvement Bond Bank ROCS RR II R-11779 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.24	1-1-2017	9,825,000	9,825,000
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-2015	600,000	607,008
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-2016	600,000	617,766
Petersburg IN PCR Refunding Bond Industry Power & Light (Industrial Development Revenue, National Insured)	5.40	8-1-2017	1,000,000	1,116,540
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue) ±	1.75	6-1-2025	3,500,000	3,509,275
Zionsville IN Community Schools Building Corporation Series DCL 047 (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.19	1-15-2025	11,390,000	11,390,000
				200,369,378

Iowa : 0.11%
Iowa Student Loan Liquidity Corporation Senior Series A1 (Education Revenue)	4.40	12-1-2018	6,580,000	7,019,807

Kansas : 0.52%
Kansas Development Finance Authority Series F (Health Revenue)	3.00	11-15-2014	650,000	652,197
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series A (Tax Revenue) ¤	0.00	6-1-2021	46,750,000	32,732,948
				33,385,145

Kentucky : 1.07%
Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	1.79	2-1-2040	35,000,000	35,004,900

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Kentucky (continued)
Ashland KY Ashland Hospital Corporation Medical Center Project Series B (Health Revenue)	5.00%	2-1-2019	$1,500,000	$1,673,370
Kentucky EDFA King’s Daughters Medical Center (Health Revenue)	5.00	2-1-2017	1,000,000	1,084,880
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	3.75	6-1-2026	2,175,000	2,164,930
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	5.00	6-1-2018	1,200,000	1,327,992
Kentucky Public Transportation Infrastructure Authority Tolls BAN Downtown Crossing Project Series A (Transportation Revenue)	5.00	7-1-2017	25,000,000	27,643,250
				68,899,322

Louisiana : 3.34%
DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25	1-1-2019	28,000,000	28,144,760
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.61	2-1-2046	44,350,000	44,399,672
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewer Commission Series B (Tax Revenue) ±	0.81	2-1-2049	35,500,000	35,754,890
Louisiana Local Government Environmental Facilities & CDA Louisiana Community & Technical College System Facilities Corporation Project Series A (Education Revenue)	4.00	10-1-2014	1,500,000	1,500,150
Louisiana Local Government Environmental Facilities & CDA Louisiana Tech University Project (Housing Revenue)	3.00	7-1-2017	680,000	717,210
Louisiana Local Government Environmental Facilities & CDA Louisiana Tech University Project (Housing Revenue)	3.00	7-1-2018	525,000	554,216
Louisiana PFA Nineteenth Judicial District Court (Miscellaneous Revenue, National Insured)	5.00	6-1-2016	1,000,000	1,068,170
Louisiana Regional Transit Authority CAB (Tax Revenue, National Insured) ¤	0.00	12-1-2021	5,000,000	3,577,050
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	4.63	1-1-2015	1,120,000	1,130,349
New Orleans LA Aviation Board Series A Refunding Balance (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,000,000	1,011,780
New Orleans LA Aviation Board Series B-2 Refunding Balance (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,845,000	1,866,734
New Orleans LA Master Lease (GO) (i)	5.25	1-1-2018	10,313,747	10,461,852
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2017	3,135,000	3,333,446
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2018	3,245,000	3,499,440
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (Industrial Development Revenue) ø	0.20	11-1-2040	24,435,000	24,435,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B1 (Industrial Development Revenue) ø	0.23	11-1-2040	54,720,000	54,720,000
				216,174,719

Maine : 0.02%
Maine Educational Loan Authority Class A Series A1 (Education Revenue, AGM Insured)	4.95	12-1-2014	1,505,000	1,514,512

Maryland : 1.37%
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.29	7-1-2034	16,050,000	16,050,963
Maryland Health & HEFAR John Hopkins Health System Series A (Health Revenue) ±	0.70	5-15-2046	8,000,000	8,000,960
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	0.68	5-15-2029	10,605,000	10,598,743
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	1.25	5-15-2042	12,500,000	12,634,500
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	0.93	5-15-2038	22,300,000	22,409,939
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	0.93	5-15-2038	18,915,000	19,008,251
				88,703,356

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Massachusetts : 2.90%
Massachusetts Consolidated Loan Series D-1 (GO) ø	0.24%	8-1-2043	$87,250,000	$87,090,333
Massachusetts Development Finance Agency Boston Medical Center Series C (Health Revenue)	5.00	7-1-2015	1,000,000	1,028,530
Massachusetts Development Finance Agency Dominion Energy Brayton Recovery Zone Series A (Utilities Revenue) ±	2.25	12-1-2041	2,665,000	2,759,634
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2016	500,000	522,055
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2017	500,000	529,745
Massachusetts Development Finance Agency Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	5-1-2027	7,000,000	7,013,020
Massachusetts Educational Financing Authority EDU Loan Series I (Education Revenue)	4.00	1-1-2018	1,750,000	1,887,778
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	3.15	1-1-2015	1,575,000	1,585,883
Massachusetts Educational Financing Authority Refunding Bond Series K (Education Revenue)	5.00	7-1-2019	2,000,000	2,257,120
Massachusetts HEFA Massachusetts Eye & Ear Infirmary Series C (Health Revenue)	5.00	7-1-2015	700,000	719,488
Massachusetts HEFA Partners Healthcare Series G6 (Health Revenue) ±	0.92	7-1-2038	40,000,000	40,021,200
Massachusetts PFOTER Series 4406 (Tax Revenue, Dexia Credit Local LIQ) 144Aø	0.19	7-1-2030	12,955,000	12,955,000
Massachusetts Series A (GO) ±	0.56	9-1-2016	4,000,000	4,014,200
Massachusetts Series A (GO) ±	0.70	2-1-2015	3,350,000	3,353,652
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	0.47	1-1-2018	9,500,000	9,541,610
Massachusetts Water Resources Authority Series B (Water & Sewer Revenue, Ambac Insured)	5.25	12-1-2015	980,000	1,009,802
Massachusetts Water Resources Authority Series D (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.19	8-1-2025	11,475,000	11,475,000
				187,764,050

Michigan : 3.42%
Detroit MI City School District Series DCL 045 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.49	5-1-2030	18,900,000	18,900,000
Detroit MI Distribution State Aid (GO)	5.00	11-1-2016	855,000	916,705
Detroit MI Financial Recovery Bonds (GO) ±	3.50	10-7-2016	8,800,000	8,789,352
Detroit MI Series B (GO, AGM Insured)	5.00	4-1-2015	1,140,000	1,153,919
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2015	1,250,000	1,294,200
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2016	1,175,000	1,250,788
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	1,100,000	1,192,180
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	975,000	1,001,774
Grand Ledge MI Public School District Refunding Bond (GO, National/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,460,000	1,499,186
Huron Valley MI School District (GO, National/Qualified School Board Loan Fund Insured)	5.00	5-1-2015	2,965,000	3,045,767
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	2,500,000	2,806,950
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	3,835,000	4,317,136
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	3,095,000	3,535,790
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2016	2,000,000	2,122,400
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2017	2,500,000	2,723,000
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2018	2,000,000	2,216,580
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2020	10,000,000	11,510,800
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,961,030
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	1,500,000	1,684,170

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00%	7-1-2020	$1,800,000	$2,026,296
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-3 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2021	7,500,000	8,668,200
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,961,030
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	8,720,000	9,961,379
Michigan Finance Authority School District (Miscellaneous Revenue)	4.00	6-1-2017	800,000	849,672
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2016	1,575,000	1,675,186
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2017	1,500,000	1,638,360
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	1-1-2020	15,000,000	17,693,850
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	25,500,000	26,164,785
Michigan Hospital Finance Authority Sparrow Hospital Obligation (Health Revenue)	5.00	11-15-2015	1,000,000	1,045,350
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	1,880,000	1,967,044
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.25	5-1-2015	990,000	1,002,959
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2016	415,000	432,853
Michigan Municipal Bond Authority Local Government Loan Program Series B (Miscellaneous Revenue, Ambac Insured)	5.75	12-1-2014	3,555,000	3,579,032
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.54	5-1-2029	30,815,000	30,815,000
Wayne County MI Airport Authority Refunding Bond Detroit Metropolitan Airport (Airport Revenue, AGC/MBIA/FGIC Insured)	5.00	12-1-2015	1,110,000	1,169,163
Wayne County MI Airport Authority Refunding Bond Series A (Airport Revenue)	5.00	12-1-2019	19,405,000	22,295,957
Wayne County MI Airport Authority Series D (Airport Revenue)	5.00	12-1-2015	1,290,000	1,358,757
Wayne County MI Wayne-Westland Community Schools (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2019	2,020,000	2,028,484
Western Michigan University Refunding Bond (Education Revenue)	5.00	11-15-2020	1,000,000	1,170,320
				221,425,404

Minnesota : 0.24%
Central MN Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (Utilities Revenue)	5.00	1-1-2017	1,215,000	1,227,624
Chaska MN Independent School District #112 Certificate of Participation Series B (Miscellaneous Revenue)	3.00	12-1-2014	530,000	532,364
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A1 (Health Revenue, AGM Insured)	4.00	8-15-2015	750,000	772,673
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series B (Health Revenue, AGM Insured) ±	5.00	8-15-2015	600,000	623,364
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.06	11-15-2017	9,000,000	8,595,000
Minneapolis MN Health Care System Fairview Health Services Series B (Health Revenue, National Insured)	5.50	5-15-2016	2,200,000	2,209,438
Saint Paul MN Housing & RDA Community Peace Academy Project Series A (Education Revenue)	5.00	12-1-2018	1,250,000	1,289,713
				15,250,176

Mississippi : 0.34%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2016	495,000	539,411
Mississippi Refunding Bond Capital Improvements Projects Series D (Miscellaneous Revenue) ±	0.57	9-1-2017	6,680,000	6,683,140
Perry County MS PCR Leaf River Forest Product Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	0.24	2-1-2022	15,000,000	15,000,000
				22,222,551

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Missouri : 0.67%
Jackson County MO Special Obligation Harry S. Truman Sports Complex (Tax Revenue, Ambac Insured)	5.00%	12-1-2019	$3,000,000	$3,256,170
Missouri Development Finance Board Refunding Bond & Improvement Electric System Series F (Miscellaneous Revenue)	4.00	6-1-2016	500,000	525,420
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2015	1,380,000	1,396,836
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2016	1,910,000	2,019,672
Sikeston MO Electric System Refunding Bond (Utilities Revenue)	5.00	6-1-2019	11,625,000	12,897,008
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-2015	1,000,000	1,016,500
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-2016	1,000,000	1,055,830
St. Louis MO PFOTER Series 004 (Airport Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.19	7-1-2026	21,150,000	21,150,000
				43,317,436

Nebraska : 0.22%
Central Plains NE Energy Project #1 Series A (Utilities Revenue)	5.00	12-1-2014	2,275,000	2,290,675
Central Plains NE Energy Project #1 Series A (Utilities Revenue)	5.00	12-1-2015	11,630,000	12,168,004
				14,458,679

Nevada : 1.00%
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2019	1,000,000	1,145,110
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2020	1,000,000	1,154,010
Clark County NV Airport ROC RR-II-R Series 11823 (Airport Revenue, Citibank NA LIQ) 144Aø	0.24	1-1-2018	13,050,000	13,050,000
Clark County NV School District Series A (GO, National Insured)	5.00	6-15-2019	9,155,000	9,545,095
Clark County NV School District Series B (GO, National Insured)	5.00	6-15-2018	5,240,000	5,467,049
Clark County NV School District Series B (GO)	5.00	6-15-2019	18,800,000	21,976,448
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	2.00	6-1-2015	485,000	484,738
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	3.00	6-1-2016	485,000	489,089
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-2015	4,365,000	4,575,699
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-2016	4,595,000	5,014,248
Sparks NV Redevelopment Agency Tax Increment Area #1 (Tax Revenue)	4.00	1-15-2015	1,520,000	1,523,678
				64,425,164

New Hampshire : 0.52%
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2018	2,405,000	2,536,914
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2019	2,635,000	2,796,420
New Hampshire HEFA University System Series A1 (Education Revenue, U.S. Bank NA SPA) ø	0.08	7-1-2035	25,000,000	25,000,000
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	7-1-2027	2,915,000	3,075,558
				33,408,892

New Jersey : 4.98%
Casino Reinvestment Development Authority New Jersey Hotel Room Fee Revenue (Miscellaneous Revenue, Ambac Insured)	5.00	1-1-2015	2,310,000	2,332,384
Hudson County NJ Certificate of Participation (Miscellaneous Revenue, National Insured)	6.25	6-1-2016	2,000,000	2,162,340
Hudson County NJ Refunding Bond County College (GO)	4.00	7-15-2017	1,000,000	1,082,200
Hudson County NJ Refunding Bond County College (GO)	4.00	7-15-2018	1,135,000	1,248,954
Jersey City NJ Refunding Bond (GO, AGM Insured)	4.00	9-1-2017	1,620,000	1,752,953
Morris-Union Jointure Commission New Jersey Refunding Bond (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2015	750,000	768,638
Morris-Union Jointure Commission New Jersey Refunding Bond (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2016	2,235,000	2,341,878
New Jersey Certificate of Participation Equipment Lease Purchase Agreement Series A (Miscellaneous Revenue)	5.00	6-15-2018	11,160,000	12,602,207
New Jersey EDA CAB Saint Barnabas Hospital Series A (Health Revenue, National Insured) ¤	0.00	7-1-2017	2,740,000	2,614,453
New Jersey EDA Cigarette Tax (Tobacco Revenue)	5.00	6-15-2017	18,520,000	20,408,484
New Jersey EDA Cigarette Tax (Tobacco Revenue, Radian Insured)	5.38	6-15-2015	8,325,000	8,634,107

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
New Jersey EDA Motor Vehicle Commission Series A (Miscellaneous Revenue, National Insured)	5.25%	7-1-2016	$2,190,000	$2,232,924
New Jersey EDA School Facilities Construction Notes (Miscellaneous Revenue) ±	0.94	2-1-2017	20,000,000	20,052,800
New Jersey EDA School Facilities Construction Notes Series C (Miscellaneous Revenue) ±	1.84	2-1-2018	38,000,000	39,087,560
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	4,400,000	4,986,784
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series A (Education Revenue)	4.00	9-1-2017	2,425,000	2,624,262
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series B (Education Revenue)	4.00	9-1-2017	525,000	568,139
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series D (Education Revenue)	4.00	9-1-2016	540,000	573,766
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series D (Education Revenue)	4.00	9-1-2017	565,000	611,426
New Jersey HCFR Series 3018 (Health Revenue, AGM Insured, Deutsche Bank LIQ) 144Aø	0.43	7-1-2038	21,805,285	21,805,285
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	3.63	12-1-2030	4,000,000	4,038,000
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	5.00	12-1-2020	9,775,000	11,133,627
New Jersey PFOTER Series 4716 (Miscellaneous Revenue, National/FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.31	9-1-2027	36,245,000	36,245,000
New Jersey PFOTER Series 4717 (GO, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.19	12-15-2022	45,140,000	45,140,000
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	6-1-2015	1,000,000	1,022,370
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.69	6-1-2029	18,565,000	18,565,000
New Jersey Transit Corporation Certificates Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2016	5,105,000	5,342,178
New Jersey Transit Corporation Certificates Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2017	7,265,000	8,190,052
New Jersey Transit Corporation Series A (Miscellaneous Revenue, Ambac Insured)	5.50	9-15-2015	1,100,000	1,156,375
New Jersey Transportation Trust Fund Authority Series AA (Transportation Revenue)	5.00	6-15-2019	2,070,000	2,345,724
New Jersey Turnpike Authority Series B-2 (Transportation Revenue) ±	0.52	1-1-2024	25,000,000	25,014,000
New Jersey Turnpike Authority Series B-3 (Transportation Revenue) ±	0.68	1-1-2024	4,700,000	4,704,747
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2015	1,450,000	1,465,820
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2016	790,000	830,251
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2016	1,070,000	1,124,517
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2017	3,455,000	3,741,039
Rutgers University Series J (Education Revenue)	4.00	5-1-2018	700,000	775,285
Rutgers University Series L (Education Revenue)	5.00	5-1-2017	600,000	667,374
Rutgers University Series L (Education Revenue)	5.00	5-1-2018	300,000	343,389
Winslow Township NJ Board of Education Refunding Bond (GO)	3.00	8-1-2017	600,000	632,886
Winslow Township NJ Board of Education Refunding Bond (GO)	4.00	8-1-2018	425,000	467,317
Winslow Township NJ Board of Education Refunding Bond (GO)	4.00	8-1-2019	525,000	583,611
				322,020,106

New Mexico : 0.81%
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2014	1,250,000	1,253,738
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2015	875,000	906,054
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2016	2,100,000	2,230,704
Farmington NM PCR Series B (Utilities Revenue) ±	4.75	6-1-2040	5,080,000	5,452,212
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	0.88	12-1-2028	1,655,000	1,646,675
New Mexico Mortgage Finance Authority SFMR Class I-A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.60	1-1-2039	445,000	470,663

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New Mexico (continued)
New Mexico Mortgage Finance Authority SFMR Class I-D2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.05%	7-1-2026	$130,000	$131,339
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.86	11-1-2039	40,000,000	40,270,400
				52,361,785

New York : 10.77%
Liberty Development Corporation New York Series 1207 (Miscellaneous Revenue, Deutsche Bank LIQ) 144Aø	0.33	10-1-2035	5,000,000	5,000,000
Metropolitan Transportation Authority New York BAN Series A (Transportation Revenue) 144A±	0.69	4-19-2015	50,000,000	50,010,500
Metropolitan Transportation Authority New York Refunding Bond Sub Series G-1F (Transportation Revenue) ±	0.58	11-1-2026	31,875,000	31,876,594
Metropolitan Transportation Authority New York Sub Series B3 (Tax Revenue) ±	0.94	11-1-2018	32,600,000	32,771,802
Metropolitan Transportation Authority New York Sub Series D2 (Transportation Revenue, AGM Insured) ±	0.71	11-1-2032	15,000,000	15,040,950
Metropolitan Transportation Authority New York Sub Series G3 (Transportation Revenue) ±	0.80	11-1-2031	16,000,000	16,129,760
Metropolitan Transportation Authority New York Sub Series G4 (Transportation Revenue) ±	0.94	11-1-2030	11,755,000	11,885,481
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, National Insured)	5.75	1-1-2015	5,030,000	5,082,413
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, National Insured)	5.88	1-1-2016	3,830,000	4,022,113
Nassau County NY General Improvement Bonds Series C (GO)	5.00	10-1-2020	3,065,000	3,506,942
Nassau County NY Local Economic Assistance Winthrop University Hospital Project (Health Revenue)	4.00	7-1-2016	1,400,000	1,472,772
Nassau County NY Series F (GO)	5.00	10-1-2020	1,780,000	2,032,546
New York Dormitory Authority Non Miriam Osborn Memorial Home Association (Health Revenue)	2.00	7-1-2016	1,800,000	1,831,194
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.89	5-1-2018	12,805,000	12,771,323
New York Energy R&D Authority Electric & Gas Corporation Series A (Utilities Revenue)	2.13	3-15-2015	19,500,000	19,619,535
New York Energy R&D Authority Series A (Resource Recovery Revenue, Ambac Insured) ±(m)(n)	0.38	7-1-2015	35,000,000	35,000,000
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2017	2,250,000	2,520,653
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2018	750,000	863,985
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2019	1,000,000	1,175,840
New York IDA American Airlines JFK International Airport (Industrial Development Revenue)	7.50	8-1-2016	6,840,000	7,192,328
New York IDA Terminal One Group Association Project (Miscellaneous Revenue) ±	5.50	1-1-2020	2,000,000	2,109,920
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.14	4-1-2017	28,750,000	28,390,625
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO, AGM Insured) ±(m)	0.27	10-1-2027	9,975,000	9,975,000
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Dexia Credit Local SPA) ø	0.18	8-1-2028	27,155,000	27,155,000
New York NY Adjusted Fiscal 2008 Sub Series J7 (GO) ±	0.51	8-1-2021	19,000,000	19,005,510
New York NY IDA Cong Machne Chaim Incorporated (Miscellaneous Revenue, Sovereign Bank LOC) ø	0.34	5-1-2036	7,450,000	7,450,000
New York NY IDA Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2016	2,250,000	2,386,283
New York NY IDA Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2017	2,000,000	2,177,560
New York NY IDA Refunding Bond Terminal One Group Association Project (Airport Revenue) ±	5.50	1-1-2021	6,940,000	7,329,542
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.18	6-15-2032	27,425,000	27,425,000
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.18	6-15-2032	10,050,000	10,050,000
New York NY Sub Series A-6 (GO, AGM Insured, Dexia Credit Local SPA) ø	0.18	11-1-2026	10,495,000	10,495,000

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.19%	4-1-2035	$9,000,000	$9,000,000
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	19,605,000	19,605,000
New York NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	24,550,000	24,550,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.18	8-1-2023	34,000,000	34,000,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.20	8-1-2031	33,650,000	33,650,000
New York Refunding Bond 2015 Series A (GO)	5.00	8-1-2021	7,515,000	8,959,233
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2017	6,500,000	7,261,085
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	33,370,000	33,485,460
Niagara Falls NY Bridge Commission Series B (Transportation Revenue, National Insured)	5.25	10-1-2015	60,000	60,334
Oyster Bay NY Public Improvement Series B (GO, AGM Insured)	3.00	11-1-2018	1,140,000	1,207,032
Suffolk County NY Economic Development Catholic Health Services (Health Revenue)	5.00	7-1-2016	1,250,000	1,337,775
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2016	2,245,000	2,410,861
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2017	2,365,000	2,597,361
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2018	2,640,000	2,943,283
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2019	2,775,000	3,118,351
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2020	2,915,000	3,270,251
Suffolk County NY Public Improvement Series A (GO)	4.00	5-15-2018	1,615,000	1,775,305
Suffolk County NY Refunding Bond (GO, AGM Insured)	5.00	2-1-2016	4,185,000	4,439,197
Suffolk County NY Refunding Bond (GO, AGM Insured)	5.00	2-1-2017	1,500,000	1,649,655
Suffolk County NY Refunding Bond Series A (GO)	5.00	4-1-2018	2,700,000	3,054,915
Suffolk County NY Refunding Bond Series A (GO)	5.00	4-1-2019	1,385,000	1,597,293
Suffolk County NY Refunding Bond Series B (GO)	4.00	10-1-2015	1,000,000	1,035,630
Tobacco Settlement Financing Corporation Asset Backed Revenue Bonds Series B (Tobacco Revenue)	5.00	6-1-2019	12,000,000	12,378,480
Tobacco Settlement Financing Corporation Asset Backed Revenue Bonds Series B (Tobacco Revenue)	5.00	6-1-2020	20,000,000	21,503,200
Triborough Bridge & Tunnel Authority New York Various Refunding Bond Sub Series BE (Transportation Revenue) ±	0.75	1-1-2032	31,200,000	31,373,472
Troy NY Troy Capital Resource Corporation Series B (Education Revenue)	5.00	9-1-2015	2,000,000	2,085,400
Westchester County NY Westchester County Healthcare Corporation Series B (Health Revenue)	4.00	11-1-2014	1,700,000	1,705,389
Westchester County NY Westchester County Healthcare Corporation Series B (Health Revenue)	5.00	11-1-2014	3,315,000	3,328,326
Westchester County NY Westchester County Healthcare Corporation Series B (Health Revenue)	5.00	11-1-2015	3,000,000	3,141,870
Yonkers NY IDA Series A (GO)	5.00	10-1-2014	1,500,000	1,500,195
Yonkers NY IDA Series A (GO)	5.00	10-1-2015	2,295,000	2,401,603
Yonkers NY IDA Series A (GO)	5.00	10-1-2016	2,000,000	2,168,220
				696,350,347

North Carolina : 0.95%
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, AGM Insured)	6.00	1-1-2019	890,000	967,724
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2016	5,000,000	5,288,400
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2017	10,000,000	10,964,100
North Carolina Grant Anticipation Capital Improvement (Miscellaneous Revenue) ±	4.00	3-1-2023	11,500,000	12,466,230
North Carolina Medical Care Commission Healthcare Facilities Series A (Health Revenue, JPMorgan Chase & Company SPA) ø	0.12	11-1-2034	30,850,000	30,850,000

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
North Carolina (continued)
North Carolina Medical Care Commission Novant Health Obligated Group Series A (Health Revenue)	4.00%	11-1-2017	$875,000	$953,811
				61,490,265

North Dakota : 0.10%
Fargo ND Sanford Health System (Health Revenue)	4.00	11-1-2015	4,115,000	4,283,304
Ward County ND HCFA Trinity Obligated Group (Health Revenue)	5.13	7-1-2018	1,000,000	1,041,900
Ward County ND HCFA Trinity Obligated Group (Health Revenue)	5.25	7-1-2015	1,375,000	1,412,785
				6,737,989

Ohio : 3.50%
Akron OH Sewer System (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2014	2,175,000	2,188,942
Cleveland OH Airport System (Airport Revenue)	4.00	1-1-2015	5,245,000	5,291,156
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	4.00	12-1-2015	1,640,000	1,705,124
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	5.00	12-1-2016	1,705,000	1,866,890
Franklin County OH Hospital Current Refunding Ohio Health Corporation Series B (Health Revenue) ±	5.00	11-15-2033	16,705,000	18,658,149
Lancaster OH Port Authority Gas Supply Refunding Bond (Utilities Revenue) ±	0.82	5-1-2038	73,500,000	73,793,265
Lorain County OH Port Authority EDA Series A (Health Revenue)	4.00	11-15-2018	670,000	719,627
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.21	5-1-2034	13,565,000	13,565,000
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue)	4.00	5-1-2015	1,625,000	1,630,103
Montgomery County OH Catholic Health Initiatives Series B1 (Health Revenue, Bank of New York Mellon SPA) ø	0.08	3-1-2027	15,700,000	15,700,000
Montgomery County OH Catholic Health Initiatives Series C2 (Health Revenue, U.S. Bank NA SPA) ø	0.08	10-1-2041	20,000,000	20,000,000
Montgomery County OH Catholic Health Refunding Bond Series B-2 (Health Revenue, U.S. Bank NA SPA) ø	0.08	3-1-2027	10,000,000	10,000,000
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2016	750,000	779,933
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2017	1,575,000	1,670,823
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2018	1,000,000	1,076,700
Ohio Air Quality Development Authority Pollution Control Facilities Refunding Bond FirstEnergy Generation Project (Resource Recovery Revenue) ±	3.10	3-1-2023	10,000,000	10,132,900
Ohio Higher Educational Facility Commission University Hospital Health System Series C (Health Revenue) ±	4.88	1-15-2039	2,050,000	2,124,477
Ohio Higher Educational Facility Commission University of Dayton Project Series B (Education Revenue) ±	1.29	7-1-2016	10,000,000	10,019,500
Ohio Water Development Authority Pollution Control Facilities Refunding Bond FirstEnergy Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	30,000,000	30,532,200
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2018	2,000,000	2,220,420
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2019	2,215,000	2,486,958
				226,162,167

Oklahoma : 0.46%
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2018	2,650,000	3,019,437
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2019	2,000,000	2,318,920
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) ±(m)(n)	0.11	6-1-2019	17,650,000	17,032,250
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00	6-1-2017	3,715,000	3,891,760
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2018	530,000	590,712

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oklahoma (continued)
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00%	6-1-2020	$695,000	$793,002
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	2,024,660
				29,670,741

Other : 0.64%
Branch Banking & Trust Municipal Trust Various States Class C (Miscellaneous Revenue, Rabobank LOC) 144Aø	0.64	2-1-2016	13,060,000	13,060,000
Branch Banking & Trust Municipal Trust Various States Class D (Miscellaneous Revenue, Rabobank LOC) ø	0.79	12-1-2017	13,745,000	13,745,000
Public Housing Capital Fund Trust I (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	10,719,204	11,206,820
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	3,230,611	3,235,780
				41,247,600

Pennsylvania : 5.83%
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,000,000	1,012,250
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, FGIC Insured)	5.00	1-1-2017	2,500,000	2,705,225
Allegheny County PA IDA Carnegie Museums of Pittsburgh (Miscellaneous Revenue, Citizens Bank LOC) ø	0.10	8-1-2032	16,295,000	16,295,000
Allegheny County PA Series C-68 (GO)	5.00	11-1-2017	1,340,000	1,510,743
Chester County PA IDA Virginia Beach Renaissance Academy Project Series A (Education Revenue)	5.63	10-1-2015	550,000	550,105
Chester PA EDA (Miscellaneous Revenue, Municipal Government Guaranty Insured)	7.00	3-1-2019	7,435,000	7,465,930
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	5.00	1-1-2015	2,310,000	2,336,380
Delaware County PA Authority Elwyn Project (Housing Revenue)	4.00	6-1-2016	1,650,000	1,726,346
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	2,560,000	2,561,869
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2018	1,250,000	1,415,263
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	8,650,000	9,697,342
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.25	12-1-2020	9,300,000	9,300,000
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.25	12-1-2020	29,900,000	29,900,000
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	5,015,000	5,567,352
Delaware Valley PA Regional Finance Authority Series C (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.25	12-1-2020	9,400,000	9,400,000
Delaware Valley PA Regional Finance Authority Series D (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.25	12-1-2020	49,200,000	49,200,000
Erie PA Higher Education Building Authority Mercyhurst College Project (Education Revenue)	5.00	3-15-2018	1,075,000	1,162,441
Lackawanna County PA Riverside School District Project (GO, Build America Mutual Assurance Company Insured)	4.00	10-15-2019	1,400,000	1,555,470
Lackawanna County PA Riverside School District Project (GO, Build America Mutual Assurance Company Insured)	4.00	10-15-2020	1,455,000	1,615,312
Manheim Township PA School District Series A (GO) ±%%	0.51	5-1-2025	4,700,000	4,700,846
McKeesport PA Area School District CAB Series A (GO, Ambac Insured) ¤	0.00	10-1-2014	2,000,000	1,999,960
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	8-1-2015	2,495,000	2,592,430
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,425,000	1,502,577
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.25	10-15-2014	900,000	901,440
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2014	7,500,000	7,540,425
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2015	1,675,000	1,732,151

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Pennsylvania EDFA PPL Energy Supply LLC Series C (Utilities Revenue) ±	3.00%	12-1-2037	$5,000,000	$5,076,400
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) ±	0.40	6-1-2044	20,000,000	20,000,000
Pennsylvania HEFAR Foundation Indiana University PA Series A (Education Revenue, Syncora Guarantee Incorporated Insured) ±	0.61	7-1-2017	2,460,000	2,461,402
Pennsylvania HEFAR Temple University (Education Revenue, National Insured)	5.00	4-1-2020	745,000	795,682
Pennsylvania Public School Building Project (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.54	6-1-2023	15,810,000	15,810,000
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	0.64	12-1-2017	14,765,000	14,819,335
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.81	6-1-2015	13,770,000	13,802,635
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.19	12-1-2019	18,100,000	18,532,409
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.31	12-1-2020	11,250,000	11,527,200
Philadelphia PA Gas Works 17th Series 1975 General Ordinance (Utilities Revenue, AGM Insured)	5.38	7-1-2016	5,000,000	5,400,950
Philadelphia PA Gas Works 4th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.25	8-1-2015	1,150,000	1,154,577
Philadelphia PA Gas Works Revenue Refunding Bonds Tenth Series (Utilities Revenue, AGM Insured)	5.00	7-1-2019	2,500,000	2,876,325
Philadelphia PA Gas Works Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2015	2,000,000	2,072,540
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2015	1,500,000	1,530,000
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2016	1,500,000	1,566,495
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2018	8,385,000	9,068,545
Philadelphia PA Housing Authority (Housing Revenue, AGM Insured)	5.25	12-1-2017	2,335,000	2,344,480
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2015	1,000,000	1,024,160
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2016	1,370,000	1,457,159
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2017	1,500,000	1,639,200
Philadelphia PA Refunding Bond Series A (GO, AGM Insured)	5.00	12-15-2015	1,315,000	1,388,127
Philadelphia PA School District Refunding Notes Series C (GO)	5.00	9-1-2019	5,945,000	6,846,619
Philadelphia PA School District Series A (GO, Ambac Insured)	5.00	8-1-2015	10,105,000	10,498,186
Philadelphia PA School District Series A (GO, Ambac Insured)	5.00	8-1-2016	5,210,000	5,415,951
Philadelphia PA School District Series B (GO, AGM Insured)	5.00	6-1-2015	4,655,000	4,796,233
Philadelphia PA School District Series C (GO)	5.00	9-1-2017	1,500,000	1,671,555
Philadelphia PA Series A (GO)	5.00	7-15-2017	1,000,000	1,117,500
Philadelphia PA Series A (GO)	5.00	7-15-2018	1,000,000	1,144,520
Philadelphia PA Series A (GO, AGM Insured)	5.00	8-1-2019	4,550,000	4,984,707
Pittsburgh PA Series A (GO)	4.00	9-1-2015	825,000	853,314
Pittsburgh PA Series A (GO)	4.00	9-1-2016	600,000	639,540
Pittsburgh PA Water & Sewer Authority Series C-2 (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.16	9-1-2035	14,500,000	14,500,000
Reading PA Parking Authority CAB (Transportation Revenue, National Insured) ¤	0.00	11-15-2019	1,000,000	874,010
Scranton PA TAN Series A (GO)	4.50	12-15-2014	440,000	440,053
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2015	1,900,000	1,945,277
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2016	2,855,000	3,044,429
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2017	2,685,000	2,950,520
Susquehanna PA Regional Airport Authority Sub Series C (Airport Revenue)	3.00	1-1-2017	3,320,000	3,407,515
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2015	1,435,000	1,471,363
				376,895,770

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico : 1.46%
Puerto Rico Commonwealth Highway & Transportation Authority Refunding Bond Series AA (Transportation Revenue, National Insured)	5.50%	7-1-2017	$7,885,000	$7,964,560
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	3,925,000	4,023,439
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	25,690,000	26,330,452
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	16,825,000	17,320,665
Puerto Rico Electric Power Authority Refunding Bond Series SS (Utilities Revenue, National Insured)	4.25	7-1-2017	550,000	550,781
Puerto Rico Government Development Bank (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	23,470,000	23,497,225
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue)	5.00	12-1-2018	900,000	902,709
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue)	5.00	12-1-2019	1,050,000	1,053,066
Puerto Rico Highway & Transportation Authority Refunding Bond Series Z (Tax Revenue, National Insured)	6.25	7-1-2015	2,225,000	2,229,584
Puerto Rico Public Buildings Authority Government Facilities Refunding Bond Series F (Miscellaneous Revenue, CIFG Insured)	5.25	7-1-2017	10,200,000	10,220,094
				94,092,575

Rhode Island : 0.15%
Rhode Island Health & Educational Building Corporation Hospital Financing Revenue Refunding Bonds Lifespan Obligated Group Issue Series A (Health Revenue, AGM Insured)	5.00	5-15-2018	4,300,000	4,558,989
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	3.00	5-15-2015	1,230,000	1,245,240
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2016	1,015,000	1,060,604
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2017	1,500,000	1,596,495
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	5.00	5-15-2019	1,000,000	1,135,240
				9,596,568

South Carolina : 0.40%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-2014	2,860,000	2,860,286
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	119,099	109,571
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	132,758	111,517
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	179,606	136,501
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	198,490	134,973
Lexington County SC Health Services Incorporated (Health Revenue)	5.00	11-1-2014	500,000	502,080
Newberry SC Investing in Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2014	1,000,000	1,007,600
Piedmont Municipal Power Agency South Carolina Unrefunded Balance 2004 Series A (Utilities Revenue, FGIC Insured)	6.50	1-1-2016	1,860,000	1,997,342
Scago SC Educational Facilities Corporation Calhoun School District Project (Miscellaneous Revenue, Radian Insured)	5.00	12-1-2021	2,500,000	2,601,400
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	3.00	2-1-2015	225,000	226,845
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	5.00	2-1-2015	1,145,000	1,162,576
South Carolina Jobs EDA Brashier Charter LLC Project (Education Revenue, SunTrust Bank LOC) ø	0.19	12-1-2038	3,920,000	3,920,000
South Carolina Public Service Authority Refunding Notes (Water & Sewer Revenue, AGM/Ambac Insured, Citibank NA LIQ) 144Aø	0.19	1-1-2016	10,780,000	10,780,000
				25,550,691

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Tennessee : 1.91%
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00%	10-1-2014	$1,650,000	$1,650,198
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-2014	4,085,000	4,085,490
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	3,230,000	3,514,402
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2017	1,330,000	1,470,009
Clarksville TN Water Sewer & Gas Refunding Bond (Water & Sewer Revenue)	4.00	2-1-2017	835,000	898,151
Knox County TN Health, Educational, & Housing Facilities Board University Health Systems Incorporated (Health Revenue)	5.00	4-1-2019	1,425,000	1,534,668
Memphis-Shelby County TN Airport Authority Series A1 (Airport Revenue)	5.75	7-1-2019	1,500,000	1,770,945
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.38	7-1-2018	1,000,000	1,140,860
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.50	7-1-2019	1,505,000	1,759,766
Memphis-Shelby County TN Industrial Development Board Boys & Girls Club Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.19	1-1-2028	4,530,000	4,530,000
Nashville TN Davidson County HEFA Vanderbilt University Series B (Education Revenue) ±	0.64	10-1-2038	11,000,000	11,046,860
Shelby County TN Health Educational & Housing Facilities Series A (Health Revenue)	5.00	9-1-2015	2,750,000	2,865,858
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2015	19,040,000	19,733,437
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	7,330,000	7,838,042
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	5,440,000	5,999,178
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	3,300,000	3,703,656
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2019	6,225,000	7,074,401
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2015	12,500,000	12,666,750
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	14,000,000	15,076,880
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	8,895,000	9,754,791
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,085,000	5,648,367
				123,762,709

Texas : 8.46%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00	8-15-2034	420,000	433,075
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-2017	500,000	549,755
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue) ±	3.00	1-1-2045	8,000,000	8,114,800
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2017	1,500,000	1,637,355
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2016	250,000	260,288
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2018	250,000	271,398
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2019	750,000	825,015
Clear Creek TX Independent School District Series B (GO) ±	3.00	2-15-2032	3,000,000	3,223,680
Dallas TX International Airport Facilities Series 2001-A1 (Industrial Development Revenue)	6.15	1-1-2016	3,000,000	3,052,500
Denton TX Independent School District Series B (GO) ±	2.00	8-1-2044	39,075,000	39,856,500
Eagle Mountain & Saginaw TX Independent School District (GO) ±	2.00	8-1-2050	12,150,000	12,461,648
Harris County TX Cultural Education Facilities Finance Corporation Memorial Hermann Health Systems Series A (Health Revenue)	3.13	6-1-2015	2,290,000	2,334,243
Harris County TX Cultural Education Facilities Finance Corporation Memorial Hermann Health Systems Series C (Health Revenue) ø	0.03	12-1-2043	8,450,000	8,450,000
Houston TX Airport System United Airlines Incorporated Terminal E Project (Airport Revenue)	4.50	7-1-2020	2,000,000	2,062,240

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Houston TX Higher Education Finance Corporation Refunding Bonds Rice University Series B (Education Revenue) ±	0.57%	5-15-2048	$20,000,000	$20,074,600
Houston TX Housing Finance Corporation Series A (Housing Revenue, GNMA/FNMA Insured) ±	6.75	6-1-2033	370,000	381,840
Houston TX Independent School District Limited Tax (GO)	4.25	2-15-2021	5,075,000	5,471,307
Houston TX Utility System Revenue Series C (Water & Sewer Revenue) ±	0.64	5-15-2034	90,000,000	90,517,500
Laredo TX Public Property Finance Contractual Obligation (GO)	3.88	2-15-2018	2,735,000	2,945,157
Love Field TX Airport Modernization Corporation Southwest Airlines Company Project (Airport Revenue)	5.00	11-1-2016	5,000,000	5,366,600
Lower Colorado River Texas Revenue Authority Unrefunded Balance 2012 Series A (Miscellaneous Revenue, AGM Insured)	5.88	5-15-2015	1,510,000	1,517,097
Mansfield TX Independent School District (GO) ±	1.75	8-1-2042	8,245,000	8,399,924
North East TX Independent School District Series A (GO) ±	2.00	8-1-2042	25,000,000	25,677,500
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2017	850,000	944,614
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A1 (Education Revenue) ±	0.64	7-1-2019	300,000	299,988
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.24	4-1-2037	10,120,000	10,120,101
North Texas Tollway Authority Refunding Bond Series A (Transportation Revenue) ±	0.84	1-1-2050	5,000,000	4,999,900
Northside TX Independent School District Building Project (GO) ±	2.00	8-1-2044	20,000,000	20,437,600
Pflugerville TX Independent School District Series A (GO) ±	2.00	8-15-2039	27,000,000	27,578,610
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.17	12-1-2039	13,600,000	13,600,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.17	12-1-2039	13,625,000	13,625,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.17	11-1-2040	10,000,000	10,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.17	11-1-2040	24,930,000	24,930,000
San Antonio TX Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2018	510,000	571,098
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2019	655,000	748,580
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2020	920,000	1,055,967
Texas Affordable Housing Corporation (Housing Revenue, GNMA/FNMA Insured)	5.50	9-1-2038	140,000	144,414
Texas Municipal Gas Acquisition & Supply Corporation II Series 2007-042-1993B (Utilities Revenue, BNP Paribas LIQ) 144Aø	0.19	9-15-2018	31,000,000	31,000,000
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.86	9-15-2017	3,960,000	3,957,624
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.51	9-15-2017	38,500,000	38,568,496
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	500,000	539,975
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2017	6,450,000	7,160,855
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2018	4,500,000	5,073,165
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2019	7,000,000	8,041,110
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2017	1,745,000	1,942,796
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series B (Utilities Revenue) ±	0.71	12-15-2017	910,000	909,864
Texas PFA Assessment Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	1-1-2018	14,000,000	14,864,780
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2017	3,000,000	3,304,260
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2018	3,395,000	3,772,354

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00%	11-1-2019	$2,375,000	$2,666,840
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.30	4-1-2026	28,650,000	28,650,000
Texas Transportation Commission Turnpike System First Tier PUTTER Series B (Transportation Revenue) ±	1.25	8-15-2042	4,000,000	4,012,480
Tomball TX Independent School District Series B2 (GO) ±	3.00	2-15-2039	10,000,000	10,677,700
Waco TX Educational Finance Corporation Baylor University Series A (Education Revenue, Bank of New York Mellon SPA) ø	0.05	2-1-2032	8,700,000	8,700,000
				546,782,193

Utah : 0.02%
Utah Charter School Finance Authority North Davis Preparatory (Education Revenue)	5.00	7-15-2015	180,000	182,632
Utah Charter School Finance Authority Summit Academy Series A (Education Revenue)	5.13	6-15-2017	920,000	957,656
				1,140,288

Vermont : 0.46%
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.73	6-1-2022	29,591,535	29,648,055

Virgin Islands : 0.22%
Virgin Islands PFA Matching Fund Loan Notes Diageo Series A (Miscellaneous Revenue)	6.00	10-1-2014	1,105,000	1,105,111
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Water & Sewer Revenue)	5.00	10-1-2014	1,020,000	1,020,112
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2014	885,000	885,097
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2014	2,250,000	2,250,248
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2016	7,500,000	7,983,000
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	4.00	10-1-2014	600,000	600,048
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00	10-1-2015	620,000	644,874
				14,488,490

Virginia : 0.41%
Albemarle County VA Industrial Development Revenue Jefferson Scholars Foundation Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.19	10-1-2037	7,500,000	7,500,000
Charles City VA EDA Solid Waste Disposal Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	8-1-2027	3,150,000	3,155,859
Fairfax County VA EDA Mount Vernon Ladies Association Project (Industrial Development Revenue, SunTrust Bank LOC) ø	0.19	6-1-2037	13,600,000	13,600,000
Marquis VA CDA CAB Series A (Tax Revenue) (i)	5.10	9-1-2036	2,169,000	1,953,076
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	3,493,000	504,459
				26,713,394

Washington : 0.27%
Port Kalama WA Series B (Airport Revenue)	5.25	12-1-2015	340,000	350,625
Washington HCFR Catholic Health Initiatives Series B (Health Revenue, JPMorgan Chase & Company SPA) ø	0.08	3-1-2032	16,250,000	16,250,000
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10-1-2014	790,000	790,071
				17,390,696

Wisconsin : 1.37%
Deutsche Bank Spears/Lifers Trust Series DBE 1228 (Housing Revenue, Deutsche Bank LIQ) 144A±	0.52	12-1-2048	20,000,000	20,000,000
Milwaukee WI RDA Public Schools Refunding Bond Series A (Miscellaneous Revenue)	5.00	8-1-2018	5,170,000	5,889,974
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.95	12-1-2038	1,505,000	1,505,000

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø		0.95%	10-1-2042	$2,240,000	$2,240,000
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)		5.00	7-1-2022	10,080,000	11,207,549
Wisconsin HEFA Ascension Health Alliance Series B (Health Revenue) ±		4.00	11-15-2043	13,000,000	14,538,160
Wisconsin HEFA Medical College Incorporated (Health Revenue)		4.00	12-1-2015	1,310,000	1,356,178
Wisconsin HEFA Medical College Incorporated (Health Revenue)		5.00	12-1-2014	1,350,000	1,359,612
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)		5.00	6-1-2019	4,140,000	4,318,889
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)		5.00	8-15-2015	1,750,000	1,822,485
Wisconsin HEFA Ministry Healthcare Series C (Health Revenue)		5.00	8-15-2016	500,000	541,990
Wisconsin HEFA ThedaCare Incorporated (Health Revenue)		5.00	12-15-2014	1,060,000	1,069,010
Wisconsin HEFA ThedaCare Incorporated Series A (Health Revenue)		5.00	12-15-2014	1,730,000	1,746,245
Wisconsin HEFA ThedaCare Incorporated Series B (Health Revenue)		4.00	12-15-2014	3,405,000	3,429,891
Wisconsin HEFA Unity Point Health Facilities Series B (Health Revenue) ø		0.12	12-1-2041	9,000,000	9,000,000
Wisconsin HEFA Wheaton Franciscan Healthcare (Health Revenue)		5.25	8-15-2017	8,160,000	8,754,211
					88,779,194

Wyoming : 0.23%
Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø		0.22	1-1-2017	15,000,000	15,000,000

Total Municipal Obligations (Cost $6,144,523,099)					6,200,521,829

Other : 0.96%
Nuveen Dividend Advantage Municipal Fund 3, Institutional MuniFund Term Preferred Shares ±144A				62,000,000	62,000,000
Total Other (Cost $62,000,000)					62,000,000

		Yield		Shares
Short-Term Investments : 2.87%
Investment Companies : 2.87%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##		0.01		185,832,623	185,832,623

Total Short-Term Investments (Cost $185,832,623)					185,832,623

Total investments in securities (Cost $6,392,355,722)*	99.74%				6,448,354,452
Other assets and liabilities, net	0.26				16,962,770

Total net assets	100.00%				$6,465,317,222

±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(i)	Illiquid security
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $6,392,424,686 and unrealized gains (losses) consists of:

Gross unrealized gains	$60,928,397
Gross unrealized losses	(4,998,631)

Net unrealized gains	$55,929,766

Wells Fargo Advantage Short-Term Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$6,111,503,954	$89,017,875	$6,200,521,829
Other	0	62,000,000	0	62,000,000
Short-term investments
Investment companies	185,832,623	0	0	185,832,623

Total assets	$185,832,623	$6,173,503,954	$89,017,875	$6,448,354,452

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2014	$79,017,875
Accrued discounts (premiums)	117,967
Realized gains (losses)	0
Change in unrealized gains (losses)	(117,967)
Purchases	10,000,000
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2014	$89,017,875

Change in unrealized gains (losses) relating to securities still held at September 30, 2014	$(117,967)

The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 83.81%
Alabama : 0.66%
Chatom AL Industrial Development Board Solid Waste Disposal (Utilities Revenue)	4.00%	8-1-2016	$1,875,000	$1,976,813
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	7,155,000	7,700,998
				9,677,811

Alaska : 0.44%
Alaska Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.15	12-1-2041	6,500,000	6,500,000

Arizona : 1.63%
Arizona Navajo Tribal Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	4,687,000	4,878,042
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project Series A (Tax Revenue)	4.00	7-1-2017	900,000	968,022
Florence AZ IDA Legacy Traditional School Project (Education Revenue)	4.00	7-1-2018	410,000	417,278
Phoenix AZ IDA Legacy Traditional School Project Series A (Education Revenue) 144A	5.75	7-1-2024	1,400,000	1,507,016
Phoenix AZ Industrial Development Revenue Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	820,000	849,569
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	5.50	12-15-2023	1,070,000	1,125,137
Pima County AZ IDA Series A (Education Revenue)	7.75	7-1-2035	1,000,000	1,001,110
Pima County AZ IDA Series A (Education Revenue)	8.13	7-1-2041	3,000,000	3,003,390
Pima County AZ Industrial Development Revenue Charter School (Education Revenue)	4.00	7-1-2016	400,000	408,004
Pima County AZ Industrial Development Revenue Charter School (Education Revenue)	4.00	7-1-2017	1,140,000	1,170,780
Salt Verde AZ Financial Corporation Project (Utilities Revenue)	5.25	12-1-2020	1,565,000	1,818,327
Tempe AZ IDA Friendship Village Series A (Health Revenue)	4.00	12-1-2017	220,000	228,760
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2018	800,000	867,792
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2019	1,000,000	1,088,070
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2015	1,660,000	1,708,754
Verrado AZ Community Facilities District #1 Series A (GO) 144A	4.25	7-15-2019	1,320,000	1,417,046
Verrado AZ Community Facilities District #1 Series A (GO) 144A	5.00	7-15-2020	700,000	774,872
Verrado AZ Community Facilities District #1 Series A (GO) 144A	5.00	7-15-2021	500,000	550,255
				23,782,224

Arkansas : 0.42%
Fort Smith AR Sales & Use Tax Improvement Bonds (Tax Revenue)	2.38	5-1-2027	355,000	356,903
Pulaski County AR HCFR Catholic Healthcare Series B (Health Revenue, U.S. Bank NA SPA) ø	0.08	12-1-2028	5,800,000	5,800,000
				6,156,903

California : 6.23%
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2014	625,000	624,994
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2017	2,085,000	2,000,349
California Bay Area Toll Authority Toll Bridge Revenue Series E-3 (Transportation Revenue) ±	0.74	4-1-2047	11,600,000	11,604,640
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, AGM Insured) ¤	0.00	1-15-2020	3,930,000	3,470,033
California HFA AMT Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.20	8-1-2015	610,000	626,281
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±	0.29	8-1-2037	11,000,000	10,915,850

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
California Infrastructure & Economic Development Refunding Bonds Museum Art Project Series A (Miscellaneous Revenue) ±	1.86%	12-1-2037	$3,000,000	$3,096,870
California PCFA Refunding Bond Pacific Gas & Electric Company Series D (Industrial Development Revenue, FGIC Insured)	4.75	12-1-2023	1,515,000	1,628,686
California Public Works Board Lease Community College Project Series B (Miscellaneous Revenue, Ambac Insured)	5.63	3-1-2016	200,000	200,888
California Public Works Board Lease Revenue Bond California State University Project Series C (Miscellaneous Revenue, National Insured)	5.38	10-1-2016	500,000	502,115
California Public Works Board Lease Revenue Bond California State University Project Series C (Miscellaneous Revenue, National Insured)	5.40	10-1-2022	700,000	702,898
California Series B (GO) ±	0.94	5-1-2018	3,000,000	3,050,490
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ø	0.04	11-1-2036	10,000,000	10,000,000
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2017	1,130,000	1,242,458
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2018	1,060,000	1,184,624
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	2,370,000	2,369,739
California Various Purpose Bonds (Miscellaneous Revenue)	6.25	10-1-2019	15,000	15,456
Delhi CA Unified School District CAB (GO, Ambac Insured) ¤	0.00	8-1-2019	2,500,000	2,190,125
Downey CA School Facilities Financing Authority PFOTER Series 4066 (Miscellaneous Revenue, National Insured, Dexia Credit Local LIQ) ø	0.24	8-1-2025	3,945,000	3,945,000
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	4,400,000	4,475,856
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	4,300,000	4,557,957
Los Angeles County CA Schools Regionalized Business Services CAB Series A (Miscellaneous Revenue, Ambac Insured) ¤	0.00	8-1-2016	1,945,000	1,875,311
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.88	7-1-2027	12,805,000	11,903,272
Palmdale CA Civic Authority Civic Center Refinancing Series A (Tax Revenue, National Insured)	5.60	7-1-2015	35,000	35,127
Sacramento County CA Sanitation District PFOTER Series 3934 (Water & Sewer Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.19	12-1-2035	4,995,000	4,995,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12-1-2017	1,455,000	1,574,252
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12-1-2018	2,110,000	2,362,082
				91,150,353

Colorado : 1.27%
Colorado ECFA Rocky Mountain Classical Academy Project (Education Revenue)	6.38	9-1-2023	2,310,000	2,345,135
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Project (Health Revenue)	5.25	6-1-2024	3,380,000	3,502,288
Colorado Health Facilities Authority Total Long Term Care Incorporated (Health Revenue)	4.25	11-15-2015	295,000	298,726
Denver CO City & County Airport Series G2 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.20	11-15-2025	10,070,000	10,070,000
University of Colorado Enterprise Systems PFOTER Series 3840 (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.19	6-1-2025	2,410,000	2,410,000
				18,626,149

Connecticut : 2.29%
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2017	1,070,000	1,179,140
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2020	500,000	574,525
Connecticut Series A (GO) ±	0.79	3-1-2021	4,315,000	4,327,686
Connecticut Series A (GO) ±	0.92	4-15-2018	5,000,000	5,072,600
Connecticut Series A (GO) ±	0.96	5-15-2018	2,000,000	2,034,280
Connecticut Series A (GO) ±	1.24	3-1-2018	2,500,000	2,511,225
Connecticut Series A (GO) ±	1.29	4-15-2020	7,000,000	7,181,650
Connecticut Series A (GO) ±	1.39	3-1-2019	4,050,000	4,169,192

2

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Connecticut (continued)
Connecticut Series D (GO) ±	0.81%	9-15-2018	$1,000,000	$1,013,410
Connecticut Series D (GO) ±	0.96	9-15-2019	3,300,000	3,340,986
Hamden CT Refunding Bond (GO)	5.00	8-15-2019	1,835,000	2,080,596
				33,485,290

Florida : 5.22%
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,000,000	5,419,700
Escambia County FL School Board (Miscellaneous Revenue, National Insured)	5.00	2-1-2020	4,525,000	4,598,848
Florida Cityplace Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2017	500,000	541,090
Florida Cityplace Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2018	1,375,000	1,512,555
Florida Correctional Privatization Commission Certificate of Participation 350 Bed Youthful Polk County Series B (Miscellaneous Revenue, Ambac Insured)	5.00	8-1-2017	40,000	40,639
Florida Department of Environmental Protection Everglades Restoration Series A (Tax Revenue, AGM Insured) ø	0.09	7-1-2027	9,500,000	9,500,000
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue, Ambac Insured)	5.95	10-1-2022	1,400,000	1,397,088
Florida Mid-Bay Bridge Authority Series B (Transportation Revenue)	5.00	10-1-2016	2,000,000	2,155,940
Florida Municipal Loan Council Revenue Series A (Miscellaneous Revenue, National Insured)	5.25	11-1-2015	150,000	150,566
Florida Village Community Development District #10 Special Assignment (Miscellaneous Revenue)	5.13	5-1-2024	4,645,000	4,967,409
Lakeland FL Hospital System Lakeland Regional Health System (Health Revenue)	5.00	11-15-2022	4,495,000	5,023,432
Manatee County FL HFA SFHR Series A (Housing Revenue, GNMA/FNMA Insured)	6.57	5-1-2039	25,000	26,487
Miami Beach FL Health Facilities Authority (Health Revenue)	6.75	11-15-2029	11,551,000	11,646,180
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2017	1,000,000	1,097,600
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	8-1-2021	4,310,000	4,576,703
Midtown Miami FL CDA Special Assessment Revenue Infrastructure Project Series B (Miscellaneous Revenue)	4.25	5-1-2024	1,000,000	1,035,640
Midtown Miami FL CDA Special Assessment Revenue Parking Garage Project Series A (Miscellaneous Revenue)	4.25	5-1-2024	1,000,000	1,035,640
Orange County FL IDA Various Central Florida Kidney Centers (Industrial Development Revenue, SunTrust Bank LOC) ø	0.19	12-1-2020	1,000,000	1,000,000
Orange County FL Tourist Development Tax (Miscellaneous Revenue, Ambac/MBIA Insured)	6.00	10-1-2016	110,000	114,822
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.37	8-1-2029	13,045,000	13,045,000
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	500,000	543,360
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2016	800,000	817,592
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2017	570,000	586,621
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2018	585,000	603,907
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2017	820,000	843,911
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2018	845,000	872,310
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	3,055,000	3,264,542
				76,417,582

3

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Georgia : 0.75%
Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.60%	11-1-2038	$5,000,000	$5,138,450
Augusta GA MFHR Ashton Bon Air Apartments Project (Housing Revenue, GNMA Insured)	4.90	11-20-2024	885,000	890,620
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project (Industrial Development Revenue) ±	1.75	12-1-2049	2,000,000	2,034,700
Cherokee County GA Water & Sewage Authority (Water & Sewer Revenue, National Insured)	6.90	8-1-2018	5,000	5,026
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2024	2,500,000	1,395,300
Private Colleges & Universities Authority of Georgia (Education Revenue)	5.00	10-1-2019	1,325,000	1,511,282
				10,975,378

Guam : 0.47%
Guam Department of Education John F. Kennedy High School Project Series A Certificate of Participation (Miscellaneous Revenue)	5.50	12-1-2015	650,000	663,611
Guam Government Waterworks Authority Water & Wastewater System (Water & Sewer Revenue)	4.00	7-1-2016	1,255,000	1,311,500
Guam Government Waterworks Authority Water & Wastewater System Series A (Water & Sewer Revenue)	5.00	7-1-2020	1,000,000	1,134,310
Guam International Airport Authority Series C (Airport Revenue)	6.00	10-1-2023	3,405,000	3,782,819
				6,892,240

Illinois : 15.81%
Chicago IL Board of Education Dedicated Series C2 (GO) ±	1.14	3-1-2032	9,900,000	9,920,691
Chicago IL Board of Education School Reform Board Series A (GO, National Insured)	5.25	12-1-2020	1,000,000	1,129,260
Chicago IL Board of Education School Reform Board Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	10,255,000	7,771,239
Chicago IL Board of Education Series 2012 (GO, Dexia Credit Local LIQ) 144Aø	0.59	12-1-2034	12,185,000	12,185,000
Chicago IL Board of Education Series A3 (GO) ±	0.87	3-1-2036	16,200,000	15,773,778
Chicago IL CAB (GO, National Insured) ±	5.50	1-1-2019	3,225,000	3,427,788
Chicago IL O’Hare International Airport Series B (Airport Revenue, National Insured)	6.00	1-1-2027	1,800,000	1,808,172
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2023	1,350,000	1,573,763
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2024	1,415,000	1,633,844
Chicago IL Park District Harbor Facilities Series D (GO)	5.00	1-1-2022	1,500,000	1,757,055
Chicago IL Park District Harbor Facilities Series D (GO)	5.00	1-1-2023	1,175,000	1,383,198
Chicago IL Park District Limited Tax Series B (GO)	5.00	1-1-2022	4,495,000	5,265,308
Chicago IL Refunding Bonds (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.18	1-1-2034	7,000,000	7,000,000
Chicago IL Refunding Bonds Series A (GO, AGM Insured)	5.00	1-1-2024	2,400,000	2,486,448
Chicago IL Refunding Bonds Series C (GO)	5.00	1-1-2021	2,030,000	2,229,448
Chicago IL Series A (GO)	4.00	1-1-2019	810,000	864,108
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2022	9,750,000	10,097,490
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2023	1,985,000	2,056,500
Chicago IL Series A (GO, Ambac Insured)	5.00	11-1-2025	5,000,000	5,344,500
Chicago IL Series A (GO)	5.25	1-1-2022	2,015,000	2,130,036
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2021	4,675,000	4,787,294
Chicago IL Series D (GO, Ambac Insured)	5.00	12-1-2022	3,365,000	3,557,276
Chicago IL Series G (GO, Ambac Insured)	5.00	12-1-2024	1,100,000	1,153,493
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGM Insured)	5.25	6-1-2022	1,800,000	1,954,134
Cook & Du Page Counties IL Combined School District #113A CAB (GO, National Insured) ¤	0.00	12-1-2019	1,025,000	837,558
Cook County IL Community College District #510 South Suburban College CAB (GO, AGM Insured) ¤	0.00	12-1-2015	1,090,000	1,078,195

4

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Cook County IL School District #123 Oak Lawn CAB (GO, National Insured) ¤	0.00%	12-1-2021	$1,090,000	$886,377
Cook County IL Series A (GO)	5.25	11-15-2022	10,000,000	11,435,800
Deutsche Bank Spears/Lifers Trust Series DBE 1379 (GO, Deutsche Bank LIQ) ø144A	0.14	5-1-2032	10,000,000	10,000,000
Huntley IL Special Service Area #6 (Tax Revenue, AGM Insured)	4.60	3-1-2017	699,000	710,708
Illinois (GO)	5.00	1-1-2018	4,500,000	4,955,850
Illinois (GO)	5.00	7-1-2022	1,880,000	2,087,514
Illinois (GO, AGM Insured)	5.00	7-1-2023	4,875,000	5,490,615
Illinois Development Finance Authority Peoples Gas Light & Coke Company Series E (Utilities Revenue, Ambac Insured) ±	4.88	11-1-2038	2,500,000	2,510,200
Illinois Finance Authority Proctor Hospital Project Series A (Health Revenue)	5.13	1-1-2025	4,800,000	5,033,472
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10-1-2020	4,530,000	4,844,427
Illinois Municipal Electric Agency Power Series A (Utilities Revenue, National Insured)	5.25	2-1-2021	3,840,000	4,221,542
Illinois Series 2004 (GO)	5.00	9-1-2016	1,400,000	1,405,460
Illinois Series 2010 (GO)	5.00	1-1-2017	1,250,000	1,351,163
Illinois Series 2012 (GO, AGM Insured)	5.00	8-1-2020	5,050,000	5,730,690
Illinois Series 2012 (GO)	5.00	8-1-2021	5,545,000	6,186,945
Illinois Series A (GO)	5.00	4-1-2020	2,000,000	2,230,260
Illinois Series A (GO)	5.00	4-1-2023	3,500,000	3,864,315
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	2,370,000	1,850,069
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.07	1-1-2031	28,205,000	28,205,000
Kendall Kane & Will Counties IL Community Unit School District Series C (GO, AGM Insured) ¤	0.00	10-1-2017	1,350,000	1,302,359
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO, Ambac Insured) ¤	0.00	2-1-2017	1,610,000	1,510,180
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO, Ambac Insured) ¤	0.00	2-1-2018	1,000,000	903,930
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	1,100,000	949,487
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, National Insured) ¤	0.00	1-1-2018	4,000,000	3,879,840
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, AGM/FGIC Insured) ¤	0.00	1-1-2019	1,185,000	1,122,882
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2021	7,410,000	8,013,396
St. Clair County IL School District Series B (GO, National Insured)	4.75	1-1-2018	655,000	704,996
Will County IL School District #114 CAB Series C (GO, National Insured) ¤	0.00	12-1-2021	855,000	656,640
				231,249,693

Indiana : 2.05%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	16,205,000	17,471,421
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	2.01	11-15-2031	11,000,000	11,109,010
Indiana HFFA Ancilla System Incorporated (Health Revenue, National Insured)	5.25	7-1-2022	325,000	326,378
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2017	625,000	665,869
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2018	400,000	430,032
				30,002,710

Iowa : 0.29%
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.50	12-1-2015	780,000	793,970

5

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Iowa (continued)
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.88%	12-1-2016	$2,465,000	$2,556,895
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13	12-1-2017	780,000	818,282
				4,169,147

Kansas : 0.07%
Kansas Development Finance Authority (Health Revenue)	5.00	11-15-2015	500,000	523,890
Wyandotte County & Kansas City KS Unified Government Special Obligation International Speedway Corporation Project (Tax Revenue, National Insured) ¤	0.00	12-1-2014	505,000	503,106
				1,026,996

Kentucky : 0.95%
Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	1.79	2-1-2040	8,000,000	8,001,120
Christian County KY Jennie Stuart Medical Center (Health Revenue, AGM Insured)	5.25	2-1-2018	1,520,000	1,620,016
Kentucky EDFA Masonic Homes of Kentucky (Health Revenue)	3.00	11-15-2014	695,000	696,077
Kentucky EDFA Masonic Homes of Kentucky (Health Revenue)	3.00	11-15-2015	720,000	727,315
Kentucky EDFA Masonic Homes of Kentucky (Health Revenue)	4.00	11-15-2016	740,000	764,057
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2022	1,000,000	775,190
Pikeville KY Hospital Pikeville Medical Center (Health Revenue)	4.00	3-1-2015	750,000	760,065
Pikeville KY Hospital Pikeville Medical Center (Health Revenue)	5.00	3-1-2016	500,000	528,505
				13,872,345

Louisiana : 1.64%
Louisiana HFA SFHR Home Owner Series C-2 (Housing Revenue, GNMA Insured)	5.55	6-1-2035	115,000	118,637
Louisiana Tobacco Settlement Financing Corporation Revenue Bonds Series A (Tobacco Revenue)	5.00	5-15-2024	7,500,000	7,615,950
Louisiana Tobacco Settlement Financing Corporation Revenue Bonds Series A (Tobacco Revenue)	5.00	5-15-2025	7,500,000	7,807,650
New Orleans LA (GO, National Insured)	5.25	12-1-2022	3,540,000	3,719,513
St. Bernard Parish LA (Tax Revenue)	4.00	3-1-2019	3,355,000	3,652,890
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	4-1-2015	600,000	608,946
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	4-1-2016	500,000	520,710
				24,044,296

Maryland : 0.66%
Baltimore MD MSTR Series 152 (Water & Sewer Revenue, Societe Generale LOC, National Insured) ø144A	0.27	7-1-2020	3,000,000	3,000,000
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.29	7-1-2034	6,625,000	6,625,398
				9,625,398

Massachusetts : 1.59%
Massachusetts Educational Financing Authority (Education Revenue)	5.00	7-1-2018	750,000	841,920
Massachusetts Educational Financing Authority (Education Revenue)	5.00	7-1-2019	5,000,000	5,642,800
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	0.47	1-1-2018	3,000,000	3,013,140
University of Massachusetts Building Authority Series A (Education Revenue, Barclays Bank plc SPA) ø	0.05	5-1-2038	13,800,000	13,800,000
				23,297,860

6

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan : 3.58%
Detroit MI Distribution Aid (GO)	4.50%	11-1-2023	$975,000	$1,039,184
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2015	875,000	839,335
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2016	1,370,000	1,253,399
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2017	3,015,000	2,545,806
Detroit MI Financial Recovery Bonds (GO) ±	3.50	10-7-2016	6,500,000	6,492,135
Grand Haven MI (Utilities Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,061,560
Michigan Finance Authority Limited Obligation Cesar Chavez Academy Project (Education Revenue)	4.25	2-1-2017	1,000,000	1,005,260
Michigan Finance Authority Series A (Health Revenue)	5.00	6-1-2015	1,090,000	1,118,580
Michigan Finance Authority St. John Health System Series A (Health Revenue, Ambac Insured)	5.00	5-15-2018	300,000	301,200
Michigan Financial Authority Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2020	1,500,000	1,598,760
Michigan Financial Authority Local Government Loan Program Series C7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,000,000	2,284,540
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2022	2,700,000	3,091,095
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2023	1,000,000	1,146,700
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	6,355,000	7,260,079
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	1,080,000	1,233,652
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2023	3,670,000	4,185,745
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2024	2,130,000	2,442,215
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2019	500,000	507,390
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	150,000	154,688
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2018	595,000	615,099
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.13	5-1-2020	500,000	506,030
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2023	1,900,000	1,941,021
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	1,500,000	1,528,260
Saginaw County MI Economic Development Corporation Limited Obligation Lease (Miscellaneous Revenue)	3.00	12-1-2015	400,000	408,152
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series A (Airport Revenue)	5.00	12-1-2022	5,500,000	6,287,820
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C(Airport Revenue)	5.00	12-1-2022	1,000,000	1,133,660
Wayne County MI Building Authority Capital Improvement Series A (GO, National Insured)	5.25	6-1-2016	370,000	371,517
				52,352,882

Minnesota : 0.04%
St. Paul MN Housing & RDA Charter School Hmong College Prep Academy Series A (Miscellaneous Revenue)	4.75	9-1-2022	500,000	520,040

Mississippi : 0.56%
Gulfport MS Hospital Facilities Gulfport Memorial Hospital Series A (Health Revenue, National Insured)	6.20	7-1-2018	200,000	200,618
Perry County MS PCR Leaf River Forest Product Project (Industrial Development Revenue) ø144A	0.24	2-1-2022	8,000,000	8,000,000
				8,200,618

7

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Missouri : 0.55%
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00%	6-1-2015	$3,000,000	$3,108,570
St. Louis MO PFOTER Series 3584 (Airport Revenue, National Insured, Dexia Credit Local LIQ) ø	0.29	7-1-2030	4,990,000	4,990,000
				8,098,570

Nebraska : 0.38%
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2022	2,420,000	2,722,548
Nebraska Higher Education Loan Program Foundation for Educational Funding Project (Education Revenue, National/FHA Insured) ¤	0.00	12-15-2015	2,970,000	2,848,735
				5,571,283

Nevada : 0.22%
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	4.00	9-1-2015	400,000	410,404
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	4.00	9-1-2016	400,000	420,532
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	5.00	9-1-2018	700,000	782,313
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	3.00	6-1-2017	760,000	762,896
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	4.00	6-1-2018	750,000	773,483
				3,149,628

New Hampshire : 0.04%
New Hampshire HEFA Covenant Health Project Series B (Health Revenue)	5.00	7-1-2016	520,000	555,100

New Jersey : 2.58%
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Port Authority Revenue)	5.00	1-1-2017	2,100,000	2,288,601
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Port Authority Revenue)	5.00	1-1-2018	1,230,000	1,377,010
Jersey City NJ (GO, AGM Insured)	4.00	9-1-2018	1,140,000	1,250,341
New Jersey EDA Elite Pharmaceuticals Project Series A (Industrial Development Revenue)	6.50	9-1-2030	510,000	458,873
New Jersey EDA School Facilities Construction Project Series C (Miscellaneous Revenue) ±	1.84	2-1-2018	6,500,000	6,686,030
New Jersey EDA School Facilities Construction Project Series E (Miscellaneous Revenue) ±	1.74	2-1-2016	1,100,000	1,111,264
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.59	9-1-2027	12,500,000	12,498,250
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2020	500,000	580,525
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2021	585,000	673,902
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2021	900,000	1,043,829
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2023	400,000	458,240
New Jersey TTFA PFOTER Series 109 (Transportation Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) ø144A	0.28	12-15-2030	5,500,000	5,500,000
Newark NJ Housing Authority (Miscellaneous Revenue, National Insured)	5.25	1-1-2019	2,995,000	3,408,220
Paterson NJ General Improvement (GO, AGM Insured)	5.00	6-15-2020	400,000	444,432
				37,779,517

8

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Mexico : 1.39%
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, Ambac Insured)	5.50%	6-1-2015	$1,000,000	$1,022,960
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, Ambac Insured)	5.50	6-1-2016	1,000,000	1,053,370
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	0.88	12-1-2028	1,090,000	1,084,517
New Mexico Municipal Energy Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.86	11-1-2039	17,100,000	17,215,596
				20,376,443

New York : 5.69%
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A (Education Revenue)	3.88	4-15-2023	1,000,000	963,600
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	1,000,000	1,126,290
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	8-15-2025	7,195,000	7,202,051
New York Dormitory Authority Presbyterian Hospital (Health Revenue, AGM/FHA Insured)	5.25	8-15-2015	640,000	647,187
New York Energy R&D Authority Electric & Gas Corporation Series A (Utilities Revenue)	2.13	3-15-2015	1,000,000	1,006,130
New York IDA American Airlines JFK International Airport (Industrial Development Revenue)	7.50	8-1-2016	1,610,000	1,692,931
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.14	4-1-2017	4,250,000	4,196,875
New York Metropolitan Transportation Authority Dedicated Tax Fund (Tax Revenue) ±	0.99	11-1-2019	7,500,000	7,626,600
New York NY City Housing Authority Lease Purchase Agreement (Housing Revenue) (i)	4.78	1-6-2016	1,193,233	1,211,131
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.18	6-15-2032	13,015,000	13,015,000
New York NY Sub Series A-6 (GO, AGM Insured, Dexia Credit Local SPA) ø	0.18	11-1-2026	3,300,000	3,300,000
New York NY Sub Series J-4 (GO) ±	0.59	8-1-2025	6,700,000	6,700,268
New York Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	6-1-2022	3,000,000	3,329,160
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2021	9,500,000	10,561,530
New York Urban Development Corporation (Tax Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) ø144A	0.19	3-15-2024	7,980,000	7,980,000
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	7,770,000	7,796,884
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2015	250,000	254,323
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2016	300,000	312,609
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2017	250,000	271,140
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2018	500,000	552,695
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	7-1-2017	1,000,000	1,099,710
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2019	575,000	656,437
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2020	625,000	720,663
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-2017	900,000	939,771
				83,162,985

North Carolina : 1.03%
North Carolina Medical Care Commission Healthcare Facilities Series A (Health Revenue, JPMorgan Chase & Company SPA) ø	0.12	11-1-2034	15,000,000	15,000,000

9

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
North Dakota : 0.23%
Ward County ND Health Care Facility Trinity Obligated Group Series B (Health Revenue)	6.25%	7-1-2021	$1,425,000	$1,430,686
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series A (Tax Revenue)	3.00	3-1-2016	400,000	411,228
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series A (Tax Revenue)	3.00	3-1-2017	250,000	259,893
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series B-1 (Tax Revenue)	2.00	3-1-2032	1,200,000	1,200,168
				3,301,975

Ohio : 0.69%
Akron OH Sanitary Sewer System Improvement Project (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2017	750,000	808,943
Ohio Air Quality Development Authority Pollution Control (Resource Recovery Revenue) ±	3.10	3-1-2023	2,000,000	2,026,580
Ohio HFA SFHR CAB Series A (Housing Revenue, FGIC/FHA/VA Insured) ¤	0.00	1-15-2015	5,725	5,678
Ohio Water Development Authority First Energy Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	7,000,000	7,124,180
Woodridge OH Local School District (GO, Ambac Insured)	6.80	12-1-2014	170,000	171,299
				10,136,680

Oklahoma : 0.22%
Comanche County OK Hospital Authority Series A (Health Revenue)	5.00	7-1-2018	795,000	861,581
Tulsa OK Airports Improvement Trust Series B (Airport Revenue)	4.75	6-1-2018	325,000	332,950
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	2,024,660
				3,219,191

Oregon : 0.16%
Umatilla County OR Hospital Facilities Authority Series B (Health Revenue, Bayerische Landesbank SPA) ø	0.10	12-1-2024	2,300,000	2,300,000

Other : 0.16%
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	2,349,535	2,353,295

Pennsylvania : 7.80%
Allegheny County PA Airport Authority PFOTER Series 3965 (Airport Revenue, National Insured, Dexia Credit Local LIQ) ø	0.34	1-1-2020	2,730,000	2,730,000
Allegheny County PA RDA Pittsburgh Mills Project (Tax Revenue)	5.60	7-1-2023	1,500,000	1,532,265
Berks County PA Municipal Authority Reading Hospital & Medical Center Project (Health Revenue, National Insured)	5.70	10-1-2014	405,000	405,061
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.54	11-1-2039	8,750,000	8,978,813
Butler County PA General Authority South Park School District Project (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ø	0.09	8-1-2027	9,995,000	9,995,000
Butler County PA Hospital Authority Series A (Health Revenue, Royal Bank of Scotland LOC) ø	0.25	10-1-2042	5,000,000	5,000,000
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	5,165,000	5,167,066
Delaware County PA IDA Chester Community Charter School (Education Revenue)	4.50	8-15-2017	2,990,000	2,985,067
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	1,191,000	1,335,206
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2014	3,000,000	3,016,170
Pennsylvania HEFAR Shippensburg University Student Services (Education Revenue)	4.00	10-1-2017	550,000	572,264
Pennsylvania Public School Building Authority Albert Gallatin Area School District Project (Miscellaneous Revenue) ±	0.90	9-1-2024	4,500,000	4,504,275

10

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Pennsylvania Public School Building Authority Series 11396 (Miscellaneous Revenue, AGM Insured, Citibank NA LIQ) ø144A	0.22%	12-1-2023	$5,000,000	$5,000,000
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	0.72	12-1-2018	11,000,000	11,062,590
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.31	12-1-2020	10,000,000	10,246,400
Philadelphia PA Authority for Industrial Development Tacony Academy Christian School Project Series A-1 (Education Revenue)	6.25	6-15-2023	730,000	783,064
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2017	1,500,000	1,597,035
Pittsburgh PA Water & Sewer Authority Series C-2 (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.16	9-1-2035	21,785,000	21,785,000
Reading PA Series A (GO)	4.00	11-15-2014	1,780,000	1,786,034
St. Marys PA Hospital Authority Catholic Series B (Health Revenue, Bayerische Landesbank SPA) ø	0.10	12-1-2024	5,200,000	5,200,000
St. Marys PA Hospital Authority Health System Catholic Health East Series B (Health Revenue)	5.00	11-15-2015	930,000	935,450
Susquehanna PA Area Regional Airport Authority System Series A (Airport Revenue)	5.00	1-1-2019	3,630,000	4,017,031
Susquehanna PA Area Regional Airport Authority System Series A (Airport Revenue)	5.00	1-1-2020	4,855,000	5,410,849
				114,044,640

Puerto Rico : 2.33%
Puerto Rico Aqueduct & Sewer Authority Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2016	5,190,000	5,309,681
Puerto Rico Capital Appreciation Refunding Bonds (Miscellaneous Revenue, National Insured) ¤	0.00	7-1-2016	400,000	356,000
Puerto Rico Electric Power Authority Series L (Utilities Revenue, National Insured)	5.50	7-1-2016	2,540,000	2,603,525
Puerto Rico Government Development Bank (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	6,825,000	6,832,917
Puerto Rico Highway & Transportation Revenue Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2017	3,165,000	3,176,774
Puerto Rico Highway & Transportation Revenue Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2018	2,955,000	2,969,834
Puerto Rico Municipal Finance Authority Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2015	925,000	931,725
Puerto Rico Municipal Finance Authority Series C (Miscellaneous Revenue, AGM Insured)	5.25	8-1-2017	300,000	307,515
Puerto Rico Municipal Finance Authority Series C (Tobacco Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	8,550,000	9,871,659
Puerto Rico Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	1,695,000	1,698,848
				34,058,478

Rhode Island : 0.41%
Providence RI RDA (Miscellaneous Revenue, Ambac Insured)	4.75	4-1-2020	2,710,000	2,731,084
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	975,000	976,287
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2018	2,180,000	2,306,702
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	4-1-2027	15,000	15,189
				6,029,262

South Carolina : 1.05%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-2014	640,000	640,064

11

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)
South Carolina EDA York Preparatory Academy Project Series A (Education Revenue)	5.75%	11-1-2023	$1,085,000	$1,115,065
South Carolina Jobs EDA Ebenezer Nursing Series A (Health Revenue, GNMA Insured)	6.90	1-20-2037	2,920,000	2,930,570
South Carolina Public Service Authority Series 3065X (Utilities Revenue, Credit Suisse LIQ) ø144A	0.04	1-1-2038	10,640,000	10,640,000
				15,325,699

South Dakota : 0.07%
South Dakota HEFA (Health Revenue)	4.50	9-1-2019	990,000	1,086,357

Tennessee : 1.24%
Clarksville TN Natural Gas Acquisition Corporation Gas Revenue Bonds (Utilities Revenue)	5.00	12-15-2021	640,000	731,750
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,655,000	1,825,117
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	4,000,000	4,489,280
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2020	4,720,000	5,416,011
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	4,000,000	4,612,480
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	1,010,000	1,087,689
				18,162,327

Texas : 5.55%
Austin TX Housing Finance Corporation SFHR (Housing Revenue) ¤	0.00	2-1-2016	1,530,000	22,598
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2021	1,000,000	1,173,870
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2023	500,000	589,610
Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured)	7.50	12-15-2016	20,000	20,122
Dallas TX International Airport Facilities Series 2001-A1 (Industrial Development Revenue)	6.15	1-1-2016	3,000,000	3,052,500
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-2017	1,100,000	1,189,342
Houston TX Airport System United Airlines Incorporated Terminal E Project (Airport Revenue)	4.50	7-1-2020	3,400,000	3,505,808
Lubbock TX Health Facilities Development Corporation Lutheran Retirement (Housing Revenue, GNMA Insured)	6.00	3-20-2029	1,000,000	1,002,300
Midtown TX RDA (Tax Revenue)	4.00	1-1-2016	1,980,000	2,061,853
Midtown TX RDA (Tax Revenue)	5.00	1-1-2017	2,270,000	2,463,222
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.24	4-1-2037	2,945,000	2,945,029
Port Arthur TX Naval District Motiva Enterprises Series B (Resource Recovery Revenue) ø	0.17	12-1-2039	2,500,000	2,500,000
Port Arthur TX Naval District Motiva Enterprises Series B (Industrial Development Revenue) ø	0.17	4-1-2040	6,100,000	6,100,000
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2017	560,000	621,695
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2021	4,330,000	5,052,634
Texas Municipal Gas Acquisition & Supply Corporation II Gas Supply Revenue Series B (Utilities Revenue) ±	0.51	9-15-2017	6,465,000	6,476,508
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2020	6,500,000	7,579,260
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2021	3,000,000	3,539,490
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2023	6,000,000	6,904,800
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2020	1,715,000	1,930,130

12

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00%	11-1-2021	$1,275,000	$1,436,058
Texas Turnpike Authority Central Texas Turnpike System CAB (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2027	1,425,000	664,777
Waco TX Educational Finance Corporation Baylor University Series A (Education Revenue, Bank of New York Mellon SPA) ø	0.05	2-1-2032	17,675,000	17,675,000
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, National/FHA Insured)	7.65	7-1-2022	2,125,000	2,593,053
				81,099,659

Utah : 0.05%
Utah HFA RHA Community Services Project Series A (Health Revenue)	6.88	7-1-2027	755,000	755,664

Vermont : 0.51%
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.74	6-1-2022	7,397,884	7,412,014

Virgin Islands : 0.12%
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	1,600,000	1,742,128

Virginia : 0.52%
Caroline County VA Industrial Development Revenue Public Facility Lease BAN (Miscellaneous Revenue)	4.00	8-1-2016	1,810,000	1,813,131
Dulles VA Town Center CDA (Miscellaneous Revenue)	3.00	3-1-2015	550,000	551,348
Dulles VA Town Center CDA (Miscellaneous Revenue)	3.00	3-1-2016	620,000	621,686
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2017	1,910,000	1,945,526
Virginia Housing Development Authority AMT Series A Sub Series A-5 (Housing Revenue)	4.50	1-1-2020	2,600,000	2,648,152
				7,579,843

Washington : 1.05%
King County WA Public Hospital District #1 Valley Medical Center Series A (Health Revenue)	4.00	6-15-2015	1,185,000	1,200,986
King County WA Public Hospital District #1 Valley Medical Center Series A (Health Revenue)	4.00	6-15-2016	1,480,000	1,520,656
Redmond WA Library Capital Facilities Area (GO)	5.00	12-1-2017	200,000	200,808
Seattle WA Housing Authority High Rise Rehabilitation Phase 1 (Housing Revenue, AGM Insured)	5.00	11-1-2025	1,000,000	1,040,450
Washington HCFR Catholic Health Initiatives Series B (Health Revenue, JPMorgan Chase & Company SPA) ø	0.08	3-1-2032	11,350,000	11,350,000
				15,312,900

Wisconsin : 2.47%
Deutsche Bank Spears/Lifers Trust Series DBE 1228 (Housing Revenue, Deutsche Bank LIQ) ø144A	0.52	12-1-2048	5,750,000	5,750,000
Deutsche Bank Spears/Lifers Trust Series DBE 1348 (Miscellaneous Revenue, Deutsche Bank LIQ) ø144A(a)	0.14	6-1-2049	10,000,000	10,000,000
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2019	7,640,000	8,842,612
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	4.75	8-1-2023	1,140,000	1,218,820
Wisconsin HEFA Beloit Health System Incorporation (Health Revenue)	5.00	4-1-2015	640,000	652,349
Wisconsin HEFA Wheaton Franciscan Series B (Health Revenue, U.S. Bank NA LOC) ø	0.05	8-15-2033	9,730,000	9,730,000
				36,193,783

13

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Wyoming : 0.68%
Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø		0.22%	1-1-2017	$10,000,000	$10,000,000

Total Municipal Obligations (Cost $1,203,795,664)					1,225,833,334

		Yield		Shares
Short-Term Investments : 14.53%
Investment Companies : 14.51%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01		212,258,140	212,258,140

				Principal
U.S. Treasury Securities : 0.02%
U.S. Treasury Bill (z)		0.02	12-18-2014	$250,000	249,991

Total Short-Term Investments (Cost $212,508,129)					212,508,131

Total investments in securities (Cost $1,416,303,793)*	98.34%				1,438,341,465
Other assets and liabilities, net	1.66				24,256,262

Total net assets	100.00%				$1,462,597,727

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(i)	Illiquid security
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $1,416,314,119 and unrealized gains (losses) consists of:

Gross unrealized gains	$24,480,279
Gross unrealized losses	(2,452,933)

Net unrealized gains	$22,027,346

14

Wells Fargo Advantage Strategic Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$1,220,425,328	$5,408,006	$1,225,833,334
Short-term investments
Investment companies	212,258,140	0	0	212,258,140
U.S. Treasury securities	249,991	0	0	249,991

Total assets	$212,508,131	$1,220,425,328	$5,408,006	$1,438,341,465

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 96.76%
Alabama : 2.06%
Alabama Health Care Authority for Baptist Health Series B (Health Revenue, AGM Insured) ±(m)	0.30%	11-15-2037	$9,075,000	$9,075,000
Alabama Health Care Authority for Baptist Health Series B (Health Revenue) ø	0.55	11-1-2042	13,400,000	13,400,000
Alabama HFA MFHR American Hellenic Educational Progressive Association 310 Apartments Project Series 2013-A (Housing Revenue)	0.50	12-1-2014	4,600,000	4,600,966
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.45	8-1-2037	11,700,000	11,699,064
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.50	11-15-2038	46,630,000	46,630,933
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2015	500,000	519,545
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2016	1,000,000	1,072,500
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2017	1,750,000	1,917,283
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	22,355,000	24,060,910
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Plant (Industrial Development Revenue) ±	0.32	7-15-2034	11,000,000	10,999,450
				123,975,651

Alaska : 0.09%
Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.14	12-1-2041	2,100,000	2,100,000
Alaska Railroad Corporation Capital Grant Receipt Section 5307 & 5309 Formula Funds (Miscellaneous Revenue, National Insured)	5.00	8-1-2015	2,000,000	2,075,320
North Slope Borough AK Water & Wastewater Facilities Service (Water & Sewer Revenue)	4.00	6-30-2018	1,125,000	1,233,664
				5,408,984

Arizona : 1.25%
Glendale AZ (GO)	4.00	7-1-2015	5,645,000	5,794,536
Navajo County AZ Pollution Control Corporation Arizona Public Company Cholla Series A (Industrial Development Revenue) ±	0.45	6-1-2034	2,250,000	2,249,775
Phoenix AZ IDA America West Airlines Incorporated (Industrial Development Revenue)	6.30	4-1-2023	7,500,000	7,501,200
Scottsdale AZ IDA Healthcare Series A (Health Revenue)	5.00	9-1-2016	3,000,000	3,241,680
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	0.89	9-1-2045	53,375,000	53,375,000
University of Arizona Medical Center Corporation (Health Revenue)	4.00	7-1-2015	490,000	500,731
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2016	700,000	744,471
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2017	545,000	594,230
Yavapai County AZ IDA Waste Management Incorporated Project Series A2 (Resource Recovery Revenue) ±	0.63	3-1-2028	1,200,000	1,199,784
				75,201,407

Arkansas : 0.04%
Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2017	850,000	919,964
Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	500,000	550,135

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Arkansas (continued)
Springdale AR Sales & Use Tax Refunding & Improvement (Tax Revenue)	2.00%	11-1-2016	$840,000	$865,754
				2,335,853

California : 9.37%
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series A (Transportation Revenue) ±	1.00	4-1-2047	28,500,000	28,604,025
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	0.96	4-1-2045	1,500,000	1,518,180
California (GO) ±	4.00	12-1-2026	86,860,000	91,879,639
California (GO) ±	4.00	12-1-2027	3,800,000	4,123,456
California Administrative Services Sacramento Unified School District (Miscellaneous Revenue, Ambac Insured) ±	1.15	1-1-2017	1,740,000	1,737,686
California Department of Water Resources Center Valley Project Water System Series AL (Water & Sewer Revenue)	5.00	12-1-2014	2,000,000	2,016,700
California Department of Water Resources Center Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12-1-2014	3,000,000	3,025,050
California HFFA City of Hope Series B (Health Revenue) ø	0.03	11-15-2042	10,000,000	10,000,000
California HFFA San Diego Hospital Series A (Health Revenue, National Insured) ±(n)(m)	0.07	7-15-2018	3,600,000	3,402,000
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-2 (Miscellaneous Revenue) ±	0.31	4-1-2038	9,000,000	8,999,640
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	0.31	4-1-2038	15,600,000	15,599,376
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-4 (Miscellaneous Revenue) ±	0.31	4-1-2038	32,000,000	31,998,720
California Municipal Finance Authority Northbay Healthcare Series A (Health Revenue) ø	2.13	11-1-2027	9,000,000	9,023,130
California Municipal Finance Authority Northbay Healthcare Series B (Health Revenue)	5.00	11-1-2015	1,455,000	1,512,414
California Municipal Finance Authority Republic Services (Resource Recovery Revenue) ø	0.30	9-1-2021	1,675,000	1,675,000
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue) 144A±	0.45	8-1-2023	9,705,000	9,705,388
California PFOTER 4369 (GO, AGM Insured, Dexia Credit Local LIQ) ø	0.29	8-1-2032	10,560,000	10,560,000
California PFOTER Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.29	8-1-2027	13,570,000	13,570,000
California PFOTER Series DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.29	8-1-2027	10,945,000	10,945,000
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	1,000,000	1,108,620
California Refunding Series A (Miscellaneous Revenue) ±	0.72	5-1-2033	6,000,000	6,013,200
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.50	7-1-2041	39,225,000	39,225,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.31	7-1-2040	29,400,000	29,400,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.55	7-1-2040	7,800,000	7,800,000
California Statewide CDA Thomas Jefferson School of Law Series B (Education Revenue)	4.88	10-1-2031	3,745,000	3,888,508
Compton CA Series A (GO)	2.75	6-1-2015	4,210,000	4,208,527
Contra Costa County CA Transportation Authority Series A (Tax Revenue) ±	0.47	3-1-2034	29,000,000	29,059,740
Golden State Tobacco Securitization Corporation California Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.59	6-1-2047	25,000,000	25,000,000
Hemet CA Unified School District Certificate of Participation (Miscellaneous Revenue) ø	0.89	10-1-2036	12,460,000	12,460,000
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2014	2,440,000	2,452,688
Los Angeles CA Water & Power System Sub Series A6 (Utilities Revenue, Bank of America NA SPA) ø	0.04	7-1-2035	2,000,000	2,000,000
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2015	3,000,000	3,110,580

2

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00%	7-1-2016	$3,280,000	$3,554,110
Merrill Lynch PFOTER Series PT-4211 (GO, Dexia Credit Local SPA) 144Aø	0.29	2-1-2025	7,970,000	7,970,000
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.76	7-1-2017	35,510,000	35,264,626
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2016	1,150,000	1,231,098
Palomar Pomerado CA Health Care District Certificate of Participation Series A (Health Revenue, AGM Insured) ±(m)	0.90	11-1-2036	29,175,000	29,175,000
Palomar Pomerado CA Health Care District Certificate of Participation Series B (Health Revenue, AGM Insured) ±(m)	0.90	11-1-2036	29,450,000	29,450,000
Palomar Pomerado CA Health Care District Certificate of Participation Series C (Health Revenue, AGM Insured) ±(m)	0.90	11-1-2036	22,250,000	22,250,000
Sacramento CA SFMR PFOTER 2327 (Housing Revenue, FNMA/GNMA Insured, Dexia Credit Local SPA) 144Aø	0.24	10-1-2023	8,040,000	8,040,000
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2015	2,000,000	1,994,540
				564,551,641

Colorado : 1.73%
Arapahoe County CO IDK Partners I Trust Series A Class A (Housing Revenue, GNMA Insured)	5.25	11-1-2019	9,007	9,064
Arkansas River Power Authority Colorado PFOTER PT-3575 (Utilities Revenue, Syncora Guarantee Incorporated Insured, Dexia Credit Local LIQ) 144Aø	0.35	10-1-2021	8,495,000	8,495,000
Colorado Health Facilities Authority Covenant Retirement Community Series RC (Health Revenue)	3.00	12-1-2014	2,000,000	2,006,460
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.25	11-1-2036	22,590,000	22,590,000
Denver CO City & County Airport Sub Series A (Airport Revenue)	4.00	11-15-2015	200,000	208,408
Denver CO City & County Airport Sub Series A (Airport Revenue)	4.00	11-15-2016	450,000	482,454
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2016	250,000	273,330
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2017	400,000	450,092
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2018	500,000	574,445
Denver CO City & County Airport Sub Series B (Airport Revenue)	3.00	11-15-2015	100,000	103,085
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2017	600,000	677,220
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2018	600,000	692,406
Denver CO City & County Airport Sub Series F2 (Airport Revenue, AGM Insured) ±(m)	0.44	11-15-2025	7,325,000	7,325,000
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.20	11-15-2025	34,015,000	34,015,000
Deutsche Bank Spears Lifers Trust Series DBE 1356 (Miscellaneous Revenue, AGM Insured, Deutsche Bank LIQ) 144Aø	0.12	6-1-2044	8,000,000	8,000,000
E 470 Colorado Public Highway Authority Senior SIFMA Index Series A (Transportation Revenue) ±	1.21	9-1-2039	11,700,000	11,710,998
University of Colorado Enterprise System Series 2007-A (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.19	6-1-2026	6,705,000	6,705,000
				104,317,962

Connecticut : 2.82%
Connecticut Economic Recovery Notes Series A-1 (GO) ø	0.32	7-1-2016	8,445,000	8,445,000
Connecticut Economic Recovery Notes Series A-2 (GO) ø	0.34	1-1-2017	13,000,000	13,000,000
Connecticut Economic Recovery Notes Series A-3 (GO) ø	0.34	7-1-2017	20,000,000	20,000,000
Connecticut Series A (Miscellaneous Revenue) ±	0.45	3-1-2018	2,875,000	2,870,659
Connecticut Series A (Miscellaneous Revenue) ±	0.73	3-1-2016	25,000,000	25,060,000
Connecticut Series A (Miscellaneous Revenue) ±	0.96	5-15-2018	7,000,000	7,119,980
Connecticut Series D (Miscellaneous Revenue) ±	0.48	8-15-2015	12,000,000	12,026,880
Connecticut Series D (Miscellaneous Revenue) ±	0.62	8-15-2016	5,500,000	5,537,180
Connecticut Series D (Miscellaneous Revenue) ±	0.72	8-15-2017	14,855,000	15,008,898
Connecticut Series D (Miscellaneous Revenue) ±	0.91	8-15-2018	6,000,000	6,096,360
Hamden CT BAN (GO)	1.25	8-20-2015	5,200,000	5,224,648

3

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Connecticut (continued)
New Britain CT (GO, Ambac Insured)	5.00%	4-15-2017	$1,165,000	$1,281,733
New Britain CT BAN (GO)	2.00	10-30-2014	28,500,000	28,529,355
New Haven CT (GO, Ambac Insured)	5.00	11-1-2016	6,250,000	6,761,063
New Haven CT Series A (GO)	5.00	8-1-2015	3,000,000	3,110,370
New Haven CT Series A (GO)	5.00	8-1-2016	5,680,000	6,121,847
Waterbury CT (GO)	4.00	2-1-2016	850,000	888,531
Waterbury CT (GO)	5.00	2-1-2017	1,350,000	1,480,721
Waterbury CT (GO)	5.00	2-1-2018	1,215,000	1,370,459
				169,933,684

District of Columbia : 0.83%
District of Columbia HFA MFHR Gregory Apartments Project (Housing Revenue)	0.40	2-1-2016	7,200,000	7,195,680
District of Columbia Income Tax Refunding Secured Series B (Tax Revenue) ±	0.64	12-1-2015	30,000,000	30,114,300
District of Columbia Water & Sewer Authority Public Utility Index Sub Lien Sub Series B-1 (Water & Sewer Revenue) ±	0.52	10-1-2044	12,650,000	12,658,476
				49,968,456

Florida : 3.63%
Florida PFOTER 4638 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.27	7-1-2036	43,580,000	43,580,000
Florida Space Coast Infrastructure Agency I-95 Brevard County DBF Project (Industrial Development Revenue)	3.00	12-15-2015	1,660,000	1,701,467
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	7,500,000	7,534,200
Gulf Breeze FL Local Government Loan Series K (Miscellaneous Revenue) ±	1.40	12-1-2020	1,000,000	1,009,390
Hernando County FL Criminal Justice Complex Financing (Miscellaneous Revenue, National Insured) ±	7.65	7-1-2016	2,000,000	2,230,660
Lakeland FL Energy System (Utilities Revenue) ±	0.79	10-1-2017	5,220,000	5,243,542
Lee County FL IDA Shell Point Alliance Community Project (Health Revenue)	5.00	11-15-2015	2,245,000	2,328,963
Lee County FL Solid Waste System Series A (Resource Recovery Revenue, Ambac Insured)	5.00	10-1-2016	4,535,000	4,855,352
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.24	7-1-2018	330,000	330,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.51	8-1-2028	10,000,000	10,000,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.51	3-8-2030	18,415,000	18,415,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.53	10-13-2023	18,945,000	18,945,000
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.53	3-8-2026	50,620,000	50,620,000
Miami-Dade County FL International Airport Aviation Series 2008-1139X (Airport Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.39	10-1-2033	7,500,000	7,500,000
Miami-Dade County FL School Board Master Equipment Lease Purchase (Miscellaneous Revenue) 144A	3.59	3-3-2016	4,232,825	4,265,630
Okeechobee County FL Disposal Waste Management Landfill Series A (Resource Recovery Revenue) ±	2.25	7-1-2039	2,250,000	2,318,423
Orange County FL Health Facilities Unrefunded Balance-2006 Series A (Health Revenue, National Insured)	6.25	10-1-2016	945,000	989,954
Pasco County FL School Board Certificates Series B (Miscellaneous Revenue, Ambac Insured) ±(m)	0.89	8-1-2030	19,850,000	19,850,000
Pasco County FL School District (Tax Revenue)	3.00	10-1-2016	1,250,000	1,311,300

4

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)
Pinellas County FL HFA Clearwater Apartment Project (Housing Revenue) ±	0.35%	1-1-2016	$2,500,000	$2,499,425
Saint Petersburg FL Health Facilities Authority All Children’s Series B (Health Revenue, Ambac Insured) ±(m)	0.55	11-15-2034	3,950,000	3,950,000
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2014	9,500,000	9,501,045
				218,979,351

Georgia : 2.24%
Atlanta GA Urban Residential Providence Cascade Apartment Project (Housing Revenue)	0.70	12-1-2015	9,500,000	9,508,550
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	4,600,000	4,679,810
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project (Industrial Development Revenue) ±	1.75	12-1-2049	5,100,000	5,188,485
Georgia Series G (GO) ±	0.43	12-1-2026	106,305,000	106,299,685
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2016	1,775,000	1,878,110
Monroe County GA Development Authority Georgia Power Company Scherer 1st Series (Industrial Development Revenue) ø	0.10	7-1-2049	7,200,000	7,200,000
				134,754,640

Guam : 0.09%
Guam International Airport Authority Series A (Airport Revenue)	3.00	10-1-2014	250,000	250,018
Guam International Airport Authority Series A (Airport Revenue)	4.00	10-1-2015	300,000	310,305
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2017	850,000	940,466
Guam International Airport Authority Series B (Airport Revenue)	3.00	10-1-2014	400,000	400,028
Guam International Airport Authority Series B (Airport Revenue)	4.00	10-1-2015	540,000	558,549
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2017	2,750,000	3,008,638
				5,468,004

Hawaii : 0.03%
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	4.00	8-1-2018	1,000,000	1,076,990
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	5.00	8-1-2017	425,000	470,981
				1,547,971

Idaho : 0.24%
Idaho Housing & Finance Association Series A (Housing Revenue, FNMA LOC) ø	0.29	1-1-2038	14,520,000	14,520,000

Illinois : 10.32%
BB&T Municipal Trust Class C (GO, Rabobank LOC) ø	0.53	12-1-2015	19,967,181	19,967,181
Belleville IL Series B (GO)	2.25	1-1-2015	1,530,000	1,536,747
Chicago IL (GO, National Insured)	5.25	1-1-2017	500,000	540,095
Chicago IL Board of Education Series 2012-001 (GO, Dexia Credit Local LIQ) 144A	0.59	12-1-2034	40,000,000	40,000,000
Chicago IL Board of Education Series A (GO, Ambac Insured) ¤	0.00	12-1-2016	6,845,000	6,625,412
Chicago IL Board of Education Series A (GO, National Insured)	5.00	12-1-2016	1,595,000	1,607,505
Chicago IL Board of Education Series A (GO, Ambac Insured)	5.25	12-1-2015	1,000,000	1,047,670
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2017	1,645,000	1,828,779
Chicago IL Board of Education Series A-1 (GO) ±	0.69	3-1-2026	49,275,000	48,633,440
Chicago IL Board of Education Series A-2 (GO, National Insured) ¤	0.00	12-1-2014	2,000,000	1,998,360
Chicago IL Board of Education Series A2 (GO) ±	0.79	3-1-2035	72,320,000	70,765,843
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2017	1,085,000	1,185,308
Chicago IL Board of Education Series C (GO)	5.00	12-1-2017	1,520,000	1,660,524
Chicago IL Board of Education Series F (GO)	5.00	12-1-2016	1,000,000	1,073,370
Chicago IL Finance Authority Columbia College (Education Revenue)	4.00	12-1-2014	1,560,000	1,567,535

5

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Chicago IL Park District Harbor Facilities Series D (GO)	4.00%	1-1-2016	$1,000,000	$1,044,290
Chicago IL Park District Limited Tax Series A (GO)	4.00	1-1-2016	615,000	642,238
Chicago IL Park District Limited Tax Series D (GO) %%	3.00	1-1-2016	1,540,000	1,589,003
Chicago IL Park District Limited Tax Series D (GO) %%	4.00	1-1-2017	1,000,000	1,072,220
Chicago IL Park District Limited Tax Series D (GO) %%	4.00	1-1-2018	2,760,000	3,016,873
Chicago IL Park District Series C (GO)	2.00	1-1-2015	2,530,000	2,541,638
Chicago IL Park District Series D (GO)	2.00	1-1-2015	2,995,000	3,008,777
Chicago IL Project & Refunding Series A (GO, AGM Insured)	5.00	1-1-2018	10,000,000	10,504,300
Chicago IL Project & Refunding Series C (GO, National Insured)	5.00	1-1-2018	5,350,000	5,851,081
Chicago IL Refunding Bond (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.18	1-1-2034	13,925,000	13,925,000
Chicago IL Refunding Emergency System (GO, AGM/FGIC Insured)	5.50	1-1-2019	3,000,000	3,377,640
Chicago IL Series A (GO)	5.00	12-1-2015	2,175,000	2,273,680
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2016	2,100,000	2,124,213
Chicago IL Series D (GO, AGM/FGIC Insured)	5.25	1-1-2017	1,210,000	1,314,048
Chicago IL Transit Authority ROCS RR II R-14084 (Tax Revenue, Citibank NA LIQ) 144Aø	0.11	6-1-2022	10,000,000	10,000,000
Deutsche Bank Spears Lifers Trust Series DB 1360 (GO, AGM Insured, Deutsche Bank LIQ) 144Aø	0.14	2-1-2039	10,000,000	10,000,000
Deutsche Bank Spears Lifers Trust Series DBE 1371 (Miscellaneous Revenue, AGM Insured, Deutsche Bank LIQ) 144Aø	0.14	7-1-2033	13,800,000	13,800,000
Deutsche Bank Spears Lifers Trust Series DBE 1379 (GO, Deutsche Bank LIQ) 144Aø	0.14	5-1-2032	12,400,000	12,400,000
Du Page County IL (Transportation Revenue, AGM Insured)	5.00	1-1-2018	3,510,000	3,631,095
Granite City IL Solid Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.70	5-1-2027	17,320,000	17,325,716
Illinois (Miscellaneous Revenue)	2.50	7-1-2017	3,000,000	3,084,660
Illinois (GO)	3.00	2-1-2016	8,000,000	8,212,960
Illinois (GO)	3.00	2-1-2017	8,740,000	9,068,974
Illinois (GO)	4.00	4-1-2016	500,000	521,975
Illinois (Miscellaneous Revenue)	4.00	7-1-2016	10,000,000	10,496,600
Illinois (GO)	4.00	2-1-2017	2,000,000	2,121,120
Illinois (GO)	4.00	2-1-2018	4,150,000	4,441,330
Illinois (Miscellaneous Revenue)	4.00	7-1-2018	13,610,000	14,578,896
Illinois (Tax Revenue)	4.00	9-1-2018	4,500,000	4,821,570
Illinois (GO)	5.00	4-1-2016	5,000,000	5,294,100
Illinois (Miscellaneous Revenue)	5.00	5-1-2016	3,000,000	3,184,770
Illinois (GO)	5.00	3-1-2017	5,000,000	5,430,100
Illinois (Miscellaneous Revenue)	5.00	5-1-2017	5,000,000	5,454,700
Illinois (Miscellaneous Revenue)	5.00	7-1-2017	10,000,000	10,957,200
Illinois (GO, AGM Insured)	5.00	9-1-2017	3,000,000	3,120,630
Illinois (GO)	5.00	1-1-2018	5,800,000	6,030,202
Illinois (GO)	5.00	1-1-2018	6,250,000	6,883,125
Illinois (Miscellaneous Revenue)	5.00	5-1-2018	5,000,000	5,527,650
Illinois Education Authority Adjusted Medical Terminal Field Museum (Miscellaneous Revenue) ±	4.45	11-1-2036	3,000,000	3,009,870
Illinois Educational Facilities Authority University of Chicago Series B-1 (Education Revenue) ±	1.10	7-1-2036	6,375,000	6,375,574
Illinois Finance Authority Children’s Memorial Hospital Series A (Health Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.31	8-15-2047	8,375,000	8,375,000
Illinois Finance Authority Revenue DePaul University (Education Revenue)	5.00	10-1-2016	1,850,000	2,011,616
Illinois Refunding Bond (GO)	5.00	3-1-2018	2,000,000	2,207,220
Illinois Refunding Bond Series 2012 (GO)	5.00	8-1-2018	1,505,000	1,667,615
Illinois Series 1 (GO, National Insured)	5.38	4-1-2015	1,410,000	1,444,587
Illinois Series A (Tax Revenue)	4.00	1-1-2017	12,935,000	13,695,837
Illinois Series A (GO)	5.00	4-1-2017	6,520,000	7,097,020
Illinois Series A (Tax Revenue)	5.00	6-1-2017	250,000	273,335
Illinois Series A (GO)	5.00	4-1-2018	5,235,000	5,782,581
Illinois Sports Facilities Authority (Tax Revenue)	5.00	6-15-2016	755,000	806,265
Illinois Sports Facilities Authority (Tax Revenue)	5.00	6-15-2017	760,000	833,120
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.25	1-1-2016	6,000,000	6,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.25	1-1-2017	32,350,000	32,350,000

6

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00%	12-15-2014	$1,000,000	$1,008,210
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00	12-15-2015	2,750,000	2,876,885
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	12-15-2014	7,310,000	7,385,220
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	6-15-2015	10,100,000	10,448,349
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	5,560,000	5,581,184
Lake County IL Community High School District #117 CAB Series B (GO, National Insured) ¤	0.00	12-1-2015	6,545,000	6,479,943
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2017	500,000	480,755
Metropolitan Pier & Exposition Unrefunded Balance Capital (Tax Revenue, National Insured) ¤	0.00	6-15-2017	1,915,000	1,838,572
Metropolitan Pier & Exposition Unrefunded CAB McCormick Place Expansion Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2014	14,350,000	14,338,520
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	1.00	12-1-2015	170,000	170,529
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	2.00	12-1-2016	245,000	248,864
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.00	12-1-2017	420,000	436,855
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2018	405,000	428,644
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2019	570,000	599,441
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue)	0.40	6-1-2025	40,650,000	40,650,000
Rock Island County IL Metropolitan Airport Authority Refunding Series A (GO, AGM Insured)	3.80	12-1-2015	1,700,000	1,735,717
Rosemont IL CAB Series A (GO, National Insured) ¤	0.00	12-1-2014	3,750,000	3,747,113
Springfield IL (Utilities Revenue, National Insured)	3.80	3-1-2015	250,000	253,538
Springfield IL (Utilities Revenue)	5.00	3-1-2016	2,600,000	2,757,898
				622,106,020

Indiana : 0.25%
Hamilton IN Southeastern Consolidated School Building Corporation BAN (GO)	0.50	5-27-2015	2,450,000	2,449,731
Indiana Bond Bank Special Program Gas Revenue (Utilities Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.39	4-15-2017	700,000	700,000
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	4,610,000	4,970,272
Indiana Finance Authority Republic Services Incorporated Project Series B (Resource Recovery Revenue) ø	0.30	5-1-2028	3,500,000	3,500,000
Indiana Transportation Finance Authority Series A (Miscellaneous Revenue)	6.80	12-1-2016	3,275,000	3,504,643
				15,124,646

Iowa : 0.07%
Randall IA Healthcare BAN Bethany Manor Incorporated (Health Revenue)	1.25	8-1-2016	4,500,000	4,498,605

Kansas : 0.47%
Kansas Department of Transportation Highway Libor Index Series B-2 (Tax Revenue) ±	0.29	9-1-2016	10,000,000	10,003,000
Kansas Department of Transportation Highway Libor Index Series B-3 (Tax Revenue) ±	0.34	9-1-2017	4,500,000	4,501,125
Kansas Department of Transportation Highway Libor Index Series B-4 (Tax Revenue) ±	0.42	9-1-2018	7,000,000	7,003,290

7

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Kansas (continued)
Kansas Department of Transportation Highway Libor Index Series B-5 (Tax Revenue) ±	0.50%	9-1-2019	$6,000,000	$6,002,400
Labette County KS SFMR (Housing Revenue) ¤	0.00	12-1-2014	810,000	809,870
				28,319,685

Kentucky : 1.47%
Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	1.78	2-1-2040	32,085,000	32,089,492
Ashland KY Medical Center Ashland Hospital Corporation Series B (Health Revenue)	5.00	2-1-2018	900,000	990,657
Kentucky Public Transportation Infrastructure Authority Tolls BAN Downtown Crossing Project Series A (Transportation Revenue)	5.00	7-1-2017	50,420,000	55,750,907
				88,831,056

Louisiana : 2.09%
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.61	2-1-2046	25,000,000	25,028,000
Louisiana Gas & Fuel Tax Revenue 2nd Lien Series A (Tax Revenue) ±	0.58	5-1-2043	11,050,000	11,040,055
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1 (Airport Revenue) ±	2.20	10-1-2040	750,000	754,560
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A1 (Airport Revenue) ±	1.38	10-1-2037	1,765,000	1,782,209
Orleans Parish LA Parishwide School District (GO, FGIC Insured) ¤	0.00	2-1-2015	1,230,000	1,210,394
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (Industrial Development Revenue) ø	0.20	11-1-2040	60,000,000	60,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B1 (Industrial Development Revenue) ø	0.23	11-1-2040	26,000,000	26,000,000
				125,815,218

Maine : 0.07%
Maine Finance Authority Solid Waste Disposable Management (Resource Recovery Revenue) ±	4.65	2-1-2016	4,000,000	4,137,720

Maryland : 0.11%
Baltimore County MD Economic Development Revenue Blue Circle Incorporated Project (Industrial Development Revenue, BNP Paribas LOC) ø	0.23	12-1-2017	6,500,000	6,500,000

Massachusetts : 3.09%
Massachusetts Consolidated Loan Series D-1 (GO) ±	0.23	8-1-2043	80,000,000	79,853,600
Massachusetts Development Finance Agency Boston University Series U-6E (Education Revenue) ±	0.58	10-1-2042	14,000,000	14,027,300
Massachusetts HEFA Lahey Clinic Medical Center Series C (Health Revenue, National Insured)	5.00	8-15-2016	5,945,000	6,172,634
Massachusetts HEFA Lahey Clinic Medical Center Series C (Health Revenue, National Insured)	5.00	8-15-2018	2,780,000	2,891,673
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) ±(m)	0.33	7-1-2042	23,975,000	23,975,000
Massachusetts PFOTER Series 4406 (Tax Revenue, Dexia Credit Local LIQ) 144Aø	0.19	7-1-2030	12,940,000	12,940,000
Massachusetts Refunding Balance Series A (GO) ±	0.52	2-1-2016	13,000,000	13,003,380
Massachusetts Water Resources Authority Series D (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.19	8-1-2025	7,880,000	7,880,000
Massachusetts Water Resources Authority Series DCL 005 (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.19	8-1-2025	25,700,000	25,700,000
				186,443,587

8

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan : 4.31%
Bridgeport MI Spaulding Community School District (GO)	1.50%	6-23-2015	$4,830,000	$4,845,987
Detroit MI (GO)	5.00	11-1-2017	7,485,000	8,188,066
Detroit MI City School District Series DC8032 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.34	5-1-2029	11,275,000	11,275,000
Detroit MI City School District Series DCL 045 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.49	5-1-2030	12,625,000	12,625,000
Genesee County MI Limited Tax Water Supply System (GO, Build America Mutual Assurance Company Insured)	3.00	11-1-2016	425,000	443,245
Genesee County MI Limited Tax Water Supply System (GO, Build America Mutual Assurance Company Insured)	4.00	11-1-2017	225,000	243,929
Genesee County MI Limited Tax Water Supply System (GO, Build America Mutual Assurance Company Insured)	4.00	11-1-2018	220,000	240,339
Genesee County MI Limited Tax Water Supply System (GO, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	240,000	274,142
Michigan Comprehensive Transportation PFOTER 2754 (Tax Revenue, AGM Insured, Dexia Credit Local LIQ) ø	0.19	5-15-2023	1,070,000	1,070,000
Michigan Finance Authority Detroit School District (Miscellaneous Revenue)	5.00	6-1-2015	4,400,000	4,520,956
Michigan Finance Authority Detroit School District Series E (Miscellaneous Revenue)	2.85	8-20-2015	1,850,000	1,856,993
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series C (Miscellaneous Revenue)	3.00	11-1-2014	1,000,000	1,001,880
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series C (Miscellaneous Revenue)	5.00	11-1-2015	1,500,000	1,565,130
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2016	2,400,000	2,577,264
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2017	5,265,000	5,823,195
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	20,000,000	22,497,800
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-4 (Water & Sewer Revenue)	5.00	7-1-2016	11,000,000	11,744,480
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-4 (Water & Sewer Revenue)	5.00	7-1-2017	15,000,000	16,444,350
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-7 (Water & Sewer Revenue)	5.00	7-1-2017	1,630,000	1,775,396
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	10,000,000	11,031,500
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	17,500,000	19,685,575
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6 (Water & Sewer Revenue)	5.00	7-1-2016	8,050,000	8,594,824
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6 (Water & Sewer Revenue)	5.00	7-1-2018	4,000,000	4,433,160
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.54	5-1-2029	19,885,000	19,885,000
Michigan PFOTER Series 4714 (Miscellaneous Revenue, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.31	9-1-2024	10,765,000	10,765,000
Michigan State Hospital Finance Authority Ascension Health Series F-3 (Health Revenue) ±	1.40	11-15-2047	9,250,000	9,307,905
Pinckney MI Community Schools (GO, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	645,000	695,026
Pinckney MI Community Schools (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,035,000	1,171,868
Saline MI School District (GO, Qualified School Board Loan Fund Insured) ±	0.59	5-1-2030	16,200,000	16,187,688
University of Michigan Series F (Education Revenue) ±	0.44	4-1-2043	48,970,000	49,035,620
				259,806,318

9

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota : 0.61%
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.06%	8-15-2037	$18,095,000	$18,095,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(n)(m)	0.06	11-15-2017	10,000,000	9,550,000
Minneapolis MN Housing Authority Snelling Avenue Apartment Project (Miscellaneous Revenue)	0.50	3-1-2015	7,350,000	7,351,323
Pipestone County MN Medical Center BAN (Health Revenue)	0.85	5-1-2017	1,900,000	1,896,789
				36,893,112

Mississippi : 0.08%
Mississippi Business Finance Corporation Solid Waste Disposal Gulf Power Company Project (Industrial Development Revenue) ±	0.55	11-1-2042	3,000,000	2,999,130
Mississippi Business Finance Corporation Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.38	3-1-2027	800,000	799,856
Mississippi Hospital Equipment & Facilities Authority Mississippi Baptist Health System Incorporated Series A (Health Revenue)	5.00	8-15-2018	1,005,000	1,101,601
				4,900,587

Missouri : 0.59%
Missouri Development Finance Board Independence Water System Series D (Miscellaneous Revenue)	2.00	11-1-2014	1,125,000	1,126,631
Missouri Development Finance Board Independence Water System Series D (Miscellaneous Revenue)	2.00	11-1-2015	2,055,000	2,088,250
Missouri HEFA Freeman Health System (Health Revenue)	5.00	2-15-2016	1,020,000	1,079,476
Missouri HEFA SSM Health Care Series B (Health Revenue) ø	0.18	6-1-2041	10,000,000	10,000,000
Missouri HEFA SSM Health Care Series C (Health Revenue) ø	0.18	6-1-2041	10,000,000	10,000,000
St. Louis MO PFOTER 4085 (Airport Revenue) ø	0.34	7-1-2022	11,190,000	11,190,000
				35,484,357

Montana : 0.08%
Shelby MT BAN Multi-Modal Rail Project Series A (Miscellaneous Revenue)	2.00	7-1-2015	5,075,000	5,093,118

Nebraska : 0.12%
Central Plains NE Energy Project #1 Series A (Utilities Revenue)	5.00	12-1-2014	7,335,000	7,385,538

Nevada : 0.33%
Las Vegas NV Redevelopment Agency Series A (Tax Revenue)	6.00	6-15-2015	2,100,000	2,162,517
Nevada Colorado River Commission Hoover Series E (GO)	5.00	10-1-2014	3,150,000	3,150,441
Washoe County NV (GO, Dexia Credit Local LIQ) 144Aø	0.39	12-9-2030	14,355,000	14,355,000
				19,667,958

New Hampshire : 0.11%
New Hampshire Health & Education Catholic Medical Center (Health Revenue)	4.00	7-1-2015	1,200,000	1,226,460
New Hampshire HEFA Kendal at Hanover Series B (Health Revenue, Royal Bank of Scotland LOC) ø	0.25	10-1-2030	5,200,000	5,200,000
				6,426,460

New Jersey : 6.66%
Aberdeen Township NJ BAN (GO)	1.25	3-13-2015	5,740,200	5,761,209
Atlantic Highlands NJ BAN (GO)	1.25	3-18-2015	4,800,000	4,807,776
Beach Haven NJ BAN (GO)	1.25	5-14-2015	5,792,700	5,802,026
Bound Brook Borough NJ BAN (GO)	1.50	4-23-2015	9,850,000	9,892,158
Bridgeton NJ BAN (GO)	1.25	2-27-2015	5,028,526	5,036,521
Carlstadt-East Rutherford NJ Grant Anticipation Notes (GO)	1.40	10-3-2014	6,000,000	6,000,180

10

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)
Carlstadt-East Rutherford NJ Regional School District Grant Anticipation Notes (GO) %%	1.25%	7-7-2015	$3,000,000	$3,008,430
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	3.00	6-1-2017	1,420,000	1,492,945
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	4.00	6-1-2018	650,000	711,250
Egg Harbor NJ TAN Series A (GO)	1.25	10-15-2014	2,300,000	2,300,506
Greater Egg Harbor NJ Regional High School District Grant Anticipation Notes (GO)	1.00	12-23-2014	4,215,000	4,219,932
Kearny NJ TAN (GO)	1.00	4-30-2015	5,000,000	5,009,150
Keyport NJ BAN (GO)	1.25	7-31-2015	5,538,100	5,561,471
Lyndhurst Township NJ BAN (GO)	1.00	3-18-2015	6,126,000	6,133,903
New Jersey EDA School Facilities Construction Project (Miscellaneous Revenue) ±	0.62	2-1-2015	12,000,000	12,000,600
New Jersey EDA School Facilities Construction Project Series E (Miscellaneous Revenue) ±	1.74	2-1-2016	59,540,000	60,149,690
New Jersey EDA School Facilities Construction Project Series N-1 (Miscellaneous Revenue, National Insured)	5.25	9-1-2016	835,000	874,162
New Jersey EDA Solid Waste Facilities Disposal Waste Management Series A (Resource Recovery Revenue)	0.55	6-1-2015	1,800,000	1,800,162
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	3.00	12-1-2014	1,000,000	1,004,640
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	4.00	12-1-2015	2,000,000	2,083,500
New Jersey Housing & Mortgage Finance Agency Salem Lafayette Apartments Series J (Housing Revenue) ±	0.50	12-1-2015	10,000,000	10,004,500
New Jersey PFOTER PT-4709 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.31	9-1-2029	41,600,000	41,600,000
New Jersey PFOTER PT-4712 (Transportation Revenue, National Insured, Dexia Credit Local LIQ) 144Aø	0.29	12-15-2022	32,930,000	32,930,000
New Jersey PFOTER PT-4713 (GO, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.19	12-15-2021	22,955,000	22,955,000
New Jersey PFOTER Series 4716 (Miscellaneous Revenue, National/FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.31	9-1-2027	45,000,000	45,000,000
New Jersey Transit Corporation Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2018	3,115,000	3,259,723
New Jersey Transportation Trust Fund Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2017	2,505,000	2,840,319
New Jersey TTFA PFOTER Series 109 (Transportation Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local SPA) 144Aø	0.28	12-15-2030	43,575,000	43,575,000
New Jersey Turnpike Authority Series B-1 (Transportation Revenue) ±	0.37	1-1-2024	10,500,000	10,504,515
New Jersey Turnpike Authority Series C (Transportation Revenue) ±	0.52	1-1-2017	11,000,000	11,006,710
Newark NJ BAN Series B (GO)	1.75	6-24-2015	10,000,000	10,054,300
Newark NJ TAN Series A (GO)	1.75	2-20-2015	20,973,000	20,993,344
Paterson NJ BAN (GO)	1.25	6-3-2015	3,300,000	3,310,428
				401,684,050

New Mexico : 1.39%
Farmington NM PCR Southern California Edison Series A (Utilities Revenue) ±	2.88	4-1-2029	1,500,000	1,519,005
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.85	11-1-2039	60,000,000	60,405,600
Pueblo of Sandia NM Series A (GO) ø	1.53	3-1-2015	1,895,000	1,895,000
University of New Mexico Various Refunding Sub Lien Systems Series B (Education Revenue, JPMorgan Chase & Company SPA) ø	0.05	6-1-2026	19,775,000	19,775,000
				83,594,605

New York : 17.65%
Auburn NY BAN Series B (GO)	1.00	5-29-2015	12,417,000	12,440,841
Babylon NY BAN (GO)	1.25	3-26-2015	5,440,000	5,453,437
Board Cooperative Educational Services Sole Supervisory District RAN (Miscellaneous Revenue)	1.25	6-26-2015	4,000,000	4,017,880

11

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Board Cooperative Educational Services Sole Supervisory District RAN (Miscellaneous Revenue)	1.50%	6-30-2015	$25,900,000	$26,050,479
Corning NY Community College BAN (Miscellaneous Revenue)	1.25	3-5-2015	5,035,000	5,042,049
Deutsche Bank Spears Lifers Trust Series DB 1087 (GO, HUD Insured, Deutsche Bank LIQ) ø	0.70	12-1-2029	20,605,000	20,605,000
Deutsche Bank Spears Lifers Trust Series DB 1088 (GO, HUD Insured, Deutsche Bank LIQ) 144Aø	0.70	9-1-2029	8,945,000	8,945,000
Deutsche Bank Spears Lifers Trust Series DB 1089 (GO, HUD Insured, Deutsche Bank LIQ) 144Aø	0.70	6-1-2030	15,125,000	15,125,000
Deutsche Bank Spears Lifers Trust Series DB 1099 (GO, HUD Insured, Deutsche Bank LIQ) 144Aø	0.29	7-1-2022	6,870,000	6,870,000
Deutsche Bank Spears Lifers Trust Series DB 1100 (GO, HUD Insured, Deutsche Bank LIQ) 144Aø	0.29	7-1-2022	8,795,000	8,795,000
Deutsche Bank Spears Lifers Trust Series DB 1220 (Housing Revenue, Deutsche Bank LIQ) 144Aø	0.52	10-1-2053	19,995,000	19,995,000
Franklin County NY Solid Waste Management Authority BAN (Resource Recovery Revenue)	1.00	3-31-2015	3,865,000	3,864,227
Long Beach NY RAN Series A (GO)	1.50	9-18-2015	2,075,000	2,081,536
Long Beach NY RAN Series B (GO)	1.50	9-18-2015	1,735,000	1,744,213
Long Island NY Power Authority Series 2010-A (Utilities Revenue)	5.00	5-1-2015	1,295,000	1,331,985
Metropolitan Transportation Authority New York Refunding Series 2008A-2A (Transportation Revenue) ±	0.42	11-1-2026	7,000,000	6,999,790
Metropolitan Transportation Authority New York Series 2012A-1 (Transportation Revenue) ±	0.23	11-15-2041	13,000,000	13,001,170
Metropolitan Transportation Authority New York Series A-3 (Transportation Revenue) ±	0.43	11-15-2042	50,000,000	50,000,500
Metropolitan Transportation Authority New York Sub Series 3-3B (Transportation Revenue) ±	0.39	11-1-2030	42,470,000	42,404,596
Metropolitan Transportation Authority New York Sub Series G-2 (Transportation Revenue) ±	0.63	11-1-2032	34,000,000	34,071,740
Metropolitan Transportation Authority New York Transportation Sub Series D-2A (Transportation Revenue, AGM Insured) ±	0.58	11-1-2032	36,650,000	36,691,415
Monroe County NY Industrial Development Corporation St. John Fisher College Series A (Education Revenue)	4.00	6-1-2015	845,000	861,596
Nassau County NY Health Care Corporation RAN (Health Revenue)	2.25	1-15-2015	4,520,000	4,528,226
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00	12-1-2014	3,275,000	3,302,183
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00	12-1-2025	6,990,000	7,384,795
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00	12-1-2035	18,210,000	19,238,501
New York Dormitory Authority Series B (Education Revenue)	5.00	7-1-2015	1,080,000	1,118,048
New York Energy R&D Authority PCR Keyspan Generation Series A (Industrial Development Revenue, Ambac Insured) ±(m)	0.25	10-1-2028	3,375,000	3,375,000
New York Energy R&D Authority PCR Rochester Gas & Electric Corporation Series C (Industrial Development Revenue, National Insured) ±	5.00	8-1-2032	4,250,000	4,540,318
New York Energy R&D Authority Series A (Resource Recovery Revenue, Ambac Insured) ±(n)(m)	0.38	7-1-2015	51,960,000	51,960,000
New York Environmental Facilities Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	2.75	7-1-2017	1,650,000	1,737,186
New York Local Government Assistance Corporation Refinance Sub Lien Series A-10V (Tax Revenue, AGM Insured) ±(n)(m)	0.11	4-1-2017	43,625,000	43,079,661
New York Local Government Refunding Series C (Tax Revenue)	5.50	4-1-2017	2,710,000	2,939,645
New York NY Adjusted Fiscal 2008 Sub Series A-3 (GO, AGM Insured) ±(m)	0.45	8-1-2026	12,150,000	12,150,000
New York NY Adjusted Fiscal 2008 Sub Series A-4 (GO, AGM Insured) ±(m)	0.39	8-1-2026	42,325,000	42,325,000
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO, AGM Insured) ±(m)	0.26	10-1-2027	58,625,000	58,625,000
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Dexia Credit Local SPA) ø	0.18	8-1-2028	25,000,000	25,000,000
New York NY Adjusted Fiscal 2008 Sub Series J7 (GO) ±	0.51	8-1-2021	8,325,000	8,327,414

12

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
New York NY Industrial Development Agency Refunding Transportation Infrastructure Properties, LLC Obligated Group Series A (Airport Revenue)	5.00%	7-1-2015	$1,920,000	$1,974,701
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.18	6-15-2032	13,500,000	13,500,000
New York NY Municipal Water Finance Authority Series F-1 (Water & Sewer Revenue, Mizuho Bank Limited SPA) ø	0.05	6-15-2033	20,000,000	20,000,000
New York NY Series A-6 (GO) ±	0.54	8-1-2031	39,950,000	40,028,302
New York NY Series J Sub Series J-2 (GO, AGM Insured) ±(m)	0.45	6-1-2036	21,400,000	21,400,000
New York NY Series J Sub Series J-3 (GO, AGM Insured) ±(m)	0.45	6-1-2036	31,775,000	31,775,000
New York NY Series J-9 (GO) ±	0.43	8-1-2027	37,000,000	36,999,260
New York NY Sub Series C-4 (GO, AGM Insured) ±(m)	0.33	1-1-2032	1,025,000	1,025,000
New York NY Sub Series J-4 (GO) ±	0.58	8-1-2025	10,845,000	10,845,434
New York NY Sub Series J-8 (GO) ±	0.42	8-1-2021	18,350,000	18,353,487
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.19	4-1-2035	34,000,000	34,000,000
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	21,905,000	21,905,000
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	8,045,000	8,045,000
New York NY Transitional Finance Authority Sub Series 2E (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	6,005,000	6,005,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.18	8-1-2023	3,000,000	3,000,000
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	31,735,000	31,844,803
North Evans NY Fire District BAN (GO)	1.25	3-4-2015	1,750,000	1,754,095
Orange & Ulster Counties NY Board Cooperative Educational Services Sole Supervisory District RAN Series A (Miscellaneous Revenue)	1.00	1-30-2015	1,000,000	1,001,080
Oyster Bay NY Public Improvement (GO)	3.00	8-15-2017	500,000	523,985
Oyster Bay NY Public Improvement Series A (GO, AGM Insured)	3.00	3-1-2016	1,995,000	2,059,119
Ramapo NY BAN Series B (GO) 144A	4.00	5-27-2015	8,725,000	8,790,176
Rockland County NY (GO)	3.50	10-1-2014	1,340,000	1,340,107
Rockland County NY (GO)	3.50	10-1-2015	1,365,000	1,397,583
Rockland County NY TAN (GO)	2.00	3-17-2015	7,200,000	7,235,280
Suffolk County NY BAN Series A (GO)	1.50	5-1-2015	22,110,000	22,234,479
Suffolk County NY Public Improvement Series B (GO)	4.50	11-1-2015	1,100,000	1,148,620
Suffolk County NY RAN (GO)	1.50	3-26-2015	16,970,000	17,046,704
Suffolk County NY Series A (GO)	4.00	4-1-2015	1,100,000	1,119,954
Suffolk County NY Series B (GO)	3.00	10-15-2014	2,010,000	2,012,312
Suffolk County NY TAN Series B (GO, AGM Insured)	2.00	10-15-2015	2,860,000	2,908,706
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-4 (Transportation Revenue) ±	0.62	1-1-2029	4,500,000	4,511,970
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-C (Transportation Revenue) ±	0.47	1-1-2030	13,700,000	13,701,918
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-D (Transportation Revenue) ±	0.69	1-1-2031	40,800,000	40,923,216
Utica NY School District (GO)	2.00	7-1-2015	1,095,000	1,105,501
Utica NY School District (GO)	3.00	7-1-2016	960,000	989,021
Utica NY School District (GO)	3.00	7-1-2017	1,320,000	1,371,005
Westchester County NY Hudson Project (Health Revenue)	2.00	1-1-2016	450,000	453,785
Westchester County NY Hudson Project (Health Revenue)	3.00	1-1-2017	500,000	514,860
Westchester County NY Hudson Project (Health Revenue)	3.00	1-1-2018	450,000	464,382
Yonkers NY Series A (GO)	4.00	7-1-2015	1,000,000	1,027,720
Yonkers NY Series A (GO)	4.00	7-1-2016	2,835,000	2,997,162
Yonkers NY Series B (GO)	3.00	7-1-2015	1,495,000	1,525,214
Yonkers NY Series B (GO)	3.00	7-1-2016	1,290,000	1,341,355
Yonkers NY Series C (GO)	4.00	8-15-2015	1,000,000	1,032,020
Yonkers NY Series C (GO)	4.00	8-15-2016	2,085,000	2,211,539
Yonkers NY Series D (GO)	3.00	8-15-2015	1,925,000	1,969,833
Yonkers NY Series D (GO)	3.00	8-15-2016	660,000	687,786
				1,064,124,905

13

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
North Carolina : 0.92%
Mecklenburg County NC Series A (Miscellaneous Revenue) ±	0.41%	2-1-2028	$2,465,000	$2,456,003
North Carolina Capital Finance Republic Services Incorporated Project (Resource Recovery Revenue) ø	0.40	6-1-2038	9,500,000	9,500,000
North Carolina Eastern Municipal Power Refunding Series D (Utilities Revenue)	5.00	1-1-2015	11,585,000	11,727,264
North Carolina Medical Care Commission Healthcare Facilities Series A (Health Revenue, JPMorgan Chase & Company SPA) ø	0.12	11-1-2034	21,350,000	21,350,000
North Carolina Medical Care Commission Moses Cone Health System (Health Revenue)	5.00	10-1-2015	500,000	522,890
University of North Carolina Chapel Hill Series A (Education Revenue) ±	0.55	12-1-2041	10,200,000	10,215,606
				55,771,763

North Dakota : 0.50%
Dickinson ND Series A (Tax Revenue)	3.00	10-1-2015	685,000	702,666
Dickinson ND Series A (Tax Revenue)	3.00	10-1-2017	1,100,000	1,161,556
Dickinson ND Series A (Tax Revenue)	4.00	10-1-2018	1,185,000	1,299,424
Fargo ND Health System Sanford (Health Revenue)	4.00	11-1-2014	4,485,000	4,500,159
Williston ND Series A (GO)	1.50	11-1-2014	5,990,000	5,994,013
Williston ND Series A (GO)	1.75	5-1-2015	3,500,000	3,501,960
Williston ND Series A (GO)	2.50	11-1-2015	8,000,000	8,006,560
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2016	750,000	776,640
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2017	3,875,000	4,074,756
				30,017,734

Ohio : 1.23%
Akron Bath Copley Joint Township OH District Hospital Summa Health System Series A (Health Revenue, Radian Insured)	5.25	11-15-2016	1,000,000	1,006,100
American Municipal Power OH Incorporated BAN Electric System Improvement Cleveland Power Project (Utilities Revenue)	1.13	8-6-2015	1,000,000	1,000,540
Buckeye OH Tobacco Settlement Finance Authority Series A-1 (Tobacco Revenue)	5.00	6-1-2015	2,000,000	2,041,680
Cleveland OH Airport System Series A (Airport Revenue, Ambac Insured)	5.25	1-1-2017	2,315,000	2,526,522
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2017	2,895,000	3,159,748
Cleveland OH Municipal School District Refinance & School Improvement (GO, South Dakota Credit Program Insured)	4.00	12-1-2014	1,580,000	1,589,606
Lancaster OH Port Authority (Utilities Revenue) ±	0.50	2-1-2017	3,895,000	3,893,559
Lancaster OH Port Authority (Utilities Revenue) ±	0.55	8-1-2017	3,240,000	3,241,782
Lancaster OH Port Authority (Utilities Revenue) ±	0.60	2-1-2018	7,225,000	7,220,521
Lancaster OH Port Authority (Utilities Revenue) ±	0.65	8-1-2018	4,000,000	4,004,200
Montgomery County OH Catholic Health Refunding Bond Series B-2 (Health Revenue, U.S. Bank NA SPA) ø	0.08	3-1-2027	17,000,000	17,000,000
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2016	750,000	779,933
Ohio HFA MFHR Kingsbury Tower Apartments Project Series D (Housing Revenue)	0.65	4-1-2015	1,250,000	1,250,463
Ohio Higher Educational Facility John Carroll University Project (Education Revenue) ±	2.25	9-1-2033	2,000,000	2,039,440
Ohio University Hospitals Health Systems Series B (Health Revenue) ø	0.50	1-15-2033	11,000,000	11,000,000
Ohio Water Development Authority Waste Management Project (Resource Recovery Revenue) ±	2.25	7-1-2021	1,250,000	1,288,013
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2016	1,760,000	1,840,485
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2017	4,375,000	4,649,269
Warrensville Heights OH BAN (GO)	2.13	8-13-2015	1,560,000	1,578,174
Warrensville Heights OH Certificate of Participation Community Center Notes (GO)	2.50	12-17-2014	1,700,000	1,703,961

14

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)
Warrensville Heights OH City School District School Improvement (GO, National Insured)	7.00%	12-1-2014	$1,150,000	$1,160,684
				73,974,680

Oklahoma : 0.24%
Cleveland County OK Educational Facilities Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2017	4,675,000	5,195,561
Cushing OK Educational Authority Cushing Public Schools Project (Miscellaneous Revenue)	3.00	9-1-2016	1,650,000	1,712,766
Oklahoma County OK Finance Authority Luther Public Schools Project (Miscellaneous Revenue)	2.00	9-1-2015	735,000	745,871
Oklahoma School District and County Revenue Anticipation Program Certificate of Participation (Miscellaneous Revenue)	0.75	6-30-2015	6,540,000	6,538,234
				14,192,432

Oregon : 0.30%
Gilliam County OR Waste Management Series A (Resource Recovery Revenue) 144A±	0.75	8-1-2025	3,550,000	3,550,284
Oregon Facilities Authority Providence Health & Services Series C (Health Revenue) ±	0.91	10-1-2020	14,500,000	14,562,495
				18,112,779

Pennsylvania : 2.73%
Allentown PA Hospital Authority Sacred Heart Hospital (Health Revenue)	6.00	11-15-2016	3,465,000	3,582,533
Clarion County PA IDA Student Housing (Housing Revenue)	1.05	5-1-2016	4,000,000	4,002,720
Downingtown PA School District (GO) ±	0.41	5-1-2030	6,000,000	5,985,240
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program (Education Revenue) ±	3.00	11-1-2035	4,000,000	4,126,880
Montgomery County PA IDA ACTS Retirement Community Series B (Health Revenue)	5.00	11-15-2017	2,300,000	2,455,963
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	3.00	11-1-2014	1,500,000	1,503,345
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	3.00	5-1-2015	1,385,000	1,405,595
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	3.00	11-1-2015	1,500,000	1,540,455
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	4.00	5-1-2016	1,225,000	1,289,521
Pennsylvania EDFA PPL Energy Supply Series A (Utilities Revenue) ±	3.00	12-1-2038	13,500,000	13,706,280
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	4.70	11-1-2021	675,000	677,160
Pennsylvania EDFA Solid Waste Refunding Bond Republic Services Incorporated Project Series A (Resource Recovery Revenue) ø	0.37	4-1-2019	8,000,000	8,000,000
Pennsylvania EDFA Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.40	8-1-2045	17,500,000	17,500,700
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ±	1.75	12-1-2033	15,000,000	15,246,450
Pennsylvania Higher Education Facilities Authority Independent Colleges Series I4 (Education Revenue) ±	0.70	11-1-2031	3,800,000	3,803,914
Pennsylvania Turnpike Commission Series B (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.08	7-15-2041	5,400,000	5,400,000
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.59	12-1-2016	6,750,000	6,772,275
Pennsylvania Turnpike Commission Series B-1 (Transportation Revenue) ±	0.33	12-1-2016	15,050,000	15,050,452

15

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission Series B-2 (Transportation Revenue) ±	0.33%	12-1-2016	$34,950,000	$34,954,544
Philadelphia PA School District Series A (GO, Ambac Insured)	5.00	8-1-2017	1,000,000	1,038,780
Philadelphia PA Water & Sewer (Water & Sewer Revenue, Ambac Insured)	5.25	12-15-2014	1,460,000	1,473,242
Pittsburgh PA Water & Sewer Authority Series C-1D (Water & Sewer Revenue, AGM Insured) ±	1.40	9-1-2035	5,995,000	6,043,679
Scranton PA TAN Series A (GO)	4.50	12-15-2014	485,000	485,058
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2016	1,080,000	1,133,050
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2017	1,085,000	1,155,134
West Mifflin PA School District (GO, AGM Insured)	4.10	10-1-2018	2,500,000	2,585,325
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2017	1,650,000	1,745,205
Westmoreland County PA IDA Excela Health Project (Health Revenue)	5.00	7-1-2018	1,650,000	1,819,241
				164,482,741

Puerto Rico : 1.47%
Puerto Rico (GO, AGM Insured)	5.25	7-1-2015	1,120,000	1,145,066
Puerto Rico (Miscellaneous Revenue, AGM Insured)	5.50	7-1-2016	1,180,000	1,225,843
Puerto Rico (Tax Revenue, National Insured)	6.00	7-1-2015	450,000	456,575
Puerto Rico (Tax Revenue, National Insured)	6.50	7-1-2015	4,550,000	4,633,174
Puerto Rico Aqueduct & Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2015	3,200,000	3,260,864
Puerto Rico Commonwealth Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2017	250,000	259,748
Puerto Rico Electric Power Authority Refunding Bond Series JJ (Utilities Revenue, National Insured)	5.25	7-1-2015	3,460,000	3,504,392
Puerto Rico Electric Power Authority Series L (Utilities Revenue, National Insured)	5.50	7-1-2016	1,780,000	1,824,518
Puerto Rico Electric Power Authority Series QQ (Utilities Revenue, Syncora Guarantee Incorporated Insured)	5.50	7-1-2015	1,145,000	1,144,416
Puerto Rico Electric Power Authority Series SS (Utilities Revenue, National Insured)	5.00	7-1-2015	6,100,000	6,167,039
Puerto Rico Electric Power Authority Series SS (Utilities Revenue, National Insured)	5.00	7-1-2016	725,000	729,307
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	4.00	7-1-2015	1,200,000	1,210,740
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2015	1,000,000	1,017,210
Puerto Rico Government Development Bank (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	39,790,000	39,836,156
Puerto Rico Highway & Transportation Authority Refunding Bond Series Z (Tax Revenue, National Insured)	6.25	7-1-2015	5,615,000	5,626,567
Puerto Rico Highway & Transportation Authority Refunding Series W-FAS-CR (Tax Revenue, AGM Insured)	5.50	7-1-2015	2,570,000	2,626,309
Puerto Rico Highway & Transportation Authority Unrefunded Balance Series W (Tax Revenue, National Insured)	5.50	7-1-2015	320,000	320,672
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2016	4,820,000	4,851,089
Puerto Rico Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	1,265,000	1,290,970
Puerto Rico Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	15,000	15,034
Puerto Rico Public Improvement Series A (Tax Revenue, National Insured)	5.50	7-1-2015	1,250,000	1,263,688
Puerto Rico Series A (GO, AGM Insured)	5.00	7-1-2016	6,025,000	6,229,007
				88,638,384

Rhode Island : 0.26%
Cranston RI Series B (GO)	3.00	7-1-2015	1,000,000	1,020,130
Providence RI Series A (GO)	2.00	7-15-2015	1,770,000	1,788,691
Rhode Island Convention Center Authority (Miscellaneous Revenue, National Insured)	5.25	5-15-2015	4,615,000	4,683,394
Rhode Island Health & Education Building Finance Corporation (Health Revenue, AGM Insured)	5.00	5-15-2017	7,370,000	7,852,367

16

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Rhode Island (continued)
Rhode Island Student Loan Authority Program Senior Series A (Education Revenue)	4.00%	12-1-2015	$410,000	$425,441
				15,770,023

South Carolina : 0.15%
Charleston County SC Care Alliance Health Services Series A (Health Revenue, AGM Insured)	5.13	8-15-2015	2,000,000	2,085,880
Jasper County SC Jasper County School (Miscellaneous Revenue)	1.10	2-6-2015	3,700,000	3,700,481
South Carolina Public Services Authority Santee Cooper Series C (Water & Sewer Revenue)	5.00	12-1-2014	3,185,000	3,211,372
				8,997,733

South Dakota : 0.02%
Rapid City SD (Tax Revenue)	3.00	12-1-2015	1,360,000	1,379,938

Tennessee : 1.14%
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	2,585,000	2,812,609
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.05	6-1-2042	23,650,000	23,650,000
Shelby County TN Series C (GO, JPMorgan Chase & Company SPA) ø	0.06	12-1-2031	4,850,000	4,850,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2015	15,575,000	16,142,242
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	4,315,000	4,614,073
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,360,000	1,499,794
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	6,630,000	6,965,544
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	6,875,000	7,403,825
Unicoi County TN (GO, National Insured)	5.00	4-1-2015	565,000	576,566
				68,514,653

Texas : 11.07%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00	8-15-2034	435,000	448,542
Central TX Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	4.00	1-1-2015	250,000	252,215
Central TX Regional Mobility Authority Sub Lien (Transportation Revenue)	4.00	1-1-2015	400,000	402,436
Clear Creek TX Independent School District (GO) ±	3.00	2-15-2035	4,150,000	4,401,200
Coastal Bend TX Health Facilities Development Corporation (Health Revenue, AGM Insured) ±(m)	0.47	7-1-2031	29,125,000	29,125,000
Dallas TX Housing Finance Corporation Fountain Rosemeade Apartments (Housing Revenue)	0.60	10-1-2016	4,875,000	4,870,369
Denton TX Independent School District (GO) ±	2.00	8-1-2043	16,000,000	16,406,880
Galveston TX Hotel Occupancy Series B (Tax Revenue, AGM Insured)	4.00	9-1-2016	420,000	445,183
Gulf Coast TX IDA (Industrial Development Revenue, BNP Paribas LOC) ø	0.60	11-1-2019	4,850,000	4,850,000
Gulf Coast Waste Disposal Authority Waste Management of Texas Series B (Resource Recovery Revenue) ±	0.70	5-1-2028	5,000,000	5,000,250
Harris County TX Cultural Education Mortgage Baylor College (Health Revenue) ±	1.09	11-15-2045	13,375,000	13,404,826
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±(m)	0.40	7-1-2031	33,150,000	33,150,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±(m)	0.38	7-1-2031	21,075,000	21,075,000

17

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Harris County TX Senior Lien Toll Road Series B (Transportation Revenue) ±	0.63%	8-15-2021	$25,430,000	$25,476,283
Houston TX Independent School District Series A (GO) ±	1.00	6-1-2039	36,650,000	36,795,134
Houston TX PFOTER 265 (Water & Sewer Revenue, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.19	12-1-2028	6,850,000	6,850,000
Houston TX Utility System Combined First Lien Security Industry & Financial Market Association Index Series A (Water & Sewer Revenue) ±	0.59	5-15-2034	29,950,000	29,972,463
Katy TX Independent School District Series C (GO, Permanent School Fund Insured) ±	0.75	8-15-2036	14,500,000	14,526,825
Mission TX Economic Development Corporation Republic Services Incorporated Project (Resource Recovery Revenue) ±	0.45	1-1-2026	15,000,000	15,000,150
North East TX Independent School District Series A (GO) ±	2.00	8-1-2042	26,825,000	27,551,958
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A1 (Education Revenue) ±	0.64	7-1-2019	685,000	684,973
Northside TX Independent School District Building Project (GO) ±	2.00	8-1-2044	1,240,000	1,268,756
Northside TX Independent School District Series A (GO) ±	2.00	6-1-2039	13,770,000	14,048,980
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.17	11-1-2040	59,000,000	59,000,000
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2015	1,710,000	1,784,402
San Antonio TX Electric & Gas Refunding System Junior Lien Series B (Utilities Revenue) ±	2.00	12-1-2027	2,075,000	2,111,064
San Antonio TX Junior Lien No Reserve Fund Series F (Water & Sewer Revenue) ±	0.72	5-1-2043	12,000,000	12,081,840
Tarrant County TX Cultural Education Facilities Finance Corporation Hendrick Medical Center (Health Revenue)	4.00	9-1-2017	550,000	594,314
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.24	11-15-2029	14,000,000	14,000,000
Texas Municipal Gas Acquisition & Supply Corporation I Gas Supply Revenue Senior Lien Series A (Utilities Revenue)	5.00	12-15-2014	4,195,000	4,231,371
Texas Municipal Gas Acquisition & Supply Corporation I Series A (Utilities Revenue)	5.00	12-15-2015	1,875,000	1,966,688
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.86	9-15-2017	23,860,000	23,845,684
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.50	9-15-2017	61,510,000	61,619,488
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2014	2,000,000	2,017,340
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2015	2,900,000	3,041,810
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	2,500,000	2,699,875
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series B (Utilities Revenue) ±	0.71	12-15-2017	4,285,000	4,284,357
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Utilities Revenue)	5.63	12-15-2017	2,220,000	2,421,043
Texas Public Finance Authority Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2014	2,680,000	2,688,094
Texas Public Finance Authority Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2015	4,000,000	4,144,320
Texas Public Finance Authority Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2016	2,080,000	2,245,152
Texas Public Finance Authority Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	7-1-2017	11,500,000	12,396,770
Texas Public Finance Authority Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	7-1-2018	6,000,000	6,265,740
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2015	2,430,000	2,515,536
Texas Transportation Commission State Highway Fund Floating Ist Tier Series B (Tax Revenue) ±	0.38	4-1-2032	24,000,000	24,063,120

18

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.30%	4-1-2026	$41,500,000	$41,500,000
Texas Transportation Commission Turnpike System First Tier PUTTER Series B (Transportation Revenue) ±	1.25	8-15-2042	49,550,000	49,704,596
Texas Turnpike Authority Central Texas Turnpike System Capital Appreciation First Tier Series A (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2016	5,000,000	4,929,900
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ø	0.40	6-1-2038	6,950,000	6,950,000
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series B (Health Revenue, Compass Bank LOC) ø	0.40	6-1-2031	7,975,000	7,975,000
				667,084,927

Virgin Islands : 0.22%
Virgin Islands PFA Senior Lien Matching Fund Loan Series A (Miscellaneous Revenue)	4.00	10-1-2016	1,700,000	1,778,727
Virgin Islands PFA Senior Lien Matching Fund Loan Series A (Water & Sewer Revenue)	5.25	10-1-2017	2,000,000	2,000,280
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2017	6,950,000	7,642,220
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2015	2,000,000	2,072,460
				13,493,687

Virginia : 0.45%
Amelia County VA IDA Waste Management Project (Resource Recovery Revenue) ±	0.63	4-1-2027	3,700,000	3,704,736
Fredericksburg VA EDA Mary Washington Healthcare Group Series A (Health Revenue) ±	1.93	8-1-2038	6,405,000	6,579,664
King George County VA IDA Waste Management Incorporated Series A (Resource Recovery Revenue) ±	0.70	6-1-2023	10,000,000	10,003,300
Virginia Public Building Authority Series A (Miscellaneous Revenue)	3.50	8-1-2015	7,000,000	7,011,130
				27,298,830

Washington : 0.02%
Kent WA (GO)	2.00	12-1-2015	400,000	406,828
Kent WA (GO)	3.00	12-1-2016	500,000	523,180
				930,008

West Virginia : 0.49%
Mason County WV PCR Appalachian Power Company Project Series L (Utilities Revenue) ±	2.00	10-1-2022	21,030,000	21,030,421
Mason County WV PCR Appalachian Power Company Series L (Industrial Development Revenue) ±	1.63	10-1-2022	8,750,000	8,775,200
				29,805,621

Wisconsin : 1.01%
Cameron WI School District BAN (Miscellaneous Revenue) %%	2.00	8-17-2015	2,400,000	2,415,648
Deutsche Bank Spears Lifers Trust Series DBE 1348 (Miscellaneous Revenue, Deutsche Bank LIQ) 144Aø(a)	0.14	6-1-2049	15,315,000	15,315,000
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2015	295,000	311,260
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2016	345,000	377,389
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2014	390,000	392,543
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2015	390,000	406,949
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2016	385,000	412,862
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2017	385,000	420,743
Milwaukee County WI Series F9 (GO) ±	0.48	2-15-2032	7,500,000	7,507,800

19

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Richland Center WI Sewer System BAN Series A (Water & Sewer Revenue)		1.00%	5-1-2016	$14,740,000	$14,760,931
Waukesha WI Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø		0.95	12-1-2042	4,940,000	4,940,000
Wisconsin HEFA Aurora Health Care Series B-1 (Health Revenue) ±		1.25	8-15-2025	3,300,000	3,321,945
Wisconsin HEFA Unity Point Series B-1 (Health Revenue) ø		0.11	12-1-2041	10,500,000	10,500,000
					61,083,070

Wyoming : 0.25%
Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø		0.22	1-1-2017	15,000,000	15,000,000

Total Municipal Obligations (Cost $5,817,269,733)					5,832,350,152

Other : 0.91%
Nuveen Dividend Advantage Municipal Fund 3, Institutional MuniFund Term Preferred Shares ±144A		0.78	10-1-2017	38,000,000	38,000,000
Nuveen New York AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares ±144A		0.65	10-1-2017	17,000,000	17,000,170
Total Other (Cost $55,000,000)					55,000,170

		Yield		Shares
Short-Term Investments : 2.20%
Investment Companies : 2.20%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##		0.01		132,563,038	132,563,038
Total Short-Term Investments (Cost $132,563,038)					132,563,038

Total investments in securities (Cost $6,004,832,771)*	99.87%				6,019,913,360
Other assets and liabilities, net	0.13				7,666,347

Total net assets	100.00%				$6,027,579,707

±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
(a)	The security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $6,004,809,192 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,659,706
Gross unrealized losses	(3,555,538)

Net unrealized gains	$15,104,168

20

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$5,724,358,491	$107,991,661	$5,832,350,152

Other	0	55,000,170	0	55,000,170
Short-term investments
Investment companies	132,563,038	0	0	132,563,038

Total assets	$132,563,038	$5,779,358,661	$107,991,661	$6,019,913,360

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2014	$108,747,688
Accrued discounts (premiums)	129,023
Realized gains (losses)	14,222
Change in unrealized gains (losses)	(99,272)
Purchases	0
Sales	(800,000)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of September 30, 2014	$107,991,661

Change in unrealized gains (losses) relating to securities still held at September 30, 2014	$(124,578)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 86.13%
Guam : 7.18%
Guam Government Business Privilege Series A (Tax Revenue)	5.25%	1-1-2036	$2,000,000	$2,167,700
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	1,500,000	1,702,185
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,102,320
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2025	740,000	843,763
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	650,000	731,686
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2016	100,000	107,580
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2016	150,000	161,370
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.50	12-1-2019	1,000,000	1,174,180
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,575,000	1,838,041
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	589,710
				10,418,535

Illinois : 4.08%
Chicago IL Board Education Refunding Bond Series A (GO, Ambac Insured)	5.50	12-1-2025	2,115,000	2,352,493
Chicago IL Refunding Bond CAB Series C (GO) ¤	0.00	1-1-2032	2,500,000	935,400
Chicago IL Refunding Bond Series A (GO)	5.00	1-1-2027	1,700,000	1,783,317
City of Chicago IL Waterworks Second Lien (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2020	500,000	563,650
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	250,000	280,493
				5,915,353

Puerto Rico : 15.50%
Puerto Rico Commonwealth Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, AGC Insured)	5.25	7-1-2019	1,000,000	1,031,700
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (GO, AGM Insured)	5.00	7-1-2015	1,750,000	1,753,973
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (GO, AGM Insured)	5.00	7-1-2016	1,500,000	1,550,790
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	40,000	41,003
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	210,000	215,267
Puerto Rico Electric Power Authority Refunding Bond Series JJ (Utilities Revenue, National Insured)	5.25	7-1-2015	565,000	572,249
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2015	750,000	759,405
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,024,930
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	1,000,000	1,029,460
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	4.00	7-1-2015	1,100,000	1,109,845
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2016	2,255,000	2,313,833
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	600,000	696,372
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2014	855,000	857,574
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2015	500,000	501,505
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2019	1,835,000	1,840,358
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2020	260,000	260,707
Puerto Rico Highway & Transportation Authority Prerefunded Bond Series W (Tax Revenue, National Insured)	5.50	7-1-2015	850,000	883,805
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, BHAC/FGIC Insured)	5.25	7-1-2021	300,000	340,392

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority Unrefunded Balance Series W (Tax Revenue, National Insured)	5.50%	7-1-2015	$335,000	$335,704
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital De La Concepcion Series A (Health Revenue)	6.50	11-15-2020	25,000	25,601
Puerto Rico Municipal Finance Authority Series C (Tobacco Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	3,000,000	3,463,740
Puerto Rico Public Buildings Authority Refunding Bond (Miscellaneous Revenue, National Insured)	5.50	7-1-2015	1,875,000	1,895,531
				22,503,744

Virgin Islands : 5.71%
Virgin Islands PFA Unrefunded Balance Series A (Miscellaneous Revenue)	7.30	10-1-2018	10,000	11,339
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)	5.00	10-1-2022	2,000,000	2,005,040
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)	4.00	10-1-2022	1,000,000	1,056,750
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	5.00	10-1-2016	250,000	268,460
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2025	2,000,000	2,240,760
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Water & Sewer Revenue)	5.25	10-1-2019	2,700,000	2,700,378
				8,282,727

Wisconsin : 53.66%
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.50	9-1-2015	400,000	400,992
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.75	9-1-2016	415,000	416,984
Beloit WI CDA Series A (Tax Revenue)	1.25	6-1-2015	100,000	100,317
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2017	170,000	170,835
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.50	6-1-2018	200,000	200,660
Glendale WI CDA Bayshore Public Parking Series A (Transportation Revenue)	4.75	10-1-2020	100,000	100,013
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2017	1,635,000	1,752,589
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2018	1,700,000	1,840,199
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	5.00	4-1-2016	1,445,000	1,472,484
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	4.38	4-1-2022	200,000	216,288
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	5.00	4-1-2030	1,320,000	1,426,498
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	4.25	12-1-2015	50,000	51,764
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.50	12-1-2023	250,000	280,945
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.15	12-1-2032	365,000	414,958
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.50	4-1-2015	125,000	126,479
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.70	4-1-2016	405,000	418,786
Greenfield WI CDA Layton Terrace Project (Housing Revenue) ±	4.75	9-1-2033	500,000	500,550
Little Chute WI CDA (Industrial Development Revenue, Associated Bank NA LOC) ø	0.14	7-1-2053	855,000	855,000
Little Chute WI CDA (Miscellaneous Revenue)	4.25	3-1-2017	200,000	200,490
Little Chute WI CDA (Miscellaneous Revenue)	4.35	3-1-2018	200,000	200,462
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2023	150,000	174,813
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2025	475,000	551,133
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2039	5,000,000	5,721,600

2

Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Milwaukee WI Housing Authority Veterans Housing Project (Housing Revenue, FNMA Insured)	5.10%	7-1-2022	$1,050,000	$1,062,527
Milwaukee WI RDA Historic Third Ward Package (Transportation Revenue, Northern Trust Company LOC) ø	0.04	9-1-2028	550,000	550,000
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2020	3,100,000	3,620,180
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2021	3,330,000	3,903,359
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	2,100,000	2,349,102
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	3.15	8-1-2017	50,000	53,136
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	4.60	8-1-2024	870,000	946,055
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	5.00	8-1-2030	3,000,000	3,261,060
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.95	12-1-2038	1,555,000	1,555,000
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	2-15-2029	1,000,000	1,074,970
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	2-15-2039	1,570,000	1,708,019
Neenah WI CDA Series A (Miscellaneous Revenue)	4.13	12-1-2018	300,000	302,019
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.20	5-1-2015	80,000	80,180
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.40	5-1-2016	70,000	70,424
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.75	5-1-2018	50,000	50,069
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2015	100,000	100,065
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.45	6-1-2016	50,000	50,042
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.65	6-1-2017	100,000	99,813
Platteville WI RDA University of Wisconsin Platteville Real Estate (Education Revenue)	5.00	7-1-2022	1,000,000	1,106,750
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.95	10-1-2042	1,445,000	1,445,000
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2015	160,000	170,062
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2017	1,765,000	2,019,831
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2018	380,000	448,563
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2019	100,000	120,678
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2021	2,000,000	2,481,120
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2023	1,600,000	1,972,288
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2026	2,330,000	2,850,149
Sturgeon Bay WI Waterfront RDA Series A (Miscellaneous Revenue)	4.35	10-1-2018	150,000	157,340
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	3.80	2-1-2018	300,000	316,269
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.00	2-1-2019	220,000	230,767
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.50	2-1-2022	250,000	260,925
Verona WI CDA Economic Improvements (Industrial Development Revenue)	4.30	2-1-2015	100,000	100,277
Verona WI CDA Public Improvements (Miscellaneous Revenue)	5.38	12-1-2022	830,000	831,710
Warrens WI CDA Economic Improvements (Miscellaneous Revenue)	5.10	11-1-2020	70,000	48,497
Warrens WI CDA Public Improvements (Tax Revenue)	3.70	10-1-2014	250,000	75,000
Warrens WI CDA Public Improvements (Tax Revenue)	5.00	11-1-2016	70,000	21,001
Waukesha WI Housing Authority Preservation Corporation Project (Housing Revenue, Johnson Bank LOC) ø	0.95	12-1-2042	1,000,000	1,000,000
Waukesha WI Housing Authority The Arboretum Project (Housing Revenue) ±	5.00	12-1-2027	340,000	340,711
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.30	12-1-2016	135,000	139,888
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.65	12-1-2017	335,000	353,455
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.00	12-1-2023	150,000	161,172
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.20	12-1-2024	150,000	164,396
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.25	12-1-2025	250,000	270,808
Weston WI CDA Series A (Miscellaneous Revenue)	5.25	10-1-2020	720,000	722,124
Wisconsin Center District CAB (Tax Revenue, National Insured) ¤	0.00	12-15-2019	175,000	156,485
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤	0.00	12-15-2030	190,000	106,391

3

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)		5.25%	12-15-2015	$30,000	$31,732
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)		5.25	12-15-2018	65,000	75,046
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)		5.25	12-15-2023	2,390,000	2,806,219
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)		5.25	12-15-2027	485,000	572,140
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)		5.00	12-15-2022	730,000	821,089
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)		5.00	12-15-2030	2,100,000	2,319,786
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B (Health Revenue)		5.00	7-1-2044	1,000,000	1,080,880
Wisconsin Housing & EDA (Housing Revenue, FHA Insured)		6.10	6-1-2021	80,000	89,500
Wisconsin Housing & EDA AMT Series A (Housing Revenue)		4.63	11-1-2037	25,000	25,126
Wisconsin Housing & EDA AMT Series A (Housing Revenue)		4.75	5-1-2037	285,000	285,094
Wisconsin Housing & EDA MFHR Series A (Industrial Development Revenue) ±		4.25	12-1-2035	1,960,000	2,036,205
Wisconsin Housing & EDA President House Project (Housing Revenue, Associated Bank NA LOC) ø		0.14	8-1-2046	1,775,000	1,775,000
Wisconsin Housing & EDA Series A (Housing Revenue, FHLB LIQ) ø		0.04	5-1-2055	1,550,000	1,550,000
Wisconsin Housing & EDA Series A (Housing Revenue)		5.75	11-1-2043	3,390,000	3,645,572
Wisconsin Housing & EDA Series E (Housing Revenue)		4.90	11-1-2035	2,015,000	2,028,944
Wisconsin Oneida Tribe of Indians (Tax Revenue) 144A		5.50	2-1-2021	685,000	768,330
Wisconsin Refunding Bond of 2011 Series 1 (GO)		5.00	5-1-2022	1,225,000	1,464,910
					77,878,089

Total Municipal Obligations (Cost $120,634,009)					124,998,448

Total investments in securities (Cost $120,634,009)*	86.13%				124,998,448
Other assets and liabilities, net	13.87				20,135,347

Total net assets	100.00%				$145,133,795

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
*	Cost for federal income tax purposes is $120,630,807 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,881,919
Gross unrealized losses	(514,278)

Net unrealized gains	$4,367,641

4

Wells Fargo Advantage Wisconsin Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1  –  quoted prices in active markets for identical securities

Level 2  –  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3   –  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$124,998,448	$0	$124,998,448

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 86.18%
Alabama : 1.78%
Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,500,000	$1,542,705
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	1,350,000	764,870
Jefferson County AL Warrants Series A (GO)	4.90	4-1-2021	895,000	963,297
				3,270,872

Arizona : 3.10%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	550,000	572,908
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.00	7-1-2032	500,000	524,805
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.25	7-1-2032	335,000	356,350
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	1,000,000	1,001,110
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	6.75	12-15-2033	1,120,000	1,192,901
Pima County AZ IDA Refunding Bond Facility Desert Heights Charter (Education Revenue)	7.00	5-1-2034	1,000,000	1,028,720
Verrado AZ Community Facilities District #1 (GO) 144A	5.00	7-15-2022	500,000	550,580
Yavapai County AZ IDA AgriBusiness & Equine Center Project (Education Revenue)	4.63	3-1-2022	445,000	462,836
				5,690,210

California : 6.34%
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,134,520
California Pollution Control Financing Authority Water Furnishing Revenue Bonds Poseidon Resources LP Desalination Project (Water & Sewer Revenue) 144A	5.00	7-1-2027	1,000,000	1,038,720
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	301,130
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue) %%	4.75	10-1-2024	425,000	426,343
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue) %%	5.63	10-1-2034	575,000	578,278
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	119,796
California Various Purposes (GO)	6.00	4-1-2038	200,000	239,046
Compton CA Community College District Election of 2002 CAB Series C (GO) ¤	0.00	8-1-2029	500,000	246,655
Corona-Norca CA Unified School District Election of 2006 CAB Series C Step Bond (GO, AGM Insured) ¤	0.00	8-1-2039	130,000	139,870
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	130,000	74,185
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2032	70,000	32,832
Golden State Tobacco Securitization California Tobacco Settlement CAB Series A (Tobacco Revenue, Ambac Insured) ¤	0.00	6-1-2024	4,985,000	3,702,110
Hawthorne CA School District CAB Series C (GO, National Insured) ¤	0.00	11-1-2025	100,000	61,991
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	150,000	158,999
Palo Alto CA Improvement Bond Act 1915 (Miscellaneous Revenue)	4.00	9-2-2020	240,000	263,426
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2024	450,000	542,381
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	150,000	176,478
Stockton CA Unified School District (Miscellaneous Revenue, Ambac Insured)	5.00	2-1-2016	100,000	105,487
University of California General Revenue Bonds Series AI (Education Revenue)	5.00	5-15-2038	1,000,000	1,133,090
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	1,000,000	1,153,410
				11,628,747

1

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 1.31%
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13%	12-1-2033	$200,000	$226,580
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	250,000	287,223
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	260,000	298,194
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	500,000	570,295
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	1,000,000	1,023,080
				2,405,372

Connecticut : 0.29%
Connecticut Securities Industry & Financial Markets Association Index Series A (Miscellaneous Revenue) ±	1.03	3-1-2025	525,000	523,567

District of Columbia : 0.50%
District of Columbia Association of American Medical Colleges Issue Series A (Miscellaneous Revenue)	5.00	10-1-2024	270,000	312,385
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	80,000	89,157
District of Columbia Friendship Charter School Project Series A (Education Revenue)	2.25	6-1-2016	520,000	519,147
				920,689

Florida : 4.32%
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	559,480
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	250,000	280,063
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	1,000,000	1,060,630
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	250,275
Miami-Dade County FL School Board Certificates of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,490,290
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	1,000,000	1,191,630
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	1,000,000	1,086,720
				7,919,088

Georgia : 0.03%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Industrial Development Revenue, Ambac Insured)	5.00	1-1-2027	50,000	53,748

Guam : 2.03%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	365,000	390,846
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	300,000	340,437
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,102,320
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	75,000	84,425
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2021	550,000	632,198
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2022	500,000	576,175
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	589,710
				3,716,111

2

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Idaho : 0.48%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38%	6-1-2040	$100,000	$117,596
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	500,000	501,105
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	250,000	260,818
				879,519

Illinois : 24.08%
Bureau County IL Township High School District #502 Series A (GO, Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	917,798
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	4,035,000	3,057,723
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2022	3,250,000	2,307,013
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2017	250,000	277,930
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2021	2,455,000	2,774,445
Chicago IL Board of Education Series C (GO)	5.25	12-1-2023	1,000,000	1,056,950
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2022	375,000	401,989
Chicago IL City Colleges Capital Improvement Project CAB (GO, National Insured) ¤	0.00	1-1-2031	800,000	350,088
Chicago IL Emergency Telephone System Project (GO, National Insured)	5.50	1-1-2023	555,000	616,222
Chicago IL Library Project Series D (GO)	5.00	1-1-2021	440,000	469,792
Chicago IL Modern Schools Across Chicago Program Series A (GO)	4.00	12-1-2018	445,000	475,750
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2043	1,500,000	1,662,840
Chicago IL Series A (GO)	4.00	1-1-2020	440,000	455,457
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2022	1,000,000	1,035,640
Chicago IL Series A (GO, Ambac Insured)	5.00	1-1-2026	930,000	961,555
Chicago IL Series A (GO)	5.25	1-1-2021	335,000	355,294
Chicago IL Series A (GO)	5.25	1-1-2026	550,000	571,082
Chicago IL Series A (GO, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	1,500,000	1,547,325
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2018	735,000	758,167
Chicago IL Series C (GO)	4.00	1-1-2021	750,000	781,568
Chicago IL Series C (GO)	5.00	1-1-2034	1,300,000	1,315,275
Chicago IL Wastewater Transmission Project (Water & Sewer Revenue)	5.00	1-1-2027	1,000,000	1,119,070
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	1,000,000	1,113,010
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2031	1,000,000	1,107,790
Cook County IL Community College District #508 (GO)	5.25	12-1-2043	1,000,000	1,103,990
Cook County IL Community College District #508 (GO)	5.50	12-1-2038	1,000,000	1,136,340
Cook County IL School District #144 CAB (GO, AGM Insured) ¤	0.00	12-1-2025	1,000,000	621,310
Cook County IL School District #159 CAB (GO, AGM Insured) ¤	0.00	12-1-2023	615,000	449,325
Cook County IL Series A (GO)	5.00	11-15-2020	500,000	573,635
Illinois (GO, AGM Insured)	5.00	1-1-2023	300,000	324,999
Illinois (GO, AGM Insured)	5.00	4-1-2026	1,130,000	1,252,786
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	1,250,000	1,411,375
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	200,000	232,868
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	50,000	50,575
Illinois Finance Authority Rogers Park Montessori School Project (Miscellaneous Revenue)	5.00	2-1-2024	525,000	526,906
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	547,935
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	6.00	3-1-2038	400,000	452,832
Illinois Public Improvement Series of June 2013 (Miscellaneous Revenue)	5.50	7-1-2038	1,000,000	1,072,360
Illinois Series A (Tax Revenue)	5.00	6-1-2019	175,000	194,651
Illinois Series A (GO, AGM Insured)	5.00	4-1-2024	1,905,000	2,122,856
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2028	1,500,000	1,651,320
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.25	6-15-2031	2,500,000	2,791,875

3

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00%	1-1-2024	$350,000	$375,141
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,000,000	1,118,470
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	75,000	68,308
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	420,000	358,655
Will County IL School District #114 CAB Series C (GO, National Insured) ¤	0.00	12-1-2017	255,000	233,743
				44,162,028

Indiana : 2.55%
Indiana Finance Authority I-69 Section 5 Project (Miscellaneous Revenue)	5.25	9-1-2034	1,000,000	1,094,200
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	1,000,000	1,063,680
Indiana Finance Authority Series M (Miscellaneous Revenue)	5.00	7-1-2029	605,000	688,115
Indiana Finance Authority Wastewater Utility Project Series A (Water & Sewer Revenue)	5.25	10-1-2031	1,310,000	1,507,090
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	2.01	11-15-2031	150,000	151,487
Jasper County IN PCR Northern Series B (Industrial Development Revenue, National Insured)	5.60	11-1-2016	155,000	167,490
				4,672,062

Kentucky : 0.35%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	639,520

Louisiana : 0.77%
Louisiana Public Facilities Authority Dock & Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	750,000	829,283
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	579,095
				1,408,378

Maine : 0.20%
Portland ME General Airport (Airport Revenue)	5.00	7-1-2022	150,000	171,953
Portland ME General Airport (Airport Revenue)	5.00	7-1-2023	175,000	200,025
				371,978

Maryland : 0.07%
Maryland Health & Higher Education Washington County Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	135,229

Massachusetts : 0.06%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	100,000	117,151

Michigan : 6.24%
Detroit MI Distributable State Aid Project (GO)	4.25	11-1-2021	770,000	823,145
Detroit MI Financial Recovery Bonds (GO) ±	3.50	10-7-2016	1,500,000	1,498,185
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	715,000	806,620
Michigan Finance Authority Local Government Loan Program (Water & Sewer Revenue)	5.00	7-1-2030	3,000,000	3,257,778
Michigan Hospital Finance Authority McLaren Healthcare Series C (Health Revenue)	5.00	8-1-2035	725,000	746,395
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	50,000	48,569
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	50,000	51,563

4

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue) (s)	8.00%	9-1-2021	$160,000	$104,008
Michigan Public Educational Facilities Authority Landmark Academy Project (Education Revenue)	6.00	6-1-2020	480,000	496,704
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	500,000	503,410
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2020	785,000	787,072
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2021	870,000	872,149
Wayne Charter County MI Building Imports Series A (GO)	6.75	11-1-2039	950,000	992,294
Western Michigan University General Revenue & Refunding Bonds (Education Revenue)	5.25	11-15-2031	400,000	457,620
				11,445,512

Mississippi : 0.62%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	1,000,000	1,136,250

Missouri : 0.69%
Raymore MO Tax Increment Refunding & Improvement Revenue Bonds Raymore Galleria Project Series A (Tax Revenue)	3.00	5-1-2017	500,000	508,100
Raymore MO Tax Increment Refunding & Improvement Revenue Bonds Raymore Galleria Project Series A (Tax Revenue)	4.00	5-1-2020	750,000	759,998
				1,268,098

Nevada : 0.19%
Henderson NV Health Care Facility Catholic Healthcare West Project Series A (Health Revenue)	5.63	7-1-2024	350,000	350,854

New Jersey : 2.79%
Bayonne NJ School Refunding Bonds (GO, AGM Insured)	5.00	7-15-2021	1,300,000	1,514,474
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	1,490,000	1,682,314
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	250,000	302,735
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-2020	285,000	327,100
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.64	3-1-2028	1,000,000	999,870
New Jersey Transportation Trust Fund Authority Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	287,055
				5,113,548

New Mexico : 1.37%
New Mexico Municipal Energy Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.86	11-1-2039	2,500,000	2,516,900

New York : 4.24%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	500,000	563,145
Monroe County NY Industrial Development Corporation Refunding Bond Monroe Community College Association (Education Revenue, AGM Insured)	5.00	1-15-2038	500,000	553,175
Nassau County NY Series F (GO)	5.00	10-1-2020	150,000	171,282
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	500,000	579,185
New York Local Government Assistance Corporation Series A-11V (Tax Revenue, AGM Insured) ±(m)(n)	0.14	4-1-2017	200,000	197,500
New York NY Series F-1 (GO)	5.00	3-1-2032	1,000,000	1,139,820
New York Urban Development Corporation Certificate of Participation James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	520,000	521,799

5

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage CoreBuilder Shares - Series M

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Onondaga NY Civic Development Corporation St. Josephs Hospital Health Center Project Series A (Health Revenue)	4.63%	7-1-2022	$700,000	$733,236
Onondaga NY Civic Development Corporation St. Josephs Hospital Health Center Project Series A (Health Revenue)	5.00	7-1-2019	750,000	803,235
Oyster Bay NY Public Improvement (GO)	3.00	8-15-2019	875,000	900,629
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	560,125
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	1,000,000	1,060,130
				7,783,261

Ohio : 3.22%
Lancaster OH Port Authority Gas Supply (Utilities Revenue) ±	0.82	5-1-2038	5,000,000	5,019,950
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	620,000	675,310
Ohio Enterprise Bond Toledo Series 2A (Industrial Development Revenue)	5.50	12-1-2019	190,000	212,931
				5,908,191

Oregon : 0.44%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	500,000	607,610
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	197,708
				805,318

Pennsylvania : 7.84%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	710,000	716,411
Allegheny County PA Series C-72 (GO)	5.25	12-1-2032	1,000,000	1,145,490
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.54	11-1-2039	2,000,000	2,052,300
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	325,000	343,281
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	505,000	505,202
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	65,000	65,047
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	1,400,000	1,665,860
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2021	660,000	737,550
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2023	760,000	847,088
Pennsylvania Turnpike Commission Sub Series E Step Bond (Transportation Revenue) ¤	0.00	12-1-2038	1,000,000	1,052,170
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,086,460
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	325,000	337,119
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	4.00	4-1-2017	240,000	241,706
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	5.00	4-1-2022	450,000	463,325
Philadelphia PA IDA Mariana Bracetti Academy Project (Education Revenue)	6.25	12-15-2021	285,000	306,492
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	305,953
Philadelphia PA Series A (GO)	5.25	7-15-2033	1,000,000	1,147,140

6

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)
Reading PA Water Authority Revenue Bonds (Water & Sewer Revenue)	5.25%	12-1-2036	$1,250,000	$1,364,388
				14,382,982

Puerto Rico : 0.78%
Puerto Rico Highway & Transportation Authority Series J (Tax Revenue, National Insured)	5.00	7-1-2015	1,425,000	1,425,299

Rhode Island : 0.53%
Rhode Island Economic Development Corporation Series A (Airport Revenue, AGM Insured)	5.00	7-1-2019	575,000	577,162
Rhode Island Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	6.00	6-1-2023	390,000	392,804
				969,966

South Carolina : 0.78%
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue)	8.50	12-1-2018	100,000	101,400
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	240,000	252,458
South Carolina Jobs EDA York Preparatory Academy Project series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,077,140
				1,430,998

Tennessee : 1.41%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	125,000	140,290
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	1,000,000	1,153,120
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,100,000	1,283,920
				2,577,330

Texas : 5.49%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A (Education Revenue)	7.13	3-1-2044	1,250,000	1,308,775
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	1,050,000	1,033,557
Houston TX Airport System United Airlines Incorporated Terminal E Project (Airport Revenue)	4.50	7-1-2020	1,000,000	1,031,120
Houston TX Higher Education Financial Corporation Series A (Education Revenue)	4.00	2-15-2022	225,000	233,883
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	160,000	170,968
Lewisville TX Combination Unrefunded Balance Refunding & Capital Special Assessment (Miscellaneous Revenue, ACA Insured)	6.13	9-1-2029	410,000	410,943
North Texas Tollway Authority System Series B (Transportation Revenue)	5.00	1-1-2026	350,000	394,086
Northside TX Independent School District Building Project (GO) ±	2.00	8-1-2044	2,000,000	2,043,760
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	1,000,000	1,122,080
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2032	225,000	279,506
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	50,000	62,023
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	1,300,000	1,601,639
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	330,000	378,058
				10,070,398

7

Portfolio of investments — September 30, 2014 (unaudited)	Wells Fargo Advantage CoreBuilder Shares - Series M

Security name		Interest rate	Maturity date	Principal	Value
Utah : 0.12%
Spanish Fork City UT Charter School American Leadership Academy (Education Revenue) 144A		5.55%	11-15-2021	$165,000	$167,295
Utah Charter School Finance Authority Paradigm High School Project (Education Revenue)		5.00	7-15-2015	60,000	60,413
					227,708

Vermont : 0.28%
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±		3.23	12-3-2035	500,000	502,970

Washington : 0.29%
Washington Energy Northwest Wind Project (Utilities Revenue, Ambac Insured)		5.00	7-1-2026	500,000	537,190

Wisconsin : 0.60%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		7.20	8-1-2048	1,000,000	1,099,000

Total Municipal Obligations (Cost $151,516,157)					158,066,042

		Yield		Shares
Short-Term Investments : 12.39%
Investment Companies : 12.21%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##		0.01		22,392,565	22,392,565

				Principal
U.S. Treasury Securities : 0.18%
Treasury Bill (z)		0.02	12-18-2014	$345,000	344,987

Total Short-Term Investments (Cost $22,737,550)					22,737,552

Total investments in securities (Cost $174,253,707)*	98.57%				180,803,594
Other assets and liabilities, net	1.43				2,615,050

Total net assets	100.00%				$183,418,644

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $174,253,707 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,710,805
Gross unrealized losses	(160,918)

Net unrealized gains	$6,549,887

8

Wells Fargo Advantage CoreBuilder Shares – Series M (the “Fund”)

Notes to Portfolio of investments – September 30, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$157,868,542	$197,500	$158,066,042

Short-term investments
Investment companies	22,392,565	0	0	22,392,565
U.S. Treasury securities	344,987	0	0	344,987

Total assets	$22,737,552	$157,868,542	$197,500	$180,803,594

Transfers in and transfers out are recognized at the end of the reporting period. At September 30, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	November 21, 2014

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	November 21, 2014